United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/20

Date of Reporting Period: Six months ended 01/31/20

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
January 31, 2020
Ticker FRFXX

Federated Capital Reserves Fund

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2020, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Instruments	34.1%
Commercial Paper	31.0%
Other Repurchase Agreements and Repurchase Agreements	19.2%
Bank Instruments	13.7%
Asset-Backed Securities	1.0%
Notes-Municipal	0.2%
Investment Company	0.7%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
At January 31, 2020, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	50.7%[4]
8-30 Days	17.7%
31-90 Days	22.1%
91-180 Days	8.4%
181 Days or more	1.0%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 19.1% of the Fund's portfolio.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2020 (unaudited)
Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—1.0%
		Finance - Equipment—1.0%
$15,450,333		BCC Funding XVI LLC (Equipment Contract Backed Notes, Series 2019-1), Class A1, 2.300%, 10/20/2020	$15,450,333
4,663,048		HPEFS Equipment Trust 2019-1, Class A1, 2.150%, 10/9/2020	4,663,048
20,426,950		MMAF Equipment Finance LLC 2019-B, Class A1, 2.124%, 10/9/2020	20,426,950
		TOTAL ASSET-BACKED SECURITIES	40,540,331
		CERTIFICATES OF DEPOSIT—13.7%
		Banking—13.7%
135,000,000		ABN Amro Bank NV, 2.090%, 2/12/2020	135,000,000
30,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 2.200%, 3/19/2020	29,914,781
125,000,000		Landesbank Baden-Wurttemberg, 1.580% - 1.610%, 2/3/2020 - 2/6/2020	125,000,000
150,000,000		MUFG Bank Ltd., 1.910% - 2.020%, 2/28/2020 - 5/7/2020	150,000,000
20,000,000		MUFG Bank Ltd., 1.910%, 6/16/2020	19,857,077
40,000,000		Sumitomo Mitsui Banking Corp., 1.930%, 4/29/2020	40,000,000
40,000,000		Sumitomo Mitsui Trust Bank Ltd., 2.000%, 3/24/2020	40,000,000
		TOTAL CERTIFICATES OF DEPOSIT	539,771,858
	[1]	COMMERCIAL PAPER—31.0%
		Aerospace/Auto—1.0%
40,000,000		Northrop Grumman Corp., 1.794%, 3/25/2020	39,894,589
		Banking—14.5%
20,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 1.930%, 4/1/2020	20,000,000
9,000,000		Antalis S.A., (Societe Generale, Paris LIQ), 1.909%, 4/3/2020	8,970,550
60,000,000		BPCE SA, 1.919%, 7/6/2020	59,506,000
110,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 1.949% - 2.100%, 2/5/2020 - 5/11/2020	109,698,764
50,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 1.969% (1-month USLIBOR +0.300%), 6/17/2020	50,000,000
28,000,000		Great Bridge Capital Co., LLC, (Standard Chartered Bank COL), 2.061%, 3/27/2020	27,912,306
57,000,000		LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 1.857% - 2.103%, 3/25/2020 - 7/6/2020	56,780,639
25,000,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 1.918% - 1.919%, 5/21/2020 - 6/2/2020	24,848,528
130,000,000		Ridgefield Funding Company, LLC Series A, 1.916% - 2.093%, 4/9/2020 - 5/5/2020	129,431,750
Semi-Annual Shareholder Report
2

Principal Amount or Shares			Value
	[1]	COMMERCIAL PAPER—continued
		Banking—continued
$86,550,000		Versailles Commercial Paper LLC, (Natixis LIQ), 1.859% - 2.033%, 2/3/2020 - 4/6/2020	$86,375,353
		TOTAL	573,523,890
		Electric Power—1.4%
55,000,000		Duke Energy Corp., 1.670%, 2/3/2020	54,994,897
		Finance - Commercial—0.9%
35,000,000		Atlantic Asset Securitization LLC, 2.030%, 3/13/2020 - 3/18/2020	34,915,272
		Finance - Retail—3.2%
50,000,000		Barton Capital S.A., 1.707%, 4/28/2020	49,794,583
25,000,000		Chariot Funding LLC, 2.722%, 3/9/2020	24,931,910
50,000,000		Starbird Funding Corp., 2.091%, 3/26/2020	49,844,750
		TOTAL	124,571,243
		Food & Beverage—1.0%
38,900,000		Mondelez International, Inc., 1.660% - 1.804%, 2/4/2020 - 2/28/2020	38,873,982
		Hotels—0.8%
31,200,000		Marriott International, Inc., 1.803%, 2/24/2020	31,164,120
		Oil & Oil Finance—3.1%
122,793,000		BP Capital Markets PLC, (Guaranteed by BP PLC), 1.769% - 1.929%, 4/1/2020 - 6/18/2020	122,022,918
		Sovereign—3.8%
25,000,000		European Investment Bank, 1.916%, 5/26/2020	24,849,062
125,000,000		Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 2.008% - 2.021%, 2/29/2020 - 3/9/2020	124,813,889
		TOTAL	149,662,951
		Telecommunications—1.3%
50,000,000		Bell Canada, 1.853%, 2/4/2020	49,992,292
		TOTAL COMMERCIAL PAPER	1,219,616,154
	[2]	NOTES-VARIABLE—34.1%
		Aerospace/Auto—1.3%
50,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 1.850% (1-month USLIBOR +0.200%), 3/2/2020	50,000,000
		Banking—30.3%
65,000,000		Bank of Montreal, 1.846% (1-month USLIBOR +0.170%), 2/14/2020	65,002,175
40,000,000		Bank of Montreal, 1.954% (1-month USLIBOR +0.300%), 2/21/2020	40,000,000
25,000,000		Bank of Montreal, 1.970% (Effective Fed Funds +0.370%), 2/3/2020	25,000,000
20,000,000		Bank of Montreal, 2.020% (3-month USLIBOR +0.120%), 3/4/2020	20,000,000
25,000,000		Bank of Montreal, 2.034% (3-month USLIBOR +0.130%), 2/18/2020	25,000,000
14,000,000		Bank of Montreal, 2.080% (3-month USLIBOR +0.120%), 3/30/2020	14,000,000
Semi-Annual Shareholder Report
3

Principal Amount or Shares			Value
	[2]	NOTES-VARIABLE—continued
		Banking—continued
$35,000,000		Bank of Nova Scotia, Toronto, 1.870% (Effective Fed Funds +0.270%), 2/3/2020	$35,000,000
25,000,000		Bank of Nova Scotia, Toronto, 1.893% (1-month USLIBOR +0.210%), 2/11/2020	25,000,000
40,000,000		Bank of Nova Scotia, Toronto, 2.000% (Effective Fed Funds +0.400%), 2/3/2020	40,000,000
30,000,000		Bank of Nova Scotia, Toronto, 2.032% (3-month USLIBOR +0.130%), 2/4/2020	30,000,000
10,000,000		Bank of Nova Scotia, Toronto, 2.038% (3-month USLIBOR +0.130%), 2/6/2020	10,000,000
25,000,000		Bank of Nova Scotia, Toronto, 2.047% (3-month USLIBOR +0.120%), 3/23/2020	25,000,000
10,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 2.028% (3-month USLIBOR +0.130%), 2/13/2020	10,000,000
15,000,000		Bedford Row Funding Corp., (Royal Bank of Canada GTD), 2.136% (3-month USLIBOR +0.190%), 3/25/2020	15,000,000
34,140,000		BlackRock MuniHoldings Quality Fund, Inc., VMTP Preferred Shares (Series T0019) Daily VRDPs, (JPMorgan Chase Bank, N.A. LIQ), 1.620%, 2/3/2020	34,140,000
9,200,000		Bragg 2019 Family Trust No. 1, Series 2019, (BOKF, N.A. LOC), 1.640%, 2/6/2020	9,200,000
25,000,000		Canadian Imperial Bank of Commerce, 1.860% (Effective Fed Funds +0.260%), 2/3/2020	25,000,000
40,000,000		Canadian Imperial Bank of Commerce, 1.860% (Effective Fed Funds +0.260%), 2/3/2020	40,000,000
40,000,000		Canadian Imperial Bank of Commerce, 1.984% (1-month USLIBOR +0.250%), 2/4/2020	40,000,000
20,000,000		Canadian Imperial Bank of Commerce, 2.030% (3-month USLIBOR +0.140%), 2/5/2020	20,000,000
35,080,000		Carol Allen Family Liquidity Trust, (Comerica Bank LOC), 1.620%, 2/6/2020	35,080,000
16,120,000		Catholic Health Initiatives, Taxable Muni Funding Trust (Series 2019-007) VRDNs, (Barclays Bank plc LOC), 2.000%, 2/6/2020	16,120,000
2,780,000		Colorado Health Facilities Authority, Series 2016B, (UMB Bank, N.A. LOC), 1.930%, 2/6/2020	2,780,000
10,265,000		Connecticut Water Co., Series 2004, (Citizens Bank, N.A., Providence LOC), 1.900%, 2/5/2020	10,265,000
15,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 1.934% (1-month USLIBOR +0.280%), 2/21/2020	15,000,000
7,090,000		EG Irrevocable Life Insurance Trust, (BOKF, N.A. LOC), 1.620%, 2/6/2020	7,090,000
9,590,000		Eric and Lizzie Bommer Insurance Trust, (BOKF, N.A. LOC), 1.640%, 2/6/2020	9,590,000
Semi-Annual Shareholder Report
4

Principal Amount or Shares			Value
	[2]	NOTES-VARIABLE—continued
		Banking—continued
$2,930,000		Gannett Fleming, Inc., Series 2001, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 2.110%, 2/7/2020	$2,930,000
14,215,000		Gerald J. Rubin Special Trust No. 1, (Goldman Sachs Bank USA LOC), 1.620%, 2/6/2020	14,215,000
5,670,000		GM Enterprises of Oregon, Inc., Series 2017, (Bank of the West, San Francisco, CA LOC), 1.620%, 2/6/2020	5,670,000
840,000		Green Knight Economic Development Corp., Series 2004, (Fulton Bank, N.A. LOC), 2.110%, 2/6/2020	840,000
2,195,000		IRT Funding Trust / VAP Master Trust II, Taxable Muni Funding Trust (Series 2019-008) VRDNs, (Barclays Bank plc LOC), 2.000%, 2/6/2020	2,195,000
23,445,000		J.R. Adventures Insurance Trust, (BOKF, N.A. LOC), 1.640%, 2/6/2020	23,445,000
115,000		Lancaster, PA IDA, Snavely's Mill, Inc. Series 2003—B, (Fulton Bank, N.A. LOC), 2.110%, 2/6/2020	115,000
3,405,000		Moran Enterprises, Inc., Series 2015, (BOKF, N.A. LOC), 1.640%, 2/6/2020	3,405,000
25,000,000		National Australia Bank Ltd., Melbourne, 1.817% (1-month USLIBOR +0.160%), 2/20/2020	25,000,000
38,900,000		New Jersey EDA, Taxable Muni Funding Trust (Series 2019-014) VRDNs, (Barclays Bank plc LOC), 2.000%, 2/6/2020	38,900,000
11,255,000		NLS 2015 Irrevocable Trust, (BOKF, N.A. LOC), 1.640%, 2/6/2020	11,255,000
9,280,000		Opler 2013 Irrevocable Trust, (BOKF, N.A. LOC), 1.640%, 2/6/2020	9,280,000
30,565,000		RBS Insurance Trust, (BOKF, N.A. LOC), 1.640%, 2/6/2020	30,565,000
20,000,000		Royal Bank of Canada, 1.860% (Effective Fed Funds +0.260%), 2/3/2020	20,000,000
40,000,000		Royal Bank of Canada, 1.870% (Effective Fed Funds +0.270%), 2/3/2020	40,000,000
40,000,000		Royal Bank of Canada, 1.880% (Effective Fed Funds +0.280%), 2/3/2020	40,000,000
15,000,000		Royal Bank of Canada, 1.880% (Effective Fed Funds +0.280%), 2/3/2020	15,000,000
20,000,000		Royal Bank of Canada, 1.880% (Effective Fed Funds +0.280%), 2/3/2020	20,000,000
10,000,000		Royal Bank of Canada, 1.950% (Effective Fed Funds +0.350%), 2/3/2020	10,000,000
9,470,000		Sendra Family Irrevocable Trust, Series 2015, (BOKF, N.A. LOC), 1.640%, 2/6/2020	9,470,000
13,875,000		Steel Dust Recycling, LLC, Series 2016, (Comerica Bank LOC), 1.620%, 2/6/2020	13,875,000
2,300,000		Taxable Muni Funding Trust 2018-003, Barclays (Series 2018-003) VRDNs, (Barclays Bank plc LOC), 2.000%, 2/6/2020	2,300,000
6,145,000		Taxable Muni Funding Trust 2020-001, (Series 2020-001) VRDNs, (Barclays Bank plc LOC), 2.000%, 2/6/2020	6,145,000
Semi-Annual Shareholder Report
5

Principal Amount or Shares			Value
	[2]	NOTES-VARIABLE—continued
		Banking—continued
$11,935,000		The Gregory P. Berry Trust, Series 2017, (BOKF, N.A. LOC), 1.620%, 2/6/2020	$11,935,000
6,460,000		The Harry M. Rubin 2014 Insurance Trust, Series 2014, (Wells Fargo Bank, N.A. LOC), 1.620%, 2/5/2020	6,460,000
5,825,000		The Jacob Rosenstein Irrevocable Life Insurance Trust, (Bank of America N.A. LOC), 1.640%, 2/5/2020	5,825,000
8,820,000		The Jay Deitz 2015 Irrevocable Life Insurance Trust, Series 2016, (BOKF, N.A. LOC), 1.640%, 2/6/2020	8,820,000
9,825,000		The KVR Insurance Trust, Series 2014, (BOKF, N.A. LOC), 1.640%, 2/6/2020	9,825,000
9,240,000		The Murray D. Berry Trust, Series 2017, (BOKF, N.A. LOC), 1.620%, 2/6/2020	9,240,000
9,550,000		The Ray L. Berry Trust, Series 2017, (BOKF, N.A. LOC), 1.640%, 2/6/2020	9,550,000
5,565,000		The Raymon Lee Ince Irrevocable Trust, Series 2013, (BOKF, N.A. LOC), 1.640%, 2/6/2020	5,565,000
6,680,000		The Rieber Life Insurance Trust, Series 2016, (BOKF, N.A. LOC), 1.640%, 2/6/2020	6,680,000
20,000,000		Toronto Dominion Bank, 1.870% (Effective Fed Funds +0.270%), 2/3/2020	20,000,000
10,000,000		Toronto Dominion Bank, 1.870% (Effective Fed Funds +0.270%), 2/3/2020	10,000,000
25,000,000		Toronto Dominion Bank, 1.950% (Effective Fed Funds +0.350%), 2/3/2020	25,000,000
7,305,000		Tuttle Insurance Trust No. 2, Series 2015, (BOKF, N.A. LOC), 1.640%, 2/6/2020	7,305,000
35,000,000		Westpac Banking Corp. Ltd., Sydney, 1.870% (Effective Fed Funds +0.270%), 2/3/2020	35,000,000
15,000,000		Westpac Banking Corp. Ltd., Sydney, 1.880% (Effective Fed Funds +0.280%), 2/3/2020	15,000,000
8,240,000		Wingo Family Master Trust, (BOKF, N.A. LOC), 1.640%, 2/6/2020	8,240,000
13,000,000		Yavapai County, AZ IDA—Recovery Zone Facility (Drake Cement LLC), Taxble (Series 2015) Weekly VRDNs, (Bank of Nova Scotia, Toronto LOC), 1.650%, 2/6/2020	13,000,000
		TOTAL	1,195,317,175
		Finance - Retail—1.8%
50,000,000		Chariot Funding LLC, 1.970% (1-month USLIBOR +0.190%), 2/3/2020	50,000,000
20,000,000		Old Line Funding, LLC, 1.920% (Effective Fed Funds +0.320%), 2/3/2020	20,000,000
		TOTAL	70,000,000
Semi-Annual Shareholder Report
6

Principal Amount or Shares			Value
	[2]	NOTES-VARIABLE—continued
		Government Agency—0.7%
$3,935,000		Jerry P. Himmel Irrevocable Trust No. 1, (Federal Home Loan Bank of Dallas LOC), 1.100%, 2/6/2020	$3,935,000
10,725,000		Joseph L. Goggins Irrevocable Insurance Trust, Series 2018, (Federal Home Loan Bank of Atlanta LOC), 1.620%, 2/6/2020	10,725,000
7,870,000		Millbrook, AL Redevelopment Authority, RAM Millbrook Hospitality LLC Project, Series 2017, (Federal Home Loan Bank of New York LOC), 1.760%, 2/6/2020	7,870,000
6,060,000		Roberts Insurance Trusts, LLC, (Federal Home Loan Bank of Des Moines LOC), 1.620%, 2/6/2020	6,060,000
		TOTAL	28,590,000
		TOTAL NOTES—VARIABLE	1,343,907,175
		NOTES-MUNICIPAL—0.2%
		Municipals—0.2%
8,319,000		Broome County, NY, Taxable (Series B) BANs, 3.000%, 5/1/2020	8,323,964
		OTHER REPURCHASE AGREEMENTS—7.1%
50,000,000		Citigroup Global Markets, Inc., 2.137%, dated 11/19/2019, interest in a $60,000,000 collateralized loan agreement will repurchase securities provided as collateral for $60,655,463 on 5/21/2019, in which medium-term notes and sovereign debt securities with a market value of $61,321,482 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
70,000,000		Citigroup Global Markets, Inc., 2.187%, dated 11/19/2019, interest in a $90,000,000 collateralized loan agreement will repurchase securities provided as collateral for $91,006,195 on 5/21/2020, in which asset-backed securities and collateralized mortgage-backed obligations with a market value of $91,986,303 have been received as collateral and held with BNY Mellon as tri-party agent.	70,000,000
50,000,000		HSBC Securities (USA), Inc., 1.680%, dated 1/31/2020, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,007,000 on 2/3/2020, in which corporate bonds and medium-term notes with a market value of $51,000,000 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
100,000,000		Wells Fargo Securities LLC, 1.680%, dated 1/31/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,014,000 on 2/3/2020, in which medium-term notes with a market value of $102,014,281 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
10,000,000		Wells Fargo Securities LLC, 2.230%, dated 1/16/2020, interest in a $10,000,000 collateralized loan agreement will repurchase securities provided as collateral for $10,055,750 on 4/15/2020, in which collateralized mortgage-backed obligations with a market value of $10,211,373 have been received as collateral and held with BNY Mellon as tri-party agent.	10,000,000
		TOTAL OTHER REPURCHASE AGREEMENTS	280,000,000
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Principal Amount or Shares		Value
	REPURCHASE AGREEMENTS—12.1%
$169,000,000	Interest in $400,000,000 joint repurchase agreement, 1.580% dated 1/31/2020 under which Barclays Bank PLC will repurchase the securities provided as collateral for $400,052,667 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury with various maturities to 8/15/2046 and the market value of those underlying securities was $408,053,763.	$169,000,000
50,000,000	Interest in $200,000,000 joint repurchase agreement, 1.600% dated 1/31/2020 under which BMO Harris Bank, N.A. will repurchase the securities provided as collateral for $200,026,667 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency with various maturities to 2/25/2036 and the market value of those underlying securities was $205,695,052.	50,000,000
7,000,000	Interest in $86,000,000 joint repurchase agreement, 1.600% dated 1/31/2020 under which BNP Paribas SA will repurchase the securities provided as collateral for $86,011,467 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2040 and the market value of those underlying securities was $102,002,981.	7,000,000
250,000,000	Interest in $2,015,000,000 joint repurchase agreement, 1.590% dated 1/31/2020 under which Merrill Lynch, Pierce, Fenner & Smith, Inc. will repurchase the securities provided as collateral for $2,015,266,988 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency with various maturities to 12/20/2068 and the market value of those underlying securities was $2,075,724,997.	250,000,000
	TOTAL REPURCHASE AGREEMENTS	476,000,000
	INVESTMENT COMPANY—0.7%
26,997,500	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.71%[3]	27,000,100
	TOTAL INVESTMENT IN SECURITIES—99.9% (AT AMORTIZED COST)[4]	3,935,159,582
	OTHER ASSETS AND LIABILITIES—0.1%[5]	3,890,190
	TOTAL NET ASSETS—100%	$3,939,049,772
Securities that are subject to the federal alternative minimum tax (AMT) represent 0.9% of the Fund's portfolio as calculated based upon total market value.
Semi-Annual Shareholder Report
8

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the six months ended January 31, 2020, were as follows:
Federated Institutional Prime Value Obligations Fund Institutional Shares
Balance of Shares Held 7/31/2019	26,997,500
Purchases/Additions	—
Sales/Reductions	—
Balance of Shares Held 1/31/2020	26,997,500
Value	$27,000,100
Change in Unrealized Appreciation/(Depreciation)	$—
Net Realized Gain/(Loss)	$—
Dividend Income	$262,881
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2020.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2020, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
Semi-Annual Shareholder Report
9

The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
COL	—Collateralized
EDA	—Economic Development Authority
GTD	—Guaranteed
IDA	—Industrial Development Authority
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
VMTP	—Variable Rate Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.005	0.016	0.007	0.001	—	—
Net realized gain (loss)	0.000[1]	0.000[1]	0.000[1]	—	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.016	0.007	0.001	0.000[1]	0.000[1]
Less Distributions:
Distributions from net income	(0.005)	(0.016)	(0.007)	(0.001)	—	—
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.005)	(0.016)	(0.007)	(0.001)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.55%	1.58%	0.75%	0.10%	0.00%[3]	0.00%[3]
Ratios to Average Net Assets:
Net expenses[4]	1.02%[5]	1.02%	1.02%	0.92%	0.52%	0.27%
Net investment income	1.09%[5]	0.58%	0.70%	0.08%	0.00%	0.00%
Expense waiver/reimbursement[6]	0.19%[5]	0.19%	0.19%	0.30%	0.72%	1.05%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,939,050	$4,030,191	$4,220,884	$6,951,890	$11,562,657	$12,847,237
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	The net expense ratio is calculated without reduction for expenses offset arrangements. The net expense ratio is 1.02% for the six months ended January 31, 2020 and 1.02%, 1.02%, 0.92%, 0.52% and 0.27% for the years ended July 31, 2019, 2018, 2017, 2016 and 2015, respectively, after taking into account these expense reductions.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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11

Statement of Assets and Liabilities
January 31, 2020 (unaudited)
Assets:
Investment in securities, at value including $27,000,100 of investment in an affiliated holding*	$3,179,159,582
Investments in other repurchase agreements and repurchase agreements	756,000,000
Investment in securities, at value (amortized and identified cost $3,935,159,582)		$3,935,159,582
Cash		597,161
Income receivable		6,262,921
Receivable for shares sold		1,002
TOTAL ASSETS		3,942,020,666
Liabilities:
Payable for shares redeemed	22,907
Payable for distribution services fee (Note 4)	1,529,174
Payable for other service fees (Notes 2 and 4)	838,912
Payable for transfer agent fee	318,502
Payable for portfolio accounting fees	132,772
Payable for investment adviser fee (Note 4)	11,724
Payable for administrative fee (Note 4)	8,979
Payable for Directors'/Trustees' fees (Note 4)	2,969
Accrued expenses (Note 4)	104,955
TOTAL LIABILITIES		2,970,894
Net assets for 3,939,060,568 shares outstanding		$3,939,049,772
Net Assets Consists of:
Paid-in capital		$3,939,048,013
Total distributable earnings		1,759
TOTAL NET ASSETS		$3,939,049,772
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$3,939,049,772 ÷ 3,939,060,568 shares outstanding, no par value, unlimited shares authorized		$1.00
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended January 31, 2020 (unaudited)
Investment Income:
Interest			$42,163,201
Dividends received from an affiliated holding*			262,881
TOTAL INCOME			42,426,082
Expenses:
Investment adviser fee (Note 4)		$4,013,851
Administrative fee (Note 4)		1,581,681
Custodian fees		70,556
Transfer agent fees		2,015,372
Directors'/Trustees' fees (Note 4)		12,940
Auditing fees		11,864
Legal fees		4,939
Distribution services fee (Note 4)		11,038,091
Other service fees (Note 2)		5,016,310
Portfolio accounting fees		89,419
Share registration costs		327,519
Printing and postage		196,341
Miscellaneous (Note 4)		20,954
TOTAL EXPENSES		24,399,837
Waivers, Reimbursement and Reduction:
Waiver/reimbursement of investment adviser fee (Note 4)	$(1,845,296)
Waiver of other operating expenses (Note 4)	(2,006,926)
Reduction of custodian fees (Note 5)	(8,801)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(3,861,023)
Net expenses			20,538,814
Net investment income			21,887,268
Net realized gain on investments			22,325
Change in net assets resulting from operations			$21,909,593
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2020	Year Ended 7/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$21,887,268	$68,079,790
Net realized gain	22,325	18,019
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	21,909,593	68,097,809
Distributions to Shareholders:
Distribution to shareholders	(21,924,273)	(68,124,598)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(21,924,273)	(68,124,598)
Share Transactions:
Proceeeds from sale of shares	860,516,997	2,014,908,074
Net asset value of shares issued to shareholders in payment of distributions declared	21,433,107	66,550,811
Cost of shares redeemed	(973,076,958)	(2,272,124,378)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(91,126,854)	(190,665,493)
Change in net assets	(91,141,534)	(190,692,282)
Net Assets:
Beginning of period	4,030,191,306	4,220,883,588
End of period	$3,939,049,772	$4,030,191,306
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2020 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Capital Reserves Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Trustees determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Most securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
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The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreements reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waivers, reimbursement and reduction of $3,861,023 is disclosed in various locations in Note 4 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2020, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 1/31/2020	Year Ended 7/31/2019
Shares sold	860,516,997	2,014,908,074
Shares issued to shareholders in payment of distributions declared	21,433,107	66,550,811
Shares redeemed	(973,076,958)	(2,272,124,378)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(91,126,854)	(190,665,493)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2020, the Adviser voluntarily waived $1,823,930 of its fee.
The Adviser has agreed to waive its fee and/or reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2020, the Adviser waived and/or reimbursed $21,366.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2020, the annualized net fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.55% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2020, FSC waived $2,006,926 of its fees. For the six months ended January 31, 2020, FSC did not retain any fees paid by the Fund. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) and the Fund's share of the fees and expenses of the investments in affiliated funds paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.02% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) October 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. EXPENSE REDUCTION
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended January 31, 2020, the Fund's expenses were reduced by $8,801 under these arrangements.
6. CONCENTRATION OF RISK
A substantial portion of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of January 31, 2020, the Fund had no outstanding loans. During the six months ended January 31, 2020, the Fund did not utilize the LOC.
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8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from or lend money to other participating affiliated funds. As of January 31, 2020, there were no outstanding loans. During the six months ended January 31, 2020, the program was not utilized.
9. SUBSEQUENT EVENTS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains, workflow operations and customer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and result in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including Fund service providers) and the market in general in significant and unforeseen ways. Any such impact could adversely affect the Fund's performance.
Effective on or about June 29, 2020, the name of the Trust and Fund will change to Federated Hermes Money Market Obligations Trust and Federated Hermes Capital Reserves Fund, respectively.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2019 to January 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2019	Ending Account Value 1/31/2020	Expenses Paid During Period[1]
Actual	$1,000	$1,005.50	$5.14
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.01	$5.18
1	Expenses are equal to the Fund's annualized net expense ratio of 1.02%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period).
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Evaluation and Approval of Advisory Contract–May 2019
Federated Capital Reserves Fund (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
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adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
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24

regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
Semi-Annual Shareholder Report
25

For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment
Semi-Annual Shareholder Report
26

program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund's performance fell below the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board discussed the Fund's performance with the Adviser, including the reasons for the Fund's performance, and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Semi-Annual Shareholder Report
27

In 2015, the Board approved a reduction of 10 basis points in the contractual advisory fee.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any
Semi-Annual Shareholder Report
28

applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
29

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC's website at www.sec.gov. You may access Form N-MFP via the link to the Fund and share class name at www.FederatedInvestors.com.
Semi-Annual Shareholder Report
30

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
31

Federated Capital Reserves Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919304
Q450204 (3/20)
© 2020 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2020
Share Class | Ticker	A | GRAXX	B | GRBXX	C | GRCXX
	F | GRGXX	P | GRFXX

Federated Government Reserves Fund
Fund Established 2005

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Government Reserves Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2019 through January 31, 2020. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2020, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	50.7%
U.S. Government Agency Securities	31.5%
U.S. Treasury Securities	18.5%
Other Assets and Liabilities—Net[2]	(0.7)%
TOTAL	100.0%
At January 31, 2020, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	66.4%
8-30 Days	11.8%
31-90 Days	14.4%
91-180 Days	2.8%
181 Days or more	5.3%
Other Assets and Liabilities—Net[2]	(0.7)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2020 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—31.5%
$13,340,000	[1]	Federal Farm Credit System Discount Notes, 2.320%, 4/2/2020 - 5/20/2020	$13,272,092
10,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.605% (1-month USLIBOR -0.055%), 2/27/2020	9,999,972
18,500,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.618% (1-month USLIBOR -0.065%), 2/12/2020	18,499,931
10,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.638% (1-month USLIBOR -0.045%), 2/12/2020	10,000,000
40,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.655% (Secured Overnight Financing Rate +0.075%), 2/3/2020	40,000,000
20,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.665% (1-month USLIBOR +0.005%), 2/27/2020	19,999,594
8,500,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.669% (1-month USLIBOR -0.030%), 2/9/2020	8,500,000
21,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.677% (1-month USLIBOR -0.015%), 2/8/2020	21,000,000
91,500,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.677% - 1.684% (1-month USLIBOR +0.000%), 2/13/2020 - 2/14/2020	91,500,000
15,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.680% (Secured Overnight Financing Rate +0.100%), 2/3/2020	15,000,000
25,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.685% (Secured Overnight Financing Rate +0.105%), 2/3/2020	25,000,000
21,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.700% (Secured Overnight Financing Rate +0.120%), 2/3/2020	21,000,000
14,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.725% (Effective Fed Funds +0.125%), 2/3/2020	13,999,242
35,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.734% (1-month USLIBOR +0.000%), 2/4/2020	34,999,486
20,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.760% (1-month USLIBOR -0.020%), 2/3/2020	19,999,834
37,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.760% (Secured Overnight Financing Rate +0.180%), 2/3/2020	37,000,000
34,700,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.790% (Secured Overnight Financing Rate +0.210%), 2/3/2020	34,700,000
508,000,000	[1]	Federal Home Loan Bank System Discount Notes, 1.570% - 2.400%, 2/26/2020 - 6/19/2020	506,428,339
145,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.600% (Secured Overnight Financing Rate +0.020%), 2/3/2020	144,997,766
38,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.602% (3-month USLIBOR -0.240%), 4/16/2020	38,000,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$39,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.605% (Secured Overnight Financing Rate +0.025%), 2/3/2020	$39,000,000
131,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.608% - 1.619% (1-month USLIBOR -0.050%), 2/17/2020 - 2/27/2020	131,000,000
45,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.610% (Secured Overnight Financing Rate +0.030%), 2/3/2020	45,000,000
56,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.615% (Secured Overnight Financing Rate +0.035%), 2/3/2020	56,000,142
114,600,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.618% - 1.622% (1-month USLIBOR -0.040%), 2/4/2020 - 2/20/2020	114,600,000
50,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.623% (3-month USLIBOR -0.250%), 4/7/2020	50,000,000
20,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.624% (1-month USLIBOR -0.030%), 2/21/2020	19,995,657
25,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.625% (Secured Overnight Financing Rate +0.045%), 2/3/2020	25,000,000
31,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.628% (1-month USLIBOR -0.055%), 2/12/2020	31,500,000
30,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.632% (1-month USLIBOR -0.025%), 2/20/2020	30,000,000
25,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.640% (Secured Overnight Financing Rate +0.060%), 2/3/2020	25,000,000
45,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.643% (3-month USLIBOR -0.235%), 2/10/2020	45,000,000
86,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.645% (Secured Overnight Financing Rate +0.065%), 2/3/2020	85,999,983
95,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.655% (Secured Overnight Financing Rate +0.075%), 2/3/2020	95,000,000
40,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.656% (3-month USLIBOR -0.245%), 2/11/2020	40,000,000
25,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.668% (3-month USLIBOR -0.220%), 3/11/2020	25,000,000
35,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.669% (1-month USLIBOR +0.000%), 2/16/2020	35,000,000
50,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.677% (1-month USLIBOR +0.020%), 2/19/2020	50,000,000
99,300,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.680% (Secured Overnight Financing Rate +0.100%), 2/3/2020	99,300,000
25,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.695% (Secured Overnight Financing Rate +0.115%), 2/3/2020	25,000,000
35,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.699% - 1.735% (3-month USLIBOR -0.200%), 3/18/2020 - 3/24/2020	35,000,000
20,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.700% (Secured Overnight Financing Rate +0.120%), 2/3/2020	20,000,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$44,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.710% (Secured Overnight Financing Rate +0.130%), 2/3/2020	$44,000,000
79,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.711% (1-month USLIBOR +0.050%), 2/25/2020 - 2/27/2020	79,000,000
24,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.714% (1-month USLIBOR -0.020%), 2/4/2020	24,000,000
13,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.729% (1-month USLIBOR -0.005%), 2/5/2020	13,000,000
35,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.750% (Secured Overnight Financing Rate +0.170%), 2/3/2020	35,000,000
35,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.775% (3-month USLIBOR -0.115%), 2/5/2020	35,000,000
43,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.788% (3-month USLIBOR -0.120%), 2/28/2020	43,000,000
166,000,000		Federal Home Loan Bank System, 1.690% - 1.950%, 4/16/2020 - 9/4/2020	165,998,674
30,000,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 1.669%, 3/5/2020	29,954,103
21,300,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 1.620% (Secured Overnight Financing Rate +0.040%), 2/3/2020	21,300,000
60,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 1.640% (Secured Overnight Financing Rate +0.060%), 2/3/2020	60,000,000
25,500,000	[2]	Federal National Mortgage Association Floating Rate Notes, 1.655% (Secured Overnight Financing Rate +0.075%), 2/3/2020	25,500,000
		TOTAL GOVERNMENT AGENCIES	2,822,044,815
		U.S. TREASURY—18.5%
25,000,000	[1]	United States Treasury Bill, 1.610%, 4/30/2020	24,900,493
10,000,000	[1]	United States Treasury Bill, 1.620%, 7/16/2020	9,925,300
30,000,000	[1]	United States Treasury Bill, 1.625%, 4/9/2020	29,907,917
44,500,000	[1]	United States Treasury Bill, 1.740%, 9/10/2020	44,022,515
30,000,000	[1]	United States Treasury Bill, 1.800%, 8/13/2020	29,709,000
61,000,000	[1]	United States Treasury Bill, 1.825%, 3/12/2020	60,876,306
85,000,000	[1]	United States Treasury Bill, 1.890%, 2/13/2020	84,946,450
114,500,000	[1]	United States Treasury Bills, 1.840% - 2.468%, 2/27/2020	114,324,106
65,000,000	[1]	United States Treasury Bills, 1.845% - 1.870%, 3/19/2020	64,842,778
22,500,000	[2]	United States Treasury Floating Rate Notes, 1.568% (91-day T-Bill +0.033%), 2/4/2020	22,500,430
29,500,000	[2]	United States Treasury Floating Rate Notes, 1.578% (91-day T-Bill +0.043%), 2/4/2020	29,491,894
106,250,000	[2]	United States Treasury Floating Rate Notes, 1.580% (91-day T-Bill +0.045%), 2/4/2020	106,217,231
207,300,000	[2]	United States Treasury Floating Rate Notes, 1.650% (91-day T-Bill +0.115%), 2/4/2020	207,222,032
Semi-Annual Shareholder Report
4

Principal Amount			Value
		U.S. TREASURY—continued
$50,000,000	[2]	United States Treasury Floating Rate Notes, 1.674% (91-day T-Bill +0.139%), 2/4/2020	$49,999,091
65,500,000	[2]	United States Treasury Floating Rate Notes, 1.689% (91-day T-Bill +0.154%), 2/4/2020	65,500,000
28,000,000	[2]	United States Treasury Floating Rate Notes, 1.835% (91-day T-Bill +0.300%), 2/4/2020	28,015,570
44,000,000		United States Treasury Note, 1.250%, 2/29/2020	43,970,854
29,000,000		United States Treasury Note, 1.500%, 4/15/2020	28,969,345
29,000,000		United States Treasury Note, 1.625%, 10/15/2020	29,003,183
30,000,000		United States Treasury Note, 2.500%, 12/31/2020	30,241,984
10,000,000		United States Treasury Note, 2.500%, 6/30/2020	10,024,330
77,000,000		United States Treasury Note, 2.625%, 11/15/2020	77,566,178
71,000,000		United States Treasury Note, 2.750%, 11/30/2020	71,650,537
30,000,000		United States Treasury Note, 2.750%, 9/30/2020	30,215,858
18,000,000		United States Treasury Note, 2.875%, 10/31/2020	18,163,307
41,500,000		United States Treasury Note, 3.500%, 5/15/2020	41,677,778
16,000,000		United States Treasury Note, 3.625%, 2/15/2020	16,008,993
49,500,000		United States Treasury Notes, 1.125% - 1.375%, 3/31/2020	49,430,264
72,500,000		United States Treasury Notes, 1.375% - 2.375%, 4/30/2020	72,532,277
56,500,000		United States Treasury Notes, 1.375% - 2.500%, 5/31/2020	56,586,595
59,000,000		United States Treasury Notes, 1.375% - 2.625%, 8/31/2020	59,191,971
51,000,000		United States Treasury Notes, 2.000% - 2.625%, 7/31/2020	51,193,901
		TOTAL U.S. TREASURY	1,658,828,468
		REPURCHASE AGREEMENTS—50.7%
200,000,000		Repurchase agreement, 1.600% dated 1/31/2020 under which ABN Amro Bank N.V. will repurchase the securities provided as collateral for $200,026,667 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2050 and the market value of those underlying securities was $204,814,490.	200,000,000
13,000,000		Interest in $400,000,000 joint repurchase agreement, 1.580% dated 1/31/2020 under which Barclays Bank PLC will repurchase the securities provided as collateral for $400,052,667 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2046 and the market value of those underlying securities was $408,053,763.	13,000,000
Semi-Annual Shareholder Report
5

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$100,000,000	Repurchase agreement, 1.580% dated 1/31/2020 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $100,013,167 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2048 and the market value of those underlying securities was $102,013,500.	$100,000,000
150,000,000	Interest in $200,000,000 joint repurchase agreement, 1.600% dated 1/31/2020 under which BMO Harris Bank, N.A. will repurchase the securities provided as collateral for $200,026,667 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/25/2036 and the market value of those underlying securities was $205,695,052.	150,000,000
100,000,000	Repurchase agreement, 1.570% dated 1/7/2020 under which BNP Paribas SA will repurchase the securities provided as collateral for $100,270,389 on 3/9/2020. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 1/1/2050 and the market value of those underlying securities was $102,120,147.	100,000,000
76,716,000	Interest in $86,000,000 joint repurchase agreement, 1.600% dated 1/31/2020 under which BNP Paribas SA will repurchase the securities provided as collateral for $86,011,467 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2049 and the market value of those underlying securities was $87,731,712.	76,716,000
100,000,000	Repurchase agreement, 1.610% dated 1/29/2020 under which BNP Paribas SA will repurchase the securities provided as collateral for $100,411,444 on 4/30/2020. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 9/1/2049 and the market value of those underlying securities was $102,018,251.	100,000,000
500,000,000	Repurchase agreement, 1.600% dated 1/7/2020 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $500,755,556 on 2/10/2020. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 2/25/2052 and the market value of those underlying securities was $510,411,508.	500,000,000
1,250,000,000	Repurchase agreement, 1.580% dated 1/31/2020 under which Fixed Income Clearing Corporation will repurchase the securities provided as collateral for $1,250,164,583 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2045 and the market value of those underlying securities was $1,275,000,037.	1,250,000,000
Semi-Annual Shareholder Report
6

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$100,000,000	Repurchase agreement, 1.650% dated 1/31/2020 under which Garda FIRV Opportunity Master Fund Ltd. will repurchase the securities provided as collateral for $100,013,750 on 2/3/2020. This agreement is guaranteed by Barclays Bank PLC. The securities provided as collateral at the end of the period held with BNY Mellon were U.S. Treasury securities with various maturities to 1/31/2022 and the market value of those underlying securities was $102,000,101.	$100,000,000
50,000,000	Repurchase agreement, 1.590% dated 1/31/2020 under which HSBC Securities (USA), Inc will repurchase the securities provided as collateral for $50,006,625 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2048 and the market value of those underlying securities was $51,000,000.	50,000,000
150,000,000	Repurchase agreement, 1.620% dated 1/8/2020 under which Lloyds Bank Corporate Markets PLC will repurchase the securities provided as collateral for $150,391,500 on 3/6/2020. The securities provided as collateral at the end of the period held with BNY Mellon were U.S. Treasury securities with various maturities to 7/15/2024 and the market value of those underlying securities was $152,946,025.	150,000,000
75,000,000	Repurchase agreement, 1.630% dated 1/10/2020 under which Lloyds Bank Corporate Markets PLC will repurchase the securities provided as collateral for $75,203,750 on 3/10/2020. The securities provided as collateral at the end of the period held with BNY Mellon were U.S. Treasury securities with various maturities to 11/15/2022 and the market value of those underlying securities was $76,968,940.	75,000,000
40,000,000	Repurchase agreement, 1.650% dated 1/31/2020 under which Lloyds Bank Corporate Markets PLC will repurchase the securities provided as collateral for $40,110,000 on 3/31/2020. The securities provided as collateral at the end of the period held with BNY Mellon were U.S. Treasury securities with various maturities to 1/15/2039 and the market value of those underlying securities was $48,078,573.	40,000,000
70,000,000	Repurchase agreement, 1.700% dated 12/5/2019 under which Lloyds Bank Corporate Markets PLC will repurchase the securities provided as collateral for $70,198,333 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon were U.S. Treasury securities with various maturities to 7/15/2024 and the market value of those underlying securities was $72,431,513.	70,000,000
150,000,000	Repurchase agreement, 1.560% dated 1/7/2020 under which Merrill Lynch, Pierce, Fenner & Smith, Inc. will repurchase the securities provided as collateral for $150,195,000 on 2/6/2020. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 12/20/2049 and the market value of those underlying securities was $153,179,011.	150,000,000
Semi-Annual Shareholder Report
7

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$142,000,000	Interest in $300,000,000 joint repurchase agreement, 1.570% dated 1/31/2020 under which Merrill Lynch, Pierce, Fenner & Smith, Inc. will repurchase the securities provided as collateral for $300,039,250 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 7/31/2024 and the market value of those underlying securities was $306,040,045.	$142,000,000
335,190,000	Interest in $2,015,000,000 joint repurchase agreement, 1.590% dated 1/31/2020 under which Merrill Lynch, Pierce, Fenner & Smith, Inc. will repurchase the securities provided as collateral for $2,015,266,988 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 12/20/2068 and the market value of those underlying securities was $2,075,724,997.	335,190,000
400,000,000	Repurchase agreement, 1.650% dated 1/31/2020 under which Millennium Fixed Income Fund Ltd. will repurchase the securities provided as collateral for $400,055,000 on 2/3/2020. This agreement is guaranteed by Barclays Bank PLC. The securities provided as collateral at the end of the period held with BNY Mellon were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $408,001,083.	400,000,000
200,000,000	Repurchase agreement, 1.560% dated 1/3/2020 under which Natixis Financial Products LLC will repurchase the securities provided as collateral for $200,277,333 on 2/4/2020. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 1/1/2050 and the market value of those underlying securities was $204,416,473.	200,000,000
150,000,000	Repurchase agreement, 1.600% dated 1/31/2020 under which Natixis Financial Products LLC will repurchase the securities provided as collateral for $150,020,000 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 1/1/2050 and the market value of those underlying securities was $153,503,541.	150,000,000
100,000,000	Repurchase agreement, 1.650% dated 1/31/2020 under which Symmetry Master Fund Ltd. will repurchase the securities provided as collateral for $100,013,750 on 2/3/2020. This agreement is guaranteed by Barclays Bank PLC. The securities provided as collateral at the end of the period held with BNY Mellon were U.S. Treasury securities with various maturities to 9/15/2022 and the market value of those underlying securities was $102,000,443.	100,000,000
50,000,000	Repurchase agreement, 1.600% dated 1/31/2020 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $50,006,667 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 12/20/2049 and the market value of those underlying securities was $51,006,801.	50,000,000
Semi-Annual Shareholder Report
8

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$50,000,000	Repurchase agreement, 1.600% dated 1/31/2020 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $50,006,667 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 3/27/2020 and the market value of those underlying securities was $51,007,187.	$50,000,000
	TOTAL REPURCHASE AGREEMENTS	4,551,906,000
	TOTAL INVESTMENT IN SECURITIES—100.7% (AT AMORTIZED COST)[3]	9,032,779,283
	OTHER ASSETS AND LIABILITIES - NET—(0.7)%[4]	(62,377,668)
	TOTAL NET ASSETS—100%	$8,970,401,615
1	Discount rate at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of January 31, 2020, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym is used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,				Period Ended 7/31/2015[1]
		2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.015	0.006	0.000[2]	—	—
Net realized gain (loss)	—	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.015	0.006	0.000[2]	0.000[2]	—
Less Distributions:
Distributions from net investment income	(0.005)	(0.015)	(0.006)	(0.000)[2]	—	—
Distributions from net realized gain	—	—	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.005)	(0.015)	(0.006)	(0.000)[2]	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.53%	1.47%	0.56%	0.02%	0.00%[4]	0.00%
Ratios to Average Net Assets:
Net expenses	0.87%[5,6]	0.87%[5]	0.87%[5]	0.65%[5]	0.40%[5]	0.15%[6]
Net investment income	1.04%[6]	1.48%	0.54%	0.02%	0.00%	0.00%[6]
Expense waiver/reimbursement[7]	0.16%[6]	0.14%	0.15%	0.37%	0.62%	0.86%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$120,765	$103,120	$73,428	$87,623	$89,786	$218
1	Reflects operations for the period from July 20, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods less than one year are not annualized.
4	Represents less than 0.01%.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.87% for the six months ended January 31, 2020 and 0.87% 0.87%, 0.65% and 0.40% for the years ended July 31, 2019, 2018, 2017 and 2016, respectively, after taking into account this expense reduction.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2019	Year Ended July 31,				Period Ended 7/31/2015[1]
		2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.011	0.002	0.000[2]	—	—
Net realized gain (loss)	—	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.003	0.011	0.002	0.000[2]	0.000[2]	—
Less Distributions:
Distributions from net investment income	(0.003)	(0.011)	(0.002)	—	—	—
Distributions from net realized gain	—	—	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.003)	(0.011)	(0.002)	(0.000)[2]	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.32%	1.07%	0.23%	0.00%[4]	0.00%[4]	0.00%
Ratios to Average Net Assets:
Net expenses	1.27%[5,6]	1.27%[5]	1.19%[5]	0.65%[5]	0.40%[5]	0.15%[6]
Net investment income	0.66%[6]	1.07%	0.20%	0.00%	0.00%	0.00%[6]
Expense waiver/reimbursement[7]	0.11%[6]	0.11%	0.17%	0.74%	0.99%	1.16%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,267	$1,682	$2,024	$3,252	$5,892	$18
1	Reflects operations for the period from July 20, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
4	Represents less than 0.01%.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.27% for the six months ended January 31, 2020 and 1.27%, 1.19%, 0.65% and 0.40% for the years ended July 31, 2019, 2018, 2017 and 2016, respectively, after taking into account this expense reduction.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,				Period Ended 7/31/2015[1]
		2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.011	0.002	0.000[2]	—	—
Net realized gain (loss)	—	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.003	0.011	0.002	0.000[2]	0.000[2]	—
Less Distributions:
Distributions from net investment income	(0.003)	(0.011)	(0.002)	—	—	—
Distributions from net realized gain	—	—	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.003)	(0.011)	(0.002)	(0.000)[2]	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.34%	1.08%	0.23%	0.00%[4]	0.00%[4]	0.00%
Ratios to Average Net Assets:
Net expenses	1.25%[5,6]	1.26%[5]	1.20%[5]	0.68%[5]	0.40%[5]	0.15%[6]
Net investment income	0.66%[6]	1.09%	0.19%	0.00%	0.00%	0.00%[6]
Expense waiver/reimbursement[7]	0.08%[6]	0.08%	0.16%	0.69%	0.97%	1.16%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$4,561	$4,505	$6,007	$9,963	$10,783	$0[8]
1	Reflects operations for the period from July 20, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
4	Represents less than 0.01%.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 1.25% for the six months ended January 31, 2020 and 1.26%, 1.20%, 0.68% and 0.40% for the years ended July 31, 2019, 2018, 2017 and 2016, respectively, after taking into account this expense reduction.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,				Period Ended 7/31/2015[1]
		2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.015	0.006	0.000[2]	—	—
Net realized gain (loss)	—	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.015	0.006	0.000[2]	0.000[2]	—
Less Distributions:
Distributions from net investment income	(0.005)	(0.015)	(0.006)	(0.000)[2]	—	—
Distributions from net realized gain	—	—	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.005)	(0.015)	(0.006)	(0.000)[2]	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.53%	1.47%	0.56%	0.02%	0.00%[4]	0.00%
Ratios to Average Net Assets:
Net expenses	0.87%[5,6]	0.87%[5]	0.87%[5]	0.62%[5]	0.40%[5]	0.15%[6]
Net investment income	1.05%[6]	1.49%	0.54%	0.02%	0.00%	0.00%[6]
Expense waiver/reimbursement[7]	0.16%[6]	0.16%	0.16%	0.42%	0.63%	0.86%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,384	$1,556	$1,071	$1,524	$3,066	$0[8]
1	Reflects operations for the period from July 20, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
4	Represents less than 0.01%.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.87% for the six months ended January 31, 2020 and 0.87%, 0.87%, 0.62% and 0.40% for the years ended July 31, 2019, 2018, 2017 and 2016, respectively, after taking into account this expense reduction.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Class P Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.013	0.004	0.000[1]	—	—
Net realized gain (loss)	—	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.013	0.004	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.005)	(0.013)	(0.004)	(0.000)[1]	—	—
Distributions from net realized gain	—	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.005)	(0.013)	(0.004)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.45%	1.32%	0.41%	0.00%[3]	0.00%[3]	0.00%[3]
Ratios to Average Net Assets:
Net expenses	1.02%[4,5]	1.02%[5]	1.02%[5]	0.66%[5]	0.31%[5]	0.11%[5]
Net investment income	0.89%[4]	1.31%	0.40%	0.00%	0.00%	0.00%
Expense waiver/reimbursement[6]	0.18%[4]	0.18%	0.18%	0.54%	0.89%	1.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,842,425	$8,069,420	$8,626,983	$10,580,501	$12,639,013	$12,194,155
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 1.02% for the six months ended January 31, 2020 and 1.02%, 1.02%, 0.66%, 0.31% and 0.11% for the years ended July 31, 2019, 2018, 2017, 2016 and 2015, respectively, after taking into account this expense reduction.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Assets and Liabilities
January 31, 2020 (unaudited)
Assets:
Investment in securities	$4,480,873,283
Investments in repurchase agreements	4,551,906,000
Investment in securities, at amortized cost and fair value		$9,032,779,283
Cash		224,774
Income receivable		8,860,285
Receivable for shares sold		120,848
TOTAL ASSETS		9,041,985,190
Liabilities:
Payable for investments purchased	64,600,000
Payable for shares redeemed	476,473
Payable for distribution services fee (Note 5)	3,446,261
Payable for other service fees (Notes 2 and 5)	1,930,379
Payable for investment adviser fee (Note 5)	30,634
Payable for administrative fee (Note 5)	19,269
Payable for Directors'/Trustees' fees (Note 5)	232
Accrued expenses (Note 5)	1,080,327
TOTAL LIABILITIES		71,583,575
Net assets for 8,970,411,616 shares outstanding		$8,970,401,615
Net Assets Consists of:
Paid-in capital		$8,970,410,487
Total distributable (loss)		(8,872)
TOTAL NET ASSETS		$8,970,401,615
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Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
$120,764,757 ÷ 120,764,871 shares outstanding, no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share	$1.00
Class B Shares:
$1,267,178 ÷ 1,267,180 shares outstanding, no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (94.50/100 of $1.00)[1]	$0.95
Class C Shares:
$4,561,344 ÷ 4,561,350 shares outstanding, no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (99.00/100 of $1.00)[1]	$0.99
Class F Shares:
$1,383,778 ÷ 1,383,779 shares outstanding, no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (99.00/100 of $1.00)[1]	$0.99
Class P Shares:
$8,842,424,558 ÷ 8,842,434,436 shares outstanding, no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share	$1.00
1	Under certain limited conditions, a “Contingent Deferred Sales Charge” of up to 5.50% for Class B Shares and up to 1.00% for Class C Shares and Class F Shares may be imposed. See “Sales Charge When You Redeem” in the Prospectus.
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended January 31, 2020 (unaudited)
Investment Income:
Interest			$84,299,612
Expenses:
Investment adviser fee (Note 5)		$8,804,289
Administrative fee (Note 5)		3,468,155
Custodian fees		129,237
Transfer agent fees (Notes 2 and 5)		4,468,901
Directors'/Trustees' fees (Note 5)		25,385
Auditing fees		11,864
Legal fees		4,462
Distribution services fee (Note 5)		24,160,456
Other service fees (Notes 2 and 5)		10,953,034
Portfolio accounting fees		97,209
Share registration costs		359,995
Printing and postage		373,370
Miscellaneous (Note 5)		22,775
TOTAL EXPENSES		52,879,132
Waivers, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 5)	$(3,520,258)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(4,388,570)
Reduction of custodian fees (Note 6)	(3,180)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(7,912,008)
Net expenses			44,967,124
Net investment income			39,332,488
Change in net assets resulting from operations			$39,332,488
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2020	Year Ended 7/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$39,332,488	$111,505,383
Net realized gain	—	1,273
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	39,332,488	111,506,656
Distributions to Shareholders:
Class A Shares	(587,764)	(1,225,911)
Class B Shares	(4,802)	(19,427)
Class C Shares	(15,778)	(61,738)
Class F Shares	(8,125)	(21,180)
Class P Shares	(38,723,055)	(110,177,119)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(39,339,524)	(111,505,375)
Share Transactions:
Proceeeds from sale of shares	3,721,111,808	4,999,250,917
Net asset value of shares issued to shareholders in payment of distributions declared	38,260,813	107,950,039
Cost of shares redeemed	(2,969,246,852)	(5,636,431,194)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	790,125,769	(529,230,238)
Change in net assets	790,118,733	(529,228,957)
Net Assets:
Beginning of period	8,180,282,882	8,709,511,839
End of period	$8,970,401,615	$8,180,282,882
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2020 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Government Reserves Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
Effective August 1, 2018, an automatic conversion feature for Class C Shares was implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
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The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreements reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers, reimbursement and reduction of $7,912,008 is disclosed in various locations in this Note 2, Note 5 and Note 6. For the six months ended January 31, 2020, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$20,461	$(17,858)
Class B Shares	603	(226)
Class C Shares	1,067	—
Class F Shares	251	(218)
Class P Shares	4,446,519	—
TOTAL	$4,468,901	$(18,302)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
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For the six months ended January 31, 2020, other services fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$140,928
Class B Shares	1,806
Class C Shares	5,631
Class F Shares	1,915
Class P Shares	10,802,754
TOTAL	$10,953,034
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2020, the Fund, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2020, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	58,922,764	$58,922,764	87,539,814	$87,539,814
Shares issued to shareholders in payment of distributions declared	574,468	574,468	1,189,029	1,189,029
Shares redeemed	(41,852,199)	(41,852,199)	(59,036,572)	(59,036,572)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	17,645,033	$17,645,033	29,692,271	$29,692,271

	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	376,062	$376,062	1,427,392	$1,427,392
Shares issued to shareholders in payment of distributions declared	4,777	4,777	19,279	19,279
Shares redeemed	(795,826)	(795,826)	(1,788,110)	(1,788,110)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(414,987)	$(414,987)	(341,439)	$(341,439)

	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,956,355	$1,956,355	6,157,984	$6,157,984
Shares issued to shareholders in payment of distributions declared	15,658	15,658	60,979	60,979
Shares redeemed	(1,915,281)	(1,915,281)	(7,721,436)	(7,721,436)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	56,732	$56,732	(1,502,473)	$(1,502,473)
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	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	143,954	$143,954	1,692,635	$1,692,635
Shares issued to shareholders in payment of distributions declared	5,158	5,158	14,641	14,641
Shares redeemed	(321,461)	(321,461)	(1,221,892)	(1,221,892)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(172,349)	$(172,349)	485,384	$485,384

	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Class P Shares:	Shares	Amount	Shares	Amount
Shares sold	3,659,712,673	$3,659,712,673	4,902,433,092	$4,902,433,092
Shares issued to shareholders in payment of distributions declared	37,660,752	37,660,752	106,666,111	106,666,111
Shares redeemed	(2,924,362,085)	(2,924,362,085)	(5,566,663,184)	(5,566,663,184)
NET CHANGE RESULTING FROM CLASS P SHARE TRANSACTIONS	773,011,340	$773,011,340	(557,563,981)	$(557,563,981)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	790,125,769	$790,125,769	(529,230,238)	$(529,230,238)
4. FEDERAL TAX INFORMATION
At July 31, 2019, the Fund had a capital loss carryforward of $1,836 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$0	$1,836	$1,836
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2020, the Adviser voluntarily waived $3,520,258 of its fee and voluntarily reimbursed $18,302 of transfer agent fees.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2020, the annualized net fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets, annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.45%
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.45%
Class P Shares	0.55%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2020, distribution services fees for the Fund were as follows:
	Distribution Service Fees Incurred	Distribution Services Fees Waived
Class A Shares	$255,481	$(28,387)
Class B Shares	5,416	—
Class C Shares	17,861	—
Class F Shares	3,473	(386)
Class P Shares	23,878,225	(4,341,495)
TOTAL	$24,160,456	$(4,370,268)
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When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2020, FSC retained $306,421 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2020, FSC retained $4,141, and $250 of CDSC relating to redemptions of Class B Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended January 31, 2020, FSSC received $49,334 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares (after the voluntary waivers and reimbursements) will not exceed 0.87%, 1.27%, 1.27%, 0.87% and 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended January 31, 2020, the Fund's expenses were reduced by $3,180 under these arrangements.
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7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2020, there were no outstanding loans. During the six months ended January 31, 2020, the program was not utilized.
8. SUBSEQUENT EVENT
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains, workflow operations and customer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and result in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including Fund service providers) and the market in general in significant and unforeseen ways. Any such impact could adversely affect the Fund's performance.
Effective on or about June 29, 2020, the name of the Trust and Fund will change to Federated Hermes Money Market Obligations Trust and Federated Hermes Government Reserves Fund, respectively.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2019 to January 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2019	Ending Account Value 1/31/2020	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000.00	$1,005.30	$4.39
Class B Shares	$1,000.00	$1,003.20	$6.39
Class C Shares	$1,000.00	$1,003.40	$6.29
Class F Shares	$1,000.00	$1,005.30	$4.39
Class P Shares	$1,000.00	$1,004.50	$5.14
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000.00	$1,020.76	$4.42
Class B Shares	$1,000.00	$1,018.75	$6.44
Class C Shares	$1,000.00	$1,018.85	$6.34
Class F Shares	$1,000.00	$1,020.76	$4.42
Class P Shares	$1,000.00	$1,020.01	$5.18
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.87%
Class B Shares	1.27%
Class C Shares	1.25%
Class F Shares	0.87%
Class P Shares	1.02%
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Evaluation and Approval of Advisory Contract–May 2019
Federated Government Reserves Fund (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
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adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
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regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
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For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment
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program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund's performance fell below the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In 2015, the Board approved a reduction of 10 basis points in the contractual advisory fee.
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Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any
Semi-Annual Shareholder Report
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applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC's website at www.sec.gov. You may access Form N-MFP via the link to the Fund and share class name at www.FederatedInvestors.com.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Government Reserves Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919544
CUSIP 608919536
CUSIP 608919528
CUSIP 608919510
CUSIP 608919205
34454 (3/20)
© 2020 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2020
Share Class | Ticker	Select* | GRTXX	Institutional | GOIXX
	Service | GOSXX	Administrative | GOEXX
	Cash II | GFYXX	Cash Series | GFSXX
	Capital | GOCXX	Trust | GORXX
	Premier | GOFXX	Advisor | GOVXX
* formerly, Class R Shares

Federated Government Obligations Fund

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2020, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	46.2%
U.S. Government Agency Securities	34.3%
U.S. Treasury Securities	18.1%
Other Assets and Liabilities—Net[2]	1.4%
TOTAL	100.0%
At January 31, 2020, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	66.8%
8-30 Days	11.3%
31-90 Days	12.5%
91-180 Days	3.0%
181 Days or more	5.0%
Other Assets and Liabilities—Net[2]	1.4%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
January 31, 2020 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—34.3%
$181,650,000	[1]	Federal Farm Credit System Discount Notes, 1.680%—2.320%, 2/20/2020 - 5/20/2020	$180,991,062
171,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.605% (1-month USLIBOR -0.055%), 2/27/2020	170,999,514
25,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.609% (1-month USLIBOR -0.050%), 2/28/2020	25,000,000
13,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.610% (Secured Overnight Financing Rate +0.030%), 2/3/2020	13,000,000
158,250,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.618% (1-month USLIBOR -0.065%), 2/12/2020	158,249,411
90,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.621%—1.694% (1-month USLIBOR -0.040%), 2/6/2020 - 2/25/2020	89,998,782
264,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.623%—1.669% (1-month USLIBOR -0.030%), 2/9/2020 - 2/24/2020	263,997,454
150,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.638% (1-month USLIBOR -0.045%), 2/12/2020	150,000,000
78,815,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.641% (1-month USLIBOR -0.035%), 2/18/2020	78,813,885
80,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.645% (Secured Overnight Financing Rate +0.065%), 2/3/2020	80,000,000
508,200,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.655% (Secured Overnight Financing Rate +0.075%), 2/3/2020	508,200,000
97,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.660% (Secured Overnight Financing Rate +0.080%), 2/3/2020	97,000,000
443,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.661%—1.684% (1-month USLIBOR +0.000%), 2/13/2020 - 2/27/2020	442,998,057
163,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.665% (1-month USLIBOR +0.005%), 2/27/2020	162,996,689
161,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.675%—1.709% (1-month USLIBOR +0.025%), 2/13/2020 - 2/29/2020	160,994,129
183,100,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.677% (1-month USLIBOR -0.015%), 2/8/2020	183,100,000
373,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.679% (1-month USLIBOR +0.020%), 2/28/2020	373,000,000
100,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.680% (Secured Overnight Financing Rate +0.100%), 2/3/2020	100,000,000
128,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.725% (Effective Fed Funds +0.125%), 2/3/2020	127,993,071
209,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.727%—1.749% (1-month USLIBOR +0.050%), 2/9/2020 - 2/10/2020	208,989,512
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Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$114,100,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.734% (1-month USLIBOR +0.000%), 2/4/2020	$114,098,325
265,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.760% (1-month USLIBOR -0.020%), 2/3/2020	264,997,798
162,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.762% (1-month USLIBOR +0.070%), 2/8/2020	161,984,789
104,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.770% (3-month USLIBOR -0.130%), 3/4/2020	104,000,000
56,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.790% (Prime -2.960%), 2/3/2020	55,997,337
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.830% (Prime -2.920%), 2/3/2020	49,999,877
6,676,642,000	[1]	Federal Home Loan Bank System Discount Notes, 1.560%—2.400%, 2/4/2020 - 7/1/2020	6,657,337,568
50,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.590% (Secured Overnight Financing Rate +0.010%), 2/3/2020	50,000,000
50,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.598% (1-month USLIBOR -0.060%), 2/20/2020	50,000,000
566,800,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.600% (Secured Overnight Financing Rate +0.020%), 2/3/2020	566,782,895
440,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.602% (3-month USLIBOR -0.240%), 4/16/2020	440,000,000
24,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.605% (Secured Overnight Financing Rate +0.025%), 2/3/2020	24,000,000
1,462,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.608%—1.684% (1-month USLIBOR -0.050%), 2/5/2020 - 2/27/2020	1,462,500,000
1,466,300,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.610% (Secured Overnight Financing Rate +0.030%), 2/3/2020	1,466,260,520
868,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.615% (Secured Overnight Financing Rate +0.035%), 2/3/2020	867,999,477
250,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.616% (3-month USLIBOR -0.185%), 4/20/2020	249,997,113
1,433,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.618%—1.622% (1-month USLIBOR -0.040%), 2/4/2020 - 2/20/2020	1,433,000,000
177,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.620% (Secured Overnight Financing Rate +0.040%), 2/3/2020	176,995,246
590,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.623% (3-month USLIBOR -0.250%), 4/7/2020	590,000,000
80,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.624% (1-month USLIBOR -0.030%), 2/21/2020	79,982,629
242,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.625% (Secured Overnight Financing Rate +0.045%), 2/3/2020	242,000,000
260,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.628% (1-month USLIBOR -0.055%), 2/12/2020	260,000,000
Semi-Annual Shareholder Report
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Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$470,600,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.630% (Secured Overnight Financing Rate +0.050%), 2/3/2020	$470,600,000
295,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.633% (1-month USLIBOR -0.025%), 2/20/2020	295,000,000
400,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.635% (Secured Overnight Financing Rate +0.055%), 2/3/2020	400,000,000
300,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.640% (Secured Overnight Financing Rate +0.060%), 2/3/2020	300,000,000
50,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.644% (1-month USLIBOR -0.070%), 2/7/2020	50,000,000
1,058,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.645% (Secured Overnight Financing Rate +0.065%), 2/3/2020	1,057,999,800
1,025,750,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.655% (Secured Overnight Financing Rate +0.075%), 2/3/2020	1,025,750,000
441,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.656%—1.664% (3-month USLIBOR -0.245%), 2/11/2020 - 2/14/2020	441,500,000
60,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.665% (Secured Overnight Financing Rate +0.085%), 2/3/2020	59,995,235
305,750,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.668%—1.674% (3-month USLIBOR -0.220%), 3/11/2020 - 3/16/2020	305,750,000
453,700,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.669% (1-month USLIBOR +0.000%), 2/16/2020	453,700,000
349,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.677% (1-month USLIBOR +0.020%), 2/19/2020	349,500,000
1,082,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.680% (Secured Overnight Financing Rate +0.100%), 2/3/2020	1,082,000,000
176,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.685% (Secured Overnight Financing Rate +0.105%), 2/3/2020	176,000,000
275,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.690% (Secured Overnight Financing Rate +0.110%), 2/3/2020	275,000,000
250,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.695% (Secured Overnight Financing Rate +0.115%), 2/3/2020	250,000,000
497,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.699%—1.735% (3-month USLIBOR -0.200%), 2/12/2020 - 3/24/2020	497,000,000
369,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.700% (Secured Overnight Financing Rate +0.120%), 2/3/2020	368,999,934
548,200,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.710% (Secured Overnight Financing Rate +0.130%), 2/3/2020	548,200,000
923,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.711% (1-month USLIBOR +0.050%), 2/25/2020 - 2/27/2020	923,500,000
268,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.714% (1-month USLIBOR -0.020%), 2/4/2020	268,000,000
143,800,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.729% (1-month USLIBOR -0.005%), 2/5/2020	143,800,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$315,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.750% (Secured Overnight Financing Rate +0.170%), 2/3/2020	$315,000,000
423,600,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.775% (3-month USLIBOR -0.115%), 2/5/2020	423,600,000
402,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.788% (3-month USLIBOR -0.120%), 2/28/2020	402,500,000
500,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.845% (1-month USLIBOR +0.065%), 2/2/2020	500,000,000
58,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.940% (Secured Overnight Financing Rate +0.080%), 2/3/2020	58,000,000
1,858,750,000		Federal Home Loan Bank System, 1.690%—1.950%, 4/16/2020 - 9/4/2020	1,858,733,718
638,800,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 1.669%—1.721%, 2/20/2020 - 3/5/2020	638,008,104
75,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 1.580% (Secured Overnight Financing Rate +0.000%), 2/3/2020	74,999,579
90,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 1.585% (Secured Overnight Financing Rate +0.005%), 2/3/2020	90,000,000
314,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 1.600% (Secured Overnight Financing Rate +0.020%), 2/3/2020	313,973,127
40,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 1.605% (Secured Overnight Financing Rate +0.025%), 2/3/2020	40,000,000
221,700,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 1.610% (Secured Overnight Financing Rate +0.030%), 2/3/2020	221,698,539
300,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 1.620% (Secured Overnight Financing Rate +0.040%), 2/3/2020	300,000,000
565,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 1.640% (Secured Overnight Financing Rate +0.060%), 2/3/2020	565,000,000
65,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 1.590% (Secured Overnight Financing Rate +0.010%), 2/3/2020	65,000,000
114,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 1.620% (Secured Overnight Financing Rate +0.040%), 2/3/2020	114,000,000
230,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 1.655% (Secured Overnight Financing Rate +0.075%), 2/3/2020	230,000,000
35,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 1.680% (Secured Overnight Financing Rate +0.100%), 2/3/2020	35,000,000
256,004,900	[2]	Housing and Urban Development Floating Rate Notes, 2.109% (3-month USLIBOR +0.200%), 2/1/2020	256,004,900
		TOTAL GOVERNMENT AGENCIES	35,188,068,076
		U.S. TREASURIES—18.1%
70,000,000	[1]	United States Treasury Bills, 1.549%—1.910%, 2/6/2020	69,983,234
40,000,000	[1]	United States Treasury Bills, 1.574%, 5/7/2020	39,835,520
100,000,000	[1]	United States Treasury Bills, 1.620%, 4/16/2020	99,662,500
112,900,000	[1]	United States Treasury Bills, 1.620%, 7/16/2020	112,056,637
Semi-Annual Shareholder Report
5

Principal Amount			Value
		U.S. TREASURIES—continued
$707,000,000	[1]	United States Treasury Bills, 1.625%—1.705%, 4/9/2020	$704,792,918
30,000,000	[1]	United States Treasury Bills, 1.641%, 4/23/2020	29,890,120
507,000,000	[1]	United States Treasury Bills, 1.740%, 9/10/2020	501,559,891
333,600,000	[1]	United States Treasury Bills, 1.800%, 8/13/2020	330,364,080
164,700,000	[1]	United States Treasury Bills, 1.825%—1.868%, 3/5/2020	164,424,196
390,000,000	[1]	United States Treasury Bills, 1.825%—1.868%, 3/12/2020	389,208,878
899,000,000	[1]	United States Treasury Bills, 1.840%—2.465%, 2/27/2020	897,681,558
673,000,000	[1]	United States Treasury Bills, 1.845%—1.870%, 3/19/2020	671,372,383
30,000,000	[1]	United States Treasury Bills, 1.870%, 2/20/2020	29,970,930
934,000,000	[1]	United States Treasury Bills, 1.890%, 2/13/2020	933,411,580
372,000,000	[2]	United States Treasury Floating Rate Notes, 1.568% (91-day T-Bill +0.033%), 2/4/2020	371,994,168
570,000,000	[2]	United States Treasury Floating Rate Notes, 1.578% (91-day T-Bill +0.043%), 2/4/2020	569,847,747
1,069,300,000	[2]	United States Treasury Floating Rate Notes, 1.580% (91-day T-Bill +0.045%), 2/4/2020	1,068,790,606
1,905,000,000	[2]	United States Treasury Floating Rate Notes, 1.650% (91-day T-Bill +0.115%), 2/4/2020	1,904,255,655
703,500,000	[2]	United States Treasury Floating Rate Notes, 1.674% (91-day T-Bill +0.139%), 2/4/2020	703,434,617
739,500,000	[2]	United States Treasury Floating Rate Notes, 1.689% (91-day T-Bill +0.154%), 2/4/2020	739,500,000
374,000,000	[2]	United States Treasury Floating Rate Notes, 1.835% (91-day T-Bill +0.300%), 2/4/2020	374,524,633
513,000,000		United States Treasury Notes, 1.125%—1.375%, 3/31/2020	512,289,194
1,018,000,000		United States Treasury Notes, 1.125%—2.375%, 4/30/2020	1,017,572,807
468,300,000		United States Treasury Notes, 1.250%, 2/29/2020	467,989,793
965,000,000		United States Treasury Notes, 1.375%—2.500%, 5/31/2020	963,830,724
555,000,000		United States Treasury Notes, 1.375%—2.625%, 8/31/2020	555,601,234
860,550,000		United States Treasury Notes, 1.375%—2.750%, 9/30/2020	865,773,767
493,600,000		United States Treasury Notes, 1.375%—2.875%, 10/31/2020	497,202,568
299,750,000		United States Treasury Notes, 1.500%, 4/15/2020	299,433,140
20,000,000		United States Treasury Notes, 1.500%, 7/15/2020	19,987,332
363,300,000		United States Treasury Notes, 1.625%—2.750%, 11/30/2020	365,805,878
949,000,000		United States Treasury Notes, 1.750%—2.625%, 11/15/2020	954,412,950
385,000,000		United States Treasury Notes, 2.000%, 7/31/2020	385,694,778
132,000,000		United States Treasury Notes, 2.500%, 6/30/2020	132,321,160
387,500,000		United States Treasury Notes, 2.500%, 12/31/2020	390,625,628
277,250,000		United States Treasury Notes, 3.500%, 5/15/2020	278,404,329
107,000,000		United States Treasury Notes, 3.625%, 2/15/2020	107,060,140
		TOTAL U.S. TREASURIES	18,520,567,273
Semi-Annual Shareholder Report
6

Principal Amount		Value
	REPURCHASE AGREEMENTS—46.2%
$250,000,000	Interest in $500,000,000 joint repurchase agreement 1.60%, dated 1/31/2020 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $500,066,667 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/20/2068 and the market value of those underlying securities was $511,682,600.	$250,000,000
430,000,000	Interest in $525,000,000 joint repurchase agreement 1.60%, dated 1/31/2020 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $525,070,000 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/20/2049 and the market value of those underlying securities was $538,729,437.	430,000,000
2,500,000,000	Repurchase agreement 1.60%, dated 1/31/2020 under which Australia & New Zealand Banking Group, Melbourne, will repurchase securities provided as collateral for $2,500,333,333 on 2/3/2020. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $2,549,836,856.	2,500,000,000
250,000,000	Interest in $250,000,000 joint repurchase agreement 1.57%, dated 1/17/2020 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $250,425,208 on 2/25/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/20/2069 and the market value of those underlying securities was $256,867,881.	250,000,000
474,000,000	Interest in $575,000,000 joint repurchase agreement 1.60%, dated 11/15/2019 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $577,300,000 on 2/13/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2070 and the market value of those underlying securities was $590,887,425.	474,000,000
285,000,000	Interest in $335,000,000 joint repurchase agreement 1.57%, dated 1/7/2020 under which BNP Paribas S.A. will repurchase securities provided as collateral for $335,905,803 on 3/9/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/1/2050 and the market value of those underlying securities was $342,102,448.	285,000,000
900,000,000	Interest in $1,000,000,000 joint repurchase agreement 1.59%, dated 1/10/2020 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,004,019,167 on 4/13/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/1/2050 and the market value of those underlying securities was $1,020,946,136.	900,000,000
Semi-Annual Shareholder Report
7

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$100,000,000	Interest in $100,000,000 joint repurchase agreement 1.59%, dated 1/31/2020 under which BNP Paribas S.A. will repurchase securities provided as collateral for $100,013,250 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/31/2026 and the market value of those underlying securities was $102,013,547.	$100,000,000
108,000,000	Interest in $108,000,000 joint repurchase agreement 1.60%, dated 1/31/2020 under which BNP Paribas S.A. will repurchase securities provided as collateral for $108,014,400 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2049 and the market value of those underlying securities was $110,174,733.	108,000,000
1,000,000,000	Interest in $1,370,000,000 joint repurchase agreement 1.61%, dated 1/29/2020 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,375,575,519 on 4/30/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 11/20/2063 and the market value of those underlying securities was $1,397,650,594.	1,000,000,000
430,000,000	Interest in $430,000,000 joint repurchase agreement 1.63%, dated 12/2/2019 under which BNP Paribas S.A. will repurchase securities provided as collateral for $431,226,575 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 11/20/2049 and the market value of those underlying securities was $439,873,214.	430,000,000
800,000,000	Interest in $1,100,000,000 joint repurchase agreement 1.56%, dated 1/7/2020 under which Merrill Lynch, Pierce, Fenner and Smith will repurchase securities provided as collateral for $1,101,430,000 on 2/6/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/20/2066 and the market value of those underlying securities was $1,124,850,820.	800,000,000
1,435,000,000	Interest in $1,435,000,000 joint repurchase agreement 1.59%, dated 1/31/2020 under which Merrill Lynch, Pierce, Fenner and Smith will repurchase securities provided as collateral for $1,435,190,138 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/16/2059 and the market value of those underlying securities was $1,470,338,152.	1,435,000,000
1,042,807,000	Interest in $1,293,000,000 joint repurchase agreement 1.59%, dated 1/31/2020 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,293,171,323 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/20/2047 and the market value of those underlying securities was $1,319,034,749.	1,042,807,000
Semi-Annual Shareholder Report
8

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$250,000,000	Interest in $425,000,000 joint repurchase agreement 1.57%, dated 1/17/2020 under which Bank of Montreal will repurchase securities provided as collateral for $425,722,854 on 2/25/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 9/20/2069 and the market value of those underlying securities was $436,964,919.	$250,000,000
350,000,000	Interest in $450,000,000 joint repurchase agreement 1.57%, dated 1/29/2020 under which Bank of Montreal will repurchase securities provided as collateral for $450,569,125 on 2/27/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2049 and the market value of those underlying securities was $459,100,187.	350,000,000
300,000,000	Repurchase agreement 1.58%, dated 1/27/2020 under which Bank of Montreal will repurchase securities provided as collateral for $301,198,167 on 4/27/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2048 and the market value of those underlying securities was $306,094,026.	300,000,000
50,000,000	Repurchase agreement 1.59%, dated 1/30/2020 under which Bank of Montreal will repurchase securities provided as collateral for $50,064,042 on 2/28/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/20/2069 and the market value of those underlying securities was $51,497,697.	50,000,000
350,000,000	Repurchase agreement 1.60%, dated 1/30/2020 under which Bank of Montreal will repurchase securities provided as collateral for $351,400,000 on 4/29/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $357,063,483.	350,000,000
200,000,000	Interest in $350,000,000 joint repurchase agreement 1.60%, dated 1/31/2020 under which Bank of Montreal will repurchase securities provided as collateral for $350,046,667 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/1/2050 and the market value of those underlying securities was $358,865,761.	200,000,000
1,250,000,000	Interest in $1,850,000,000 joint repurchase agreement 1.60%, dated 1/31/2020 under which Bank of Nova Scotia will repurchase securities provided as collateral for $1,850,246,667 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2050 and the market value of those underlying securities was $1,887,265,938.	1,250,000,000
Semi-Annual Shareholder Report
9

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$724,000,000	Interest in $975,000,000 joint repurchase agreement 1.56%, dated 1/6/2020 under which Barclays Bank PLC will repurchase securities provided as collateral for $976,267,500 on 2/5/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/25/2051 and the market value of those underlying securities was $997,393,758.	$724,000,000
500,000,000	Interest in $700,000,000 joint repurchase agreement 1.56%, dated 1/14/2020 under which Barclays Bank PLC will repurchase securities provided as collateral for $700,910,000 on 2/13/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/20/2048 and the market value of those underlying securities was $714,928,200.	500,000,000
400,000,000	Interest in $500,000,000 joint repurchase agreement 1.56%, dated 1/21/2020 under which Barclays Bank PLC will repurchase securities provided as collateral for $500,650,000 on 2/20/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/20/2049 and the market value of those underlying securities was $510,663,000.	400,000,000
400,000,000	Interest in $500,000,000 joint repurchase agreement 1.57%, dated 1/10/2020 under which Barclays Bank PLC will repurchase securities provided as collateral for $500,610,556 on 2/10/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities maturing on 12/20/2049 and the market value of those underlying securities was $510,622,767.	400,000,000
978,000,000	Interest in $1,900,000,000 joint repurchase agreement 1.58%, dated 1/31/2020 under which Barclays Bank PLC will repurchase securities provided as collateral for $1,900,250,167 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2048 and the market value of those underlying securities was $1,938,255,241.	978,000,000
1,300,000,000	Interest in $1,500,000,000 joint repurchase agreement 1.58%, dated 1/31/2020 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $1,500,197,500 on 2/3/2020. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 2/15/2026 and the market value of those underlying securities was $1,529,998,409.	1,300,000,000
750,000,000	Interest in $1,000,000,000 joint repurchase agreement 1.60%, dated 1/7/2020 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,000,311,111 on 2/10/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 12/25/2049 and the market value of those underlying securities was $1,020,295,342.	750,000,000
Semi-Annual Shareholder Report
10

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$925,000,000	Interest in $1,600,000,000 joint repurchase agreement 1.70%, dated 11/8/2019 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $1,606,800,000 on 2/6/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2047 and the market value of those underlying securities was $1,636,331,253.	$925,000,000
240,000,000	Interest in $400,000,000 joint repurchase agreement 1.70%, dated 11/19/2019 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $401,643,333 on 2/14/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 5/15/2023 and the market value of those underlying securities was $409,464,319.	240,000,000
1,625,000,000	Interest in $3,475,000,000 joint repurchase agreement 1.60%, dated 1/31/2020 under which Credit Agricole CIB, Paris will repurchase securities provided as collateral for $3,475,463,333 on 2/3/2020. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 2/15/2049 and the market value of those underlying securities was $3,535,404,003.	1,625,000,000
1,100,000,000	Repurchase agreement 1.58%, dated 1/31/2020 under which DNB Bank ASA will repurchase securities provided as collateral for $1,100,144,833 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2026 and the market value of those underlying securities was $1,122,000,062.	1,100,000,000
1,000,000,000	Repurchase agreement 1.58%, dated 1/31/2020 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $1,000,131,667 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2024 and the market value of those underlying securities was $1,020,000,079.	1,000,000,000
2,250,000,000	Repurchase agreement 1.58%, dated 1/31/2020 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $2,250,296,250 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2048 and the market value of those underlying securities was $2,295,000,037.	2,250,000,000
2,500,000,000	Repurchase agreement 1.59%, dated 1/31/2020 under which Fixed Income Clearing Corporation JPM will repurchase securities provided as collateral for $2,500,331,250 on 2/3/2020. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $2,550,408,428.	2,500,000,000
Semi-Annual Shareholder Report
11

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$3,000,000,000	Interest in $1,000,000,000 joint repurchase agreement 1.59%, dated 1/31/2020 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $1,000,132,500 on 2/3/2020. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $1,025,490,624.	$3,000,000,000
75,000,000	Repurchase agreement 1.59%, dated 1/31/2020 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $75,009,938 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2050 and the market value of those underlying securities was $76,500,000.	75,000,000
2,650,000,000	Interest in $3,000,000,000 joint repurchase agreement 1.58%, dated 1/31/2020 under which ING Financial Markets LLC will repurchase securities provided as collateral for $3,000,395,000 on 2/3/2020. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 8/15/2028 and the market value of those underlying securities was $3,061,749,445.	2,650,000,000
400,000,000	Interest in $500,000,000 joint repurchase agreement 1.57%, dated 1/15/2020 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $500,654,167 on 2/14/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/15/2060 and the market value of those underlying securities was $510,000,000.	400,000,000
384,000,000	Interest in $500,000,000 joint repurchase agreement 1.61%, dated 1/31/2020 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $500,067,083 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/25/2052 and the market value of those underlying securities was $511,193,633.	384,000,000
1,500,000,000	Interest in $3,000,000,000 joint repurchase agreement 1.63%, dated 11/15/2019 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $3,016,164,167 on 3/13/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2046 and the market value of those underlying securities was $3,060,000,025.	1,500,000,000
200,001,187	Repurchase agreement 1.58%, dated 1/31/2020 under which Metropolitan Life Insurance Co. will repurchase securities provided as collateral for $200,027,520 on 2/3/2020. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 5/15/2040 and the market value of those underlying securities was $204,011,785.	200,001,187
Semi-Annual Shareholder Report
12

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$1,000,000,000	Interest in $2,000,000,000 joint repurchase agreement 1.55%, dated 1/3/2020 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,002,755,556 on 2/4/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2048 and the market value of those underlying securities was $2,042,722,836.	$1,000,000,000
1,350,000,000	Interest in $1,700,000,000 joint repurchase agreement 1.56%, dated 1/3/2020 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,702,357,333 on 2/4/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 11/16/2061 and the market value of those underlying securities was $1,741,560,882.	1,350,000,000
1,000,000,000	Repurchase agreement 1.58%, dated 1/31/2020 under which Natwest Markets Securities, Inc. will repurchase securities provided as collateral for $1,000,131,667 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2046 and the market value of those underlying securities was $1,020,000,073.	1,000,000,000
1,750,000,000	Interest in $3,000,000,000 joint repurchase agreement 1.60%, dated 1/31/2020 under which Nomura Securities International, Inc. will repurchase securities provided as collateral for $3,000,400,000 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 10/20/2069 and the market value of those underlying securities was $3,060,000,008.	1,750,000,000
132,000,000	Interest in $300,000,000 joint repurchase agreement 1.62%, dated 1/31/2020 under which Pershing LLC will repurchase securities provided as collateral for $300,040,500 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 12/20/2069 and the market value of those underlying securities was $307,132,289.	132,000,000
248,176,500	Repurchase agreement 1.61%, dated 1/31/2020 under which Prudential Insurance Co. of America will repurchase securities provided as collateral for $248,209,797 on 2/3/2020. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Government Agency securities with various maturities to 12/1/2046 and the market value of those underlying securities was $252,867,906.	248,176,500
167,861,000	Repurchase agreement 1.60%, dated 1/31/2020 under which Prudential Legacy Insurance Co. of NJ will repurchase securities provided as collateral for $167,883,381 on 2/3/2020. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 2/15/2029 and the market value of those underlying securities was $170,938,809.	167,861,000
Semi-Annual Shareholder Report
13

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$200,000,000	Repurchase agreement 1.60%, dated 1/31/2020 under which Royal Bank of Canada, New York Branch will repurchase securities provided as collateral for $200,026,667 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2050 and the market value of those underlying securities was $205,074,071.	$200,000,000
2,000,000,000	Interest in $2,500,000,000 joint repurchase agreement 1.64%, dated 12/10/2019 under which Royal Bank of Canada, New York Branch will repurchase securities provided as collateral for $2,506,263,889 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/20/2067 and the market value of those underlying securities was $2,563,780,322.	2,000,000,000
500,000,000	Repurchase agreement 1.58%, dated 1/31/2020 under which Societe Generale, New York will repurchase securities provided as collateral for $500,065,833 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2049 and the market value of those underlying securities was $510,067,243.	500,000,000
920,000,000	Interest in $3,000,000,000 joint repurchase agreement 1.58%, dated 1/31/2020 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,395,000 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2027 and the market value of those underlying securities was $3,083,160,911.	920,000,000
284,578,000	Interest in $3,000,000,000 joint repurchase agreement 1.60%, dated 1/31/2020 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,400,000 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2049 and the market value of those underlying securities was $3,073,593,901.	284,578,000
1,200,000,000	Interest in $2,000,000,000 joint repurchase agreement 1.58%, dated 1/31/2020 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $2,000,263,333 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2049 and the market value of those underlying securities was $2,040,268,659.	1,200,000,000
1,000,000,000	Interest in $2,730,000,000 joint repurchase agreement 1.60%, dated 1/31/2020 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $2,730,364,000 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2050 and the market value of those underlying securities was $2,784,992,192.	1,000,000,000
Semi-Annual Shareholder Report
14

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$50,000,000	Repurchase agreement 1.60%, dated 1/31/2020 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $50,006,667 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2049 and the market value of those underlying securities was $51,006,800.	$50,000,000
	TOTAL REPURCHASE AGREEMENTS	47,458,423,687
	TOTAL INVESTMENT IN SECURITIES—98.6% (AT AMORTIZED COST)[3]	101,167,059,036
	OTHER ASSETS AND LIABILITIES - NET—1.4%[4]	1,484,248,254
	TOTAL NET ASSETS—100%	$102,651,307,290
1	Discount rate at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2020.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets, as of January 31, 2020, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym is used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Financial Highlights–Select Shares1
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,			Period Ended 7/31/2016[2]
		2019	2018	2017
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.009	0.012	0.003	0.001	0.000[3]
Net realized gain (loss)	(0.000)[3]	(0.000)[3]	0.000[3]	0.000[3]	0.000[3]
TOTAL FROM INVESTMENT OPERATIONS	0.009	0.012	0.003	0.001	0.000[3]
Less Distributions:
Distributions from net investment income	(0.009)	(0.012)	(0.003)	(0.001)	(0.000)[3]
Distributions from net realized gain	—	—	(0.000)[3]	(0.000)[3]	—
TOTAL DISTRIBUTIONS	(0.009)	(0.012)	(0.003)	(0.001)	(0.000)[3]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	0.88%	1.23%	0.31%	0.01%	0.00%[5]
Ratios to Average Net Assets:
Net expenses	0.17%[6]	1.15%	1.11%	0.68%	0.42%[6]
Net investment income	1.51%[6]	1.21%	0.24%	0.01%	0.01%[6]
Expense waiver/reimbursement[7]	0.13%[6]	0.13%	0.17%	0.58%	0.85%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$6,754,927	$3,307	$2,365	$5,259	$11
1	Effective August 1, 2019, the Class R Shares were re-designated as Select Shares.
2	Reflects operations for the period from February 1, 2016 (date of initial investment) to July 31, 2016.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Represents less than 0.01%.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.009	0.021	0.013	0.001	0.001	0.000[1]
Net realized gain (loss)	(0.000)[1]	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.009	0.021	0.013	0.001	0.001	0.000[1]
Less Distributions:
Distributions from net investment income	(0.009)	(0.021)	(0.013)	(0.001)	(0.001)	(0.000)[1]
Distributions from net realized gain	—	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.009)	(0.021)	(0.013)	(0.001)	(0.001)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.87%	2.17%	1.26%	0.47%	0.13%	0.01%
Ratios to Average Net Assets:
Net expenses	0.19%[3]	0.19%	0.19%	0.18%	0.19%	0.11%
Net investment income	1.72%[3]	2.15%	1.24%	0.47%	0.13%	0.01%
Expense waiver/reimbursement[4]	0.14%[3]	0.14%	0.15%	0.16%	0.15%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$25,208,507	$23,667,498	$23,308,693	$26,390,917	$23,378,298	$13,982,870
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.008	0.019	0.010	0.001	0.000[1]	0.000[1]
Net realized gain (loss)	(0.000)[1]	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.008	0.019	0.010	0.001[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.008)	(0.019)	(0.010)	(0.001)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	—	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.008)	(0.019)	(0.010)	(0.001)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.75%	1.94%	1.03%	0.23%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.42%[3]	0.42%	0.41%	0.42%	0.30%	0.11%
Net investment income	1.47%[3]	1.93%	1.02%	0.23%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.13%[3]	0.13%	0.13%	0.15%	0.27%	0.43%
Supplemental Data:
Net assets, end of period (000 omitted)	$13,607,730	$10,249,258	$7,828,028	$8,078,425	$7,620,524	$8,429,371
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Financial Highlights–Administrative Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended 7/31/2019	Period Ended 7/31/2018[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.007	0.019	0.009
Net realized gain (loss)	0.000[2]	(0.000)[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.007	0.019	0.009
Less Distributions:
Distributions from net investment income	(0.007)	(0.019)	(0.009)
Distributions from net realized gain	—	—	—
TOTAL DISTRIBUTIONS	(0.007)	(0.000)	(0.009)
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[3]	0.73%	1.90%	0.91%
Ratios to Average Net Assets:
Net expenses	0.45%[4]	0.45%	0.45%[4]
Net investment income	1.41%[4]	1.97%	1.23%[4]
Expense waiver/reimbursement[5]	0.13%[4]	0.13%	0.15%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$347,706	$176,438	$12,413
1	Reflects operations for the period from September 28, 2017 (date of initial investment) to July 31, 2018.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,				Period Ended 7/31/2015[1]
		2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.015	0.006	0.000[2]	0.000[2,3]	0.000[2]
Net realized gain (loss)	0.000[2]	(0.000)[2]	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.015	0.006	0.000[2]	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.005)	(0.015)	(0.006)	(0.000)[2]	(0.000)[2]	(0.000)[2]
Distributions from net realized gain	—	—	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.005)	(0.015)	(0.006)	(0.000)[2]	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	0.54%	1.51%	0.60%	0.03%	0.01%	0.00%[5]
Ratios to Average Net Assets:
Net expenses	0.84%[6]	0.84%	0.84%	0.60%	0.39%	0.14%[6]
Net investment income	1.07%[6]	1.51%	0.60%	0.03%	0.01%	0.01%[6]
Expense waiver/reimbursement[7]	0.13%[6]	0.13%	0.13%	0.38%	0.58%	0.86%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$541,132	$534,565	$494,899	$474,014	$610,317	$0[8]
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Per share numbers have been calculated using the average shares method.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Represents less than 0.01%.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,				Period Ended 7/31/2015[1]
		2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.013	0.004	0.000[2]	0.000[2]	0.000[2]
Net realized gain (loss)	(0.000)[2]	(0.000)[2]	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.013	0.004	0.000[2]	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.005)	(0.013)	(0.004)	(0.000)[2]	(0.000)[2]	(0.000)[2]
Distributions from net realized gain	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.005)	(0.013)	(0.004)	(0.000)[2]	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.46%	1.35%	0.39%	0.01%	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.99%[5]	1.00%	1.05%	0.59%	0.32%	0.14%[5]
Net investment income	0.90%[5]	1.35%	0.31%	0.01%	0.01%	0.01%[5]
Expense waiver/reimbursement[6]	0.18%[5]	0.18%	0.18%	0.64%	0.92%	1.11%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$272,452	$259,284	$96,724	$203,670	$350,278	$23,170
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
21

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.008	0.020	0.011	0.001	0.001	0.000[1]
Net realized gain (loss)	0.000[1]	(0.000)[1]	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.008	0.020	0.011	0.001	0.001	0.000[1]
Less Distributions:
Distributions from net investment income	(0.008)	(0.020)	(0.011)	(0.001)	(0.001)	(0.000)[1]
Distributions from net realized gain	—	—	(0.000)[1]	(0.00)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.008)	(0.020)	(0.011)	(0.001)	(0.001)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.81%	2.05%	1.14%	0.36%	0.06%	0.01%
Ratios to Average Net Assets:
Net expenses	0.30%[3]	0.30%	0.30%	0.29%	0.25%	0.11%
Net investment income	1.61%[3]	2.04%	1.15%	0.38%	0.06%	0.01%
Expense waiver/reimbursement[4]	0.13%[3]	0.13%	0.13%	0.14%	0.18%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,380,646	$3,399,696	$3,078,850	$2,568,978	$995,373	$773,154
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
22

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.017	0.008	0.000[1]	0.000[1]	0.000[1]
Net realized gain (loss)	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.006	0.017	0.008	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.006)	(0.017)	(0.008)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	—	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.006)	(0.017)	(0.008)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.61%	1.67%	0.76%	0.09%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.69%[3]	0.69%	0.68%	0.56%	0.30%	0.12%
Net investment income	1.21%[3]	1.71%	0.74%	0.09%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.13%[3]	0.13%	0.13%	0.25%	0.54%	0.68%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,753,723	$2,472,153	$597,348	$1,255,471	$1,080,216	$927,475
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
23

Financial Highlights–Premier Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,				Period Ended 7/31/2015[1]
		2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.009	0.022	0.013	0.001	0.002	0.000[2]
Net realized gain (loss)	(0.000)[2]	(0.000)[2]	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.009	0.022	0.013	0.001	0.002	0.000[2]
Less Distributions:
Distributions from net investment income	(0.009)	(0.022)	(0.013)	(0.001)	(0.002)	(0.000)[2]
Distributions from net realized gain	—	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.009)	(0.022)	(0.013)	(0.001)	(0.002)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.89%	2.21%	1.29%	0.51%	0.16%	0.01%
Ratios to Average Net Assets:
Net expenses	0.15%[4]	0.15%	0.15%	0.14%	0.16%	0.14%[4]
Net investment income	1.75%[4]	2.20%	1.28%	0.52%	0.20%	0.01%[4]
Expense waiver/reimbursement[5]	0.13%[4]	0.13%	0.13%	0.14%	0.13%	0.16%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$49,238,122	$42,873,211	$29,053,580	$27,271,620	$11,385,203	$1,863,335
1	Reflects operations for the period from January 6, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
24

Financial Highlights–Advisor Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended 7/31/2019[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.009	0.012
Net realized loss	(0.000)[2]	(0.000)[2]
TOTAL FROM INVESTMENT OPERATIONS	0.009	0.012
Less Distributions:
Distributions from net investment income	(0.009)	(0.012)
Net Asset Value, End of Period	$1.00	$1.00
Total Return[3]	0.89%	1.24%
Ratios to Average Net Assets:
Net expenses	0.15%[4]	0.15%[4]
Net investment income	1.74%[4]	2.29%[4]
Expense waiver/reimbursement[5]	0.13%[4]	0.13%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$546,363	$355,712
1	Reflects operations for the period from January 18, 2019 (date of initial investment) to July 31, 2019.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
25

Statement of Assets and Liabilities
January 31, 2020 (unaudited)
Assets:
Investment in repurchase agreements	$47,458,423,687
Investment in securities	53,708,635,349
Investment in securities, at amortized cost and fair value		$101,167,059,036
Cash		1,747,578,192
Income receivable		115,741,063
Receivable for shares sold		158,960,448
TOTAL ASSETS		103,189,338,739
Liabilities:
Payable for investments purchased	$300,000,000
Payable for shares redeemed	150,521,980
Income distribution payable	77,687,127
Capital gain distribution payable	49,978
Payable for investment adviser fee (Note 4)	197,258
Payable for administrative fees (Note 4)	220,055
Payable for Directors'/Trustees' fees (Note 4)	6,418
Payable for distribution services fee (Note 4)	964,755
Payable for other service fees (Note 4)	5,236,004
Accrued expenses (Note 4)	3,147,874
TOTAL LIABILITIES		538,031,449
Net assets for 102,651,518,272 shares outstanding		$102,651,307,290
Net Assets Consist of:
Paid-in capital		$102,651,536,948
Total distributable earnings (loss)		(229,658)
TOTAL NET ASSETS		$102,651,307,290
Semi-Annual Shareholder Report
26

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Select Shares:
$6,754,926,523 ÷ 6,754,940,413 shares outstanding, no par value, unlimited shares authorized	$1.00
Institutional Shares:
$25,208,506,773 ÷ 25,208,558,695 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$13,607,730,363 ÷ 13,607,758,247 shares outstanding, no par value, unlimited shares authorized	$1.00
Administrative Shares:
$347,705,979 ÷ 347,706,694 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$541,131,696 ÷ 541,132,808 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$272,452,398 ÷ 272,452,958 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$3,380,646,369 ÷ 3,380,653,294 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$2,753,722,836 ÷ 2,753,728,496 shares outstanding, no par value, unlimited shares authorized	$1.00
Premier Shares:
$49,238,121,620 ÷ 49,238,222,834 shares oustanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$546,362,733 ÷ 546,363,833 shares oustanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
27

Statement of Operations
Six Months Ended January 31, 2020 (unaudited)
Investment Income:
Interest			$934,346,807
Expenses:
Investment adviser fee (Note 4)		$98,437,068
Administrative fee (Note 4)		38,771,318
Custodian fees		1,439,991
Transfer agent fee (Note 2)		2,091,235
Directors'/Trustees' fees (Note 4)		260,596
Auditing fees		12,623
Legal fees		4,829
Portfolio accounting fees		163,869
Distribution services fee (Note 4)		5,570,770
Other service fees (Notes 2 and 4)		28,211,976
Share registration costs		935,702
Printing and postage		323,071
Miscellaneous (Note 4)		195,557
TOTAL EXPENSES		176,418,605
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	$(64,694,765)
Waiver/reimbursements of other operating expenses (Notes 2 and 4)	(1,194,511)
TOTAL WAIVERS AND REIMBURSEMENTS		(65,889,276)
Net expenses			110,529,329
Net investment income			823,817,478
Net realized gain on investments			806,867
Change in net assets resulting from operations			$824,624,345
See Notes which are an integral part of the Financial Statements
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28

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2020	Year Ended 7/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$823,817,478	$1,555,200,876
Net realized gain (loss)	806,867	(703,869)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	824,624,345	1,554,497,007
Distributions to Shareholders:
Select Shares	(21,399,142)	(51,239)
Institutional Shares	(221,026,342)	(503,416,091)
Service Shares	(86,285,248)	(180,538,168)
Administrative Shares	(2,165,735)	(1,402,399)
Cash II Shares	(2,871,871)	(7,780,479)
Cash Series Shares	(1,245,368)	(2,844,512)
Capital Shares	(26,474,337)	(66,418,120)
Trust Shares	(16,576,267)	(29,367,328)
Premier Shares	(441,673,986)	(762,192,726)
Advisor Shares	(4,455,196)	(1,275,830)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(824,173,492)	(1,555,286,892)
Share Transactions:
Proceeds from sale of shares	349,329,530,837	529,508,082,280
Proceeds from shares issued in connection with the tax-free transfer of assets from PNC Government Money Market Fund	9,483,150,229	—
Net asset value of shares issued to shareholders in payment of distributions declared	315,320,617	574,052,333
Cost of shares redeemed	(340,468,267,295)	(510,563,122,455)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	18,659,734,388	19,519,012,158
Change in net assets	18,660,185,241	19,518,222,273
Net Assets:
Beginning of period	83,991,122,049	64,472,899,776
End of period	$102,651,307,290	$83,991,122,049
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
29

Notes to Financial Statements
January 31, 2020 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Government Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers ten classes of shares: Select Shares, Institutional Shares, Service Shares, Administrative Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares, Premier Shares and Advisor Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
Effective January 18, 2019, the Fund began offering Advisor Shares.
On November 19, 2019, the Fund acquired all of the net assets of PNC Government Money Market Fund (the “Acquired Fund”), an open-end investment company, in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on November 5, 2019. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of the Acquired Fund's Class A Shares exchanged, a shareholder received 1.000 shares of the Fund's Service Shares.
For every one share of the Acquired Fund's Advisor Shares exchanged, a shareholder received 1.000 shares of the Fund's Capital Shares.
For every one share of the Acquired Fund's Class I Shares exchanged, a shareholder received1.000 shares of the Fund's Select Shares.
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The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Acquired Fund's Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
9,483,150,229	$9,483,150,229	$105,367,217,265	$114,850,367,494

Assuming the acquisition had been completed on August 1, 2019, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the six months ended January 31, 2020, were as follows:
Net investment income	$887,441,976
Net realized and unrealized gain on investments	880,000
Net increase in net assets resulting from operations	$888,321,976

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fund's Statement of Operations and Statement of Change in Net Assets as of January 31, 2020.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and
Semi-Annual Shareholder Report
31

valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class
Semi-Annual Shareholder Report
32

based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $65,889,276 is disclosed in various locations in this Note 2 and Note 4. For the six months ended January 31, 2020, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Select Shares	$10,824	$—
Institutional Shares	103,962	—
Service Shares	930,402	—
Administrative Shares	1,208	—
Cash II Shares	241,181	—
Cash Series Shares	50,098	—
Capital Shares	13,071	—
Trust Shares	538,092	—
Premier Shares	200,365	(475)
Advisor Shares	2,032	—
TOTAL	$2,091,235	$(475)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Select Shares, Institutional Shares, Service Shares, Administrative Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares, Premier Shares and Advisor Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2020, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Select Shares	$282,623	$—
Institutional Shares	6,273,671	(1,125,170)
Service Shares	14,674,631	—
Administrative Shares	75,754	—
Cash II Shares	672,422	—
Cash Series Shares	344,328	—
Capital Shares	2,468,939	—
Trust Shares	3,419,608	—
TOTAL	$28,211,976	$(1,125,170)
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33

For the six months ended January 31, 2020, the Fund's Premier Shares and Advisor Shares did not incur other service fees; however they may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2020, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Select Shares[1]:	Shares	Amount	Shares	Amount
Shares sold	2,313,081,925	$2,313,081,925	4,818,821	$4,818,821
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	6,795,016,726	6,795,016,726	—	—
Shares issued to shareholders in payment of distributions declared	1,760,625	1,760,625	50,800	50,800
Shares redeemed	(2,358,226,024)	(2,358,228,007)	(3,927,475)	(3,927,475)
NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	6,751,633,252	$6,751,631,269	942,146	$942,146
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	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	96,194,106,778	$96,194,172,642	166,014,377,662	$166,014,377,662
Shares issued to shareholders in payment of distributions declared	77,974,337	77,974,337	149,805,547	149,805,547
Shares redeemed	(94,731,209,175)	(94,731,209,175)	(165,805,145,488)	(165,805,145,488)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,540,871,940	1,540,937,804	359,037,721	359,037,721

	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	18,367,788,439	$18,367,788,439	31,772,505,345	$31,772,505,345
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	2,688,133,493	2,688,133,493	—	—
Shares issued to shareholders in payment of distributions declared	32,595,928	32,595,928	70,803,625	70,803,625
Shares redeemed	(17,730,099,248)	(17,730,108,099)	(29,421,983,010)	(29,421,983,010)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	3,358,418,612	3,358,409,761	2,421,325,960	2,421,325,960

	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Administrative Shares:	Shares	Amount	Shares	Amount
Shares sold	317,624,731	$317,624,731	324,810,429	$324,810,429
Shares redeemed	(146,357,657)	(146,361,267)	(160,783,863)	(160,783,863)
NET CHANGE RESULTING FROM ADMINISTRATIVE SHARE TRANSACTIONS	171,267,074	171,263,464	164,026,566	164,026,566

	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	589,992,767	$589,992,767	1,166,455,788	$1,166,455,788
Shares issued to shareholders in payment of distributions declared	2,819,042	2,819,042	7,720,043	7,720,043
Shares redeemed	(586,248,142)	(586,248,585)	(1,134,504,643)	(1,134,504,643)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	6,563,667	6,563,224	39,671,188	39,671,188
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35

	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	1,083,991,419	$1,083,991,681	1,544,423,795	$1,544,423,795
Shares issued to shareholders in payment of distributions declared	1,238,838	1,238,838	2,832,618	2,832,618
Shares redeemed	(1,072,063,054)	(1,072,063,054)	(1,384,694,728)	(1,384,694,728)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	13,167,203	13,167,465	162,561,685	162,561,685

	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	5,944,489,631	$5,944,489,631	10,819,267,037	$10,819,267,037
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	10	10	—	—
Shares issued to shareholders in payment of distributions declared	15,526,418	15,526,418	40,865,415	40,865,415
Shares redeemed	(5,979,085,878)	(5,979,093,150)	(10,539,253,111)	(10,539,253,111)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(19,069,819)	(19,077,091)	320,879,341	320,879,341

	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	2,923,786,932	$2,923,786,932	4,261,502,788	$4,261,502,788
Shares issued to shareholders in payment of distributions declared	14,302,150	14,302,150	23,495,358	23,495,358
Shares redeemed	(2,656,533,390)	(2,656,540,160)	(2,410,171,983)	(2,410,171,983)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	281,555,692	281,548,922	1,874,826,163	1,874,826,163

	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Premier Shares:	Shares	Amount	Shares	Amount
Shares sold	221,006,942,600	$221,006,942,600	313,157,554,587	$313,157,554,587
Shares issued to shareholders in payment of distributions declared	164,648,141	164,648,141	277,203,121	277,203,121
Shares redeemed	(214,806,920,267)	(214,806,934,616)	(299,614,731,341)	(299,614,731,341)
NET CHANGE RESULTING FROM PREMIER SHARES TRANSACTIONS	6,364,670,474	6,364,656,125	13,820,026,367	13,820,026,367
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	Six Months Ended 1/31/2020		Year Ended 7/31/2019[2]
Advisor Shares:	Shares	Amount	Shares	Amount
Shares sold	587,659,489	$587,659,489	442,366,028	$442,366,028
Shares issued to shareholders in payment of distributions declared	4,455,138	4,455,138	1,275,806	1,275,806
Shares redeemed	(401,465,815)	(401,481,182)	(87,926,813)	(87,926,813)
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	190,648,812	$190,633,445	355,715,021	$355,715,021
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	18,659,726,907	18,659,734,388	19,519,012,158	19,519,012,158
1	Effective August 1, 2019, the Class R Shares were re-designated as Select Shares.
2	Reflects operations for the period from January 18, 2019 to July 31, 2019.
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Fund's Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Fund's Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2020, the Fund's Adviser voluntarily waived $64,694,765 of its fee and reimbursed $475 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Administrative Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Administrative Shares	0.25%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2020, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Administrative Shares	$383,383	$—
Cash II Shares	941,392	—
Cash Series Shares	826,388	(68,866)
Trust Shares	3,419,607	—
TOTAL	$5,570,770	$(68,866)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2020, FSC retained $149,314 fees paid by the Fund.
Other Service Fees
For the six months ended January 31, 2020, FSSC received $102,017 and reimbursed $1,125,170 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Fund's Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Select Shares, Institutional Shares, Service Shares, Administrative Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares, Premier Shares and Advisor Shares and (after the voluntary waivers and/or reimbursements) will not exceed 0.17%, 0.20%, 0.45%, 0.45%, 0.85%, 1.05%, 0.30%, 0.70%, 0.15% and 0.15% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2020; or (b) the date of the
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Fund's next effective Prospectus. While the Fund's Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Fund's Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2020, there were no outstanding loans. During the six months ended January 31, 2020, the program was not utilized.
6. SUBSEQUENT EVENT
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains, workflow operations and customer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and result in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including Fund service providers) and the market in general in significant and unforeseen ways. Any such impact could adversely affect the Fund's performance.
Effective on or about June 29, 2020, the name of the Trust and Fund will change to Federated Hermes Money Market Obligations Trust and Federated Hermes Government Obligations Fund, respectively.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2019 to January 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2019	Ending Account Value 1/31/2020	Expenses Paid During Period[1]
Actual:
Select Shares	$1,000	$1,008.80	$0.86
Institutional Shares	$1,000	$1,008.70	$0.96
Service Shares	$1,000	$1,007.50	$2.12
Administrative Shares	$1,000	$1,007.30	$2.27
Cash II Shares	$1,000	$1,005.40	$4.23
Cash Series Shares	$1,000	$1,004.60	$4.99
Capital Shares	$1,000	$1,008.10	$1.51
Trust Shares	$1,000	$1,006.10	$3.48
Premier Shares	$1,000	$1,008.90	$0.76
Advisor Shares	$1,000	$1,008.90	$0.76
Hypothetical (assuming a 5% return before expenses):
Select Shares	$1,000	$1,024.30	$0.87
Institutional Shares	$1,000	$1,024.20	$0.97
Service Shares	$1,000	$1,023.00	$2.14
Administrative Shares	$1,000	$1,022.90	$2.29
Cash II Shares	$1,000	$1,020.90	$4.27
Cash Series Shares	$1,000	$1,020.20	$5.03
Capital Shares	$1,000	$1,023.60	$1.53
Trust Shares	$1,000	$1,021.70	$3.51
Premier Shares	$1,000	$1,024.40	$0.76
Advisor Shares	$1,000	$1,024.40	$0.76
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1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Select Shares	0.17%
Institutional Shares	0.19%
Service Shares	0.42%
Administrative Shares	0.45%
Cash II Shares	0.84%
Cash Series Shares	0.99%
Capital Shares	0.30%
Trust Shares	0.69%
Premier Shares	0.15%
Advisor Shares	0.15%
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Evaluation and Approval of Advisory Contract–May 2019
Federated Government Obligations Fund (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
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adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
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regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in
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attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund's performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be
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competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or
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to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC's website at www.sec.gov. You may access Form N-MFP via the link to the Fund and share class name at www.FederatedInvestors.com.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
51

Federated Government Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919478
CUSIP 60934N104
CUSIP 60934N807
CUSIP 608919395
CUSIP 608919676
CUSIP 608919684
CUSIP 608919809
CUSIP 60934N153
CUSIP 608919718
CUSIP 608919437
Q450196 (3/20)
© 2020 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2020
Share Class | Ticker	Automated | GOAXX	Institutional | GOTXX	Service | GTSXX

Federated Government Obligations Tax-Managed Fund

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2020, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	61.7%
U.S. Treasury Securities	40.8%
Other Assets and Liabilities—Net[2]	(2.5)%
TOTAL	100.0%
At January 31, 2020, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	36.9%
8-30 Days	24.3%
31-90 Days	30.8%
91-180 Days	6.3%
181 Days or more	4.2%
Other Assets and Liabilities—Net[2]	(2.5)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2020 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—61.7%
$ 810,000,000	[1]	Federal Farm Credit System Discount Notes, 1.540% - 2.350%, 2/5/2020 - 12/7/2020	$806,085,748
115,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.610% (Secured Overnight Financing Rate +0.030%), 2/3/2020	115,000,000
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.627% (1-month USLIBOR -0.030%), 2/18/2020	49,998,826
20,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.645% (Secured Overnight Financing Rate +0.065%), 2/3/2020	20,000,000
27,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.655% (Secured Overnight Financing Rate +0.075%), 2/3/2020	26,999,209
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.660% (Secured Overnight Financing Rate +0.080%), 2/3/2020	50,000,000
13,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.665% (1-month USLIBOR +0.005%), 2/27/2020	12,999,736
5,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.680% (Secured Overnight Financing Rate +0.100%), 2/3/2020	5,000,000
24,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.683% (1-month USLIBOR +0.000%), 2/13/2020	24,000,000
15,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.685% (Secured Overnight Financing Rate +0.105%), 2/3/2020	15,000,000
12,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.749% (1-month USLIBOR +0.050%), 2/9/2020	11,999,067
20,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.760% (1-month USLIBOR -0.020%), 2/3/2020	19,999,834
13,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.762% (1-month USLIBOR +0.070%), 2/8/2020	12,998,779
8,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.770% (3-month USLIBOR -0.130%), 3/4/2020	8,000,000
20,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.790% (Secured Overnight Financing Rate +0.210%), 2/3/2020	20,000,000
1,572,895,000	[1]	Federal Home Loan Bank System Discount Notes, 1.471% - 2.400%, 2/4/2020 - 7/24/2020	1,569,936,354
125,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.590% (Secured Overnight Financing Rate +0.010%), 2/3/2020	124,997,865
375,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.600% (Secured Overnight Financing Rate +0.020%), 2/3/2020	374,990,361
33,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.615% (Secured Overnight Financing Rate +0.035%), 2/3/2020	33,000,104
25,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.602% (3-month USLIBOR -0.240%), 4/16/2020	25,000,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$117,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.610% (Secured Overnight Financing Rate +0.030%), 2/3/2020	$116,997,492
75,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.611% - 1.619% (1-month USLIBOR -0.050%), 2/17/2020 - 2/27/2020	75,000,000
40,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.618% (1-month USLIBOR -0.040%), 2/18/2020 - 2/20/2020	40,000,000
22,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.620% (Secured Overnight Financing Rate +0.040%), 2/3/2020	22,500,000
40,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.623% (3-month USLIBOR -0.250%), 4/7/2020	40,000,000
20,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.632% (1-month USLIBOR -0.025%), 2/20/2020	20,000,000
20,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.640% (Secured Overnight Financing Rate +0.060%), 2/3/2020	20,000,000
40,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.643% (3-month USLIBOR -0.235%), 2/10/2020	40,000,000
60,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.645% (Secured Overnight Financing Rate +0.065%), 2/3/2020	59,999,987
40,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.655% (Secured Overnight Financing Rate +0.075%), 2/3/2020	40,000,000
25,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.656% (3-month USLIBOR -0.245%), 2/11/2020	25,000,000
5,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.665% (Secured Overnight Financing Rate +0.085%), 2/3/2020	4,993,484
25,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.668% (3-month USLIBOR -0.220%), 3/11/2020	25,000,000
25,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.669% (1-month USLIBOR +0.000%), 2/16/2020	25,000,000
30,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.677% (1-month USLIBOR +0.020%), 2/19/2020	30,000,000
60,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.680% (Secured Overnight Financing Rate +0.100%), 2/3/2020	60,000,000
14,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.685% (Secured Overnight Financing Rate +0.105%), 2/3/2020	14,000,000
25,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.690% (Secured Overnight Financing Rate +0.110%), 2/3/2020	25,000,000
15,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.695% (Secured Overnight Financing Rate +0.115%), 2/3/2020	15,000,000
25,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.699% - 1.735% (3-month USLIBOR -0.200%), 3/18/2020 - 3/24/2020	25,000,000
15,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.700% (Secured Overnight Financing Rate +0.120%), 2/3/2020	15,000,000
50,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.710% (1-month USLIBOR +0.050%), 2/27/2020	50,000,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$30,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.710% (Secured Overnight Financing Rate +0.130%), 2/3/2020	$30,000,000
25,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.714% (1-month USLIBOR -0.020%), 2/4/2020	25,000,000
20,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.750% (Secured Overnight Financing Rate +0.170%), 2/3/2020	20,000,000
25,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.775% (3-month USLIBOR -0.115%), 2/5/2020	25,000,000
30,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.788% (3-month USLIBOR -0.120%), 2/28/2020	30,000,000
100,000,000		Federal Home Loan Bank System, 1.690% - 4.125%, 3/13/2020 - 6/12/2020	100,114,256
100,000,000	[1]	Tennessee Valley Authority Discount Notes, 1.525%, 2/5/2020 - 2/12/2020	99,975,642
29,940,000		Tennessee Valley Authority Notes, 2.250%, 3/15/2020	29,961,005
		TOTAL GOVERNMENT AGENCIES	4,474,547,749
		U.S. TREASURY—40.8%
155,000,000		United States Treasury Bill, 1.505%, 2/4/2020	154,980,560
100,000,000		United States Treasury Bill, 1.505%, 2/18/2020	99,928,930
49,000,000		United States Treasury Bill, 1.505%, 3/3/2020	48,936,497
150,000,000		United States Treasury Bill, 1.520%, 3/12/2020	149,746,667
75,000,000		United States Treasury Bill, 1.540%, 2/11/2020	74,967,917
100,000,000		United States Treasury Bill, 1.540%, 3/24/2020	99,777,555
200,000,000		United States Treasury Bill, 1.550%, 3/31/2020	199,517,778
100,000,000		United States Treasury Bill, 1.555%, 3/26/2020	99,766,750
25,000,000		United States Treasury Bill, 1.610%, 4/30/2020	24,900,493
8,000,000		United States Treasury Bill, 1.620%, 7/16/2020	7,940,240
25,000,000		United States Treasury Bill, 1.747%, 9/10/2020	24,730,594
25,000,000		United States Treasury Bill, 1.800%, 8/13/2020	24,757,500
25,000,000		United States Treasury Bill, 1.945%, 2/6/2020	24,993,247
175,000,000		United States Treasury Bills, 1.500% - 1.565%, 2/25/2020	174,819,583
294,000,000		United States Treasury Bills, 1.500% - 1.890%, 2/13/2020	293,847,685
131,000,000		United States Treasury Bills, 1.515% - 1.520%, 3/10/2020	130,790,345
175,000,000		United States Treasury Bills, 1.518% - 1.795%, 4/2/2020	174,538,264
78,500,000		United States Treasury Bills, 1.540% - 1.870%, 3/19/2020	78,330,382
163,000,000		United States Treasury Bills, 1.560% - 2.468%, 2/27/2020	162,791,489
43,000,000		United States Treasury Bills, 1.625% - 1.690%, 4/9/2020	42,865,804
199,000,000	[2]	United States Treasury Floating Rate Notes, 1.568% (91-day T-Bill +0.033%), 2/4/2020	198,984,155
95,000,000	[2]	United States Treasury Floating Rate Notes, 1.578% (91-day T-Bill +0.043%), 2/4/2020	94,988,619
Semi-Annual Shareholder Report
4

Principal Amount			Value
		U.S. TREASURY—continued
$162,590,000	[2]	United States Treasury Floating Rate Notes, 1.580% (91-day T-Bill +0.045%), 2/4/2020	$162,516,616
120,000,000	[2]	United States Treasury Floating Rate Notes, 1.650% (91-day T-Bill +0.115%), 2/4/2020	119,969,546
69,950,000	[2]	United States Treasury Floating Rate Notes, 1.674% (91-day T-Bill +0.139%), 2/4/2020	69,945,229
40,000,000	[2]	United States Treasury Floating Rate Notes, 1.689% (91-day T-Bill +0.154%), 2/4/2020	40,000,000
10,000,000	[2]	United States Treasury Floating Rate Notes, 1.835% (91-day T-Bill +0.300%), 2/4/2020	10,000,000
16,938,000		United States Treasury Note, 1.375%, 5/31/2020	16,924,435
25,000,000		United States Treasury Note, 1.625%, 6/30/2020	25,003,739
5,000,000		United States Treasury Note, 1.625%, 11/30/2020	4,998,168
10,000,000		United States Treasury Note, 1.750%, 11/15/2020	10,007,435
5,000,000		United States Treasury Note, 2.000%, 7/31/2020	5,008,648
6,750,000		United States Treasury Note, 2.375%, 4/30/2020	6,755,493
15,000,000		United States Treasury Note, 2.750%, 9/30/2020	15,107,685
36,000,000		United States Treasury Notes, 1.125% - 1.375%, 3/31/2020	35,948,300
53,000,000		United States Treasury Notes, 1.375% - 2.625%, 8/31/2020	53,215,209
		TOTAL U.S. TREASURY	2,962,301,557
		TOTAL INVESTMENT IN SECURITIES—102.5% (AT AMORTIZED COST)[3]	7,436,849,306
		OTHER ASSETS AND LIABILITIES - NET—(2.5)%[4]	(183,611,339)
		TOTAL NET ASSETS—100%	$7,253,237,967
1	Discount rate at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2020.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
5

In valuing the Fund's assets as of January 31, 2020, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym is used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,				Period Ended 7/31/2015[1]
		2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.007	0.018	0.009	0.001	0.001	0.000[2]
Net realized gain	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.007	0.018	0.009	0.001	0.001	0.000[2]
Less Distributions:
Distributions from net investment income	(0.007)	(0.018)	(0.009)	(0.001)	(0.001)	(0.000)[2]
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.007)	(0.018)	(0.009)	(0.001)	(0.001)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.69%	1.81%	0.93%	0.14%	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.53%[5,6]	0.52%[5]	0.51%[5]	0.50%[5]	0.37%[5]	0.09%[6]
Net investment income	1.40%[6]	1.79%	0.93%	0.14%	0.01%	0.01%[6]
Expense waiver/reimbursement[7]	0.09%[6]	0.09%	0.09%	0.11%	0.24%	0.55%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$120,599	$182,939	$176,028	$177,555	$190,937	$0[8]
1	Reflects operations for the period July 20, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.53% for the six months ended January 31, 2020 and 0.52%, 0.51%, 0.50% and 0.37% for the years ended July 31, 2019, 2018, 2017 and 2016, respectively, after taking into account these expense reductions.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
8	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.009	0.021	0.012	0.004	0.002	0.000[1]
Net realized gain	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.009	0.021	0.012	0.004	0.002	0.000[1]
Less Distributions:
Distributions from net investment income	(0.009)	(0.021)	(0.012)	(0.004)	(0.002)	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.009)	(0.021)	(0.012)	(0.004)	(0.002)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.86%	2.13%	1.23%	0.44%	0.13%	0.01%
Ratios to Average Net Assets:
Net expenses[3]	0.20%[4]	0.20%	0.20%	0.20%	0.19%	0.09%
Net investment income	1.68%[4]	2.11%	1.21%	0.43%	0.13%	0.01%
Expense waiver/reimbursement[5]	0.09%[4]	0.09%	0.09%	0.09%	0.10%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,739,883	$3,019,468	$2,739,607	$3,074,463	$2,861,313	$2,672,599
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.20% for the six months ended January 31, 2020 and 0.20%, 0.20%, 0.20%, 0.19% and 0.09% for the years ended July 31, 2019, 2018, 2017, 2016 and 2015, respectively, after taking into account these expense reductions.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.007	0.019	0.010	0.002	0.001	0.000[1]
Net realized gain	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.007	0.019	0.010	0.002	0.001	0.000[1]
Less Distributions:
Distributions from net investment income	(0.007)	(0.019)	(0.010)	(0.002)	(0.001)	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.007)	(0.019)	(0.010)	(0.002)	(0.001)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.73%	1.88%	0.98%	0.19%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses[3]	0.45%[4]	0.45%	0.45%	0.45%	0.30%	0.09%
Net investment income	1.44%[4]	1.86%	0.96%	0.20%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.09%[4]	0.09%	0.09%	0.09%	0.24%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,392,756	$2,698,641	$2,651,637	$3,010,073	$2,693,327	$2,626,353
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.45% for the six months ended January 31, 2020 and 0.45%, 0.45%, 0.45%, 0.30% and 0.09% for the years ended July 31, 2019, 2018, 2017, 2016 and 2015, respectively, after taking into account these expense reductions.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Assets and Liabilities
January 31, 2020 (unaudited)
Assets:
Investment in securities, at amortized cost and fair value		$7,436,849,306
Cash		683,831
Receivable for shares sold		17,697,482
Income receivable		6,092,716
TOTAL ASSETS		7,461,323,335
Liabilities:
Payable for investments purchased	$199,517,778
Income distribution payable	6,035,735
Payable for shares redeemed	1,480,841
Payable for other service fees (Notes 2 and 4)	681,105
Payable for investment adviser fee (Note 4)	22,625
Payable for administrative fee (Note 4)	16,208
Payable for Directors'/Trustees' fees (Note 4)	1,262
Accrued expenses (Note 4)	329,814
TOTAL LIABILITIES		208,085,368
Net assets for 7,253,161,343 shares outstanding		$7,253,237,967
Net Assets Consists of:
Paid-in capital		$7,253,170,720
Total distributable earnings		67,247
TOTAL NET ASSETS		$7,253,237,967
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$120,598,625 ÷ 120,597,513 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$3,739,883,116 ÷ 3,739,839,099 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$3,392,756,226 ÷ 3,392,724,731 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended January 31, 2020 (unaudited)
Investment Income:
Interest			$60,507,348
Expenses:
Investment adviser fee (Note 4)		$6,405,629
Administrative fee (Note 4)		2,523,623
Custodian fees		95,042
Transfer agent fees (Note 2)		102,959
Directors'/Trustees' fees (Note 4)		19,931
Auditing fees		12,046
Legal fees		4,938
Other service fees (Notes 2 and 4)		3,661,003
Portfolio accounting fees		92,687
Share registration costs		76,427
Printing and postage		18,124
Miscellaneous (Note 4)		36,679
TOTAL EXPENSES		13,049,088
Waiver and Reduction:
Waiver of investment adviser fee (Note 4)	$(2,766,175)
Reduction of custodian fees (Note 5)	(3,725)
TOTAL WAIVER AND REDUCTION		(2,769,900)
Net expenses			10,279,188
Net investment income			50,228,160
Net realized gain on investments			209,418
Change in net assets resulting from operations			$50,437,578
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2020	Year Ended 7/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$50,228,160	$113,639,782
Net realized gain	209,418	62,039
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	50,437,578	113,701,821
Distributions to Shareholders:
Automated Shares	(1,097,301)	(3,133,168)
Institutional Shares	(29,313,683)	(63,369,947)
Service Shares	(20,015,437)	(47,189,849)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(50,426,421)	(113,692,964)
Share Transactions:
Proceeds from sale of shares	10,744,951,530	16,160,158,776
Net asset value of shares issued to shareholders in payment of distributions declared	11,826,343	21,394,447
Cost of shares redeemed	(9,404,599,772)	(15,847,785,551)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,352,178,101	333,767,672
Change in net assets	1,352,189,258	333,776,529
Net Assets:
Beginning of period	5,901,048,709	5,567,272,180
End of period	$7,253,237,967	$5,901,048,709
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2020 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Government Obligations Tax-Managed Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Automated Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
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The Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reduction of $2,769,900 is disclosed in Note 4 and Note 5.
For the six months ended January 31, 2020, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Automated Shares	$60,446
Institutional Shares	23,576
Service Shares	18,937
TOTAL	$102,959
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended January 31, 2020, other service fees for the Fund were as follows:
Other Service Fees Incurred
Automated Shares	$194,628
Service Shares	3,466,375
TOTAL	$3,661,003
For the six months ended January 31, 2020, the Fund's Institutional Shares did not incur other service fees; however, they may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2020, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	135,692,376	$135,692,376	291,370,422	$291,370,422
Shares issued to shareholders in payment of distributions declared	994,942	994,942	2,918,617	2,918,617
Shares redeemed	(199,027,499)	(199,027,499)	(287,378,084)	(287,378,084)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	(62,340,181)	$(62,340,181)	6,910,955	$6,910,955

	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	6,691,096,052	$6,691,096,052	9,345,628,188	$9,345,628,188
Shares issued to shareholders in payment of distributions declared	9,356,767	9,356,767	15,221,153	15,221,153
Shares redeemed	(5,980,044,000)	(5,980,044,000)	(9,080,993,980)	(9,080,993,980)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	720,408,819	$720,408,819	279,855,361	$279,855,361

	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,918,163,102	$3,918,163,102	6,523,160,166	$6,523,160,166
Shares issued to shareholders in payment of distributions declared	1,474,634	1,474,634	3,254,677	3,254,677
Shares redeemed	(3,225,528,272)	(3,225,528,273)	(6,479,413,487)	(6,479,413,487)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	694,109,464	$694,109,463	47,001,356	$47,001,356
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,352,178,102	$1,352,178,101	333,767,672	$333,767,672
4. Investment adviser fee and other transactions with affiliates
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2020, the Adviser voluntarily waived $2,766,175 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Automated Shares, Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.55%, 0.20% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Other Service Fees
For the six months ended January 31, 2020, FSSC received $5,647 of the other service fees disclosed in Note 2.
Interfund Transactions
During the six months ended January 31, 2020, the Fund engaged in sales transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. The sales transactions complied with Rule 17a-7 under the Act and amounted to $32,995,142.
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Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. Expense reduction
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended January 31, 2020, the Fund's expenses were reduced by $3,725 under these arrangements.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2020, there were no outstanding loans. During the six months ended January 31, 2020, the program was not utilized.
7. Subsequent events
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains, workflow operations and customer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and result in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including Fund service providers) and the market in general in significant and unforeseen ways. Any such impact could adversely affect the Fund's performance.
Effective on or about June 29, 2020, the name of the Trust and Fund will change to Federated Hermes Money Market Obligations Trust and Federated Hermes Government Obligations Tax-Managed Fund, respectively.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2019 to January 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2019	Ending Account Value 1/31/2020	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,006.90	$2.67
Institutional Shares	$1,000	$1,008.60	$1.01
Service Shares	$1,000	$1,007.30	$2.27
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,022.47	$2.69
Institutional Shares	$1,000	$1,024.13	$1.02
Service Shares	$1,000	$1,022.87	$2.29
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.53%
Institutional Shares	0.20%
Service Shares	0.45%
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Evaluation and Approval of Advisory Contract–May 2019
Federated Government Obligations Tax-Managed Fund (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as
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management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both
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in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the
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Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund's performance fell below the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived
Semi-Annual Shareholder Report
25

fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the
Semi-Annual Shareholder Report
26

appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
27

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC's website at www.sec.gov. You may access Form N-MFP via the link to the Fund and share class name at www.FederatedInvestors.com.
Semi-Annual Shareholder Report
28

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
29

Federated Government Obligations Tax-Managed Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919494
CUSIP 60934N856
CUSIP 60934N849
38172 (3/20)
© 2020 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2020
Share Class | Ticker	Institutional | GOTXX

Federated Government Obligations Tax-Managed Fund

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2020, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	61.7%
U.S. Treasury Securities	40.8%
Other Assets and Liabilities—Net[2]	(2.5)%
TOTAL	100.0%
At January 31, 2020, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	36.9%
8-30 Days	24.3%
31-90 Days	30.8%
91-180 Days	6.3%
181 Days or more	4.2%
Other Assets and Liabilities—Net[2]	(2.5)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2020 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—61.7%
$ 810,000,000	[1]	Federal Farm Credit System Discount Notes, 1.540% - 2.350%, 2/5/2020 - 12/7/2020	$806,085,748
115,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.610% (Secured Overnight Financing Rate +0.030%), 2/3/2020	115,000,000
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.627% (1-month USLIBOR -0.030%), 2/18/2020	49,998,826
20,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.645% (Secured Overnight Financing Rate +0.065%), 2/3/2020	20,000,000
27,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.655% (Secured Overnight Financing Rate +0.075%), 2/3/2020	26,999,209
50,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.660% (Secured Overnight Financing Rate +0.080%), 2/3/2020	50,000,000
13,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.665% (1-month USLIBOR +0.005%), 2/27/2020	12,999,736
5,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.680% (Secured Overnight Financing Rate +0.100%), 2/3/2020	5,000,000
24,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.683% (1-month USLIBOR +0.000%), 2/13/2020	24,000,000
15,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.685% (Secured Overnight Financing Rate +0.105%), 2/3/2020	15,000,000
12,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.749% (1-month USLIBOR +0.050%), 2/9/2020	11,999,067
20,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.760% (1-month USLIBOR -0.020%), 2/3/2020	19,999,834
13,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.762% (1-month USLIBOR +0.070%), 2/8/2020	12,998,779
8,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.770% (3-month USLIBOR -0.130%), 3/4/2020	8,000,000
20,000,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.790% (Secured Overnight Financing Rate +0.210%), 2/3/2020	20,000,000
1,572,895,000	[1]	Federal Home Loan Bank System Discount Notes, 1.471% - 2.400%, 2/4/2020 - 7/24/2020	1,569,936,354
125,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.590% (Secured Overnight Financing Rate +0.010%), 2/3/2020	124,997,865
375,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.600% (Secured Overnight Financing Rate +0.020%), 2/3/2020	374,990,361
33,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.615% (Secured Overnight Financing Rate +0.035%), 2/3/2020	33,000,104
25,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.602% (3-month USLIBOR -0.240%), 4/16/2020	25,000,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$117,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.610% (Secured Overnight Financing Rate +0.030%), 2/3/2020	$116,997,492
75,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.611% - 1.619% (1-month USLIBOR -0.050%), 2/17/2020 - 2/27/2020	75,000,000
40,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.618% (1-month USLIBOR -0.040%), 2/18/2020 - 2/20/2020	40,000,000
22,500,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.620% (Secured Overnight Financing Rate +0.040%), 2/3/2020	22,500,000
40,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.623% (3-month USLIBOR -0.250%), 4/7/2020	40,000,000
20,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.632% (1-month USLIBOR -0.025%), 2/20/2020	20,000,000
20,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.640% (Secured Overnight Financing Rate +0.060%), 2/3/2020	20,000,000
40,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.643% (3-month USLIBOR -0.235%), 2/10/2020	40,000,000
60,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.645% (Secured Overnight Financing Rate +0.065%), 2/3/2020	59,999,987
40,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.655% (Secured Overnight Financing Rate +0.075%), 2/3/2020	40,000,000
25,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.656% (3-month USLIBOR -0.245%), 2/11/2020	25,000,000
5,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.665% (Secured Overnight Financing Rate +0.085%), 2/3/2020	4,993,484
25,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.668% (3-month USLIBOR -0.220%), 3/11/2020	25,000,000
25,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.669% (1-month USLIBOR +0.000%), 2/16/2020	25,000,000
30,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.677% (1-month USLIBOR +0.020%), 2/19/2020	30,000,000
60,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.680% (Secured Overnight Financing Rate +0.100%), 2/3/2020	60,000,000
14,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.685% (Secured Overnight Financing Rate +0.105%), 2/3/2020	14,000,000
25,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.690% (Secured Overnight Financing Rate +0.110%), 2/3/2020	25,000,000
15,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.695% (Secured Overnight Financing Rate +0.115%), 2/3/2020	15,000,000
25,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.699% - 1.735% (3-month USLIBOR -0.200%), 3/18/2020 - 3/24/2020	25,000,000
15,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.700% (Secured Overnight Financing Rate +0.120%), 2/3/2020	15,000,000
50,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.710% (1-month USLIBOR +0.050%), 2/27/2020	50,000,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
$30,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.710% (Secured Overnight Financing Rate +0.130%), 2/3/2020	$30,000,000
25,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.714% (1-month USLIBOR -0.020%), 2/4/2020	25,000,000
20,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.750% (Secured Overnight Financing Rate +0.170%), 2/3/2020	20,000,000
25,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.775% (3-month USLIBOR -0.115%), 2/5/2020	25,000,000
30,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 1.788% (3-month USLIBOR -0.120%), 2/28/2020	30,000,000
100,000,000		Federal Home Loan Bank System, 1.690% - 4.125%, 3/13/2020 - 6/12/2020	100,114,256
100,000,000	[1]	Tennessee Valley Authority Discount Notes, 1.525%, 2/5/2020 - 2/12/2020	99,975,642
29,940,000		Tennessee Valley Authority Notes, 2.250%, 3/15/2020	29,961,005
		TOTAL GOVERNMENT AGENCIES	4,474,547,749
		U.S. TREASURY—40.8%
155,000,000		United States Treasury Bill, 1.505%, 2/4/2020	154,980,560
100,000,000		United States Treasury Bill, 1.505%, 2/18/2020	99,928,930
49,000,000		United States Treasury Bill, 1.505%, 3/3/2020	48,936,497
150,000,000		United States Treasury Bill, 1.520%, 3/12/2020	149,746,667
75,000,000		United States Treasury Bill, 1.540%, 2/11/2020	74,967,917
100,000,000		United States Treasury Bill, 1.540%, 3/24/2020	99,777,555
200,000,000		United States Treasury Bill, 1.550%, 3/31/2020	199,517,778
100,000,000		United States Treasury Bill, 1.555%, 3/26/2020	99,766,750
25,000,000		United States Treasury Bill, 1.610%, 4/30/2020	24,900,493
8,000,000		United States Treasury Bill, 1.620%, 7/16/2020	7,940,240
25,000,000		United States Treasury Bill, 1.747%, 9/10/2020	24,730,594
25,000,000		United States Treasury Bill, 1.800%, 8/13/2020	24,757,500
25,000,000		United States Treasury Bill, 1.945%, 2/6/2020	24,993,247
175,000,000		United States Treasury Bills, 1.500% - 1.565%, 2/25/2020	174,819,583
294,000,000		United States Treasury Bills, 1.500% - 1.890%, 2/13/2020	293,847,685
131,000,000		United States Treasury Bills, 1.515% - 1.520%, 3/10/2020	130,790,345
175,000,000		United States Treasury Bills, 1.518% - 1.795%, 4/2/2020	174,538,264
78,500,000		United States Treasury Bills, 1.540% - 1.870%, 3/19/2020	78,330,382
163,000,000		United States Treasury Bills, 1.560% - 2.468%, 2/27/2020	162,791,489
43,000,000		United States Treasury Bills, 1.625% - 1.690%, 4/9/2020	42,865,804
199,000,000	[2]	United States Treasury Floating Rate Notes, 1.568% (91-day T-Bill +0.033%), 2/4/2020	198,984,155
95,000,000	[2]	United States Treasury Floating Rate Notes, 1.578% (91-day T-Bill +0.043%), 2/4/2020	94,988,619
Semi-Annual Shareholder Report
4

Principal Amount			Value
		U.S. TREASURY—continued
$162,590,000	[2]	United States Treasury Floating Rate Notes, 1.580% (91-day T-Bill +0.045%), 2/4/2020	$162,516,616
120,000,000	[2]	United States Treasury Floating Rate Notes, 1.650% (91-day T-Bill +0.115%), 2/4/2020	119,969,546
69,950,000	[2]	United States Treasury Floating Rate Notes, 1.674% (91-day T-Bill +0.139%), 2/4/2020	69,945,229
40,000,000	[2]	United States Treasury Floating Rate Notes, 1.689% (91-day T-Bill +0.154%), 2/4/2020	40,000,000
10,000,000	[2]	United States Treasury Floating Rate Notes, 1.835% (91-day T-Bill +0.300%), 2/4/2020	10,000,000
16,938,000		United States Treasury Note, 1.375%, 5/31/2020	16,924,435
25,000,000		United States Treasury Note, 1.625%, 6/30/2020	25,003,739
5,000,000		United States Treasury Note, 1.625%, 11/30/2020	4,998,168
10,000,000		United States Treasury Note, 1.750%, 11/15/2020	10,007,435
5,000,000		United States Treasury Note, 2.000%, 7/31/2020	5,008,648
6,750,000		United States Treasury Note, 2.375%, 4/30/2020	6,755,493
15,000,000		United States Treasury Note, 2.750%, 9/30/2020	15,107,685
36,000,000		United States Treasury Notes, 1.125% - 1.375%, 3/31/2020	35,948,300
53,000,000		United States Treasury Notes, 1.375% - 2.625%, 8/31/2020	53,215,209
		TOTAL U.S. TREASURY	2,962,301,557
		TOTAL INVESTMENT IN SECURITIES—102.5% (AT AMORTIZED COST)[3]	7,436,849,306
		OTHER ASSETS AND LIABILITIES - NET—(2.5)%[4]	(183,611,339)
		TOTAL NET ASSETS—100%	$7,253,237,967
1	Discount rate at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2020.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
5

In valuing the Fund's assets as of January 31, 2020, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronym is used throughout this portfolio:
LIBOR	—London Interbank Offered Rate
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.009	0.021	0.012	0.004	0.002	0.000[1]
Net realized gain	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.009	0.021	0.012	0.004	0.002	0.000[1]
Less Distributions:
Distributions from net investment income	(0.009)	(0.021)	(0.012)	(0.004)	(0.002)	(0.000)[1]
Distributions from net realized gain	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.009)	(0.021)	(0.012)	(0.004)	(0.002)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.86%	2.13%	1.23%	0.44%	0.13%	0.01%
Ratios to Average Net Assets:
Net expenses[3]	0.20%[4]	0.20%	0.20%	0.20%	0.19%	0.09%
Net investment income	1.68%[4]	2.11%	1.21%	0.43%	0.13%	0.01%
Expense waiver/reimbursement[5]	0.09%[4]	0.09%	0.09%	0.09%	0.10%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,739,883	$3,019,468	$2,739,607	$3,074,463	$2,861,313	$2,672,599
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.20% for the six months ended January 31, 2020 and 0.20%, 0.20%, 0.20%, 0.19% and 0.09% for the years ended July 31, 2019, 2018, 2017, 2016 and 2015, respectively, after taking into account these expense reductions.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Statement of Assets and Liabilities
January 31, 2020 (unaudited)
Assets:
Investment in securities, at amortized cost and fair value		$7,436,849,306
Cash		683,831
Receivable for shares sold		17,697,482
Income receivable		6,092,716
TOTAL ASSETS		7,461,323,335
Liabilities:
Payable for investments purchased	$199,517,778
Income distribution payable	6,035,735
Payable for shares redeemed	1,480,841
Payable for other service fees (Notes 2 and 4)	681,105
Payable for investment adviser fee (Note 4)	22,625
Payable for administrative fee (Note 4)	16,208
Payable for Directors'/Trustees' fees (Note 4)	1,262
Accrued expenses (Note 4)	329,814
TOTAL LIABILITIES		208,085,368
Net assets for 7,253,161,343 shares outstanding		$7,253,237,967
Net Assets Consists of:
Paid-in capital		$7,253,170,720
Total distributable earnings		67,247
TOTAL NET ASSETS		$7,253,237,967
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$120,598,625 ÷ 120,597,513 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$3,739,883,116 ÷ 3,739,839,099 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$3,392,756,226 ÷ 3,392,724,731 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended January 31, 2020 (unaudited)
Investment Income:
Interest			$60,507,348
Expenses:
Investment adviser fee (Note 4)		$6,405,629
Administrative fee (Note 4)		2,523,623
Custodian fees		95,042
Transfer agent fees (Note 2)		102,959
Directors'/Trustees' fees (Note 4)		19,931
Auditing fees		12,046
Legal fees		4,938
Other service fees (Notes 2 and 4)		3,661,003
Portfolio accounting fees		92,687
Share registration costs		76,427
Printing and postage		18,124
Miscellaneous (Note 4)		36,679
TOTAL EXPENSES		13,049,088
Waiver and Reduction:
Waiver of investment adviser fee (Note 4)	$(2,766,175)
Reduction of custodian fees (Note 5)	(3,725)
TOTAL WAIVER AND REDUCTION		(2,769,900)
Net expenses			10,279,188
Net investment income			50,228,160
Net realized gain on investments			209,418
Change in net assets resulting from operations			$50,437,578
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2020	Year Ended 7/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$50,228,160	$113,639,782
Net realized gain	209,418	62,039
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	50,437,578	113,701,821
Distributions to Shareholders:
Automated Shares	(1,097,301)	(3,133,168)
Institutional Shares	(29,313,683)	(63,369,947)
Service Shares	(20,015,437)	(47,189,849)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(50,426,421)	(113,692,964)
Share Transactions:
Proceeds from sale of shares	10,744,951,530	16,160,158,776
Net asset value of shares issued to shareholders in payment of distributions declared	11,826,343	21,394,447
Cost of shares redeemed	(9,404,599,772)	(15,847,785,551)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,352,178,101	333,767,672
Change in net assets	1,352,189,258	333,776,529
Net Assets:
Beginning of period	5,901,048,709	5,567,272,180
End of period	$7,253,237,967	$5,901,048,709
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2020 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Government Obligations Tax-Managed Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Automated Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The financial highlights of the Automated Shares and Service Shares are presented separately. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
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The Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reduction of $2,769,900 is disclosed in Note 4 and Note 5.
For the six months ended January 31, 2020, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Automated Shares	$60,446
Institutional Shares	23,576
Service Shares	18,937
TOTAL	$102,959
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended January 31, 2020, other service fees for the Fund were as follows:
Other Service Fees Incurred
Automated Shares	$194,628
Service Shares	3,466,375
TOTAL	$3,661,003
For the six months ended January 31, 2020, the Fund's Institutional Shares did not incur other service fees; however, they may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2020, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	135,692,376	$135,692,376	291,370,422	$291,370,422
Shares issued to shareholders in payment of distributions declared	994,942	994,942	2,918,617	2,918,617
Shares redeemed	(199,027,499)	(199,027,499)	(287,378,084)	(287,378,084)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	(62,340,181)	$(62,340,181)	6,910,955	$6,910,955

	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	6,691,096,052	$6,691,096,052	9,345,628,188	$9,345,628,188
Shares issued to shareholders in payment of distributions declared	9,356,767	9,356,767	15,221,153	15,221,153
Shares redeemed	(5,980,044,000)	(5,980,044,000)	(9,080,993,980)	(9,080,993,980)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	720,408,819	$720,408,819	279,855,361	$279,855,361

	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,918,163,102	$3,918,163,102	6,523,160,166	$6,523,160,166
Shares issued to shareholders in payment of distributions declared	1,474,634	1,474,634	3,254,677	3,254,677
Shares redeemed	(3,225,528,272)	(3,225,528,273)	(6,479,413,487)	(6,479,413,487)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	694,109,464	$694,109,463	47,001,356	$47,001,356
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,352,178,102	$1,352,178,101	333,767,672	$333,767,672
4. Investment adviser fee and other transactions with affiliates
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2020, the Adviser voluntarily waived $2,766,175 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Automated Shares, Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.55%, 0.20% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Other Service Fees
For the six months ended January 31, 2020, FSSC received $5,647 of the other service fees disclosed in Note 2.
Interfund Transactions
During the six months ended January 31, 2020, the Fund engaged in sales transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. The sales transactions complied with Rule 17a-7 under the Act and amounted to $32,995,142.
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Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. Expense reduction
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended January 31, 2020, the Fund's expenses were reduced by $3,725 under these arrangements.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2020, there were no outstanding loans. During the six months ended January 31, 2020, the program was not utilized.
7. Subsequent events
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains, workflow operations and customer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and result in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including Fund service providers) and the market in general in significant and unforeseen ways. Any such impact could adversely affect the Fund's performance.
Effective on or about June 29, 2020, the name of the Trust and Fund will change to Federated Hermes Money Market Obligations Trust and Federated Hermes Government Obligations Tax-Managed Fund, respectively.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2019 to January 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2019	Ending Account Value 1/31/2020	Expenses Paid During Period[1]
Actual:	$1,000	$1,008.60	$1.01
Hypothetical (assuming a 5% return before expenses):	$1,000	$1,024.13	$1.02
1	Expenses are equal to the Fund's Institutional Shares annualized net expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period).
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Evaluation and Approval of Advisory Contract–May 2019
Federated Government Obligations Tax-Managed Fund (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as
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management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both
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in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the
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Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund's performance fell below the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived
Semi-Annual Shareholder Report
23

fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the
Semi-Annual Shareholder Report
24

appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
25

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC's website at www.sec.gov. You may access Form N-MFP via the link to the Fund and share class name at www.FederatedInvestors.com.
Semi-Annual Shareholder Report
26

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
27

Federated Government Obligations Tax-Managed Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N856
34481 (3/20)
© 2020 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2020
Share Class | Ticker	Institutional | MMPXX	Service | MMSXX	Capital | MMLXX
Eagle | MMMXX

Federated Institutional Money Market Management
Fund Established 1974

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2020, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper	37.8%
Other Repurchase Agreements and Repurchase Agreements	31.1%
Variable Instruments	17.4%
Certificates of Deposit	13.8%
Other Assets and Liabilities—Net[2]	(0.1)%
TOTAL	100.0%
At January 31, 2020, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	45.6%[4]
8-30 Days	12.5%
31-90 Days	30.7%
91-180 Days	11.3%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2]	(0.1)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 32.4% of the Fund's portfolio.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2020 (unaudited)
Principal Amount			Value
		CERTIFICATES OF DEPOSIT—13.8%
		Finance - Banking—13.8%
$33,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 2.080% - 2.150%, 2/18/2020 - 3/27/2020	$32,924,226
20,000,000		MUFG Bank Ltd., 1.860%, 7/8/2020	20,012,885
25,000,000		MUFG Bank Ltd., 1.910%, 4/14/2020 - 4/27/2020	25,012,313
15,000,000		Mizuho Bank Ltd., 2.000%, 3/4/2020	14,973,517
30,000,000		Sumitomo Mitsui Banking Corp., 1.750% - 1.760%, 5/7/2020 - 6/30/2020	29,931,108
5,000,000		Sumitomo Mitsui Banking Corp., 1.930%, 4/29/2020	5,003,109
10,000,000		Sumitomo Mitsui Trust Bank Ltd., 2.000%, 2/11/2020	10,000,000
25,000,000		Sumitomo Mitsui Trust Bank Ltd., 2.150%, 2/13/2020	25,000,000
400,000		Toronto Dominion Bank, 2.100%, 2/6/2020	400,000
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $163,225,361)	163,257,158
	[1]	COMMERCIAL PAPER—37.8%
		Finance - Banking—9.4%
5,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 1.930%, 4/1/2020	5,002,293
15,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 2.034%, 2/18/2020	14,985,692
20,000,000		BPCE SA, 1.959%, 3/26/2020	19,941,500
25,000,000		LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 1.631%—1.811%, 2/3/2020 - 5/7/2020	24,975,623
17,000,000		Malayan Banking Berhad, New York, (Wells Fargo Bank, N.A. LOC), 2.014%, 4/23/2020	16,933,566
20,000,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 1.990%, 2/7/2020	19,993,400
10,000,000		Sumitomo Mitsui Trust Bank Ltd., 1.902%, 3/3/2020	9,983,725
		TOTAL	111,815,799
		Finance - Commercial—1.0%
12,000,000		Atlantic Asset Securitization LLC, 2.009%, 3/11/2020	11,974,000
500,000		CHARTA, LLC, 2.061%, 2/12/2020	499,688
		TOTAL	12,473,688
		Finance - Retail—11.9%
45,500,000		Chariot Funding LLC, 1.707% - 2.091%, 3/18/2020 - 4/28/2020	45,340,175
20,500,000		Old Line Funding, LLC, 1.918% - 2.061%, 2/13/2020 - 6/29/2020	20,357,160
31,000,000		Sheffield Receivables Company LLC, 1.812% - 2.034%, 2/19/2020 - 5/27/2020	30,895,313
10,000,000		Starbird Funding Corp., 1.707%, 5/1/2020	9,956,497
10,000,000		Thunder Bay Funding, LLC, 1.910%, 7/10/2020	9,929,339
Semi-Annual Shareholder Report
2

Principal Amount			Value
	[1]	COMMERCIAL PAPER—continued
		Finance - Retail—continued
$25,000,000		Thunder Bay Funding, LLC, 2.000%, 4/6/2020	$24,924,833
		TOTAL	141,403,317
		Finance - Securities—9.4%
35,000,000		Anglesea Funding LLC, 1.909% - 2.095%, 2/3/2020	34,996,205
20,000,000		Chesham Finance LLC Series III, (Societe Generale, Paris COL), 1.620%, 2/6/2020	19,995,500
23,000,000		Great Bridge Capital Co., LLC, (Standard Chartered Bank COL), 2.036%, 2/14/2020	22,983,140
33,000,000		Ridgefield Funding Company, LLC Series A, 2.075% - 2.146%, 2/3/2020 - 2/7/2020	32,991,960
		TOTAL	110,966,805
		Insurance—2.1%
25,000,000		PRICOA Short Term Funding, LLC, 1.877%, 7/6/2020	24,814,762
		Sovereign—4.0%
1,000,000		Erste Abwicklungsanstalt, 2.051%, 2/12/2020	999,380
46,000,000		Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 2.008% - 2.091%, 3/1/2020 - 3/23/2020	45,888,755
		TOTAL	46,888,135
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $448,287,022)	448,362,506
	[2]	NOTES - VARIABLE—17.4%
		Aerospace/Auto—0.1%
1,000,000		Toyota Credit Canada, Inc., (Toyota Motor Corp. Support Agreement), 1.862% (1-month USLIBOR +0.170%), 2/10/2020	1,000,161
		Finance - Banking—17.3%
1,000,000		Bank of Montreal, 1.884% (1-month USLIBOR +0.170%), 2/7/2020	1,000,216
500,000		Bank of Montreal, 1.894% (1-month USLIBOR +0.160%), 2/6/2020	500,000
10,000,000		Bank of Montreal, 1.931% (3-month USLIBOR +0.100%), 5/12/2020	10,001,960
5,000,000		Bank of Montreal, 2.020% (3-month USLIBOR +0.120%), 3/4/2020	5,002,867
11,000,000		Bank of Montreal, 2.081% (3-month USLIBOR +0.120%), 3/30/2020	11,006,382
500,000		Bank of Nova Scotia, Toronto, 1.828% (1-month USLIBOR +0.170%), 2/18/2020	500,106
500,000		Bank of Nova Scotia, Toronto, 1.870% (Effective Fed Funds +0.270%), 2/3/2020	500,210
10,000,000		Bank of Nova Scotia, Toronto, 1.910% (3-month USLIBOR +0.140%), 4/30/2020	10,007,320
10,000,000		Bank of Nova Scotia, Toronto, 1.912% (1-month USLIBOR +0.220%), 2/10/2020	10,003,354
15,000,000		Bank of Nova Scotia, Toronto, 2.038% (3-month USLIBOR +0.130%), 2/6/2020	15,010,105
Semi-Annual Shareholder Report
3

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$500,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.894% (1-month USLIBOR +0.240%), 2/20/2020	$500,263
15,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.956% (3-month USLIBOR +0.150%), 4/23/2020	15,011,748
10,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.029% (3-month USLIBOR +0.130%), 2/13/2020	10,006,903
6,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.030% (3-month USLIBOR +0.130%), 3/17/2020	6,003,724
15,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.125% (3-month USLIBOR +0.190%), 3/25/2020	15,015,173
20,000,000		Canadian Imperial Bank of Commerce, 1.964% (1-month USLIBOR +0.250%), 2/4/2020	20,017,548
1,000,000		National Australia Bank Ltd., Melbourne, 1.814% (1-month USLIBOR +0.160%), 2/19/2020	1,000,223
12,000,000		National Australia Bank Ltd., Melbourne, 1.918% (1-month USLIBOR +0.260%), 2/19/2020	12,007,955
5,000,000		Sumitomo Mitsui Banking Corp., 2.051% (1-month USLIBOR +0.270%), 2/3/2020	5,002,153
1,000,000		Toronto Dominion Bank, 1.870% (Effective Fed Funds +0.270%), 2/3/2020	1,000,401
10,000,000		Toronto Dominion Bank, 2.049% (3-month USLIBOR +0.140%), 2/13/2020	10,007,670
5,000,000		Toronto Dominion Bank, 2.050% (3-month USLIBOR +0.140%), 2/18/2020	5,003,900
15,000,000		Toronto Dominion Bank, 2.090% (3-month USLIBOR +0.190%), 4/6/2020	15,015,023
10,000,000		Toronto Dominion Bank, 2.137% (3-month USLIBOR +0.190%), 3/26/2020	10,010,248
10,000,000		Toronto Dominion Bank, 2.151% (3-month USLIBOR +0.190%), 3/30/2020	10,010,334
300,000		Westpac Banking Corp. Ltd., Sydney, 1.900% (Effective Fed Funds +0.300%), 2/3/2020	300,000
5,000,000		Westpac Banking Corp. Ltd., Sydney, 2.037% (3-month USLIBOR +0.150%), 3/9/2020	5,004,154
		TOTAL	204,449,940
		Finance - Securities—0.0%
500,000		Glencove Funding LLC, (JPMorgan Chase Bank, N.A. COL), 2.037% (3-month USLIBOR +0.120%), 2/26/2020	500,000
		TOTAL NOTES—VARIABLE (IDENTIFIED COST $205,800,000)	205,950,101
Semi-Annual Shareholder Report
4

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—13.1%
	Finance - Banking—13.1%
$10,000,000	BMO Capital Markets Corp., 1.68%, dated 1/15/2020, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,210,000 on 2/14/2020, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $153,290,112 have been received as collateral and held with BNY Mellon as tri-party agent.	$10,000,000
1,600,000	Citigroup Global Markets, Inc., 2.08%, dated 1/31/2020, interest in a $40,000,000 collateralized loan agreement will repurchase securities provided as collateral for $40,006,933 on 2/3/2020, in which medium-term notes with a market value of $40,807,073 have been received as collateral and held with BNY Mellon as tri-party agent.	1,600,000
25,000,000	Credit Agricole CIB Paris, 1.78%, dated 1/13/2020, interest in a $2,000,000,000 collateralized loan agreement will repurchase securities provided as collateral for $2,000,692,222 on 2/10/2020, in which corporate bonds, medium-term notes, sovereign debt and treasury notes with a market value of $2,040,302,600 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
25,000,000	HSBC Securities (USA), Inc., 1.68%, dated 1/31/2020, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,007,000 on 2/3/2020, in which corporate bonds and medium-term notes with a market value of $51,000,000 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
25,000,000	ING Financial Markets LLC, 1.68%, dated 1/31/2020, interest in a $105,000,000 collateralized loan agreement will repurchase securities provided as collateral for $105,014,700 on 2/3/2020, in which corporate bonds, medium-term notes and sovereign debt with a market value of $107,114,994 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
25,000,000	Mizuho Securities USA, Inc., 2.00%, dated 1/31/2020, interest in a $750,000,000 collateralized loan agreement will repurchase securities provided as collateral for $750,125,000 on 2/3/2020, in which corporate bonds and municipal bonds with a market value of $765,127,501 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
24,000,000	Societe Generale, Paris, 1.76%, dated 1/31/2020, interest in a $550,000,000 collateralized loan agreement will repurchase securities provided as collateral for $550,080,667 on 2/3/2020, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $561,082,395 have been received as collateral and held with BNY Mellon as tri-party agent.	24,000,000
Semi-Annual Shareholder Report
5

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$20,000,000	Wells Fargo Securities LLC, 1.74%, dated 1/28/2020, interest in a $20,000,000 collateralized loan agreement will repurchase securities provided as collateral for $20,006,767 on 2/4/2020, in which convertible bonds with a market value of $20,405,916 have been received as collateral and held with BNY Mellon as tri-party agent.	$20,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $155,600,000)	155,600,000
	REPURCHASE AGREEMENTS—18.0%
	Finance - Banking—18.0%
75,000,000	Interest in $525,000,000 joint repurchase agreement 1.60%, dated 1/31/2020 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $525,070,000 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/20/2049 and the market value of those underlying securities was $538,729,437.	75,000,000
100,000,000	Interest in $500,000,000 joint repurchase agreement 1.61%, dated 1/31/2020 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $500,067,083 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/25/2052 and the market value of those underlying securities was $511,193,633.	100,000,000
33,411,000	Interest in $3,000,000,000 joint repurchase agreement 1.60%, dated 1/31/2020 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,400,000 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2049 and the market value of those underlying securities was $3,073,593,901.	33,411,000
4,900,000	Interest in $250,000,000 joint repurchase agreement 1.60%, dated 1/31/2020 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $250,033,333 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2050 and the market value of those underlying securities was $255,034,001.	4,900,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $213,311,000)	213,311,000
	TOTAL INVESTMENT IN SECURITIES—100.1% (IDENTIFIED COST $1,186,223,383)[3]	1,186,480,765
	OTHER ASSETS AND LIABILITIES - NET—(0.1)%[4]	(855,633)
	TOTAL NET ASSETS—100%	$1,185,625,132
Semi-Annual Shareholder Report
6

1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Current rate and current maturity or next reset date shown for floating/variable rate notes.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2020.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2020, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
COL	—Collateralized
GTD	—Guaranteed
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$0.9998	$0.9997	$1.0001	$1.0000	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0097	0.0238	0.0157	0.0067	0.003	0.001
Net realized gain (loss)	0.0001	0.0001	(0.0004)	0.0001	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0098	0.0239	0.0153	0.0068	0.003	0.001
Less Distributions:
Distributions from net investment income	(0.0097)	(0.0238)	(0.0157)	(0.0067)	(0.003)	(0.001)
Distributions from net realized gain	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.0097)	(0.0238)	(0.0157)	(0.0067)	(0.003)	(0.001)
Net Asset Value, End of Period	$0.9999	$0.9998	$0.9997	$1.0001	$1.00	$1.00
Total Return[3]	0.99%	2.42%	1.54%	0.68%	0.33%	0.11%
Ratios to Average Net Assets:
Net expenses	0.15%[4]	0.15%	0.15%	0.15%	0.16%	0.15%
Net investment income	1.83%[4]	2.39%	1.47%	0.43%	0.36%	0.11%
Expense waiver/reimbursement[5]	0.20%[4]	1.02%	0.81%	0.18%	0.14%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,179,742	$66,410	$34,986	$59,661	$7,243,840	$4,055,957
1	Represents less than $0.001.
2	Represents less than $0.0001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$0.9997	$0.9997	$1.0001	$1.0000	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0085	0.0213	0.0133	0.0043	0.001	0.000[1]
Net realized gain (loss)	0.0001	0.0000[2]	(0.0005)	0.0000[2]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0086	0.0213	0.0128	0.0043	0.001	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0085)	(0.0213)	(0.0132)	(0.0042)	(0.001)	(0.000)[1]
Distributions from net realized gain	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.0085)	(0.0213)	(0.0132)	(0.0042)	(0.001)	(0.000)[1]
Net Asset Value, End of Period	$0.9998	$0.9997	$0.9997	$1.0001	$1.00	$1.00
Total Return[3]	0.86%	2.15%	1.28%	0.43%	0.11%	0.01%
Ratios to Average Net Assets:
Net expenses	0.40%[4]	0.40%	0.40%	0.40%	0.37%	0.25%
Net investment income	1.69%[4]	2.16%	1.25%	0.18%	0.11%	0.01%
Expense waiver/reimbursement[5]	0.35%[4]	1.02%	0.85%	0.16%	0.17%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$484	$560	$499	$1,017	$156,150	$143,823
1	Represents less than $0.001.
2	Represents less than $0.0001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$0.9998	$0.9997	$1.0001	$1.0000	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0092	0.0228	0.0147	0.0058	0.002	0.000[1]
Net realized gain (loss)	0.0001	0.0001	(0.0004)	(0.0000)[2]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0093	0.0229	0.0143	0.0058	0.002	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0092)	(0.0228)	(0.0147)	(0.0057)	(0.002)	(0.000)[1]
Distributions from net realized gain	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.0092)	(0.0228)	(0.0147)	(0.0057)	(0.002)	(0.000)[1]
Net Asset Value, End of Period	$0.9999	$0.9998	$0.9997	$1.0001	$1.00	$1.00
Total Return[3]	0.94%	2.32%	1.44%	0.58%	0.23%	0.02%
Ratios to Average Net Assets:
Net expenses	0.25%[4]	0.25%	0.25%	0.25%	0.26%	0.25%
Net investment income	1.84%[4]	2.28%	1.44%	0.28%	0.18%	0.02%
Expense waiver/reimbursement[5]	0.35%[4]	1.04%	0.86%	0.21%	0.14%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$180	$178	$174	$172	$8,350	$105,175
1	Represents less than $0.001.
2	Represents less than $0.0001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Eagle Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$0.9998	$0.9997	$1.0001	$1.0000	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0088	0.0218	0.0137	0.0044	0.001	0.000[1]
Net realized gain (loss)	0.0000[2]	0.0001	(0.0004)	0.0001	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0088	0.0219	0.0133	0.0045	0.001	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0087)	(0.0218)	(0.0137)	(0.0044)	(0.001)	(0.000)[1]
Distributions from net realized gain	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.0087)	(0.0218)	(0.0137)	(0.0044)	(0.001)	(0.000)[1]
Net Asset Value, End of Period	$0.9999	$0.9998	$0.9997	$1.0001	$1.00	$1.00
Total Return[3]	0.89%	2.21%	1.33%	0.46%	0.12%	0.01%
Ratios to Average Net Assets:
Net expenses	0.35%[4]	0.35%	0.35%	0.38%	0.37%	0.25%
Net investment income	1.74%[4]	2.18%	1.32%	0.43%	0.11%	0.01%
Expense waiver/reimbursement[5]	0.35%[4]	1.04%	0.85%	0.34%	0.17%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,219	$5,216	$6,275	$7,418	$12,520	$15,889
1	Represents less than $0.001.
2	Represents less than $0.0001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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11

Statement of Assets and Liabilities
January 31, 2020 (unaudited)
Assets:
Investment in repurchase agreements and other repurchase agreements	$368,911,000
Investment in securities	817,569,765
Investment in securities, at value (identified cost $1,186,223,383)		$1,186,480,765
Income receivable		872,956
TOTAL ASSETS		1,187,353,721
Liabilities:
Payable for shares redeemed	$35,000
Payable to bank	14,033
Income distribution payable	1,509,640
Capital gain distribution payable	2,871
Payable for administrative fees (Note 5)	2,543
Payable for Directors'/Trustees' fees (Note 5)	165
Payable for portfolio accounting fees	92,703
Payable for other service fees (Notes 2 and 5)	1,093
Accrued expenses (Note 5)	70,541
TOTAL LIABILITIES		1,728,589
Net assets for 1,185,705,268 shares outstanding		$1,185,625,132
Net Assets Consist of:
Paid-in capital		$1,185,364,343
Total distributable earnings (loss)		260,789
TOTAL NET ASSETS		$1,185,625,132
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$1,179,742,409 ÷ 1,179,821,977 shares outstanding, no par value, unlimited shares authorized		$0.9999
Service Shares:
$483,758 ÷ 483,874 shares outstanding, no par value, unlimited shares authorized		$0.9998
Capital Shares:
$179,971 ÷ 179,985 shares outstanding, no par value, unlimited shares authorized		$0.9999
Eagle Shares:
$5,218,994 ÷ 5,219,432 shares outstanding, no par value, unlimited shares authorized		$0.9999
See Notes which are an integral part of the Financial Statements
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12

Statement of Operations
Six Months Ended January 31, 2020 (unaudited)
Investment Income:
Interest			$7,469,470
Expenses:
Investment adviser fee (Note 5)		$751,521
Administrative fee (Note 5)		295,881
Custodian fees		16,409
Transfer agent fee		81,922
Directors'/Trustees' fees (Note 5)		1,018
Auditing fees		10,758
Legal fees		4,829
Portfolio accounting fees		81,739
Other service fees (Notes 2 and 5)		5,919
Share registration costs		49,051
Printing and postage		9,658
Miscellaneous (Note 5)		27,162
TOTAL EXPENSES		1,335,867
Waiver and Reimbursement (Note 5):
Waiver of investment adviser fee	$(682,572)
Reimbursement of other operating expenses	(65,325)
TOTAL WAIVER AND REIMBURSEMENT		(747,897)
Net expenses			587,970
Net investment income			6,881,500
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			6,355
Net change in unrealized appreciation of investments			248,718
Net realized and unrealized gain (loss) on investments			255,073
Change in net assets resulting from operations			$7,136,573
See Notes which are an integral part of the Financial Statements
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13

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2020	Year Ended 7/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,881,500	$1,298,493
Net realized gain	6,355	197
Net change in unrealized appreciation/depreciation	248,718	5,459
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,136,573	1,304,149
Distributions to Shareholders:
Institutional Shares	(6,833,478)	(1,148,690)
Service Shares	(4,729)	(11,545)
Capital Shares	(1,654)	(4,019)
Eagle Shares	(44,643)	(134,589)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,884,504)	(1,298,843)
Share Transactions:
Proceeds from sale of shares	1,270,852,254	142,345,567
Net asset value of shares issued to shareholders in payment of distributions declared	563,608	1,035,586
Cost of shares redeemed	(158,407,452)	(112,956,617)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,113,008,410	30,424,536
Change in net assets	1,113,260,479	30,429,842
Net Assets:
Beginning of period	72,364,653	41,934,811
End of period	$1,185,625,132	$72,364,653
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Notes to Financial Statements
January 31, 2020 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Institutional Money Market Management (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Service Shares, Capital Shares and Eagle Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
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■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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16

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursement of $747,897 is disclosed in various locations in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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17

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares, Capital Shares and Eagle Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2020, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$699
Capital Shares	90
Eagle Shares	5,130
TOTAL	$5,919
For the six months ended January 31, 2020, the Fund's Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2020, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in
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transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,267,620,307	$1,267,277,457	135,212,731	$135,174,476
Shares issued to shareholders in payment of distributions declared	518,566	518,460	901,344	901,079
Shares redeemed	(154,742,707)	(154,714,985)	(104,684,242)	(104,656,035)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,113,396,166	$1,113,080,932	31,429,833	$31,419,520

	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,126,021	$3,124,899	6,640,600	$6,638,191
Shares issued to shareholders in payment of distributions declared	169	169	419	419
Shares redeemed	(3,202,420)	(3,201,303)	(6,580,380)	(6,578,052)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(76,230)	$(76,235)	60,639	$60,558

	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in payment of distributions declared	1,653	1,653	4,015	4,015
Shares redeemed	—	—	—	—
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,653	$1,653	4,015	$4,015
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	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Eagle Shares:	Shares	Amount	Shares	Amount
Shares sold	449,989	$449,898	533,095	$532,900
Shares issued to shareholders in payment of distributions declared	43,335	43,326	130,111	130,073
Shares redeemed	(491,280)	(491,164)	(1,722,936)	(1,722,530)
NET CHANGE RESULTING FROM EAGLE SHARE TRANSACTIONS	2,044	$2,060	(1,059,730)	$(1,059,557)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,113,323,633	$1,113,008,410	30,434,757	$30,424,536
4. FEDERAL TAX INFORMATION
At January 31, 2020, the cost of investments for federal tax purposes was $1,186,223,383. The net unrealized appreciation of investments for federal tax purposes was $257,382. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $259,383 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,001.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain other operating expenses of the Fund. For the six months ended January 31, 2020, the Adviser voluntarily waived $682,572 of its fee and voluntarily reimbursed $65,325 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Other Service Fees
For the six months ended January 31, 2020, FSSC received $5,809 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Service Shares, Capital Shares and Eagle Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.15%, 0.40%, 0.25% and 0.40% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of January 31, 2020, the Fund had no outstanding loans. During the six months ended January 31, 2020, the Fund did not utilize the LOC.
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8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2020, there were no outstanding loans. During the six months ended January 31, 2020, the program was not utilized.
9. SUBSEQUENT EVENTS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains, workflow operations and customer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and result in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including Fund service providers) and the market in general in significant and unforeseen ways. Any such impact could adversely affect the Fund's performance.
Effective on or about June 29, 2020, the name of the Trust and Fund will change to Federated Hermes Money Market Obligations Trust and Federated Hermes Institutional Money Market Management, respectively.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2019 to January 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2019	Ending Account Value 1/31/2020	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,009.90	$0.76
Service Shares	$1,000	$1,008.60	$2.02
Capital Shares	$1,000	$1,009.40	$1.26
Eagle Shares	$1,000	$1,008.90	$1.77[2]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.40	$0.76
Service Shares	$1,000	$1,023.00	$2.03
Capital Shares	$1,000	$1,023.90	$1.27
Eagle Shares	$1,000	$1,023.30	$1.78[2]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.15%
Service Shares	0.40%
Capital Shares	0.25%
Eagle Shares	0.35%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Eagle Shares current Fee Limit of 0.40% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.02 and $2.03, respectively.
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Evaluation and Approval of Advisory Contract–May 2019
Federated Institutional Money Market Management (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
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adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
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regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the CCO Fee Evaluation Report, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its Peer Group. In this
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regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted that the investment advisory fee was waived in its entirety, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking
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initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund's performance fell below the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived
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fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the
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appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC's website at www.sec.gov. You may access Form N-MFP via the link to the Fund and share class name at www.FederatedInvestors.com.
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You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Institutional Money Market Management
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919775
CUSIP 608919742
CUSIP 608919759
CUSIP 60934N211
8080103 (3/20)
© 2020 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2020
Share Class | Ticker	Automated | PTAXX	R | PTRXX	Wealth | PCOXX
	Advisor | PCVXX	Service | PRCXX	Cash II | PCDXX
	Cash Series | PTSXX	Capital | PCCXX	Trust | PTTXX

Federated Prime Cash Obligations Fund

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2020, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Instruments	26.6%
Other Repurchase Agreements and Repurchase Agreements	26.0%
Bank Instruments	24.3%
Commercial Paper	19.9%
Asset-Backed Securities	0.1%
Corporate Note	0.1%
Cash Equivalents[2]	3.1%
Other Assets and Liabilities—Net[3]	(0.1)%
TOTAL	100.0%
At January 31, 2020, the Fund's effective maturity schedule4 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	53.0%[5]
8 to 30 Days	20.5%
31 to 90 Days	18.1%
91 to 180 Days	7.0%
181 Days or more	1.5%
Other Assets and Liabilities—Net[3]	(0.1)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper includes commercial paper with interest rates that are fixed or that reset periodically.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
5	Overnight securities comprised 24.7% of the Fund's portfolio.
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Portfolio of Investments
January 31, 2020 (unaudited)
Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—0.1%
		Finance - Automotive—0.0%
$2,074,866		Santander Drive Auto Receivables Trust 2019-3, Class A1, 2.208%, 8/17/2020	$2,074,865
		Finance - Equipment—0.1%
30,309,811		HPEFS Equipment Trust 2019-1, Class A1, 2.150%, 10/9/2020	30,309,811
		TOTAL ASSET-BACKED SECURITIES	32,384,676
		CERTIFICATES OF DEPOSIT—16.8%
		Finance - Banking—16.8%
50,000,000		BNP Paribas Fortis SA/NV, 1.760%, 5/12/2020	49,754,348
190,000,000		Bank of Montreal, 2.690% - 2.700%, 3/9/2020 - 3/19/2020	190,000,000
75,000,000		Credit Suisse AG, 2.000%, 4/1/2020	75,000,000
1,303,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 1.900% - 2.200%, 2/18/2020 - 4/6/2020	1,300,799,528
230,000,000		MUFG Bank Ltd., 1.850% - 2.090%, 2/12/2020 - 7/9/2020	229,936,814
545,000,000		MUFG Bank Ltd., 1.910% - 2.080%, 2/27/2020 - 4/27/2020	545,000,000
635,000,000		Mizuho Bank Ltd., 1.820% - 2.000%, 2/28/2020 - 4/14/2020	634,455,081
80,000,000		Mizuho Bank Ltd., 1.920%, 2/28/2020	80,000,000
290,000,000		Sumitomo Mitsui Banking Corp., 1.730% - 1.760%, 5/4/2020 - 6/30/2020	288,914,272
445,000,000		Sumitomo Mitsui Banking Corp., 1.930% - 2.010%, 2/11/2020 - 4/29/2020	445,000,000
150,000,000		Sumitomo Mitsui Banking Corp., 2.240% - 2.245%, 2/3/2020 - 2/5/2020	149,969,187
810,000,000		Sumitomo Mitsui Trust Bank Ltd., 1.600% - 2.000%, 2/5/2020 - 4/9/2020	810,000,000
50,000,000		Sumitomo Mitsui Trust Bank Ltd., 2.150%, 2/13/2020	50,000,000
75,000,000		Toronto Dominion Bank, 2.070%, 2/28/2020	75,000,000
40,000,000		Toronto Dominion Bank, 2.100%, 2/6/2020	40,000,000
405,000,000		Wells Fargo Bank International, 1.830% - 1.880%, 6/12/2020 - 8/11/2020	405,000,000
		TOTAL CERTIFICATES OF DEPOSIT	5,368,829,230
	[1]	COMMERCIAL PAPER—19.9%
		Finance - Banking—5.3%
78,620,000		Albion Capital LLC, (MUFG Bank Ltd. LIQ), 1.693% - 1.707%, 2/24/2020 - 4/27/2020	78,449,785
115,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 1.930%, 4/1/2020	115,000,000
100,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 1.950%, 5/1/2020	100,000,000
Semi-Annual Shareholder Report
2

Principal Amount or Shares			Value
	[1]	COMMERCIAL PAPER—continued
		Finance - Banking—continued
$100,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 1.954% - 2.034%, 2/18/2020 - 3/5/2020	$99,863,389
130,000,000		BPCE SA, 1.959%, 3/26/2020	129,619,750
370,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.885% - 2.648%, 2/7/2020 - 10/19/2020	366,488,307
200,000,000		Credit Suisse AG, 1.919%, 4/2/2020	199,352,722
126,000,000		LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 1.631% - 1.821%, 2/3/2020 - 5/4/2020	125,737,698
100,000,000		MUFG Bank Ltd., 2.061%, 2/10/2020	99,949,000
230,000,000		Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 2.013% - 2.034%, 2/4/2020 - 2/12/2020	229,917,006
100,000,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 1.860% - 1.990%, 2/7/2020 - 4/15/2020	99,759,204
25,000,000		NRW.Bank, 2.020%, 3/3/2020	24,956,944
5,000,000		Sumitomo Mitsui Trust Bank Ltd., 1.902%, 3/3/2020	4,991,862
		TOTAL	1,674,085,667
		Finance - Commercial—2.9%
105,500,000		Atlantic Asset Securitization LLC, 1.872% - 2.009%, 3/11/2020 - 5/5/2020	105,136,917
28,000,000		CRC Funding, LLC, 2.041%, 2/13/2020	27,981,147
80,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 1.730%, 5/29/2020	80,000,000
125,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 1.800%, 5/22/2020	125,000,000
150,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 1.830%, 5/15/2020	150,000,000
175,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 1.830%, 5/18/2020	175,000,000
30,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 1.860%, 5/6/2020	30,000,000
240,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 1.993% - 2.014%, 2/7/2020 - 2/20/2020	239,848,111
		TOTAL	932,966,175
		Finance - Retail—3.3%
50,000,000		Barton Capital S.A., 1.704%, 3/27/2020	49,870,139
175,000,000		Chariot Funding LLC, 1.707% - 2.722%, 3/9/2020 - 4/28/2020	174,350,278
70,000,000		Old Line Funding, LLC, 1.827%, 7/20/2020	69,401,694
60,000,000		Old Line Funding, LLC, 1.900%, 7/8/2020	59,499,667
74,500,000		Old Line Funding, LLC, 1.918% - 2.061%, 2/13/2020 - 6/29/2020	74,161,984
50,000,000		Old Line Funding, LLC, 2.019%, 4/3/2020	49,827,778
Semi-Annual Shareholder Report
3

Principal Amount or Shares			Value
	[1]	COMMERCIAL PAPER—continued
		Finance - Retail—continued
$331,000,000		Sheffield Receivables Company LLC, 1.812% - 2.034%, 2/6/2020 - 5/27/2020	$330,083,575
75,000,000		Starbird Funding Corp., 1.600%, 2/3/2020	74,993,333
31,000,000		Thunder Bay Funding, LLC, 1.910%, 7/10/2020	30,736,844
125,000,000		Thunder Bay Funding, LLC, 2.071% - 2.073%, 2/25/2020 - 3/23/2020	124,752,292
		TOTAL	1,037,677,584
		Finance - Securities—4.3%
343,250,000		Anglesea Funding LLC, 1.807% - 2.095%, 2/3/2020 - 5/18/2020	342,471,947
130,000,000		Chesham Finance LLC Series III, (Societe Generale, Paris COL), 1.620%, 2/6/2020	129,970,750
100,000,000		Chesham Finance LLC Series VII, 1.621% - 1.909%, 2/6/2020 - 3/30/2020	99,835,694
15,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC COL), 2.021%, 3/12/2020	14,966,667
209,400,000		Collateralized Commercial Paper FLEX Co., LLC, 1.898% - 2.092%, 2/10/2020 - 5/22/2020	208,504,594
60,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 1.912%, 3/19/2020	59,851,167
120,000,000		Great Bridge Capital Co., LLC, 1.805% - 2.007%, 2/14/2020 - 3/17/2020	119,791,111
151,000,000		Longship Funding LLC, 1.590%, 2/3/2020 - 2/4/2020	150,980,037
261,168,000		Ridgefield Funding Company, LLC Series A, 1.903% - 2.146%, 2/7/2020 - 4/9/2020	260,635,639
		TOTAL	1,387,007,606
		Sovereign—4.1%
50,000,000		Caisse des Depots et Consignations (CDC), 2.030%, 3/12/2020	49,888,333
325,000,000		European Investment Bank, 1.896% - 1.958%, 5/26/2020 - 6/1/2020	322,987,868
941,500,000		Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 1.712% - 2.091%, 2/6/2020 - 4/5/2020	940,039,598
		TOTAL	1,312,915,799
		TOTAL COMMERCIAL PAPER	6,344,652,831
		CORPORATE NOTE—0.1%
		Finance - Banking—0.1%
16,550,000		Commonwealth Bank of Australia, 2.300%, 3/12/2020	16,543,532
	[2]	NOTES - VARIABLE—26.6%
		Aerospace/Auto—0.2%
70,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 1.795% (1-month USLIBOR +0.150%), 2/3/2020	70,000,000
Semi-Annual Shareholder Report
4

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—22.9%
$125,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 1.811% (3-month USLIBOR +0.150%), 2/26/2020	$125,000,000
50,000,000		Bank of Montreal, 1.841% (1-month USLIBOR +0.180%), 2/27/2020	50,000,000
50,000,000		Bank of Montreal, 1.847% (1-month USLIBOR +0.170%), 2/14/2020	50,001,673
49,000,000		Bank of Montreal, 1.884% (1-month USLIBOR +0.170%), 2/7/2020	49,000,000
149,500,000		Bank of Montreal, 1.894% (1-month USLIBOR +0.160%), 2/6/2020	149,500,000
200,000,000		Bank of Montreal, 1.954% (1-month USLIBOR +0.300%), 2/21/2020	200,000,000
200,000,000		Bank of Montreal, 1.961% (1-month USLIBOR +0.180%), 2/3/2020	200,000,000
100,000,000		Bank of Montreal, 1.970% (Effective Fed Funds +0.370%), 2/3/2020	100,000,000
80,000,000		Bank of Montreal, 1.974% (1-month USLIBOR +0.240%), 2/6/2020	80,000,000
65,000,000		Bank of Montreal, 2.020% (3-month USLIBOR +0.120%), 3/4/2020	65,000,000
100,000,000		Bank of Montreal, 2.035% (3-month USLIBOR +0.130%), 2/18/2020	100,000,000
100,000,000		Bank of Montreal, 2.045% (3-month USLIBOR +0.140%), 2/13/2020	100,000,000
35,000,000		Bank of Nova Scotia, Toronto, 1.820% (1-month USLIBOR +0.160%), 2/28/2020	35,000,000
70,000,000		Bank of Nova Scotia, Toronto, 1.824% (1-month USLIBOR +0.170%), 2/18/2020	70,000,000
50,000,000		Bank of Nova Scotia, Toronto, 1.828% (1-month USLIBOR +0.170%), 2/18/2020	50,000,000
125,000,000		Bank of Nova Scotia, Toronto, 1.870% (Effective Fed Funds +0.270%), 2/3/2020	125,000,000
125,000,000		Bank of Nova Scotia, Toronto, 1.870% (Effective Fed Funds +0.270%), 2/3/2020	125,000,000
50,000,000		Bank of Nova Scotia, Toronto, 1.890% (Effective Fed Funds +0.290%), 2/3/2020	50,000,000
25,000,000		Bank of Nova Scotia, Toronto, 1.909% (1-month USLIBOR +0.210%), 2/11/2020	25,000,000
165,000,000		Bank of Nova Scotia, Toronto, 1.910% (3-month USLIBOR +0.140%), 4/30/2020	165,000,000
75,000,000		Bank of Nova Scotia, Toronto, 1.912% (1-month USLIBOR +0.220%), 2/10/2020	75,000,000
10,000,000		Bank of Nova Scotia, Toronto, 1.956% (3-month USLIBOR +0.150%), 4/23/2020	10,000,000
100,000,000		Bank of Nova Scotia, Toronto, 1.960% (Effective Fed Funds +0.360%), 2/3/2020	100,000,000
100,000,000		Bank of Nova Scotia, Toronto, 1.960% (Effective Fed Funds +0.360%), 2/3/2020	100,000,000
125,000,000		Bank of Nova Scotia, Toronto, 1.969% (3-month USLIBOR +0.150%), 4/1/2020	125,000,000
150,000,000		Bank of Nova Scotia, Toronto, 2.000% (Effective Fed Funds +0.400%), 2/3/2020	150,000,000
Semi-Annual Shareholder Report
5

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$150,000,000		Bank of Nova Scotia, Toronto, 2.000% (Effective Fed Funds +0.400%), 2/3/2020	$150,000,000
100,000,000		Bank of Nova Scotia, Toronto, 2.034% (3-month USLIBOR +0.130%), 2/18/2020	100,000,000
103,500,000		Bank of Nova Scotia, Toronto, 2.048% (3-month USLIBOR +0.120%), 3/23/2020	103,500,000
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.830% (1-month USLIBOR +0.170%), 2/21/2020	50,000,000
40,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.831% (1-month USLIBOR +0.170%), 2/21/2020	40,000,000
30,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.851% (1-month USLIBOR +0.190%), 2/25/2020	30,000,000
40,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.856% (1-month USLIBOR +0.180%), 2/17/2020	40,000,000
10,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.864% (1-month USLIBOR +0.180%), 2/11/2020	10,000,000
65,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.877% (1-month USLIBOR +0.200%), 2/10/2020	65,000,000
60,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.884% (1-month USLIBOR +0.200%), 2/7/2020	60,000,000
40,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.894% (1-month USLIBOR +0.240%), 2/20/2020	40,000,000
15,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.904% (1-month USLIBOR +0.250%), 2/20/2020	15,000,000
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.981% (1-month USLIBOR +0.200%), 2/3/2020	50,000,000
35,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.991% (1-month USLIBOR +0.210%), 2/3/2020	34,998,511
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.029% (3-month USLIBOR +0.130%), 2/13/2020	50,000,000
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.030% (3-month USLIBOR +0.130%), 2/24/2020	50,000,000
10,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.030% (3-month USLIBOR +0.130%), 3/17/2020	10,000,000
30,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.125% (3-month USLIBOR +0.190%), 3/25/2020	30,000,000
85,000,000		Canadian Imperial Bank of Commerce, 1.854% (1-month USLIBOR +0.170%), 2/11/2020	85,000,000
75,000,000		Canadian Imperial Bank of Commerce, 1.860% (Effective Fed Funds +0.260%), 2/3/2020	75,000,000
105,000,000		Canadian Imperial Bank of Commerce, 1.880% (Effective Fed Funds +0.280%), 2/3/2020	105,000,000
Semi-Annual Shareholder Report
6

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$100,000,000		Canadian Imperial Bank of Commerce, 1.894% (1-month USLIBOR +0.180%), 2/7/2020	$100,000,000
20,000,000		Canadian Imperial Bank of Commerce, 1.950% (Effective Fed Funds +0.350%), 2/3/2020	20,000,000
100,000,000		Canadian Imperial Bank of Commerce, 1.950% (Effective Fed Funds +0.400%), 2/3/2020	100,000,000
100,000,000		Canadian Imperial Bank of Commerce, 1.961% (1-month USLIBOR +0.180%), 2/3/2020	100,000,000
165,000,000		Canadian Imperial Bank of Commerce, 1.964% (1-month USLIBOR +0.250%), 2/4/2020	165,000,000
100,000,000		Canadian Imperial Bank of Commerce, 2.000% (Effective Fed Funds +0.350%), 2/3/2020	100,000,000
125,000,000		Canadian Imperial Bank of Commerce, 2.007% (3-month USLIBOR +0.120%), 3/4/2020	125,000,000
125,000,000		Canadian Imperial Bank of Commerce, 2.034% (3-month USLIBOR +0.140%), 2/5/2020	125,000,000
6,865,000		Capital Markets Access Co. LC, West Broad Holdings, LLC Series 2007, (Wells Fargo Bank, N.A. LOC), 1.620%, 2/6/2020	6,865,000
7,000,000		Fiore Capital LLC, (Wells Fargo Bank, N.A. LOC), 1.600%, 2/6/2020	7,000,000
2,115,000		Gadsden, AL Airport Authority, Series 2004, (Wells Fargo Bank, N.A. LOC), 1.680%, 2/6/2020	2,115,000
4,265,000		Guiding Light Church, Series 2005, (Wells Fargo Bank, N.A. LOC), 1.700%, 2/6/2020	4,265,000
75,000,000		Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 1.914% (1-month USLIBOR +0.200%), 2/7/2020	75,000,000
3,000,000		Mike P. Sturdivant, Sr. Family Trust, Series 2016, (Wells Fargo Bank, N.A. LOC), 1.620%, 2/6/2020	3,000,000
1,045,000		Montgomery, AL IDB, (Wells Fargo Bank, N.A. LOC), 1.760%, 2/6/2020	1,045,000
100,000,000		National Australia Bank Ltd., Melbourne, 1.841% (1-month USLIBOR +0.180%), 2/25/2020	100,000,000
100,000,000		National Australia Bank Ltd., Melbourne, 2.039% (3-month USLIBOR +0.130%), 2/25/2020	100,000,000
100,000,000		National Australia Bank Ltd., Melbourne, 2.044% (3-month USLIBOR +0.100%), 3/30/2020	100,000,000
29,435,000		Panel Rey S.A., Series 2016, (Citibank N.A., New York LOC), 1.620%, 2/6/2020	29,435,000
6,994,650		Partisan Property, Inc., Series 2014, (Wells Fargo Bank, N.A. LOC), 1.650%, 2/5/2020	6,994,650
25,000,000		Pepper I-Prime 2018-2 Trust, Class A1U2, (GTD by National Australia Bank Ltd., Melbourne), 2.221% (1-month USLIBOR +0.480%), 2/13/2020	25,000,000
Semi-Annual Shareholder Report
7

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$40,000,000		Pepper I-Prime 2019-1 Trust, Class A1U1, (GTD by National Australia Bank Ltd., Melbourne), 2.090% (1-month USLIBOR +0.350%), 4/14/2020	$40,000,000
100,000,000		Royal Bank of Canada, 1.830% (Secured Overnight Financing Rate +0.250%), 2/3/2020	100,000,000
50,000,000		Royal Bank of Canada, 1.860% (Effective Fed Funds +0.260%), 2/3/2020	50,000,000
25,000,000		Royal Bank of Canada, 1.870% (Effective Fed Funds +0.270%), 2/3/2020	25,000,000
50,000,000		Royal Bank of Canada, 1.880% (Effective Fed Funds +0.280%), 2/3/2020	50,000,000
50,000,000		Royal Bank of Canada, 1.880% (Effective Fed Funds +0.280%), 2/3/2020	50,000,000
60,000,000		Royal Bank of Canada, 1.894% (1-month USLIBOR +0.160%), 2/5/2020	60,000,000
45,000,000		Royal Bank of Canada, 1.900% (Secured Overnight Financing Rate +0.320%), 2/3/2020	45,000,000
60,000,000		Royal Bank of Canada, 1.910% (Effective Fed Funds +0.310%), 2/3/2020	60,000,000
25,000,000		Royal Bank of Canada, 1.950% (Effective Fed Funds +0.350%), 2/3/2020	25,000,000
10,000,000		Royal Bank of Canada, 1.960% (Effective Fed Funds +0.360%), 2/3/2020	10,000,000
15,000,000		SSAB AB (publ), Series 2015-A, (DNB Bank ASA LOC), 1.620%, 2/6/2020	15,000,000
4,060,000		Spira Millenium LLC, Series 2001, (Bank of America N.A. LOC), 1.640%, 2/6/2020	4,060,000
5,490,000		St. Andrew United Methodist Church, Series 2004, (Wells Fargo Bank, N.A. LOC), 1.700%, 2/6/2020	5,490,000
150,000,000		Sumitomo Mitsui Banking Corp., 1.781% (1-month USLIBOR +0.120%), 2/28/2020	150,000,000
835,000		Sun Valley, Inc., (Wells Fargo Bank, N.A. LOC), 1.710%, 2/7/2020	835,000
100,000,000		Toronto Dominion Bank, 1.854% (1-month USLIBOR +0.200%), 2/19/2020	100,000,000
100,000,000		Toronto Dominion Bank, 1.859% (1-month USLIBOR +0.200%), 2/24/2020	100,000,000
59,000,000		Toronto Dominion Bank, 1.870% (Effective Fed Funds +0.270%), 2/3/2020	59,000,000
90,000,000		Toronto Dominion Bank, 1.870% (Effective Fed Funds +0.270%), 2/3/2020	90,000,000
150,000,000		Toronto Dominion Bank, 1.870% (Effective Fed Funds +0.270%), 2/3/2020	150,000,000
Semi-Annual Shareholder Report
8

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$125,000,000		Toronto Dominion Bank, 1.880% (Effective Fed Funds +0.280%), 2/3/2020	$125,000,000
75,000,000		Toronto Dominion Bank, 1.899% (1-month USLIBOR +0.240%), 2/24/2020	75,000,000
20,000,000		Toronto Dominion Bank, 1.920% (Effective Fed Funds +0.320%), 2/3/2020	20,000,000
50,000,000		Toronto Dominion Bank, 2.044% (3-month USLIBOR +0.150%), 2/7/2020	50,012,032
100,000,000		Toronto Dominion Bank, 2.049% (3-month USLIBOR +0.140%), 2/13/2020	100,000,000
65,000,000		Toronto Dominion Bank, 2.050% (3-month USLIBOR +0.140%), 2/18/2020	65,000,000
200,000,000		Toronto Dominion Bank, 2.090% (3-month USLIBOR +0.190%), 4/6/2020	200,000,000
75,000,000		Toronto Dominion Bank, 2.151% (3-month USLIBOR +0.190%), 3/30/2020	75,000,000
100,000,000		Westpac Banking Corp. Ltd., Sydney, 1.860% (Effective Fed Funds +0.280%), 2/3/2020	100,000,000
75,000,000		Westpac Banking Corp. Ltd., Sydney, 1.870% (Effective Fed Funds +0.270%), 2/3/2020	75,000,000
100,000,000		Westpac Banking Corp. Ltd., Sydney, 1.880% (Effective Fed Funds +0.260%), 2/3/2020	100,000,000
20,000,000		Westpac Banking Corp. Ltd., Sydney, 1.900% (Effective Fed Funds +0.300%), 2/3/2020	20,000,000
150,000,000		Westpac Banking Corp. Ltd., Sydney, 2.037% (3-month USLIBOR +0.150%), 3/9/2020	150,000,000
10,000,000		Westpac Banking Corp. Ltd., Sydney, 2.049% (3-month USLIBOR +0.150%), 3/18/2020	10,000,000
		TOTAL	7,317,116,866
		Finance - Commercial—0.1%
30,000,000		Atlantic Asset Securitization LLC, 1.818% (1-month USLIBOR +0.160%), 2/18/2020	29,997,574
		Finance - Retail—1.5%
100,000,000		Chariot Funding LLC, 1.971% (1-month USLIBOR +0.190%), 2/3/2020	100,000,000
45,000,000		Old Line Funding, LLC, 1.841% (1-month USLIBOR +0.180%), 2/26/2020	45,000,000
100,000,000		Old Line Funding, LLC, 1.850% (Effective Fed Funds +0.250%), 2/3/2020	100,000,000
70,000,000		Old Line Funding, LLC, 1.861% (1-month USLIBOR +0.200%), 2/25/2020	70,000,000
Semi-Annual Shareholder Report
9

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Retail—continued
$50,000,000		Old Line Funding, LLC, 1.920% (Effective Fed Funds +0.320%), 2/3/2020	$50,000,000
30,000,000		Thunder Bay Funding, LLC, 1.861% (1-month USLIBOR +0.200%), 2/25/2020	30,000,000
67,500,000		Thunder Bay Funding, LLC, 1.940% (Effective Fed Funds +0.340%), 2/3/2020	67,500,000
		TOTAL	462,500,000
		Finance - Securities—1.5%
50,000,000		Anglesea Funding LLC, (Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Societe Generale, Paris COL), 1.910% (1-month USLIBOR +0.250%), 2/24/2020	50,000,000
100,000,000		Anglesea Funding LLC, (Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Societe Generale, Paris COL), 1.920% (1-month USLIBOR +0.250%), 2/17/2020	100,000,000
70,000,000		Anglesea Funding LLC, (Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Societe Generale, Paris COL), 1.934% (1-month USLIBOR +0.250%), 2/13/2020	70,000,000
100,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 1.809% (1-month USLIBOR +0.160%), 2/25/2020	100,000,000
100,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 1.877% (1-month USLIBOR +0.200%), 2/10/2020	100,000,000
40,000,000		Glencove Funding LLC, (JPMorgan Chase Bank, N.A. COL), 2.037% (3-month USLIBOR +0.120%), 2/26/2020	40,000,000
		TOTAL	460,000,000
		Government Agency—0.4%
4,925,000		Andrew Long Irrevocable Family Trust, (FHLB of Dallas LOC), 1.620%, 2/6/2020	4,925,000
1,905,000		CMR LLC, CMR LLC Project Series 2017, (FHLB of Indianapolis LOC), 1.680%, 2/6/2020	1,905,000
7,210,000		Dennis Wesley Company, Inc., The Dennis Wesley Company, Inc. Project, (FHLB of Indianapolis LOC), 1.620%, 2/6/2020	7,210,000
5,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 1.620%, 2/3/2020	5,000,000
4,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 1.620%, 2/3/2020	4,000,000
6,740,000		Mason Harrison Ratliff Enterprises, LLC, (FHLB of Dallas LOC), 1.620%, 2/6/2020	6,740,000
11,400,000		NWD 2017 Family Trust No. 1, (FHLB of Dallas LOC), 1.620%, 2/6/2020	11,400,000
35,960,000		Park Stanton Place LP, (FHLB of San Francisco LOC), 1.620%, 2/6/2020	35,960,000
6,960,000		Phenix City, AL Downtown Redevelopment Authority, Series 2013-A, (FHLB of New York LOC), 1.620%, 2/6/2020	6,960,000
Semi-Annual Shareholder Report
10

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Government Agency—continued
$21,000,000		Pittsburg Fox Creek Associates L.P., Series 2011-A, (FHLB of San Francisco LOC), 1.620%, 2/6/2020	$21,000,000
5,540,000		Public Finance Authority, Series 2015-A Ram Eufaula Hospitality, LLC, (FHLB of New York LOC), 1.760%, 2/6/2020	5,540,000
7,600,000		Sandy Jacobs Irrevocable Insurance Trust, Series 2019, (FHLB of Des Moines LOC), 1.620%, 2/6/2020	7,600,000
11,260,000		Shawn R. Trapuzzano Irrevocable Insurance Trust, (FHLB of Pittsburgh LOC), 1.620%, 2/6/2020	11,260,000
7,680,000		The J.G. Aguirre Master Trust, (FHLB of Atlanta LOC), 1.620%, 2/6/2020	7,680,000
		TOTAL	137,180,000
		TOTAL NOTES—VARIABLE	8,476,794,440
		TIME DEPOSITS—7.5%
		Finance - Banking—7.5%
1,200,000,000		ABN Amro Bank NV, 1.580%, 2/3/2020 - 2/5/2020	1,200,000,000
200,000,000		Australia & New Zealand Banking Group, Melbourne, 1.630%, 2/3/2020	200,000,000
150,000,000		Cooperatieve Rabobank UA, 1.570%, 2/3/2020	150,000,000
150,000,000		Credit Industriel et Commercial, 1.550%, 2/3/2020	150,000,000
150,000,000		DNB Bank ASA, 1.550%, 2/3/2020	150,000,000
400,000,000		Nordea Bank Abp, 1.560%, 2/3/2020	400,000,000
150,000,000		Northern Trust Co., Chicago, IL, 1.550%, 2/3/2020	150,000,000
		TOTAL TIME DEPOSITS	2,400,000,000
		OTHER REPURCHASE AGREEMENTS—11.7%
		Finance - Banking—11.7%
$20,000,000		BMO Capital Markets Corp., 1.73%, dated 1/31/2020, interest in a $20,000,000 collateralized loan agreement will repurchase securities provided as collateral for $20,002,883 on 2/3/2020, in which asset-backed securities and corporate bonds with a market value of $20,403,338 have been received as collateral and held with BNY Mellon as tri-party agent.	20,000,000
50,000,000		BNP Paribas SA, 1.71%, dated 1/31/2020, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,021,375 on 2/3/2020, in which asset-backed securities, medium-term notes and sovereign debt with a market value of $153,022,447 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
50,000,000		Citigroup Global Markets, Inc., 2.14%, dated 11/19/2019, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,820,333 on 5/21/2020, in which medium-term notes and sovereign debt with a market value of $76,651,853 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
Semi-Annual Shareholder Report
11

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$100,000,000	Citigroup Global Markets, Inc., 2.14%, dated 9/26/2019, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $101,105,667 on 3/30/2020, in which medium-term notes and sovereign debt with a market value of $102,226,543 have been received as collateral and held with BNY Mellon as tri-party agent.	$100,000,000
50,000,000	Citigroup Global Markets, Inc., 2.19%, dated 11/19/2019, interest in a $145,000,000 collateralized loan agreement will repurchase securities provided as collateral for $146,623,033 on 5/21/2020, in which asset-backed securities, collateralized mortgage obligations and medium-term notes with a market value of $148,200,156 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
1,000,000,000	Credit Agricole CIB Paris, 1.78%, dated 1/13/2020, interest in a $2,000,000,000 collateralized loan agreement will repurchase securities provided as collateral for $2,000,692,222 on 2/10/2020, in which corporate bonds, medium-term notes, sovereign debt and treasury notes with a market value of $2,040,302,600 have been received as collateral and held with BNY Mellon as tri-party agent.	1,000,000,000
25,000,000	HSBC Securities (USA), Inc., 1.68%, dated 1/31/2020, interest in a $25,000,000 collateralized loan agreement will repurchase securities provided as collateral for $25,003,500 on 2/3/2020, in which assets-backed securities with a market value of $25,500,000 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
125,000,000	J.P. Morgan Securities LLC, 1.78%, dated 1/17/2020, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,395,556 on 2/18/2020, in which asset-backed securities, medium-term notes and municipal bonds with a market value of $255,000,000 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
50,000,000	J.P. Morgan Securities LLC, 2.25%, dated 12/18/2019, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $101,143,750 on 6/18/2020, in which asset-backed securities and collateralized mortgage obligations with a market value of $102,000,000 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
50,000,000	MUFG Securities Americas, Inc., 1.70%, dated 1/31/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,014,167 on 2/3/2020, in which municipal bonds with a market value of $102,014,450 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
150,000,000	MUFG Securities Americas, Inc., 1.78%, dated 1/31/2020, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,044,500 on 2/3/2020, in which corporate bonds and exchange traded funds with a market value of $306,045,391 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
Semi-Annual Shareholder Report
12

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$50,000,000	Mizuho Securities USA, Inc., 1.77%, dated 1/21/2020, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,034,417 on 2/4/2020 in which common stocks, exchange-traded funds and unit investment trust with a market value of $51,032,661 have been received as collateral and held with BNY Mellon as tri-party agent.	$50,000,000
333,000,000	Mizuho Securities USA, Inc., 2.00%, dated 1/31/2020, interest in a $750,000,000 collateralized loan agreement will repurchase securities provided as collateral for $750,125,000 on 2/3/2020 in which corporate bonds and municipal bonds with a market value of $765,127,501 have been received as collateral and held with BNY Mellon as tri-party agent.	333,000,000
244,000,000	Mizuho Securities USA, Inc., 2.28%, dated 11/7/2019, interest in a $365,000,000 collateralized loan agreement will repurchase securities provided as collateral for $366,410,117 on 3/9/2020 in which asset-backed securities and corporate bonds with a market value of $372,913,055 have been received as collateral and held with BNY Mellon as tri-party agent.	244,000,000
250,000,000	Pershing LLC, 1.78%, dated 11/21/2019, interest in a $500,000,000 collateralized loan agreement will repurchase securities provided as collateral for $500,173,056 on 2/10/2020 in which asset-backed securities, commercial paper, common stocks, convertible bonds, corporate bonds, exchange-traded funds, medium-term notes and municipal bonds with a market value of $510,075,684 have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
300,000,000	Societe Generale, Paris, 1.69%, dated 1/31/2020, interest in a $700,000,000 collateralized loan agreement will repurchase securities provided as collateral for $700,098,583 on 2/3/2020, in which asset-backed securities, commercial paper, corporate bonds, medium-term notes and sovereign with a market value of $714,248,890 have been received as collateral and held with BNY Mellon as tri-party agent.	300,000,000
220,000,000	Societe Generale, Paris, 1.76%, dated 1/31/2020, interest in a $550,000,000 collateralized loan agreement will repurchase securities provided as collateral for $550,080,667 on 2/3/2020, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $561,082,395 have been received as collateral and held with BNY Mellon as tri-party agent.	220,000,000
50,000,000	Societe Generale, Paris, 1.88%, dated 1/31/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,161,889 on 3/2/2020, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $102,016,340 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
Semi-Annual Shareholder Report
13

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$100,000,000	Standard Chartered Bank, 1.71%, dated 1/31/2020, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,028,500 on 2/3/2020, in which convertible bonds with a market value of $204,029,070 have been received as collateral and held with BNY Mellon as tri-party agent.	$100,000,000
50,000,000	Wells Fargo Securities LLC, 1.78%, dated 1/31/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,014,833 on 2/3/2020, in which convertible bonds with a market value of $102,015,131 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
150,000,000	Wells Fargo Securities LLC, 2.20%, dated 9/24/2019, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,825,000 on 4/20/2020, in which convertible bonds with a market value of $153,122,103 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
85,000,000	Wells Fargo Securities LLC, 2.23%, dated 1/16/2020, interest in a $85,000,000 collateralized loan agreement will repurchase securities provided as collateral for $85,473,875 on 4/15/2020, in which collateralized mortgage obligations with a market value of $86,796,671 have been received as collateral and held with BNY Mellon as tri-party agent.	85,000,000
100,000,000	Wells Fargo Securities LLC, 2.25%, dated 12/10/2019, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,562,500 on 4/8/2020, in which asset-backed securities with a market value of $102,159,375 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
120,000,000	Wells Fargo Securities LLC, 2.25%, dated 12/10/2019, interest in a $120,000,000 collateralized loan agreement will repurchase securities provided as collateral for $120,675,000 on 4/8/2020, in which convertible bonds with a market value of $122,591,300 have been received as collateral and held with BNY Mellon as tri-party agent.	120,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	3,722,000,000
	REPURCHASE AGREEMENTS—14.3%
	Finance - Banking—14.3%
250,000,000	Repurchase agreement 1.60%, dated 1/31/2020 under which Citibank, N.A. will repurchase securities provided as collateral for $250,033,333 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 11/20/2063 and the market value of those underlying securities was $255,034,007.	250,000,000
Semi-Annual Shareholder Report
14

Principal Amount or Shares		Value
	REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$500,000,000	Interest in $1,000,000,000 joint repurchase agreement 1.60%, dated 1/31/2020 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $1,000,133,333 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2050 and the market value of those underlying securities was $1,020,000,000.	$500,000,000
465,000,000	Interest in $1,500,000,000 joint repurchase agreement 1.60%, dated 1/31/2020 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,500,200,000 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2050 and the market value of those underlying securities was $1,543,116,413.	465,000,000
300,000,000	Repurchase agreement 1.60%, dated 1/31/2020 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $300,040,000 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2049 and the market value of those underlying securities was $309,041,201.	300,000,000
740,000,000	Interest in $3,000,000,000 joint repurchase agreement 1.58%, dated 1/31/2020 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,395,000 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2027 and the market value of those underlying securities was $3,083,160,911.	740,000,000
1,125,000,000	Interest in $3,000,000,000 joint repurchase agreement 1.60%, dated 1/31/2020 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,400,000 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2049 and the market value of those underlying securities was $3,073,593,901.	1,125,000,000
1,200,000,000	Interest in $2,730,000,000 joint repurchase agreement 1.60%, dated 1/31/2020 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $2,730,364,000 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2050 and the market value of those underlying securities was $2,784,992,192.	1,200,000,000
	TOTAL REPURCHASE AGREEMENTS	4,580,000,000
Semi-Annual Shareholder Report
15

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—3.1%
1,000,000,000	Federated Institutional Money Market Management, Institutional Shares, 1.75%[3]	$999,713,000
197,500	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.71%[3]	197,520
	TOTAL INVESTMENT COMPANIES	999,910,520
	TOTAL INVESTMENT IN SECURITIES-100.1% (AT AMORTIZED COST)[4]	31,941,115,229
	OTHER ASSETS AND LIABILITIES - NET—(0.1)%[5]	(44,967,246)
	TOTAL NET ASSETS—100%	$31,896,147,983
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2020, were as follows:
	Federated Institutional Money Market Management, Institutional Shares	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 7/31/2019	—	26,997,500	26,997,500
Purchases/Additions	1,000,000,000	—	1,000,000,000
Sales/Reductions	—	(26,800,000)	(26,800,000)
Balance of Shares Held 1/31/2020	1,000,000,000	197,500	1,000,197,500
Value	$999,713,000	$197,520	$999,910,520
Change in Unrealized Appreciation/Depreciation	$—	$—	$—
Net Realized Gain/(Loss)	$—	$2,680	$2,680
Dividend Income	$6,108,344	$89,678	$6,198,022
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2020.
Semi-Annual Shareholder Report
16

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of January 31, 2020, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronyms are used throughout this portfolio:
COL	—Collateralized
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
IDB	—Industrial Development Bond
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,				Period Ended 7/31/2015[1]
		2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.008	0.020	0.012	0.005	0.001	0.000[2]
Net realized gain	—	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.008	0.020	0.012	0.005	0.001	0.000[2]
Less Distributions:
Distributions from net investment income	(0.008)	(0.020)	(0.012)	(0.005)	(0.001)	(0.000)[2]
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.008)	(0.020)	(0.012)	(0.005)	(0.001)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.78%	2.03%	1.22%	0.45%	0.05%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.54%[5]	0.54%	0.51%	0.51%	0.48%	0.30%[5]
Net investment income	1.56%[5]	2.06%	1.21%	0.37%	0.07%	0.02%[5]
Expense waiver/reimbursement[6]	0.10%[5]	0.10%	0.13%	0.13%	0.14%	0.35%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,609,540	$1,678,950	$376,107	$346,013	$1,100,224	$121,723
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,				Period Ended 7/31/2015[1]
		2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.014	0.006	0.000[2]	0.000[2]	0.000[2]
Net realized gain	—	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.014	0.006	0.000[2]	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.005)	(0.014)	(0.006)	(0.000)[2]	(0.000)[2]	—
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.005)	(0.014)	(0.006)	(0.000)[2]	(0.000)[2]	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.48%	1.42%	0.58%	0.04%	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	1.14%[5]	1.13%	1.15%	0.82%	0.56%	0.31%[5]
Net investment income	0.95%[5]	1.42%	0.56%	0.02%	0.01%	0.02%[5]
Expense waiver/reimbursement[6]	0.15%[5]	0.16%	0.18%	0.51%	0.73%	0.99%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$45,634	$44,257	$42,390	$51,059	$231,222	$0[7]
1	Reflects operations for the period from June 2, 2015 (date of initial public investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.009	0.023	0.015	0.008	0.003	0.000[1]
Net realized gain	—	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.009	0.023	0.015	0.008	0.003	0.000[1]
Less Distributions:
Distributions from net investment income	(0.009)	(0.023)	(0.015)	(0.008)	(0.003)	(0.000)[1]
Distributions from net realized gain	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.009)	(0.023)	(0.015)	(0.008)	(0.003)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.95%	2.36%	1.53%	0.75%	0.27%	0.05%
Ratios to Average Net Assets:
Net expenses	0.20%[3]	0.20%	0.20%	0.20%	0.21%	0.20%
Net investment income	1.88%[3]	2.36%	1.56%	0.71%	0.26%	0.05%
Expense waiver/reimbursement[4]	0.10%[3]	0.10%	0.13%	0.13%	0.10%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$21,076,751	$16,862,096	$5,770,600	$2,868,583	$6,447,093	$10,562,802
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Financial Highlights–Advisor Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Period Ended 7/31/2019[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.009	0.013
Net realized gain	—	—
TOTAL FROM INVESTMENT OPERATIONS	0.009	0.013
Less Distributions:
Distributions from net investment income	(0.009)	(0.013)
Net Asset Value, End of Period	$1.00	$1.00
Total Return[2]	0.95%	1.31%
Ratios to Average Net Assets:
Net expenses	0.20%[3]	0.20%[3]
Net investment income	1.88%[3]	2.39%[3]
Expense waiver/reimbursement[4]	0.10%[3]	0.10%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$306,218	$276,284
1	Reflects operations for the period from January 18, 2019 (date of initial investment) to July 31, 2019.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
21

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.008	0.021	0.013	0.005	0.001	0.000[1]
Net realized gain	—	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.008	0.021	0.013	0.005	0.001	0.000[1]
Less Distributions:
Distributions from net investment income	(0.008)	(0.021)	(0.013)	(0.005)	(0.001)	(0.000)[1]
Distributions from net realized gain	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.008)	(0.021)	(0.013)	(0.005)	(0.001)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.83%	2.10%	1.28%	0.50%	0.08%	0.01%
Ratios to Average Net Assets:
Net expenses	0.45%[3]	0.45%	0.45%	0.45%	0.40%	0.24%
Net investment income	1.63%[3]	2.09%	1.31%	0.47%	0.08%	0.01%
Expense waiver/reimbursement[4]	0.10%[3]	0.10%	0.13%	0.13%	0.16%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,438,611	$2,757,262	$1,799,914	$1,215,338	$2,044,619	$1,959,603
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
22

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,				Period Ended 7/31/2015[1]
		2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.016	0.008	0.002	0.000[2]	0.000[2]
Net realized gain	—	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.006	0.016	0.008	0.002	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.006)	(0.016)	(0.008)	(0.002)	(0.000)[2]	(0.000)[2]
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.006)	(0.016)	(0.008)	(0.002)	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.60%	1.65%	0.83%	0.16%	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.90%[5]	0.90%	0.90%	0.79%	0.54%	0.30%[5]
Net investment income	1.19%[5]	1.64%	0.80%	0.16%	0.01%	0.02%[5]
Expense waiver/reimbursement[6]	0.10%[5]	0.10%	0.13%	0.24%	0.46%	0.70%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,093,156	$1,043,702	$998,683	$1,196,268	$1,477,770	$211,294
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
23

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,				Period Ended 7/31/2015[1]
		2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.015	0.007	0.001	0.000[2]	0.000[2]
Net realized gain	—	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.015	0.007	0.001	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.005)	(0.015)	(0.007)	(0.001)	(0.000)[2]	(0.000)[2]
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.005)	(0.015)	(0.007)	(0.001)	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.53%	1.51%	0.72%	0.08%	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	1.04%[5]	1.03%	1.00%	0.70%	0.51%	0.30%[5]
Net investment income	1.04%[5]	1.49%	0.72%	0.02%	0.01%	0.02%[5]
Expense waiver/reimbursement[6]	0.20%[5]	0.21%	0.23%	0.57%	0.74%	0.95%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$36,257	$32,789	$29,911	$28,365	$472,110	$9,734
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
24

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.009	0.022	0.013	0.007	0.002	0.000[1]
Net realized gain	—	0.000[1]	0.001	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.009	0.022	0.014	0.007	0.002	0.000[1]
Less Distributions:
Distributions from net investment income	(0.009)	(0.022)	(0.014)	(0.007)	(0.002)	(0.000)[1]
Distributions from net realized gain	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.009)	(0.022)	(0.014)	(0.007)	(0.002)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.90%	2.26%	1.43%	0.65%	0.17%	0.01%
Ratios to Average Net Assets:
Net expenses	0.30%[3]	0.30%	0.30%	0.30%	0.30%	0.24%
Net investment income	1.79%[3]	2.25%	1.46%	0.45%	0.17%	0.01%
Expense waiver/reimbursement[4]	0.10%[3]	0.10%	0.13%	0.12%	0.10%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$637,550	$670,114	$398,852	$203,594	$1,570,124	$2,139,131
1	Represents less than $0.001.
2	Based on net asset value.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
25

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,				Period Ended 7/31/2015[1]
		2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.007	0.018	0.010	0.003	0.000[2]	0.000[2]
Net realized gain	—	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.007	0.018	0.010	0.003	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.007)	(0.018)	(0.010)	(0.003)	(0.000)[2]	—
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.007)	(0.018)	(0.010)	(0.003)	(0.000)[2]	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.70%	1.85%	1.02%	0.29%	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.70%[5]	0.70%	0.70%	0.63%	0.55%	0.30%[5]
Net investment income	1.38%[5]	1.90%	1.03%	0.15%	0.01%	0.02%[5]
Expense waiver/reimbursement[6]	0.10%[5]	0.10%	0.13%	0.20%	0.26%	0.50%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$3,652,430	$3,502,863	$19,829	$13,188	$83,706	$1,249
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
26

Statement of Assets and Liabilities
January 31, 2020 (unaudited)
Assets:
Investment in repurchase agreements and other repurchase agreements	$8,302,000,000
Investment in securities, including $999,910,520 of investment in affiliated holdings*	23,639,115,229
Investment in securities, at amortized cost and fair value		$31,941,115,229
Cash		886,095
Income receivable		33,247,615
Income receivable from affiliated holdings		1,494,343
Receivable for shares sold		92,454,083
TOTAL ASSETS		32,069,197,365
Liabilities:
Payable for investments purchased	$100,000,000
Payable for shares redeemed	65,657,501
Income distribution payable	2,214,412
Capital gain distribution payable	20,761
Payable to adviser (Note 4)	86,056
Payable for administrative fees (Note 4)	68,272
Payable for Directors'/Trustees' fees (Note 4)	1,091
Payable for distribution services fee (Note 4)	1,154,779
Payable for other service fees (Note 2 and 4)	2,125,688
Accrued expenses (Note 4)	1,720,822
TOTAL LIABILITIES		173,049,382
Net assets for 31,896,176,862 shares outstanding		$31,896,147,983
Net Assets Consist of:
Paid-in capital		$31,896,168,046
Total distributable earnings (loss)		(20,063)
TOTAL NET ASSETS		$31,896,147,983
Semi-Annual Shareholder Report
27

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$1,609,539,830 ÷ 1,609,541,286 shares outstanding, no par value, unlimited shares authorized	$1.00
Class R Shares:
$45,633,621 ÷ 45,633,663 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$21,076,751,123 ÷ 21,076,770,197 shares outstanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$306,218,465 ÷ 306,218,743 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$3,438,611,355 ÷ 3,438,614,474 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$1,093,156,288 ÷ 1,093,157,284 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$36,257,162 ÷ 36,257,195 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$637,550,454 ÷ 637,551,032 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$3,652,429,685 ÷ 3,652,432,988 shares outstanding, no par value, unlimited shares authorized	$1.00
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
28

Statement of Operations
Six Months Ended January 31, 2020 (unaudited)
Investment Income:
Interest			$306,296,178
Dividends received from affiliated holdings*			6,198,022
TOTAL INCOME			312,494,200
Expenses:
Investment adviser fee (Note 4)		$29,540,031
Administrative fee (Note 4)		11,837,552
Custodian fees		548,362
Transfer agent fee (Note 2)		3,047,597
Directors'/Trustees' fees (Note 4)		78,421
Auditing fees		12,000
Legal fees		4,829
Portfolio accounting fees		143,544
Distribution services fee (Note 4)		6,653,708
Other service fees (Notes 2 and 4)		12,393,314
Share registration costs		471,960
Printing and postage		187,459
Miscellaneous (Note 4)		66,532
TOTAL EXPENSES		64,985,309
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(14,335,438)
Waiver/reimbursement of other operating expenses (Notes 2 and 4)	(30,011)
TOTAL WAIVERS AND REIMBURSEMENT		(14,365,449)
Net expenses			50,619,860
Net investment income			261,874,340
Net realized gain on investments (including net realized gain of $2,680 on sales of investments in an affiliated holding*)			9,100
Change in net assets resulting from operations			$261,883,440
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
29

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2020	Year Ended 7/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$261,874,340	$395,305,201
Net realized gain	9,100	16,367
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	261,883,440	395,321,568
Distributions to Shareholders:
Automated Shares	(13,200,254)	(26,085,945)
Class R Shares	(211,900)	(636,026)
Wealth Shares	(182,030,704)	(255,912,055)
Advisor Shares	(3,257,056)	(1,355,299)
Service Shares	(25,731,211)	(47,210,636)
Cash II Shares	(6,423,757)	(16,939,442)
Cash Series Shares	(184,805)	(408,312)
Capital Shares	(5,740,451)	(13,067,718)
Trust Shares	(25,152,600)	(33,684,873)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(261,932,738)	(395,300,306)
Share Transactions:
Proceeds from sale of shares	20,951,846,555	41,721,543,941
Net asset value of shares issued to shareholders in payment of distributions declared	245,203,105	362,235,071
Cost of shares redeemed	(16,169,167,793)	(24,651,770,619)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	5,027,881,867	17,432,008,393
Change in net assets	5,027,832,569	17,432,029,655
Net Assets:
Beginning of period	26,868,315,414	9,436,285,759
End of period	$31,896,147,983	$26,868,315,414
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
30

Notes to Financial Statements
January 31, 2020 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Prime Cash Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers nine classes of shares: Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interests of the Fund.
Effective January 18, 2019, the Fund began offering Advisor Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Most securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs
Semi-Annual Shareholder Report
31

various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Semi-Annual Shareholder Report
32

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $14,365,449 is disclosed in various locations in this Note 2 and Note 4. For the six months ended January 31, 2020, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Automated Shares	$832,640	$—
Class R Shares	57,821	—
Wealth Shares	1,107,335	(100)
Advisor Shares	19,769	—
Service Shares	180,577	—
Cash II Shares	586,433	(518)
Cash Series Shares	19,015	(470)
Capital Shares	36,629	—
Trust Shares	207,378	(3)
TOTAL	$3,047,597	$(1,091)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Shareholder Report
33

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Hermes, Inc. A financial intermediary affiliated with management of Federated Hermes, Inc. received $52,481 of other service fees for the six months ended January 31, 2020. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2020, other service fees for the Fund were as follows:
Other Service Fees Incurred
Automated Shares	$2,121,613
Class R Shares	55,071
Service Shares	3,956,364
Cash II Shares	1,351,480
Cash Series Shares	44,302
Capital Shares	321,297
Trust Shares	4,543,187
TOTAL	$12,393,314
For the six months ended January 31, 2020, the Fund's Wealth Shares and Advisor Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2020, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	817,475,536	$817,475,536	2,586,946,546	$2,586,976,145
Shares issued to shareholders in payment of distributions declared	13,027,624	13,027,624	25,918,844	25,918,844
Shares redeemed	(899,910,520)	(899,910,520)	(1,310,023,803)	(1,310,023,803)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	(69,407,360)	$(69,407,360)	1,302,841,587	$1,302,871,186

	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	9,398,500	$9,398,500	34,908,755	$34,908,798
Shares issued to shareholders in payment of distributions declared	210,890	210,890	629,102	629,102
Shares redeemed	(8,232,395)	(8,232,395)	(33,671,231)	(33,671,231)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	1,376,995	$1,376,995	1,866,626	$1,866,669
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	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	14,679,869,779	$14,679,869,779	25,633,683,302	$25,633,683,302
Shares issued to shareholders in payment of distributions declared	167,033,602	167,033,602	226,374,442	226,374,442
Shares redeemed	(10,632,216,620)	(10,632,216,620)	(14,768,574,598)	(14,768,575,207)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	4,214,686,761	$4,214,686,761	11,091,483,146	$11,091,482,537

	Six Months Ended 1/31/2020		Period Ended 7/31/2019[1]
Advisor Shares:	Shares	Amount	Shares	Amount
Shares sold	416,542,058	$416,542,058	371,071,208	$371,071,208
Shares issued to shareholders in payment of distributions declared	3,257,194	3,257,194	1,355,058	1,355,058
Shares redeemed	(389,864,778)	(389,864,778)	(96,141,997)	(96,171,899)
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	29,934,474	$29,934,474	276,284,269	$276,254,367

	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,666,172,857	$2,666,172,857	6,557,740,411	$6,557,743,267
Shares issued to shareholders in payment of distributions declared	24,629,207	24,629,207	44,731,226	44,731,226
Shares redeemed	(2,009,447,066)	(2,009,447,067)	(5,645,126,628)	(5,645,126,628)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	681,354,998	$681,354,997	957,345,009	$957,347,865

	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	930,075,403	$930,075,403	1,771,628,327	$1,771,630,422
Shares issued to shareholders in payment of distributions declared	6,410,856	6,410,856	16,886,647	16,886,647
Shares redeemed	(887,029,843)	(887,029,843)	(1,743,497,551)	(1,743,497,551)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	49,456,416	$49,456,416	45,017,423	$45,019,518
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	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	30,306,657	$30,306,657	75,300,630	$75,300,712
Shares issued to shareholders in payment of distributions declared	181,318	181,318	391,139	391,139
Shares redeemed	(27,019,376)	(27,019,376)	(72,814,401)	(72,814,401)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	3,468,599	$3,468,599	2,877,368	$2,877,450

	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	327,782,911	$327,782,911	916,067,161	$916,067,441
Shares issued to shareholders in payment of distributions declared	5,301,967	5,301,967	12,265,697	12,265,697
Shares redeemed	(365,646,868)	(365,646,868)	(657,071,466)	(657,071,466)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(32,561,990)	$(32,561,990)	271,261,392	$271,261,672

	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,074,222,854	$1,074,222,854	3,774,162,646	$3,774,162,646
Shares issued to shareholders in payment of distributions declared	25,150,447	25,150,447	33,682,916	33,682,916
Shares redeemed	(949,800,326)	(949,800,326)	(324,814,090)	(324,818,433)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	149,572,975	$149,572,975	3,483,031,472	$3,483,027,129
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	5,027,881,868	$5,027,881,867	17,432,008,292	$17,432,008,393
1	Reflects operations for the period from January 18, 2019 to July 31, 2019.
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2020, the Adviser voluntarily waived $14,329,045 of its fee and voluntarily reimbursed $1,091 of transfer agent fees.
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The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2020, the Adviser reimbursed $6,393.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class R Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class R Shares	0.50%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2020, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class R Shares	$111,997	$(11,200)
Cash II Shares	1,892,199	—
Cash Series Shares	106,325	(17,720)
Trust Shares	4,543,187	—
TOTAL	$6,653,708	$(28,920)
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When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2020, FSC retained $76,390 fees paid by the Fund.
Other Service Fees
For the six months ended January 31, 2020, FSSC received $45,278 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) and the Fund's share of fees and expenses of the investments in affiliated funds paid by the Fund's Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55%, 1.15%, 0.20%, 0.20% 0.45%, 0.90%, 1.05%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. CONCENTRATION OF RISK
A substantial portion of the Fund's portfolio may be comprised of securities deemed by the Adviser to be in similar sectors. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
6. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also
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requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of January 31, 2020, the Fund had no outstanding loans. During the six months ended January 31, 2020, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2020, there were no outstanding loans. During the six months ended January 31, 2020, the program was not utilized.
8. SUBSEQUENT EVENT
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains, workflow operations and customer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and result in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including Fund service providers) and the market in general in significant and unforeseen ways. Any such impact could adversely affect the Fund's performance.
Effective on or about June 29, 2020, the name of the Trust and Fund will change to Federated Hermes Money Market Obligations Trust and Federated Hermes Prime Cash Obligations Fund, respectively.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2019 to January 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2019	Ending Account Value 1/31/2020	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,007.80	$2.73
Class R Shares	$1,000	$1,004.80	$5.74
Wealth Shares	$1,000	$1,009.50	$1.01
Advisor Shares	$1,000	$1,009.50	$1.01
Service Shares	$1,000	$1,008.30	$2.27
Cash II Shares	$1,000	$1,006.00	$4.54
Cash Series Shares	$1,000	$1,005.30	$5.24
Capital Shares	$1,000	$1,009.00	$1.51
Trust Shares	$1,000	$1,007.00	$3.53
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,022.40	$2.75
Class R Shares	$1,000	$1,019.40	$5.79
Wealth Shares	$1,000	$1,024.10	$1.02
Advisor Shares	$1,000	$1,024.10	$1.02
Service Shares	$1,000	$1,022.90	$2.29
Cash II Shares	$1,000	$1,020.60	$4.57
Cash Series Shares	$1,000	$1,019.90	$5.28
Capital Shares	$1,000	$1,023.60	$1.53
Trust Shares	$1,000	$1,021.60	$3.56
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.54%
Class R Shares	1.14%
Wealth Shares	0.20%
Advisor Shares	0.20%
Service Shares	0.45%
Cash II Shares	0.90%
Cash Series Shares	1.04%
Capital Shares	0.30%
Trust Shares	0.70%
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Evaluation and Approval of Advisory Contract–May 2019
Federated Prime Cash Obligations Fund (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
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adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
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regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
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For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board
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as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund's performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Semi-Annual Shareholder Report
47

Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any
Semi-Annual Shareholder Report
48

applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
49

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC's website at www.sec.gov. You may access Form N-MFP via the link to the Fund and share class name at www.FederatedInvestors.com.
Semi-Annual Shareholder Report
50

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
51

Federated Prime Cash Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919627
CUSIP 608919577
CUSIP 60934N625
CUSIP 608919429
CUSIP 60934N617
CUSIP 608919593
CUSIP 608919585
CUSIP 60934N591
CUSIP 608919619
Q450198 (3/20)
© 2020 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2020
Share Class | Ticker	Wealth | PCOXX

Federated Prime Cash Obligations Fund

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2020, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Instruments	26.6%
Other Repurchase Agreements and Repurchase Agreements	26.0%
Bank Instruments	24.3%
Commercial Paper	19.9%
Asset-Backed Securities	0.1%
Corporate Note	0.1%
Cash Equivalents[2]	3.1%
Other Assets and Liabilities—Net[3]	(0.1)%
TOTAL	100.0%
At January 31, 2020, the Fund's effective maturity schedule4 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	53.0%[5]
8 to 30 Days	20.5%
31 to 90 Days	18.1%
91 to 180 Days	7.0%
181 Days or more	1.5%
Other Assets and Liabilities—Net[3]	(0.1)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper includes commercial paper with interest rates that are fixed or that reset periodically.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
5	Overnight securities comprised 24.7% of the Fund's portfolio.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2020 (unaudited)
Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—0.1%
		Finance - Automotive—0.0%
$2,074,866		Santander Drive Auto Receivables Trust 2019-3, Class A1, 2.208%, 8/17/2020	$2,074,865
		Finance - Equipment—0.1%
30,309,811		HPEFS Equipment Trust 2019-1, Class A1, 2.150%, 10/9/2020	30,309,811
		TOTAL ASSET-BACKED SECURITIES	32,384,676
		CERTIFICATES OF DEPOSIT—16.8%
		Finance - Banking—16.8%
50,000,000		BNP Paribas Fortis SA/NV, 1.760%, 5/12/2020	49,754,348
190,000,000		Bank of Montreal, 2.690% - 2.700%, 3/9/2020 - 3/19/2020	190,000,000
75,000,000		Credit Suisse AG, 2.000%, 4/1/2020	75,000,000
1,303,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 1.900% - 2.200%, 2/18/2020 - 4/6/2020	1,300,799,528
230,000,000		MUFG Bank Ltd., 1.850% - 2.090%, 2/12/2020 - 7/9/2020	229,936,814
545,000,000		MUFG Bank Ltd., 1.910% - 2.080%, 2/27/2020 - 4/27/2020	545,000,000
635,000,000		Mizuho Bank Ltd., 1.820% - 2.000%, 2/28/2020 - 4/14/2020	634,455,081
80,000,000		Mizuho Bank Ltd., 1.920%, 2/28/2020	80,000,000
290,000,000		Sumitomo Mitsui Banking Corp., 1.730% - 1.760%, 5/4/2020 - 6/30/2020	288,914,272
445,000,000		Sumitomo Mitsui Banking Corp., 1.930% - 2.010%, 2/11/2020 - 4/29/2020	445,000,000
150,000,000		Sumitomo Mitsui Banking Corp., 2.240% - 2.245%, 2/3/2020 - 2/5/2020	149,969,187
810,000,000		Sumitomo Mitsui Trust Bank Ltd., 1.600% - 2.000%, 2/5/2020 - 4/9/2020	810,000,000
50,000,000		Sumitomo Mitsui Trust Bank Ltd., 2.150%, 2/13/2020	50,000,000
75,000,000		Toronto Dominion Bank, 2.070%, 2/28/2020	75,000,000
40,000,000		Toronto Dominion Bank, 2.100%, 2/6/2020	40,000,000
405,000,000		Wells Fargo Bank International, 1.830% - 1.880%, 6/12/2020 - 8/11/2020	405,000,000
		TOTAL CERTIFICATES OF DEPOSIT	5,368,829,230
	[1]	COMMERCIAL PAPER—19.9%
		Finance - Banking—5.3%
78,620,000		Albion Capital LLC, (MUFG Bank Ltd. LIQ), 1.693% - 1.707%, 2/24/2020 - 4/27/2020	78,449,785
115,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 1.930%, 4/1/2020	115,000,000
100,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 1.950%, 5/1/2020	100,000,000
Semi-Annual Shareholder Report
2

Principal Amount or Shares			Value
	[1]	COMMERCIAL PAPER—continued
		Finance - Banking—continued
$100,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 1.954% - 2.034%, 2/18/2020 - 3/5/2020	$99,863,389
130,000,000		BPCE SA, 1.959%, 3/26/2020	129,619,750
370,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.885% - 2.648%, 2/7/2020 - 10/19/2020	366,488,307
200,000,000		Credit Suisse AG, 1.919%, 4/2/2020	199,352,722
126,000,000		LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 1.631% - 1.821%, 2/3/2020 - 5/4/2020	125,737,698
100,000,000		MUFG Bank Ltd., 2.061%, 2/10/2020	99,949,000
230,000,000		Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 2.013% - 2.034%, 2/4/2020 - 2/12/2020	229,917,006
100,000,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 1.860% - 1.990%, 2/7/2020 - 4/15/2020	99,759,204
25,000,000		NRW.Bank, 2.020%, 3/3/2020	24,956,944
5,000,000		Sumitomo Mitsui Trust Bank Ltd., 1.902%, 3/3/2020	4,991,862
		TOTAL	1,674,085,667
		Finance - Commercial—2.9%
105,500,000		Atlantic Asset Securitization LLC, 1.872% - 2.009%, 3/11/2020 - 5/5/2020	105,136,917
28,000,000		CRC Funding, LLC, 2.041%, 2/13/2020	27,981,147
80,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 1.730%, 5/29/2020	80,000,000
125,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 1.800%, 5/22/2020	125,000,000
150,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 1.830%, 5/15/2020	150,000,000
175,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 1.830%, 5/18/2020	175,000,000
30,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 1.860%, 5/6/2020	30,000,000
240,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 1.993% - 2.014%, 2/7/2020 - 2/20/2020	239,848,111
		TOTAL	932,966,175
		Finance - Retail—3.3%
50,000,000		Barton Capital S.A., 1.704%, 3/27/2020	49,870,139
175,000,000		Chariot Funding LLC, 1.707% - 2.722%, 3/9/2020 - 4/28/2020	174,350,278
70,000,000		Old Line Funding, LLC, 1.827%, 7/20/2020	69,401,694
60,000,000		Old Line Funding, LLC, 1.900%, 7/8/2020	59,499,667
74,500,000		Old Line Funding, LLC, 1.918% - 2.061%, 2/13/2020 - 6/29/2020	74,161,984
50,000,000		Old Line Funding, LLC, 2.019%, 4/3/2020	49,827,778
Semi-Annual Shareholder Report
3

Principal Amount or Shares			Value
	[1]	COMMERCIAL PAPER—continued
		Finance - Retail—continued
$331,000,000		Sheffield Receivables Company LLC, 1.812% - 2.034%, 2/6/2020 - 5/27/2020	$330,083,575
75,000,000		Starbird Funding Corp., 1.600%, 2/3/2020	74,993,333
31,000,000		Thunder Bay Funding, LLC, 1.910%, 7/10/2020	30,736,844
125,000,000		Thunder Bay Funding, LLC, 2.071% - 2.073%, 2/25/2020 - 3/23/2020	124,752,292
		TOTAL	1,037,677,584
		Finance - Securities—4.3%
343,250,000		Anglesea Funding LLC, 1.807% - 2.095%, 2/3/2020 - 5/18/2020	342,471,947
130,000,000		Chesham Finance LLC Series III, (Societe Generale, Paris COL), 1.620%, 2/6/2020	129,970,750
100,000,000		Chesham Finance LLC Series VII, 1.621% - 1.909%, 2/6/2020 - 3/30/2020	99,835,694
15,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC COL), 2.021%, 3/12/2020	14,966,667
209,400,000		Collateralized Commercial Paper FLEX Co., LLC, 1.898% - 2.092%, 2/10/2020 - 5/22/2020	208,504,594
60,000,000		Collateralized Commercial Paper V Co. LLC, (J.P. Morgan Securities LLC COL), 1.912%, 3/19/2020	59,851,167
120,000,000		Great Bridge Capital Co., LLC, 1.805% - 2.007%, 2/14/2020 - 3/17/2020	119,791,111
151,000,000		Longship Funding LLC, 1.590%, 2/3/2020 - 2/4/2020	150,980,037
261,168,000		Ridgefield Funding Company, LLC Series A, 1.903% - 2.146%, 2/7/2020 - 4/9/2020	260,635,639
		TOTAL	1,387,007,606
		Sovereign—4.1%
50,000,000		Caisse des Depots et Consignations (CDC), 2.030%, 3/12/2020	49,888,333
325,000,000		European Investment Bank, 1.896% - 1.958%, 5/26/2020 - 6/1/2020	322,987,868
941,500,000		Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 1.712% - 2.091%, 2/6/2020 - 4/5/2020	940,039,598
		TOTAL	1,312,915,799
		TOTAL COMMERCIAL PAPER	6,344,652,831
		CORPORATE NOTE—0.1%
		Finance - Banking—0.1%
16,550,000		Commonwealth Bank of Australia, 2.300%, 3/12/2020	16,543,532
	[2]	NOTES - VARIABLE—26.6%
		Aerospace/Auto—0.2%
70,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 1.795% (1-month USLIBOR +0.150%), 2/3/2020	70,000,000
Semi-Annual Shareholder Report
4

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—22.9%
$125,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 1.811% (3-month USLIBOR +0.150%), 2/26/2020	$125,000,000
50,000,000		Bank of Montreal, 1.841% (1-month USLIBOR +0.180%), 2/27/2020	50,000,000
50,000,000		Bank of Montreal, 1.847% (1-month USLIBOR +0.170%), 2/14/2020	50,001,673
49,000,000		Bank of Montreal, 1.884% (1-month USLIBOR +0.170%), 2/7/2020	49,000,000
149,500,000		Bank of Montreal, 1.894% (1-month USLIBOR +0.160%), 2/6/2020	149,500,000
200,000,000		Bank of Montreal, 1.954% (1-month USLIBOR +0.300%), 2/21/2020	200,000,000
200,000,000		Bank of Montreal, 1.961% (1-month USLIBOR +0.180%), 2/3/2020	200,000,000
100,000,000		Bank of Montreal, 1.970% (Effective Fed Funds +0.370%), 2/3/2020	100,000,000
80,000,000		Bank of Montreal, 1.974% (1-month USLIBOR +0.240%), 2/6/2020	80,000,000
65,000,000		Bank of Montreal, 2.020% (3-month USLIBOR +0.120%), 3/4/2020	65,000,000
100,000,000		Bank of Montreal, 2.035% (3-month USLIBOR +0.130%), 2/18/2020	100,000,000
100,000,000		Bank of Montreal, 2.045% (3-month USLIBOR +0.140%), 2/13/2020	100,000,000
35,000,000		Bank of Nova Scotia, Toronto, 1.820% (1-month USLIBOR +0.160%), 2/28/2020	35,000,000
70,000,000		Bank of Nova Scotia, Toronto, 1.824% (1-month USLIBOR +0.170%), 2/18/2020	70,000,000
50,000,000		Bank of Nova Scotia, Toronto, 1.828% (1-month USLIBOR +0.170%), 2/18/2020	50,000,000
125,000,000		Bank of Nova Scotia, Toronto, 1.870% (Effective Fed Funds +0.270%), 2/3/2020	125,000,000
125,000,000		Bank of Nova Scotia, Toronto, 1.870% (Effective Fed Funds +0.270%), 2/3/2020	125,000,000
50,000,000		Bank of Nova Scotia, Toronto, 1.890% (Effective Fed Funds +0.290%), 2/3/2020	50,000,000
25,000,000		Bank of Nova Scotia, Toronto, 1.909% (1-month USLIBOR +0.210%), 2/11/2020	25,000,000
165,000,000		Bank of Nova Scotia, Toronto, 1.910% (3-month USLIBOR +0.140%), 4/30/2020	165,000,000
75,000,000		Bank of Nova Scotia, Toronto, 1.912% (1-month USLIBOR +0.220%), 2/10/2020	75,000,000
10,000,000		Bank of Nova Scotia, Toronto, 1.956% (3-month USLIBOR +0.150%), 4/23/2020	10,000,000
100,000,000		Bank of Nova Scotia, Toronto, 1.960% (Effective Fed Funds +0.360%), 2/3/2020	100,000,000
100,000,000		Bank of Nova Scotia, Toronto, 1.960% (Effective Fed Funds +0.360%), 2/3/2020	100,000,000
125,000,000		Bank of Nova Scotia, Toronto, 1.969% (3-month USLIBOR +0.150%), 4/1/2020	125,000,000
150,000,000		Bank of Nova Scotia, Toronto, 2.000% (Effective Fed Funds +0.400%), 2/3/2020	150,000,000
Semi-Annual Shareholder Report
5

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$150,000,000		Bank of Nova Scotia, Toronto, 2.000% (Effective Fed Funds +0.400%), 2/3/2020	$150,000,000
100,000,000		Bank of Nova Scotia, Toronto, 2.034% (3-month USLIBOR +0.130%), 2/18/2020	100,000,000
103,500,000		Bank of Nova Scotia, Toronto, 2.048% (3-month USLIBOR +0.120%), 3/23/2020	103,500,000
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.830% (1-month USLIBOR +0.170%), 2/21/2020	50,000,000
40,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.831% (1-month USLIBOR +0.170%), 2/21/2020	40,000,000
30,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.851% (1-month USLIBOR +0.190%), 2/25/2020	30,000,000
40,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.856% (1-month USLIBOR +0.180%), 2/17/2020	40,000,000
10,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.864% (1-month USLIBOR +0.180%), 2/11/2020	10,000,000
65,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.877% (1-month USLIBOR +0.200%), 2/10/2020	65,000,000
60,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.884% (1-month USLIBOR +0.200%), 2/7/2020	60,000,000
40,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.894% (1-month USLIBOR +0.240%), 2/20/2020	40,000,000
15,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.904% (1-month USLIBOR +0.250%), 2/20/2020	15,000,000
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.981% (1-month USLIBOR +0.200%), 2/3/2020	50,000,000
35,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.991% (1-month USLIBOR +0.210%), 2/3/2020	34,998,511
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.029% (3-month USLIBOR +0.130%), 2/13/2020	50,000,000
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.030% (3-month USLIBOR +0.130%), 2/24/2020	50,000,000
10,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.030% (3-month USLIBOR +0.130%), 3/17/2020	10,000,000
30,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.125% (3-month USLIBOR +0.190%), 3/25/2020	30,000,000
85,000,000		Canadian Imperial Bank of Commerce, 1.854% (1-month USLIBOR +0.170%), 2/11/2020	85,000,000
75,000,000		Canadian Imperial Bank of Commerce, 1.860% (Effective Fed Funds +0.260%), 2/3/2020	75,000,000
105,000,000		Canadian Imperial Bank of Commerce, 1.880% (Effective Fed Funds +0.280%), 2/3/2020	105,000,000
Semi-Annual Shareholder Report
6

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$100,000,000		Canadian Imperial Bank of Commerce, 1.894% (1-month USLIBOR +0.180%), 2/7/2020	$100,000,000
20,000,000		Canadian Imperial Bank of Commerce, 1.950% (Effective Fed Funds +0.350%), 2/3/2020	20,000,000
100,000,000		Canadian Imperial Bank of Commerce, 1.950% (Effective Fed Funds +0.400%), 2/3/2020	100,000,000
100,000,000		Canadian Imperial Bank of Commerce, 1.961% (1-month USLIBOR +0.180%), 2/3/2020	100,000,000
165,000,000		Canadian Imperial Bank of Commerce, 1.964% (1-month USLIBOR +0.250%), 2/4/2020	165,000,000
100,000,000		Canadian Imperial Bank of Commerce, 2.000% (Effective Fed Funds +0.350%), 2/3/2020	100,000,000
125,000,000		Canadian Imperial Bank of Commerce, 2.007% (3-month USLIBOR +0.120%), 3/4/2020	125,000,000
125,000,000		Canadian Imperial Bank of Commerce, 2.034% (3-month USLIBOR +0.140%), 2/5/2020	125,000,000
6,865,000		Capital Markets Access Co. LC, West Broad Holdings, LLC Series 2007, (Wells Fargo Bank, N.A. LOC), 1.620%, 2/6/2020	6,865,000
7,000,000		Fiore Capital LLC, (Wells Fargo Bank, N.A. LOC), 1.600%, 2/6/2020	7,000,000
2,115,000		Gadsden, AL Airport Authority, Series 2004, (Wells Fargo Bank, N.A. LOC), 1.680%, 2/6/2020	2,115,000
4,265,000		Guiding Light Church, Series 2005, (Wells Fargo Bank, N.A. LOC), 1.700%, 2/6/2020	4,265,000
75,000,000		Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 1.914% (1-month USLIBOR +0.200%), 2/7/2020	75,000,000
3,000,000		Mike P. Sturdivant, Sr. Family Trust, Series 2016, (Wells Fargo Bank, N.A. LOC), 1.620%, 2/6/2020	3,000,000
1,045,000		Montgomery, AL IDB, (Wells Fargo Bank, N.A. LOC), 1.760%, 2/6/2020	1,045,000
100,000,000		National Australia Bank Ltd., Melbourne, 1.841% (1-month USLIBOR +0.180%), 2/25/2020	100,000,000
100,000,000		National Australia Bank Ltd., Melbourne, 2.039% (3-month USLIBOR +0.130%), 2/25/2020	100,000,000
100,000,000		National Australia Bank Ltd., Melbourne, 2.044% (3-month USLIBOR +0.100%), 3/30/2020	100,000,000
29,435,000		Panel Rey S.A., Series 2016, (Citibank N.A., New York LOC), 1.620%, 2/6/2020	29,435,000
6,994,650		Partisan Property, Inc., Series 2014, (Wells Fargo Bank, N.A. LOC), 1.650%, 2/5/2020	6,994,650
25,000,000		Pepper I-Prime 2018-2 Trust, Class A1U2, (GTD by National Australia Bank Ltd., Melbourne), 2.221% (1-month USLIBOR +0.480%), 2/13/2020	25,000,000
Semi-Annual Shareholder Report
7

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$40,000,000		Pepper I-Prime 2019-1 Trust, Class A1U1, (GTD by National Australia Bank Ltd., Melbourne), 2.090% (1-month USLIBOR +0.350%), 4/14/2020	$40,000,000
100,000,000		Royal Bank of Canada, 1.830% (Secured Overnight Financing Rate +0.250%), 2/3/2020	100,000,000
50,000,000		Royal Bank of Canada, 1.860% (Effective Fed Funds +0.260%), 2/3/2020	50,000,000
25,000,000		Royal Bank of Canada, 1.870% (Effective Fed Funds +0.270%), 2/3/2020	25,000,000
50,000,000		Royal Bank of Canada, 1.880% (Effective Fed Funds +0.280%), 2/3/2020	50,000,000
50,000,000		Royal Bank of Canada, 1.880% (Effective Fed Funds +0.280%), 2/3/2020	50,000,000
60,000,000		Royal Bank of Canada, 1.894% (1-month USLIBOR +0.160%), 2/5/2020	60,000,000
45,000,000		Royal Bank of Canada, 1.900% (Secured Overnight Financing Rate +0.320%), 2/3/2020	45,000,000
60,000,000		Royal Bank of Canada, 1.910% (Effective Fed Funds +0.310%), 2/3/2020	60,000,000
25,000,000		Royal Bank of Canada, 1.950% (Effective Fed Funds +0.350%), 2/3/2020	25,000,000
10,000,000		Royal Bank of Canada, 1.960% (Effective Fed Funds +0.360%), 2/3/2020	10,000,000
15,000,000		SSAB AB (publ), Series 2015-A, (DNB Bank ASA LOC), 1.620%, 2/6/2020	15,000,000
4,060,000		Spira Millenium LLC, Series 2001, (Bank of America N.A. LOC), 1.640%, 2/6/2020	4,060,000
5,490,000		St. Andrew United Methodist Church, Series 2004, (Wells Fargo Bank, N.A. LOC), 1.700%, 2/6/2020	5,490,000
150,000,000		Sumitomo Mitsui Banking Corp., 1.781% (1-month USLIBOR +0.120%), 2/28/2020	150,000,000
835,000		Sun Valley, Inc., (Wells Fargo Bank, N.A. LOC), 1.710%, 2/7/2020	835,000
100,000,000		Toronto Dominion Bank, 1.854% (1-month USLIBOR +0.200%), 2/19/2020	100,000,000
100,000,000		Toronto Dominion Bank, 1.859% (1-month USLIBOR +0.200%), 2/24/2020	100,000,000
59,000,000		Toronto Dominion Bank, 1.870% (Effective Fed Funds +0.270%), 2/3/2020	59,000,000
90,000,000		Toronto Dominion Bank, 1.870% (Effective Fed Funds +0.270%), 2/3/2020	90,000,000
150,000,000		Toronto Dominion Bank, 1.870% (Effective Fed Funds +0.270%), 2/3/2020	150,000,000
Semi-Annual Shareholder Report
8

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$125,000,000		Toronto Dominion Bank, 1.880% (Effective Fed Funds +0.280%), 2/3/2020	$125,000,000
75,000,000		Toronto Dominion Bank, 1.899% (1-month USLIBOR +0.240%), 2/24/2020	75,000,000
20,000,000		Toronto Dominion Bank, 1.920% (Effective Fed Funds +0.320%), 2/3/2020	20,000,000
50,000,000		Toronto Dominion Bank, 2.044% (3-month USLIBOR +0.150%), 2/7/2020	50,012,032
100,000,000		Toronto Dominion Bank, 2.049% (3-month USLIBOR +0.140%), 2/13/2020	100,000,000
65,000,000		Toronto Dominion Bank, 2.050% (3-month USLIBOR +0.140%), 2/18/2020	65,000,000
200,000,000		Toronto Dominion Bank, 2.090% (3-month USLIBOR +0.190%), 4/6/2020	200,000,000
75,000,000		Toronto Dominion Bank, 2.151% (3-month USLIBOR +0.190%), 3/30/2020	75,000,000
100,000,000		Westpac Banking Corp. Ltd., Sydney, 1.860% (Effective Fed Funds +0.280%), 2/3/2020	100,000,000
75,000,000		Westpac Banking Corp. Ltd., Sydney, 1.870% (Effective Fed Funds +0.270%), 2/3/2020	75,000,000
100,000,000		Westpac Banking Corp. Ltd., Sydney, 1.880% (Effective Fed Funds +0.260%), 2/3/2020	100,000,000
20,000,000		Westpac Banking Corp. Ltd., Sydney, 1.900% (Effective Fed Funds +0.300%), 2/3/2020	20,000,000
150,000,000		Westpac Banking Corp. Ltd., Sydney, 2.037% (3-month USLIBOR +0.150%), 3/9/2020	150,000,000
10,000,000		Westpac Banking Corp. Ltd., Sydney, 2.049% (3-month USLIBOR +0.150%), 3/18/2020	10,000,000
		TOTAL	7,317,116,866
		Finance - Commercial—0.1%
30,000,000		Atlantic Asset Securitization LLC, 1.818% (1-month USLIBOR +0.160%), 2/18/2020	29,997,574
		Finance - Retail—1.5%
100,000,000		Chariot Funding LLC, 1.971% (1-month USLIBOR +0.190%), 2/3/2020	100,000,000
45,000,000		Old Line Funding, LLC, 1.841% (1-month USLIBOR +0.180%), 2/26/2020	45,000,000
100,000,000		Old Line Funding, LLC, 1.850% (Effective Fed Funds +0.250%), 2/3/2020	100,000,000
70,000,000		Old Line Funding, LLC, 1.861% (1-month USLIBOR +0.200%), 2/25/2020	70,000,000
Semi-Annual Shareholder Report
9

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Retail—continued
$50,000,000		Old Line Funding, LLC, 1.920% (Effective Fed Funds +0.320%), 2/3/2020	$50,000,000
30,000,000		Thunder Bay Funding, LLC, 1.861% (1-month USLIBOR +0.200%), 2/25/2020	30,000,000
67,500,000		Thunder Bay Funding, LLC, 1.940% (Effective Fed Funds +0.340%), 2/3/2020	67,500,000
		TOTAL	462,500,000
		Finance - Securities—1.5%
50,000,000		Anglesea Funding LLC, (Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Societe Generale, Paris COL), 1.910% (1-month USLIBOR +0.250%), 2/24/2020	50,000,000
100,000,000		Anglesea Funding LLC, (Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Societe Generale, Paris COL), 1.920% (1-month USLIBOR +0.250%), 2/17/2020	100,000,000
70,000,000		Anglesea Funding LLC, (Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Societe Generale, Paris COL), 1.934% (1-month USLIBOR +0.250%), 2/13/2020	70,000,000
100,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 1.809% (1-month USLIBOR +0.160%), 2/25/2020	100,000,000
100,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 1.877% (1-month USLIBOR +0.200%), 2/10/2020	100,000,000
40,000,000		Glencove Funding LLC, (JPMorgan Chase Bank, N.A. COL), 2.037% (3-month USLIBOR +0.120%), 2/26/2020	40,000,000
		TOTAL	460,000,000
		Government Agency—0.4%
4,925,000		Andrew Long Irrevocable Family Trust, (FHLB of Dallas LOC), 1.620%, 2/6/2020	4,925,000
1,905,000		CMR LLC, CMR LLC Project Series 2017, (FHLB of Indianapolis LOC), 1.680%, 2/6/2020	1,905,000
7,210,000		Dennis Wesley Company, Inc., The Dennis Wesley Company, Inc. Project, (FHLB of Indianapolis LOC), 1.620%, 2/6/2020	7,210,000
5,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 1.620%, 2/3/2020	5,000,000
4,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 1.620%, 2/3/2020	4,000,000
6,740,000		Mason Harrison Ratliff Enterprises, LLC, (FHLB of Dallas LOC), 1.620%, 2/6/2020	6,740,000
11,400,000		NWD 2017 Family Trust No. 1, (FHLB of Dallas LOC), 1.620%, 2/6/2020	11,400,000
35,960,000		Park Stanton Place LP, (FHLB of San Francisco LOC), 1.620%, 2/6/2020	35,960,000
6,960,000		Phenix City, AL Downtown Redevelopment Authority, Series 2013-A, (FHLB of New York LOC), 1.620%, 2/6/2020	6,960,000
Semi-Annual Shareholder Report
10

Principal Amount or Shares			Value
	[2]	NOTES - VARIABLE—continued
		Government Agency—continued
$21,000,000		Pittsburg Fox Creek Associates L.P., Series 2011-A, (FHLB of San Francisco LOC), 1.620%, 2/6/2020	$21,000,000
5,540,000		Public Finance Authority, Series 2015-A Ram Eufaula Hospitality, LLC, (FHLB of New York LOC), 1.760%, 2/6/2020	5,540,000
7,600,000		Sandy Jacobs Irrevocable Insurance Trust, Series 2019, (FHLB of Des Moines LOC), 1.620%, 2/6/2020	7,600,000
11,260,000		Shawn R. Trapuzzano Irrevocable Insurance Trust, (FHLB of Pittsburgh LOC), 1.620%, 2/6/2020	11,260,000
7,680,000		The J.G. Aguirre Master Trust, (FHLB of Atlanta LOC), 1.620%, 2/6/2020	7,680,000
		TOTAL	137,180,000
		TOTAL NOTES—VARIABLE	8,476,794,440
		TIME DEPOSITS—7.5%
		Finance - Banking—7.5%
1,200,000,000		ABN Amro Bank NV, 1.580%, 2/3/2020 - 2/5/2020	1,200,000,000
200,000,000		Australia & New Zealand Banking Group, Melbourne, 1.630%, 2/3/2020	200,000,000
150,000,000		Cooperatieve Rabobank UA, 1.570%, 2/3/2020	150,000,000
150,000,000		Credit Industriel et Commercial, 1.550%, 2/3/2020	150,000,000
150,000,000		DNB Bank ASA, 1.550%, 2/3/2020	150,000,000
400,000,000		Nordea Bank Abp, 1.560%, 2/3/2020	400,000,000
150,000,000		Northern Trust Co., Chicago, IL, 1.550%, 2/3/2020	150,000,000
		TOTAL TIME DEPOSITS	2,400,000,000
		OTHER REPURCHASE AGREEMENTS—11.7%
		Finance - Banking—11.7%
$20,000,000		BMO Capital Markets Corp., 1.73%, dated 1/31/2020, interest in a $20,000,000 collateralized loan agreement will repurchase securities provided as collateral for $20,002,883 on 2/3/2020, in which asset-backed securities and corporate bonds with a market value of $20,403,338 have been received as collateral and held with BNY Mellon as tri-party agent.	20,000,000
50,000,000		BNP Paribas SA, 1.71%, dated 1/31/2020, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,021,375 on 2/3/2020, in which asset-backed securities, medium-term notes and sovereign debt with a market value of $153,022,447 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
50,000,000		Citigroup Global Markets, Inc., 2.14%, dated 11/19/2019, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,820,333 on 5/21/2020, in which medium-term notes and sovereign debt with a market value of $76,651,853 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
Semi-Annual Shareholder Report
11

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$100,000,000	Citigroup Global Markets, Inc., 2.14%, dated 9/26/2019, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $101,105,667 on 3/30/2020, in which medium-term notes and sovereign debt with a market value of $102,226,543 have been received as collateral and held with BNY Mellon as tri-party agent.	$100,000,000
50,000,000	Citigroup Global Markets, Inc., 2.19%, dated 11/19/2019, interest in a $145,000,000 collateralized loan agreement will repurchase securities provided as collateral for $146,623,033 on 5/21/2020, in which asset-backed securities, collateralized mortgage obligations and medium-term notes with a market value of $148,200,156 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
1,000,000,000	Credit Agricole CIB Paris, 1.78%, dated 1/13/2020, interest in a $2,000,000,000 collateralized loan agreement will repurchase securities provided as collateral for $2,000,692,222 on 2/10/2020, in which corporate bonds, medium-term notes, sovereign debt and treasury notes with a market value of $2,040,302,600 have been received as collateral and held with BNY Mellon as tri-party agent.	1,000,000,000
25,000,000	HSBC Securities (USA), Inc., 1.68%, dated 1/31/2020, interest in a $25,000,000 collateralized loan agreement will repurchase securities provided as collateral for $25,003,500 on 2/3/2020, in which assets-backed securities with a market value of $25,500,000 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
125,000,000	J.P. Morgan Securities LLC, 1.78%, dated 1/17/2020, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,395,556 on 2/18/2020, in which asset-backed securities, medium-term notes and municipal bonds with a market value of $255,000,000 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
50,000,000	J.P. Morgan Securities LLC, 2.25%, dated 12/18/2019, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $101,143,750 on 6/18/2020, in which asset-backed securities and collateralized mortgage obligations with a market value of $102,000,000 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
50,000,000	MUFG Securities Americas, Inc., 1.70%, dated 1/31/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,014,167 on 2/3/2020, in which municipal bonds with a market value of $102,014,450 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
150,000,000	MUFG Securities Americas, Inc., 1.78%, dated 1/31/2020, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,044,500 on 2/3/2020, in which corporate bonds and exchange traded funds with a market value of $306,045,391 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
Semi-Annual Shareholder Report
12

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$50,000,000	Mizuho Securities USA, Inc., 1.77%, dated 1/21/2020, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,034,417 on 2/4/2020 in which common stocks, exchange-traded funds and unit investment trust with a market value of $51,032,661 have been received as collateral and held with BNY Mellon as tri-party agent.	$50,000,000
333,000,000	Mizuho Securities USA, Inc., 2.00%, dated 1/31/2020, interest in a $750,000,000 collateralized loan agreement will repurchase securities provided as collateral for $750,125,000 on 2/3/2020 in which corporate bonds and municipal bonds with a market value of $765,127,501 have been received as collateral and held with BNY Mellon as tri-party agent.	333,000,000
244,000,000	Mizuho Securities USA, Inc., 2.28%, dated 11/7/2019, interest in a $365,000,000 collateralized loan agreement will repurchase securities provided as collateral for $366,410,117 on 3/9/2020 in which asset-backed securities and corporate bonds with a market value of $372,913,055 have been received as collateral and held with BNY Mellon as tri-party agent.	244,000,000
250,000,000	Pershing LLC, 1.78%, dated 11/21/2019, interest in a $500,000,000 collateralized loan agreement will repurchase securities provided as collateral for $500,173,056 on 2/10/2020 in which asset-backed securities, commercial paper, common stocks, convertible bonds, corporate bonds, exchange-traded funds, medium-term notes and municipal bonds with a market value of $510,075,684 have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
300,000,000	Societe Generale, Paris, 1.69%, dated 1/31/2020, interest in a $700,000,000 collateralized loan agreement will repurchase securities provided as collateral for $700,098,583 on 2/3/2020, in which asset-backed securities, commercial paper, corporate bonds, medium-term notes and sovereign with a market value of $714,248,890 have been received as collateral and held with BNY Mellon as tri-party agent.	300,000,000
220,000,000	Societe Generale, Paris, 1.76%, dated 1/31/2020, interest in a $550,000,000 collateralized loan agreement will repurchase securities provided as collateral for $550,080,667 on 2/3/2020, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $561,082,395 have been received as collateral and held with BNY Mellon as tri-party agent.	220,000,000
50,000,000	Societe Generale, Paris, 1.88%, dated 1/31/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,161,889 on 3/2/2020, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $102,016,340 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
Semi-Annual Shareholder Report
13

Principal Amount or Shares		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$100,000,000	Standard Chartered Bank, 1.71%, dated 1/31/2020, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,028,500 on 2/3/2020, in which convertible bonds with a market value of $204,029,070 have been received as collateral and held with BNY Mellon as tri-party agent.	$100,000,000
50,000,000	Wells Fargo Securities LLC, 1.78%, dated 1/31/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,014,833 on 2/3/2020, in which convertible bonds with a market value of $102,015,131 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
150,000,000	Wells Fargo Securities LLC, 2.20%, dated 9/24/2019, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,825,000 on 4/20/2020, in which convertible bonds with a market value of $153,122,103 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
85,000,000	Wells Fargo Securities LLC, 2.23%, dated 1/16/2020, interest in a $85,000,000 collateralized loan agreement will repurchase securities provided as collateral for $85,473,875 on 4/15/2020, in which collateralized mortgage obligations with a market value of $86,796,671 have been received as collateral and held with BNY Mellon as tri-party agent.	85,000,000
100,000,000	Wells Fargo Securities LLC, 2.25%, dated 12/10/2019, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,562,500 on 4/8/2020, in which asset-backed securities with a market value of $102,159,375 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
120,000,000	Wells Fargo Securities LLC, 2.25%, dated 12/10/2019, interest in a $120,000,000 collateralized loan agreement will repurchase securities provided as collateral for $120,675,000 on 4/8/2020, in which convertible bonds with a market value of $122,591,300 have been received as collateral and held with BNY Mellon as tri-party agent.	120,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	3,722,000,000
	REPURCHASE AGREEMENTS—14.3%
	Finance - Banking—14.3%
250,000,000	Repurchase agreement 1.60%, dated 1/31/2020 under which Citibank, N.A. will repurchase securities provided as collateral for $250,033,333 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 11/20/2063 and the market value of those underlying securities was $255,034,007.	250,000,000
Semi-Annual Shareholder Report
14

Principal Amount or Shares		Value
	REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$500,000,000	Interest in $1,000,000,000 joint repurchase agreement 1.60%, dated 1/31/2020 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $1,000,133,333 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2050 and the market value of those underlying securities was $1,020,000,000.	$500,000,000
465,000,000	Interest in $1,500,000,000 joint repurchase agreement 1.60%, dated 1/31/2020 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,500,200,000 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2050 and the market value of those underlying securities was $1,543,116,413.	465,000,000
300,000,000	Repurchase agreement 1.60%, dated 1/31/2020 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $300,040,000 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/25/2049 and the market value of those underlying securities was $309,041,201.	300,000,000
740,000,000	Interest in $3,000,000,000 joint repurchase agreement 1.58%, dated 1/31/2020 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,395,000 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2027 and the market value of those underlying securities was $3,083,160,911.	740,000,000
1,125,000,000	Interest in $3,000,000,000 joint repurchase agreement 1.60%, dated 1/31/2020 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,400,000 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2049 and the market value of those underlying securities was $3,073,593,901.	1,125,000,000
1,200,000,000	Interest in $2,730,000,000 joint repurchase agreement 1.60%, dated 1/31/2020 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $2,730,364,000 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2050 and the market value of those underlying securities was $2,784,992,192.	1,200,000,000
	TOTAL REPURCHASE AGREEMENTS	4,580,000,000
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15

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—3.1%
1,000,000,000	Federated Institutional Money Market Management, Institutional Shares, 1.75%[3]	$999,713,000
197,500	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.71%[3]	197,520
	TOTAL INVESTMENT COMPANIES	999,910,520
	TOTAL INVESTMENT IN SECURITIES-100.1% (AT AMORTIZED COST)[4]	31,941,115,229
	OTHER ASSETS AND LIABILITIES - NET—(0.1)%[5]	(44,967,246)
	TOTAL NET ASSETS—100%	$31,896,147,983
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2020, were as follows:
	Federated Institutional Money Market Management, Institutional Shares	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 7/31/2019	—	26,997,500	26,997,500
Purchases/Additions	1,000,000,000	—	1,000,000,000
Sales/Reductions	—	(26,800,000)	(26,800,000)
Balance of Shares Held 1/31/2020	1,000,000,000	197,500	1,000,197,500
Value	$999,713,000	$197,520	$999,910,520
Change in Unrealized Appreciation/Depreciation	$—	$—	$—
Net Realized Gain/(Loss)	$—	$2,680	$2,680
Dividend Income	$6,108,344	$89,678	$6,198,022
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2020.
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16

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of January 31, 2020, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronyms are used throughout this portfolio:
COL	—Collateralized
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
IDB	—Industrial Development Bond
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
See Notes which are an integral part of the Financial Statements
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17

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.009	0.023	0.015	0.008	0.003	0.000[1]
Net realized gain	—	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.009	0.023	0.015	0.008	0.003	0.000[1]
Less Distributions:
Distributions from net investment income	(0.009)	(0.023)	(0.015)	(0.008)	(0.003)	(0.000)[1]
Distributions from net realized gain	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.009)	(0.023)	(0.015)	(0.008)	(0.003)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.95%	2.36%	1.53%	0.75%	0.27%	0.05%
Ratios to Average Net Assets:
Net expenses	0.20%[3]	0.20%	0.20%	0.20%	0.21%	0.20%
Net investment income	1.88%[3]	2.36%	1.56%	0.71%	0.26%	0.05%
Expense waiver/reimbursement[4]	0.10%[3]	0.10%	0.13%	0.13%	0.10%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$21,076,751	$16,862,096	$5,770,600	$2,868,583	$6,447,093	$10,562,802
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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18

Statement of Assets and Liabilities
January 31, 2020 (unaudited)
Assets:
Investment in repurchase agreements and other repurchase agreements	$8,302,000,000
Investment in securities, including $999,910,520 of investment in affiliated holdings*	23,639,115,229
Investment in securities, at amortized cost and fair value		$31,941,115,229
Cash		886,095
Income receivable		33,247,615
Income receivable from affiliated holdings		1,494,343
Receivable for shares sold		92,454,083
TOTAL ASSETS		32,069,197,365
Liabilities:
Payable for investments purchased	$100,000,000
Payable for shares redeemed	65,657,501
Income distribution payable	2,214,412
Capital gain distribution payable	20,761
Payable to adviser (Note 4)	86,056
Payable for administrative fees (Note 4)	68,272
Payable for Directors'/Trustees' fees (Note 4)	1,091
Payable for distribution services fee (Note 4)	1,154,779
Payable for other service fees (Note 2 and 4)	2,125,688
Accrued expenses (Note 4)	1,720,822
TOTAL LIABILITIES		173,049,382
Net assets for 31,896,176,862 shares outstanding		$31,896,147,983
Net Assets Consist of:
Paid-in capital		$31,896,168,046
Total distributable earnings (loss)		(20,063)
TOTAL NET ASSETS		$31,896,147,983
Semi-Annual Shareholder Report
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Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$1,609,539,830 ÷ 1,609,541,286 shares outstanding, no par value, unlimited shares authorized	$1.00
Class R Shares:
$45,633,621 ÷ 45,633,663 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$21,076,751,123 ÷ 21,076,770,197 shares outstanding, no par value, unlimited shares authorized	$1.00
Advisor Shares:
$306,218,465 ÷ 306,218,743 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$3,438,611,355 ÷ 3,438,614,474 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$1,093,156,288 ÷ 1,093,157,284 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$36,257,162 ÷ 36,257,195 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$637,550,454 ÷ 637,551,032 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$3,652,429,685 ÷ 3,652,432,988 shares outstanding, no par value, unlimited shares authorized	$1.00
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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20

Statement of Operations
Six Months Ended January 31, 2020 (unaudited)
Investment Income:
Interest			$306,296,178
Dividends received from affiliated holdings*			6,198,022
TOTAL INCOME			312,494,200
Expenses:
Investment adviser fee (Note 4)		$29,540,031
Administrative fee (Note 4)		11,837,552
Custodian fees		548,362
Transfer agent fee (Note 2)		3,047,597
Directors'/Trustees' fees (Note 4)		78,421
Auditing fees		12,000
Legal fees		4,829
Portfolio accounting fees		143,544
Distribution services fee (Note 4)		6,653,708
Other service fees (Notes 2 and 4)		12,393,314
Share registration costs		471,960
Printing and postage		187,459
Miscellaneous (Note 4)		66,532
TOTAL EXPENSES		64,985,309
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(14,335,438)
Waiver/reimbursement of other operating expenses (Notes 2 and 4)	(30,011)
TOTAL WAIVERS AND REIMBURSEMENT		(14,365,449)
Net expenses			50,619,860
Net investment income			261,874,340
Net realized gain on investments (including net realized gain of $2,680 on sales of investments in an affiliated holding*)			9,100
Change in net assets resulting from operations			$261,883,440
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2020	Year Ended 7/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$261,874,340	$395,305,201
Net realized gain	9,100	16,367
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	261,883,440	395,321,568
Distributions to Shareholders:
Automated Shares	(13,200,254)	(26,085,945)
Class R Shares	(211,900)	(636,026)
Wealth Shares	(182,030,704)	(255,912,055)
Advisor Shares	(3,257,056)	(1,355,299)
Service Shares	(25,731,211)	(47,210,636)
Cash II Shares	(6,423,757)	(16,939,442)
Cash Series Shares	(184,805)	(408,312)
Capital Shares	(5,740,451)	(13,067,718)
Trust Shares	(25,152,600)	(33,684,873)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(261,932,738)	(395,300,306)
Share Transactions:
Proceeds from sale of shares	20,951,846,555	41,721,543,941
Net asset value of shares issued to shareholders in payment of distributions declared	245,203,105	362,235,071
Cost of shares redeemed	(16,169,167,793)	(24,651,770,619)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	5,027,881,867	17,432,008,393
Change in net assets	5,027,832,569	17,432,029,655
Net Assets:
Beginning of period	26,868,315,414	9,436,285,759
End of period	$31,896,147,983	$26,868,315,414
See Notes which are an integral part of the Financial Statements
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22

Notes to Financial Statements
January 31, 2020 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Prime Cash Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers nine classes of shares: Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares. The Financial Highlights of the Automated Shares, Class R Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interests of the Fund.
Effective January 18, 2019, the Fund began offering Advisor Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Most securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value
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23

evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursement of $14,365,449 is disclosed in various locations in this Note 2 and Note 4. For the six months ended January 31, 2020, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Automated Shares	$832,640	$—
Class R Shares	57,821	—
Wealth Shares	1,107,335	(100)
Advisor Shares	19,769	—
Service Shares	180,577	—
Cash II Shares	586,433	(518)
Cash Series Shares	19,015	(470)
Capital Shares	36,629	—
Trust Shares	207,378	(3)
TOTAL	$3,047,597	$(1,091)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Hermes, Inc. A financial intermediary affiliated with management of Federated Hermes, Inc. received $52,481 of other service fees for the six months ended January 31, 2020. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2020, other service fees for the Fund were as follows:
Other Service Fees Incurred
Automated Shares	$2,121,613
Class R Shares	55,071
Service Shares	3,956,364
Cash II Shares	1,351,480
Cash Series Shares	44,302
Capital Shares	321,297
Trust Shares	4,543,187
TOTAL	$12,393,314
For the six months ended January 31, 2020, the Fund's Wealth Shares and Advisor Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2020, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	817,475,536	$817,475,536	2,586,946,546	$2,586,976,145
Shares issued to shareholders in payment of distributions declared	13,027,624	13,027,624	25,918,844	25,918,844
Shares redeemed	(899,910,520)	(899,910,520)	(1,310,023,803)	(1,310,023,803)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	(69,407,360)	$(69,407,360)	1,302,841,587	$1,302,871,186

	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	9,398,500	$9,398,500	34,908,755	$34,908,798
Shares issued to shareholders in payment of distributions declared	210,890	210,890	629,102	629,102
Shares redeemed	(8,232,395)	(8,232,395)	(33,671,231)	(33,671,231)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	1,376,995	$1,376,995	1,866,626	$1,866,669
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27

	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	14,679,869,779	$14,679,869,779	25,633,683,302	$25,633,683,302
Shares issued to shareholders in payment of distributions declared	167,033,602	167,033,602	226,374,442	226,374,442
Shares redeemed	(10,632,216,620)	(10,632,216,620)	(14,768,574,598)	(14,768,575,207)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	4,214,686,761	$4,214,686,761	11,091,483,146	$11,091,482,537

	Six Months Ended 1/31/2020		Period Ended 7/31/2019[1]
Advisor Shares:	Shares	Amount	Shares	Amount
Shares sold	416,542,058	$416,542,058	371,071,208	$371,071,208
Shares issued to shareholders in payment of distributions declared	3,257,194	3,257,194	1,355,058	1,355,058
Shares redeemed	(389,864,778)	(389,864,778)	(96,141,997)	(96,171,899)
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	29,934,474	$29,934,474	276,284,269	$276,254,367

	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,666,172,857	$2,666,172,857	6,557,740,411	$6,557,743,267
Shares issued to shareholders in payment of distributions declared	24,629,207	24,629,207	44,731,226	44,731,226
Shares redeemed	(2,009,447,066)	(2,009,447,067)	(5,645,126,628)	(5,645,126,628)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	681,354,998	$681,354,997	957,345,009	$957,347,865

	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	930,075,403	$930,075,403	1,771,628,327	$1,771,630,422
Shares issued to shareholders in payment of distributions declared	6,410,856	6,410,856	16,886,647	16,886,647
Shares redeemed	(887,029,843)	(887,029,843)	(1,743,497,551)	(1,743,497,551)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	49,456,416	$49,456,416	45,017,423	$45,019,518
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28

	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	30,306,657	$30,306,657	75,300,630	$75,300,712
Shares issued to shareholders in payment of distributions declared	181,318	181,318	391,139	391,139
Shares redeemed	(27,019,376)	(27,019,376)	(72,814,401)	(72,814,401)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	3,468,599	$3,468,599	2,877,368	$2,877,450

	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	327,782,911	$327,782,911	916,067,161	$916,067,441
Shares issued to shareholders in payment of distributions declared	5,301,967	5,301,967	12,265,697	12,265,697
Shares redeemed	(365,646,868)	(365,646,868)	(657,071,466)	(657,071,466)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(32,561,990)	$(32,561,990)	271,261,392	$271,261,672

	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,074,222,854	$1,074,222,854	3,774,162,646	$3,774,162,646
Shares issued to shareholders in payment of distributions declared	25,150,447	25,150,447	33,682,916	33,682,916
Shares redeemed	(949,800,326)	(949,800,326)	(324,814,090)	(324,818,433)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	149,572,975	$149,572,975	3,483,031,472	$3,483,027,129
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	5,027,881,868	$5,027,881,867	17,432,008,292	$17,432,008,393
1	Reflects operations for the period from January 18, 2019 to July 31, 2019.
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2020, the Adviser voluntarily waived $14,329,045 of its fee and voluntarily reimbursed $1,091 of transfer agent fees.
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The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended January 31, 2020, the Adviser reimbursed $6,393.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class R Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class R Shares	0.50%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2020, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class R Shares	$111,997	$(11,200)
Cash II Shares	1,892,199	—
Cash Series Shares	106,325	(17,720)
Trust Shares	4,543,187	—
TOTAL	$6,653,708	$(28,920)
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When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2020, FSC retained $76,390 fees paid by the Fund.
Other Service Fees
For the six months ended January 31, 2020, FSSC received $45,278 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) and the Fund's share of fees and expenses of the investments in affiliated funds paid by the Fund's Automated Shares, Class R Shares, Wealth Shares, Advisor Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55%, 1.15%, 0.20%, 0.20% 0.45%, 0.90%, 1.05%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. CONCENTRATION OF RISK
A substantial portion of the Fund's portfolio may be comprised of securities deemed by the Adviser to be in similar sectors. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
6. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also
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requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of January 31, 2020, the Fund had no outstanding loans. During the six months ended January 31, 2020, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2020, there were no outstanding loans. During the six months ended January 31, 2020, the program was not utilized.
8. SUBSEQUENT EVENT
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains, workflow operations and customer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and result in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including Fund service providers) and the market in general in significant and unforeseen ways. Any such impact could adversely affect the Fund's performance.
Effective on or about June 29, 2020, the name of the Trust and Fund will change to Federated Hermes Money Market Obligations Trust and Federated Hermes Prime Cash Obligations Fund, respectively.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2019 to January 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2019	Ending Account Value 1/31/2020	Expenses Paid During Period[1]
Actual	$1,000	$1,009.50	$1.01
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.10	$1.02
1	Expenses are equal to the Fund's Wealth Shares annualized net expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period).
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Evaluation and Approval of Advisory Contract–May 2019
Federated Prime Cash Obligations Fund (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
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adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
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regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
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For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board
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as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund's performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
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Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any
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applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC's website at www.sec.gov. You may access Form N-MFP via the link to the Fund and share class name at www.FederatedInvestors.com.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Prime Cash Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N625
Q453567 (3/20)
© 2020 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2020
Share Class | Ticker	Institutional | POIXX	Service | PRSXX	Capital | POPXX

Federated Institutional Prime Obligations Fund

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)– Federated Institutional Prime Obligations Fund
At January 31, 2020, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Other Repurchase Agreements and Repurchase Agreements	36.1%
Variable Rate Instruments	27.8%
Commercial Paper	20.4%
Bank Instruments	15.7%
Asset-Backed Securities	0.3%
Corporate Bond	0.2%
Other Assets and Liabilities—Net[2]	(0.5)%
TOTAL	100.0%
At January 31, 2020, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days[4]	53.5%
8-30 Days	18.2%
31-90 Days	20.3%
91-180 Days	7.5%
181 Days or more	1.0%
Other Assets and Liabilities—Net[2]	(0.5)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 28.4% of the Fund's portfolio.
Semi-Annual Shareholder Report
1

Portfolio of Investments– Federated Institutional Prime Obligations Fund
January 31, 2020 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITIES—0.3%
		Finance - Automotive—0.2%
$25,880,547		AmeriCredit Automobile Receivables Trust 2019-3, Class A1, 2.179%, 9/18/2020	$25,885,844
11,628,518		World Omni Select Auto Trust 2019-A, Class A1, 2.121%, 10/15/2020	11,631,482
		TOTAL	37,517,326
		Finance - Equipment—0.1%
15,907,066		Ascentium Equipment Receivables 2019-2 Trust, Class A1, 2.150%, 11/10/2020	15,907,512
14,511,292		CNH Equipment Trust 2019-B, Class A1, 2.565%, 6/12/2020	14,516,037
		TOTAL	30,423,549
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $67,927,422)	67,940,875
		CERTIFICATES OF DEPOSIT—13.4%
		Finance - Banking—13.4%
175,000,000		Bank of Montreal, 2.690% - 2.700%, 3/9/2020 - 3/19/2020	175,222,902
35,000,000		Credit Suisse AG, 2.000%, 4/1/2020	35,016,876
829,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 2.070% - 2.200%, 2/18/2020 - 4/6/2020	827,448,629
320,000,000		MUFG Bank Ltd., 1.850% - 2.080%, 2/14/2020 - 7/9/2020	320,133,388
255,000,000		MUFG Bank Ltd., 1.910% - 2.080%, 2/10/2020 - 5/7/2020	255,036,051
625,000,000		Mizuho Bank Ltd., 1.820% - 1.970%, 2/10/2020 - 4/14/2020	624,894,886
50,000,000		Mizuho Bank Ltd., 1.920%, 2/28/2020	50,000,000
100,000,000		Sumitomo Mitsui Banking Corp., 1.730%, 5/4/2020	100,000,000
480,000,000		Sumitomo Mitsui Banking Corp., 1.930% - 2.010%, 2/11/2020 - 4/29/2020	480,174,009
50,000,000		Sumitomo Mitsui Banking Corp., 2.240%, 2/3/2020	49,993,848
133,000,000		Sumitomo Mitsui Trust Bank Ltd., 1.750% - 2.150%, 2/13/2020 - 5/29/2020	133,013,076
150,000,000		Sumitomo Mitsui Trust Bank Ltd., 1.900% - 2.000%, 2/11/2020 - 3/26/2020	150,000,000
99,600,000		Toronto Dominion Bank, 2.100%, 2/6/2020	99,600,000
200,000,000		Wells Fargo Bank International, 1.860% - 1.950%, 6/2/2020 - 7/9/2020	200,034,858
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $3,499,854,758)	3,500,568,523
	[1]	COMMERCIAL PAPER—20.4%
		Finance - Banking—4.8%
110,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 1.930%, 4/1/2020	110,050,454
Semi-Annual Shareholder Report
2

Principal Amount			Value
	[1]	COMMERCIAL PAPER—continued
		Finance - Banking—continued
$100,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 1.950%, 5/1/2020	$100,062,345
79,000,000		Antalis S.A., (Societe Generale, Paris LIQ), 1.620%, 2/4/2020	78,989,335
125,000,000		BPCE SA, 1.959%, 3/26/2020	124,634,375
155,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.936% - 2.648%, 2/7/2020 - 10/9/2020	154,077,806
100,000,000		Credit Suisse AG, 1.919%, 4/2/2020	99,706,878
190,000,000		LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 1.811% - 1.912%, 3/20/2020 - 5/7/2020	189,370,122
110,000,000		MUFG Bank Ltd., 2.061%, 2/3/2020 - 2/10/2020	109,967,700
95,266,000		Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 2.033%, 2/4/2020	95,249,964
46,500,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 1.860% - 1.980%, 2/20/2020 - 4/16/2020	46,421,036
100,000,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 1.893%, 3/30/2020	99,697,111
50,000,000		National Australia Bank Ltd., Melbourne, 2.670%, 3/19/2020	49,894,134
		TOTAL	1,258,121,260
		Finance - Commercial—1.8%
50,000,000		Atlantic Asset Securitization LLC, 1.871%, 5/5/2020	49,769,493
5,000,000		CRC Funding, LLC, 2.061%, 2/5/2020	4,998,867
50,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 1.730%, 5/29/2020	50,000,000
100,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 1.830%, 5/18/2020	100,015,710
30,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 1.860%, 5/6/2020	30,008,419
40,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 1.900%, 5/5/2020	40,015,518
50,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 1.920%, 4/3/2020	50,018,392
140,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.013%, 2/7/2020	139,953,334
		TOTAL	464,779,733
		Finance - Retail—4.8%
50,000,000		Barton Capital S.A., 1.704%, 3/27/2020	49,870,139
149,000,000		Chariot Funding LLC, 2.720% - 2.723%, 3/2/2020 - 3/9/2020	148,752,409
30,000,000		Old Line Funding, LLC, 1.867%, 7/13/2020	29,765,070
64,000,000		Old Line Funding, LLC, 1.900%, 7/8/2020	63,518,336
101,000,000		Old Line Funding, LLC, 1.918% - 2.061%, 2/13/2020 - 6/29/2020	100,650,291
50,000,000		Old Line Funding, LLC, 2.019%, 4/3/2020	49,858,075
684,000,000		Sheffield Receivables Company LLC, 1.812% - 2.034%, 2/19/2020 - 5/27/2020	681,653,491
Semi-Annual Shareholder Report
3

Principal Amount			Value
	[1]	COMMERCIAL PAPER—continued
		Finance - Retail—continued
$90,000,000		Starbird Funding Corp., 1.707%, 5/1/2020	$89,608,472
25,000,000		Thunder Bay Funding, LLC, 2.000%, 4/6/2020	24,924,834
		TOTAL	1,238,601,117
		Finance - Securities—5.3%
103,500,000		Anglesea Funding LLC, 1.929% - 2.095%, 2/3/2020 - 2/13/2020	103,448,751
100,000,000		Chesham Finance LLC Series III, (Societe Generale, Paris COL), 1.620%, 2/6/2020	99,977,500
100,000,000		Chesham Finance LLC Series VII, 1.621% - 1.909%, 2/6/2020 - 3/30/2020	99,835,694
95,000,000		Collateralized Commercial Paper Co. LLC, 2.021% - 2.133%, 2/10/2020 - 3/12/2020	94,907,519
407,750,000		Collateralized Commercial Paper FLEX Co., LLC, 1.850% - 2.144%, 2/10/2020 - 8/7/2020	405,515,059
235,000,000		Collateralized Commercial Paper V Co. LLC, 1.850% - 1.913%, 3/23/2020 - 8/6/2020	234,301,262
145,000,000		Great Bridge Capital Co., LLC, 1.805% - 2.037%, 2/7/2020 - 3/17/2020	144,835,678
188,000,000		Ridgefield Funding Company, LLC Series A, 1.912% - 2.146%, 2/7/2020 - 3/19/2020	187,784,350
		TOTAL	1,370,605,813
		Insurance—0.3%
75,000,000		PRICOA Short Term Funding, LLC, 1.877%, 7/6/2020	74,444,285
		Sovereign—3.4%
135,000,000		Caisse des Depots et Consignations (CDC), 2.030%, 3/12/2020	134,698,501
69,000,000		Erste Abwicklungsanstalt, 2.051%, 2/12/2020	68,957,201
100,000,000		European Investment Bank, 1.958%, 6/1/2020	99,451,339
595,000,000		Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 1.708% - 2.091%, 2/28/2020 - 5/15/2020	593,665,859
		TOTAL	896,772,900
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $5,302,199,325)	5,303,325,108
		CORPORATE BOND—0.2%
		Finance - Banking—0.2%
44,488,000		Westpac Banking Corp. Ltd., Sydney, Sr. Unsecd. Note, 2.150%, 3/6/2020 (IDENTIFIED COST $44,467,246)	44,506,240
	[2]	NOTES - VARIABLE—27.8%
		Aerospace/Auto—0.3%
74,000,000		Toyota Credit Canada, Inc., (Toyota Motor Corp. Support Agreement), 1.862% (1-month USLIBOR +0.170%), 2/10/2020	74,011,913
Semi-Annual Shareholder Report
4

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—24.5%
$100,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 1.811% (3-month USLIBOR +0.150%), 2/26/2020	$100,000,000
100,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 1.834% (1-month USLIBOR +0.150%), 2/12/2020	100,000,000
123,000,000		Bank of Montreal, 1.931% (3-month USLIBOR +0.100%), 5/12/2020	123,024,103
70,000,000		Bank of Montreal, 1.941% (1-month USLIBOR +0.160%), 2/3/2020	70,018,941
100,000,000		Bank of Montreal, 1.970% (Effective Fed Funds +0.370%), 2/3/2020	100,100,463
120,000,000		Bank of Montreal, 1.974% (1-month USLIBOR +0.240%), 2/6/2020	120,085,476
100,000,000		Bank of Montreal, 2.020% (3-month USLIBOR +0.120%), 3/4/2020	100,057,341
100,000,000		Bank of Montreal, 2.035% (3-month USLIBOR +0.130%), 2/18/2020	100,069,787
100,000,000		Bank of Montreal, 2.045% (3-month USLIBOR +0.140%), 2/13/2020	100,076,694
50,000,000		Bank of Montreal, 2.188% (3-month USLIBOR +0.340%), 4/14/2020	50,069,081
180,000,000		Bank of Nova Scotia, Toronto, 1.820% (1-month USLIBOR +0.160%), 2/28/2020	180,036,007
149,500,000		Bank of Nova Scotia, Toronto, 1.824% (1-month USLIBOR +0.170%), 2/18/2020	149,531,736
74,500,000		Bank of Nova Scotia, Toronto, 1.870% (Effective Fed Funds +0.270%), 2/3/2020	74,530,132
99,500,000		Bank of Nova Scotia, Toronto, 1.870% (Effective Fed Funds +0.270%), 2/3/2020	99,541,738
200,000,000		Bank of Nova Scotia, Toronto, 1.890% (Effective Fed Funds +0.290%), 2/3/2020	200,103,548
100,000,000		Bank of Nova Scotia, Toronto, 1.909% (1-month USLIBOR +0.210%), 2/11/2020	100,024,751
125,000,000		Bank of Nova Scotia, Toronto, 1.910% (3-month USLIBOR +0.140%), 4/30/2020	125,091,494
50,000,000		Bank of Nova Scotia, Toronto, 1.912% (1-month USLIBOR +0.220%), 2/10/2020	50,016,770
40,000,000		Bank of Nova Scotia, Toronto, 1.912% (1-month USLIBOR +0.220%), 2/10/2020	40,013,416
65,000,000		Bank of Nova Scotia, Toronto, 1.960% (Effective Fed Funds +0.360%), 2/3/2020	65,059,195
100,000,000		Bank of Nova Scotia, Toronto, 1.960% (Effective Fed Funds +0.360%), 2/3/2020	100,091,504
55,000,000		Bank of Nova Scotia, Toronto, 1.969% (3-month USLIBOR +0.150%), 4/1/2020	55,042,737
50,000,000		Bank of Nova Scotia, Toronto, 2.000% (Effective Fed Funds +0.400%), 2/3/2020	50,060,761
20,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.851% (1-month USLIBOR +0.190%), 2/25/2020	20,002,714
60,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.856% (1-month USLIBOR +0.180%), 2/17/2020	60,003,680
Semi-Annual Shareholder Report
5

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.864% (1-month USLIBOR +0.180%), 2/11/2020	$49,997,070
40,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.877% (1-month USLIBOR +0.200%), 2/10/2020	40,000,000
60,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.956% (3-month USLIBOR +0.150%), 4/23/2020	60,046,993
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.972% (3-month USLIBOR +0.100%), 3/30/2020	50,022,208
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.981% (1-month USLIBOR +0.200%), 2/3/2020	50,010,789
35,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.991% (1-month USLIBOR +0.210%), 2/3/2020	35,008,574
65,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.017% (3-month USLIBOR +0.130%), 2/28/2020	65,042,251
54,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.030% (3-month USLIBOR +0.130%), 3/17/2020	54,033,512
30,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.125% (3-month USLIBOR +0.190%), 3/25/2020	30,030,346
100,000,000		Canadian Imperial Bank of Commerce, 1.854% (1-month USLIBOR +0.170%), 2/11/2020	100,046,172
140,000,000		Canadian Imperial Bank of Commerce, 1.860% (Effective Fed Funds +0.260%), 2/3/2020	140,048,783
75,000,000		Canadian Imperial Bank of Commerce, 1.860% (Effective Fed Funds +0.260%), 2/3/2020	75,028,165
25,000,000		Canadian Imperial Bank of Commerce, 1.860% (Effective Fed Funds +0.260%), 2/3/2020	25,008,578
20,000,000		Canadian Imperial Bank of Commerce, 1.880% (Effective Fed Funds +0.280%), 2/3/2020	20,005,180
98,500,000		Canadian Imperial Bank of Commerce, 1.950% (Effective Fed Funds +0.350%), 2/3/2020	98,584,201
100,000,000		Canadian Imperial Bank of Commerce, 1.961% (1-month USLIBOR +0.180%), 2/3/2020	100,026,328
100,000,000		Canadian Imperial Bank of Commerce, 1.961% (1-month USLIBOR +0.180%), 2/3/2020	100,040,807
250,000,000		Canadian Imperial Bank of Commerce, 1.964% (1-month USLIBOR +0.250%), 2/4/2020	250,219,345
25,000,000		Canadian Imperial Bank of Commerce, 2.007% (3-month USLIBOR +0.120%), 3/4/2020	25,014,335
150,000,000		Canadian Imperial Bank of Commerce, 2.034% (3-month USLIBOR +0.140%), 2/5/2020	150,111,892
5,635,000		Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 1.650%, 2/6/2020	5,635,000
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC), 1.600%, 2/5/2020	16,700,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$3,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project 2013A, (Bank of America N.A. LOC), 1.640%, 2/6/2020	$3,000,000
7,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project, (Bank of America N.A. LOC), 1.640%, 2/6/2020	7,000,000
7,595,000		Gulf Gate Apartments LLC, Series 2003, (Wells Fargo Bank, N.A. LOC), 1.650%, 2/6/2020	7,595,000
14,920,000		Hamilton Station Park and Ride, Series 2005, (Wells Fargo Bank, N.A. LOC), 1.650%, 2/6/2020	14,920,000
17,570,000		Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 1.650%, 2/5/2020	17,570,000
9,000,000		Michael Dennis Sullivan Irrevocable Trust, (Wells Fargo Bank, N.A. LOC), 1.620%, 2/6/2020	9,000,000
9,780,000		Mike P. Sturdivant, Sr. Family Trust, Series 2016, (Wells Fargo Bank, N.A. LOC), 1.620%, 2/6/2020	9,780,000
125,000,000		National Australia Bank Ltd., Melbourne, 1.841% (1-month USLIBOR +0.160%), 2/20/2020	125,028,150
60,000,000		National Australia Bank Ltd., Melbourne, 1.841% (1-month USLIBOR +0.180%), 2/25/2020	60,021,472
100,000,000		National Australia Bank Ltd., Melbourne, 2.040% (3-month USLIBOR +0.130%), 2/25/2020	100,137,827
100,000,000		National Australia Bank Ltd., Melbourne, 2.045% (3-month USLIBOR +0.100%), 3/30/2020	100,000,000
25,000,000		Pepper I-Prime 2018-2 Trust, Class A1U2, (GTD by National Australia Bank Ltd., Melbourne), 2.221% (1-month USLIBOR +0.480%), 2/13/2020	25,023,462
40,000,000		Pepper I-Prime 2019-1 Trust, Class A1U1, (GTD by National Australia Bank Ltd., Melbourne), 2.090% (1-month USLIBOR +0.350%), 2/14/2020	40,007,748
4,960,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, Series 2003, (U.S. Bank, N.A. LOC), 1.750%, 2/6/2020	4,960,000
45,000,000		Royal Bank of Canada, 1.830% (Secured Overnight Financing Rate +0.250%), 2/3/2020	45,000,000
48,600,000		Royal Bank of Canada, 1.860% (Effective Fed Funds +0.260%), 2/3/2020	48,614,981
50,000,000		Royal Bank of Canada, 1.860% (Effective Fed Funds +0.260%), 2/3/2020	50,017,137
50,000,000		Royal Bank of Canada, 1.860% (Effective Fed Funds +0.260%), 2/3/2020	50,017,137
50,000,000		Royal Bank of Canada, 1.870% (Effective Fed Funds +0.270%), 2/3/2020	50,015,413
100,000,000		Royal Bank of Canada, 1.880% (Effective Fed Funds +0.280%), 2/3/2020	100,022,960
20,000,000		Royal Bank of Canada, 1.880% (Effective Fed Funds +0.280%), 2/3/2020	20,006,087
Semi-Annual Shareholder Report
7

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$20,000,000		Royal Bank of Canada, 1.894% (1-month USLIBOR +0.160%), 2/5/2020	$20,000,000
50,000,000		Royal Bank of Canada, 1.900% (Effective Fed Funds +0.350%), 2/3/2020	50,042,896
50,000,000		Royal Bank of Canada, 1.900% (Secured Overnight Financing Rate +0.320%), 2/3/2020	49,986,110
40,000,000		Royal Bank of Canada, 1.910% (Effective Fed Funds +0.310%), 2/3/2020	40,024,523
15,000,000		SSAB AB (publ), Series 2014-B, (Credit Agricole Corporate and Investment Bank LOC), 1.620%, 2/6/2020	15,000,000
20,000,000		SSAB AB (publ), Series 2015-B, (Nordea Bank Abp LOC), 1.620%, 2/6/2020	20,000,000
18,965,000		Salem Green, LLP, Salem Green Apartments Project, Series 2010, (Wells Fargo Bank, N.A. LOC), 1.650%, 2/6/2020	18,965,000
720,000		St. Andrew United Methodist Church, Series 2004, (Wells Fargo Bank, N.A. LOC), 1.700%, 2/6/2020	720,000
100,000,000		Sumitomo Mitsui Banking Corp., 1.910% (Secured Overnight Financing Rate +0.330%), 2/3/2020	100,046,251
25,000,000		Toronto Dominion Bank, 1.854% (1-month USLIBOR +0.200%), 2/19/2020	25,003,113
50,000,000		Toronto Dominion Bank, 1.859% (1-month USLIBOR +0.200%), 2/24/2020	50,006,916
75,000,000		Toronto Dominion Bank, 1.870% (Effective Fed Funds +0.270%), 2/3/2020	75,031,032
100,000,000		Toronto Dominion Bank, 1.880% (Effective Fed Funds +0.280%), 2/3/2020	100,046,537
35,000,000		Toronto Dominion Bank, 1.920% (Effective Fed Funds +0.320%), 2/3/2020	35,024,005
50,000,000		Toronto Dominion Bank, 1.920% (Effective Fed Funds +0.320%), 2/3/2020	50,033,443
75,000,000		Toronto Dominion Bank, 1.950% (Effective Fed Funds +0.350%), 2/3/2020	75,064,738
40,000,000		Toronto Dominion Bank, 2.049% (3-month USLIBOR +0.140%), 2/13/2020	40,030,679
150,000,000		Toronto Dominion Bank, 2.090% (3-month USLIBOR +0.190%), 4/6/2020	150,150,234
75,000,000		Toronto Dominion Bank, 2.151% (3-month USLIBOR +0.190%), 3/30/2020	75,077,505
5,000,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 1.650%, 2/5/2020	5,000,000
150,000,000		Westpac Banking Corp. Ltd., Sydney, 1.880% (Effective Fed Funds +0.280%), 2/3/2020	150,000,000
127,200,000		Westpac Banking Corp. Ltd., Sydney, 1.900% (Effective Fed Funds +0.300%), 2/3/2020	127,200,000
Semi-Annual Shareholder Report
8

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$100,000,000		Westpac Banking Corp. Ltd., Sydney, 2.037% (3-month USLIBOR +0.150%), 3/4/2020	$100,082,074
130,000,000		Westpac Banking Corp. Ltd., Sydney, 2.037% (3-month USLIBOR +0.150%), 3/9/2020	130,107,992
100,000,000		Westpac Banking Corp. Ltd., Sydney, 2.038% (3-month USLIBOR +0.150%), 3/4/2020	100,082,066
6,485,000		Yeshivas Novominsk, Series 2008, (TD Bank, N.A. LOC), 1.630%, 2/6/2020	6,485,000
		TOTAL	6,370,260,086
		Finance - Commercial—0.2%
45,000,000		Atlantic Asset Securitization LLC, 1.818% (1-month USLIBOR +0.160%), 2/18/2020	44,996,362
		Finance - Retail—0.9%
25,000,000		Chariot Funding LLC, 1.971% (1-month USLIBOR +0.190%), 2/3/2020	25,004,624
50,000,000		Old Line Funding, LLC, 1.920% (Effective Fed Funds +0.320%), 2/3/2020	50,004,868
75,000,000		Old Line Funding, LLC, 1.964% (1-month USLIBOR +0.250%), 2/7/2020	75,070,033
25,000,000		Old Line Funding, LLC, 2.040% (3-month USLIBOR +0.130%), 11/19/2020	25,001,700
67,500,000		Thunder Bay Funding, LLC, 1.920% (Effective Fed Funds +0.320%), 2/3/2020	67,508,088
		TOTAL	242,589,313
		Finance - Securities—1.2%
100,000,000		Anglesea Funding LLC, (Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Societe Generale, Paris COL), 1.910% (1-month USLIBOR +0.250%), 2/24/2020	100,000,000
37,000,000		Anglesea Funding LLC, (Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Societe Generale, Paris COL), 1.934% (1-month USLIBOR +0.250%), 2/13/2020	37,000,000
35,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 1.815% (1-month USLIBOR +0.160%), 3/2/2020	35,000,001
50,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 1.981% (1-month USLIBOR +0.200%), 2/3/2020	50,007,303
43,500,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 2.039% (3-month USLIBOR +0.130%), 2/12/2020	43,516,602
40,000,000		Glencove Funding LLC, (JPMorgan Chase Bank, N.A. COL), 2.037% (3-month USLIBOR +0.120%), 2/26/2020	40,000,000
24,500,000		Glencove Funding LLC, (JPMorgan Chase Bank, N.A. COL), 2.037% (3-month USLIBOR +0.120%), 2/26/2020	24,500,000
		TOTAL	330,023,906
		Government Agency—0.7%
9,015,000		Austen Children's Gift Trust, (FHLB of Dallas LOC), 1.620%, 2/6/2020	9,015,000
Semi-Annual Shareholder Report
9

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Government Agency—continued
$5,445,000		Design Center LLC, (FHLB of Pittsburgh LOC), 1.620%, 2/6/2020	$5,445,000
27,100,000		Fiddyment Ranch Apartments LP, Series 2017-A Fiddyment Ranch Apartments, (FHLB of San Francisco LOC), 1.763%, 2/6/2020	27,100,000
27,100,000		Fiddyment Ranch Apartments LP, Series 2017-B Fiddyment Ranch Apartments, (FHLB of San Francisco LOC), 1.763%, 2/6/2020	27,100,000
32,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 1.620%, 2/6/2020	32,000,000
16,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 1.620%, 2/6/2020	16,000,000
5,780,000		Herman & Kittle Capital, LLC, Canterbury House Apartments-Lebanon Project Series 2005, (FHLB of Cincinnati LOC), 1.620%, 2/6/2020	5,780,000
4,270,000		Jim Brooks Irrevocable Trust, (FHLB of Dallas LOC), 1.600%, 2/5/2020	4,270,000
3,655,000		Karyn Brooks Descendants Trust, (FHLB of Dallas LOC), 1.600%, 2/6/2020	3,655,000
6,380,000		MHF DKF Insurance Trust, (FHLB of Dallas LOC), 1.620%, 2/6/2020	6,380,000
17,030,000		Mohr Green Associates L.P., 2012-A, (FHLB of San Francisco LOC), 1.620%, 2/6/2020	17,030,000
19,640,000		OSL Santa Rosa Fountaingrove LLC, (FHLB of San Francisco LOC), 1.620%, 2/6/2020	19,640,000
5,010,000		R.J. Brooks Jr. Irrevocable Trust, (FHLB of Dallas LOC), 1.600%, 2/5/2020	5,010,000
5,740,000		The Leopold Family Insurance Trust, (FHLB of Dallas LOC), 1.620%, 2/6/2020	5,740,000
5,975,000		The Thompson 2018 Family Trust, (FHLB of Dallas LOC), 1.600%, 2/6/2020	5,975,000
		TOTAL	190,140,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $7,248,819,078)	7,252,021,580
		TIME DEPOSITS—2.3%
		Finance - Banking—2.3%
300,000,000		ABN Amro Bank NV, 1.580%, 2/3/2020	300,000,000
300,000,000		Australia & New Zealand Banking Group, Melbourne, 1.630%, 2/3/2020	300,000,000
		TOTAL TIME DEPOSITS (IDENTIFIED COST $600,000,000)	600,000,000
Semi-Annual Shareholder Report
10

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—15.9%
	Finance - Banking—15.9%
$140,000,000	BMO Capital Markets Corp., 1.68%, dated 1/15/2020, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,210,000 on 2/14/2020, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium term notes with a market value of $153,290,112 have been received as collateral and held with BNY Mellon as tri-party agent.	$140,000,000
50,000,000	BMO Capital Markets Corp., 1.68%, dated 1/31/2020, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,007,000 on 2/3/2020, in which asset-backed securities, collateralized mortgage obligations and medium term notes with a market value of $51,108,348 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
25,000,000	BMO Capital Markets Corp., 1.75%, dated 1/31/2020, interest in a $25,000,000 collateralized loan agreement will repurchase securities provided as collateral for $25,021,875 on 2/18/2020, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium term notes with a market value of $25,503,719 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
45,000,000	BMO Capital Markets Corp., 1.75%, dated 1/31/2020, interest in a $45,000,000 collateralized loan agreement will repurchase securities provided as collateral for $45,052,500 on 2/24/2020, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium term notes with a market value of $45,906,694 have been received as collateral and held with BNY Mellon as tri-party agent.	45,000,000
100,000,000	BNP Paribas SA, 1.71%, dated 1/31/2020, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,021,375 on 2/3/2020, in which asset-backed securities, medium term notes and sovereign with a market value of $153,022,447 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
38,400,000	Citigroup Global Markets, Inc., 2.08%, dated 1/31/2020, interest in a $40,000,000 collateralized loan agreement will repurchase securities provided as collateral for $40,006,933 on 2/3/2020, in which medium term notes securities with a market value of $40,807,073 have been received as collateral and held with BNY Mellon as tri-party agent.	38,400,000
25,000,000	Citigroup Global Markets, Inc., 2.14%, dated 11/19/2019, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,819,329 on 5/21/2020, in which medium term notes and sovereign securities with a market value of $76,651,853 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
Semi-Annual Shareholder Report
11

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$95,000,000	Citigroup Global Markets, Inc., 2.19%, dated 11/19/2019, interest in a $145,000,000 collateralized loan agreement will repurchase securities provided as collateral for $146,621,092 on 5/21/2020, in which asset-backed securities, collateralized mortgage obligations and medium term notes with a market value of $148,200,156 have been received as collateral and held with BNY Mellon as tri-party agent.	$95,000,000
975,000,000	Credit Agricole CIB Paris, 1.78%, dated 1/13/2020, interest in a $2,000,000,000 collateralized loan agreement will repurchase securities provided as collateral for $2,000,692,222 on 2/10/2020, in which corporate bonds, medium term notes and sovereign with a market value of $2,040,302,600 have been received as collateral and held with BNY Mellon as tri-party agent.	975,000,000
25,000,000	HSBC Securities (USA), Inc., 1.68%, dated 1/31/2020, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,007,000 on 2/3/2020, in which corporate bonds and medium term notes with a market value of $51,000,000 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
55,000,000	HSBC Securities (USA), Inc., 1.78%, dated 1/31/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,014,833 on 2/3/2020, in which corporate bonds with a market value of $102,000,001 have been received as collateral and held with BNY Mellon as tri-party agent.	55,000,000
55,000,000	ING Financial Markets LLC, 1.68%, dated 1/31/2020, interest in a $105,000,000 collateralized loan agreement will repurchase securities provided as collateral for $105,014,700 on 2/3/2020, in which corporate bonds, medium-term notes and sovereign with a market value of $107,114,994 have been received as collateral and held with BNY Mellon as tri-party agent.	55,000,000
125,000,000	J.P. Morgan Securities LLC, 1.78%, dated 1/17/2020, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,395,556 on 2/18/2020, in which corporate bonds, medium-term notes and municipal bonds with a market value of $255,000,000 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
50,000,000	J.P. Morgan Securities LLC, 2.25%, dated 12/18/2019, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $101,143,750 on 6/18/2020, in which asset-backed securities and collateralized mortgage obligations with a market value of $102,000,000 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
50,000,000	MUFG Securities Americas, Inc., 1.70%, dated 1/31/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,014,167 on 2/3/2020, in which municipal bonds with a market value of $102,014,450 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
Semi-Annual Shareholder Report
12

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$150,000,000	MUFG Securities Americas, Inc., 1.78%, dated 1/31/2020, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,044,500 on 2/3/2020, in which corporate bonds and exchange traded funds with a market value of $306,045,391 have been received as collateral and held with BNY Mellon as tri-party agent.	$150,000,000
342,000,000	Mizuho Securities USA, Inc., 2.00%, dated 1/31/2020, interest in a $750,000,000 collateralized loan agreement will repurchase securities provided as collateral for $750,125,000 on 2/3/2020, in which corporate bonds and municipal bonds with a market value of $765,127,501 have been received as collateral and held with BNY Mellon as tri-party agent.	342,000,000
100,000,000	Mizuho Securities USA, Inc., 2.28%, dated 11/7/2019, interest in a $365,000,000 collateralized loan agreement will repurchase securities provided as collateral for $366,410,117 on 3/9/2020, in which asset-backed securities and corporate bonds with a market value of $372,913,055 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
250,000,000	Pershing LLC., 1.78%, dated 11/21/2019, interest in a $500,000,000 collateralized loan agreement will repurchase securities provided as collateral for $500,173,056 on 2/10/2020, in which asset-backed securities, certificate of deposit, commercial paper, common stocks, corporate bonds, exchange traded funds, medium-term notes and municipal bonds with a market value of $510,075,684 have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
400,000,000	Societe Generale, Paris, 1.69%, dated 1/31/2020, interest in a $700,000,000 collateralized loan agreement will repurchase securities provided as collateral for $700,098,583 on 2/3/2020, in which asset-backed securities, commercial paper, corporate bonds, medium-term notes, Sovereign and treasury notes with a market value of $714,248,890 have been received as collateral and held with BNY Mellon as tri-party agent.	400,000,000
306,000,000	Societe Generale, Paris, 1.76%, dated 1/31/2020, interest in a $550,000,000 collateralized loan agreement will repurchase securities provided as collateral for $550,080,667 on 2/3/2020, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $561,082,395 have been received as collateral and held with BNY Mellon as tri-party agent.	306,000,000
50,000,000	Societe Generale, Paris, 1.88%, dated 1/31/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,161,889 on 3/2/2020, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $102,016,340 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
Semi-Annual Shareholder Report
13

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$100,000,000	Standard Chartered Bank, 1.71%, dated 1/31/2020, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,028,500 on 2/3/2020 in which government national mortgage association with a market value of $204,029,070 have been received as collateral and held with BNY Mellon as tri-party agent.	$100,000,000
80,000,000	Wells Fargo Securities LLC, 1.74%, dated 1/28/2020, interest in a $80,000,000 collateralized loan agreement will repurchase securities provided as collateral for $80,027,067 on 2/4/2020, in which convertible bonds with a market value of $81,623,664 have been received as collateral and held with BNY Mellon as tri-party agent.	80,000,000
50,000,000	Wells Fargo Securities LLC, 1.78%, dated 1/31/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,014,833 on 2/3/2020, in which convertible bonds with a market value of $102,015,131 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
150,000,000	Wells Fargo Securities LLC, 2.20%, dated 9/24/2019, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,825,000 on 4/20/2020, in which convertible bonds with a market value of $153,122,103 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
80,000,000	Wells Fargo Securities LLC, 2.23%, dated 1/16/2020, interest in a $80,000,000 collateralized loan agreement will repurchase securities provided as collateral for $80,446,000 on 4/15/2020, in which collateralized mortgage obligations and corporate bonds with a market value of $81,690,984 have been received as collateral and held with BNY Mellon as tri-party agent.	80,000,000
100,000,000	Wells Fargo Securities LLC, 2.25%, dated 12/10/2019, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,562,500 on 4/8/2020, in which asset-backed securities with a market value of $102,159,375 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
120,000,000	Wells Fargo Securities LLC, 2.25%, dated 12/10/2019, interest in a $120,000,000 collateralized loan agreement will repurchase securities provided as collateral for $120,675,000 on 4/8/2020, in which convertible bonds with a market value of $122,591,251 have been received as collateral and held with BNY Mellon as tri-party agent.	120,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $4,131,400,000)	4,131,400,000
Semi-Annual Shareholder Report
14

Principal Amount		Value
	REPURCHASE AGREEMENTS—20.2%
	Finance - Banking—20.2%
$150,000,000	Interest in $350,000,000 joint repurchase agreement 1.60%, dated 1/31/2020 under which Bank of Montreal will repurchase securities provided as collateral for $350,046,667 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/1/2050 and the market value of those underlying securities was $358,865,761.	$150,000,000
1,000,000,000	Repurchase agreement 1.60%, dated 1/31/2020 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,000,133,333 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/20/2069 and the market value of those underlying securities was $1,022,932,706.	1,000,000,000
500,000,000	Repurchase agreement 1.60%, dated 1/31/2020 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $500,066,667 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/20/2049 and the market value of those underlying securities was $510,068,001.	500,000,000
500,000,000	Interest in $1,000,000,000 joint repurchase agreement 1.60%, dated 1/31/2020 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $1,000,133,333 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2050 and the market value of those underlying securities was $1,020,000,000.	500,000,000
1,000,000,000	Interest in $1,500,000,000 joint repurchase agreement 1.60%, dated 1/31/2020 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,500,200,000 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2050 and the market value of those underlying securities was $1,543,116,413.	1,000,000,000
1,000,000,000	Interest in $3,000,000,000 joint repurchase agreement 1.58%, dated 1/31/2020 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,395,000 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2027 and the market value of those underlying securities was $3,083,160,911.	1,000,000,000
Semi-Annual Shareholder Report
15

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$297,000,000	Interest in $3,000,000,000 joint repurchase agreement 1.60%, dated 1/31/2020 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,400,000 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2049 and the market value of those underlying securities was $3,073,593,901.	$297,000,000
575,000,000	Repurchase agreement 1.59%, dated 1/31/2020 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $575,076,188 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/25/2049 and the market value of those underlying securities was $587,080,309.	575,000,000
245,100,000	Interest in $250,000,000 joint repurchase agreement 1.60%, dated 1/31/2020 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $250,033,333 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2050 and the market value of those underlying securities was $255,034,001.	245,100,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $5,267,100,000)	5,267,100,000
	TOTAL INVESTMENT IN SECURITIES—100.5% (IDENTIFIED COST $26,161,767,829)[3]	26,166,862,326
	OTHER ASSETS AND LIABILITIES - NET—(0.5)%[4]	(135,467,463)
	TOTAL NET ASSETS—100%	$26,031,394,863
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2020.
Semi-Annual Shareholder Report
16

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2020, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
COL	—Collateralized
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Financial Highlights–Institutional Shares Federated Institutional Prime Obligations Fund
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.0004	$1.0003	$1.0003	$1.0000	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0098	0.0239	0.0156	0.0063	0.003	0.000[1]
Net realized and unrealized gain	—	0.0001	0.0000[2]	0.0011	0.001	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0098	0.0240	0.0156	0.0074	0.004	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0098)	(0.0239)	(0.0156)	(0.0063)	(0.003)	(0.000)[1]
Distributions from paid in surplus	—	—	—	(0.0008)	(0.001)	—
TOTAL DISTRIBUTIONS	(0.0098)	(0.0239)	(0.0156)	(0.0071)	(0.004)	(0.000)[1]
Net Asset Value, End of Period	$1.0004	$1.0004	$1.0003	$1.0003	$1.00	$1.00
Total Return[3]	0.98%	2.43%	1.57%	0.66%	0.26%	0.04%
Ratios to Average Net Assets:
Net expenses	0.15%[4]	0.15%	0.17%	0.20%	0.21%	0.20%
Net investment income	1.93%[4]	2.41%	1.62%	0.40%	0.26%	0.04%
Expense waiver/reimbursement[5]	0.13%[4]	0.13%	0.12%	0.10%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$25,877,363	$21,146,776	$10,941,508	$787,309	$21,921,916	$30,806,315
1	Represents less than $0.001.
2	Represents less than $0.0001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Financial Highlights–Service Shares Federated Institutional Prime Obligations Fund
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.0004	$1.0002	$1.0003	$1.0000	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0085	0.0218	0.0134	0.0040	0.001	0.000[1]
Net realized and unrealized gain	—	0.0002	0.0000[2]	0.0012	0.001	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0085	0.0220	0.0134	0.0052	0.002	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0085)	(0.0218)	(0.0135)	(0.0040)	(0.001)	(0.000)[1]
Distributions from paid in surplus	—	—	—	(0.0009)	(0.001)	—
TOTAL DISTRIBUTIONS	(0.0085)	(0.0218)	(0.0135)	(0.0049)	(0.002)	(0.000)[1]
Net Asset Value, End of Period	$1.0004	$1.0004	$1.0002	$1.0003	$1.00	$1.00
Total Return[3]	0.86%	2.22%	1.35%	0.43%	0.07%	0.01%
Ratios to Average Net Assets:
Net expenses	0.40%[4]	0.37%	0.39%	0.45%	0.39%	0.24%
Net investment income	1.68%[4]	2.21%	1.33%	0.13%	0.07%	0.01%
Expense waiver/reimbursement[5]	0.13%[4]	0.13%	0.12%	0.10%	0.15%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$142,370	$93,979	$47,817	$37,873	$1,841,641	$2,881,460
1	Represents less than $0.001.
2	Represents less than $0.0001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Financial Highlights–Capital Shares Federated Institutional Prime Obligations Fund
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.0004	$1.0002	$1.0002	$1.0000	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0096	0.0234	0.0151	0.0058	0.002	0.000[1]
Net realized and unrealized gain	—	0.0002	0.0000[2]	0.0010	0.001	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0096	0.0236	0.0151	0.0068	0.003	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0095)	(0.0234)	(0.0151)	(0.0058)	(0.002)	(0.000)[1]
Distributions from paid in surplus	—	—	—	(0.0008)	(0.001)	—
TOTAL DISTRIBUTIONS	(0.0095)	(0.0234)	(0.0151)	(0.0066)	(0.003)	(0.000)[1]
Net Asset Value, End of Period	$1.0005	$1.0004	$1.0002	$1.0002	$1.00	$1.00
Total Return[3]	0.96%	2.39%	1.52%	0.60%	0.21%	0.01%
Ratios to Average Net Assets:
Net expenses	0.20%[4]	0.20%	0.23%	0.25%	0.26%	0.23%
Net investment income	1.89%[4]	2.31%	1.52%	0.34%	0.22%	0.01%
Expense waiver/reimbursement[5]	0.13%[4]	0.13%	0.12%	0.10%	0.08%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,663	$14,374	$25,206	$14,549	$526,605	$637,721
1	Represents less than $0.001.
2	Represents less than $0.0001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities–
Federated Institutional Prime Obligations Fund
January 31, 2020 (unaudited)
Assets:
Investment in other repurchase agreements and repurchase agreements	$9,398,500,000
Investment in securities	16,768,362,326
Total investment in securities, at value (identified cost $26,161,767,829)		$26,166,862,326
Cash		870,305
Income receivable		31,305,003
TOTAL ASSETS		26,199,037,634
Liabilities:
Payable for investments purchased	135,000,000
Income distribution payable	31,721,591
Capital gain distribution payable	46,596
Payable for investment adviser fee (Note 5)	47,840
Payable for administrative fee (Note 5)	55,818
Payable for Directors'/Trustees' fees (Note 5)	1,868
Accrued expenses (Note 5)	769,058
TOTAL LIABILITIES		167,642,771
Net assets for 26,019,803,970 shares outstanding		$26,031,394,863
Net Assets Consist of:
Paid-in capital		$26,026,320,491
Total distributable earnings		5,074,372
TOTAL NET ASSETS		$26,031,394,863
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$25,877,362,631 ÷ 25,865,834,074 shares outstanding, no par value, unlimited shares authorized		$1.0004
Service Shares:
$142,369,543 ÷ 142,312,847 shares outstanding, no par value, unlimited shares authorized		$1.0004
Capital Shares:
$11,662,689 ÷ 11,657,049 shares outstanding, no par value, unlimited shares authorized		$1.0005
See Notes which are an integral part of the Financial Statements
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Statement of Operations–
Federated Institutional Prime Obligations Fund
Six Months Ended January 31, 2020 (unaudited)
Investment Income:
Interest		$249,620,598
Expenses:
Investment adviser fee (Note 5)	$23,984,455
Administrative fee (Note 5)	9,447,640
Custodian fees	309,990
Transfer agent fee	124,090
Directors'/Trustees' fees (Note 5)	63,052
Auditing fees	12,624
Legal fees	4,829
Portfolio accounting fees	129,404
Other service fees (Notes 2 and 5)	168,706
Share registration costs	173,939
Printing and postage	12,451
Miscellaneous (Note 5)	48,118
TOTAL EXPENSES	34,479,298
Waiver of investment adviser fee (Note 5)	(15,734,632)
Net expenses		18,744,666
Net investment income		230,875,932
Net change in unrealized appreciation of investments		1,522,356
Change in net assets resulting from operations		$232,398,288
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets–
Federated Institutional Prime Obligations Fund
	Six Months Ended (unaudited) 1/31/2020	Year Ended 7/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$230,875,932	$372,519,522
Net realized gain	—	55,250
Net change in unrealized appreciation	1,522,356	2,163,260
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	232,398,288	374,738,032
Distributions to Shareholders:
Automated Shares[1]	—	(2)
Institutional Shares	(229,648,757)	(370,570,446)
Service Shares	(1,137,351)	(1,436,015)
Capital Shares	(164,786)	(528,383)
Trust Shares[2]	—	(9,911)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(230,950,894)	(372,544,757)
Share Transactions:
Proceeds from sale of shares	32,560,657,351	49,590,631,644
Net asset value of shares issued to shareholders in payment of distributions declared	39,236,230	78,813,357
Cost of shares redeemed	(27,825,074,322)	(39,431,593,349)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	4,774,819,259	10,237,851,652
Change in net assets	4,776,266,653	10,240,044,927
Net Assets:
Beginning of period	21,255,128,210	11,015,083,283
End of period	$26,031,394,863	$21,255,128,210
1	On May 17, 2019, Automated Shares were liquidated.
2	On July 30, 2019, Trust Shares were liquidated.
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements–
Federated Institutional Prime Obligations Fund
January 31, 2020 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Institutional Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
On May 17, 2019, the Automated Shares were liquidated.
On July 30, 2019, the Trust Shares were liquidated.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
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■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of each security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The
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Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $15,734,632 is disclosed in Note 5.
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Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended January 31, 2020, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$164,341
Capital Shares	4,365
TOTAL	$168,706
For the six months ended January 31, 2020, the Fund's Institutional Shares did not incur other service fees; however it may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2020, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in
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transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Automated Shares:[1]	Shares	Amount	Shares	Amount
Shares redeemed	—	$—	(100)	$(100)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	—	$—	(100)	$(100)

	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	32,199,064,909	$32,210,638,874	48,952,533,604	$48,966,707,463
Shares issued to shareholders in payment of distributions declared	38,027,809	38,041,771	76,894,192	76,916,497
Shares redeemed	(27,509,692,313)	(27,519,529,827)	(38,829,386,725)	(38,840,532,290)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	4,727,400,405	$4,729,150,818	10,200,041,071	$10,203,091,670

	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	159,615,415	$159,661,360	230,564,297	$230,622,399
Shares issued to shareholders in payment of distributions declared	1,029,738	1,030,063	1,401,043	1,401,450
Shares redeemed	(112,277,421)	(112,310,143)	(185,826,492)	(185,874,390)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	48,367,732	$48,381,280	46,138,848	$46,149,459
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	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	190,287,106	$190,357,117	393,206,796	$393,299,582
Shares issued to shareholders in payment of distributions declared	164,334	164,396	487,051	487,169
Shares redeemed	(193,162,690)	(193,234,352)	(404,527,011)	(404,622,855)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,711,250)	$(2,712,839)	(10,833,164)	$(10,836,104)

	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Trust Shares:[2]	Shares	Amount	Shares	Amount
Shares sold	—	$—	2,199	$2,200
Shares issued to shareholders in payment of distributions declared	—	—	8,239	8,241
Shares redeemed	—	—	(563,492)	(563,714)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	—	$—	(553,054)	$(553,273)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	4,773,056,887	$4,774,819,259	10,234,793,601	$10,237,851,652
1	On May 17, 2019, Automated Shares were liquidated.
2	On July 30, 2019, Trust Shares were liquidated.
4. FEDERAL TAX INFORMATION
At January 31, 2020, the cost of investments for federal tax purposes was $26,161,767,829. The net unrealized appreciation of investments for federal tax purposes was $5,094,497. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,120,348 and net unrealized depreciation from investments for those securities having an excess of cost over value of $25,851.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2020, the Adviser voluntarily waived $15,734,632 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the six months ended January 31, 2020, FSSC received $1,978 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.25% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of January 31, 2020, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
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6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of January 31, 2020, the Fund had no outstanding loans. During the six months ended January 31, 2020, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2020, there were no outstanding loans. During the six months ended January 31, 2020, the program was not utilized.
9. SUBSEQUENT EVENTS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains, workflow operations and customer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and result in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including Fund service providers) and the market in general in significant and unforeseen ways. Any such impact could adversely affect the Fund's performance.
Effective on or about June 30, 2020, the name of the Trust and Fund will change to Federated Hermes Money Market Obligations Trust and Federated Hermes Institutional Prime Obligations Fund, respectively.
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Shareholder Expense Example (unaudited)– Federated Institutional Prime Obligations Fund
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2019 to January 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2019	Ending Account Value 1/31/2020	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,009.80	$0.76[2]
Service Shares	$1,000	$1,008.60	$2.02[3]
Capital Shares	$1,000	$1,009.60	$1.01[4]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.38	$0.76[2]
Service Shares	$1,000	$1,023.13	$2.03[3]
Capital Shares	$1,000	$1,024.13	$1.02[4]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.15%
Service Shares	0.40%
Capital Shares	0.20%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.01 and $1.02, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.27 and $2.29, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Capital Shares current Fee Limit of 0.25% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.26 and $1.27, respectively.
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Evaluation and Approval of Advisory Contract–May 2019
FEDERATED INSTITUTIONAL PRIME OBLIGATIONS FUND (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
Semi-Annual Shareholder Report
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adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
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regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in
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attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund's performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be
Semi-Annual Shareholder Report
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competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or
Semi-Annual Shareholder Report
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to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC's website at www.sec.gov. You may access Form N-MFP via the link to the Fund and share class name at www.FederatedInvestors.com.
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You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Institutional Prime Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N203
CUSIP 60934N708
CUSIP 608919767
Q450200 (3/20)
© 2020 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2020
Share Class | Ticker	Institutional | POIXX

Federated Institutional Prime Obligations Fund

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)– Federated Institutional Prime Obligations Fund
At January 31, 2020, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Other Repurchase Agreements and Repurchase Agreements	36.1%
Variable Rate Instruments	27.8%
Commercial Paper	20.4%
Bank Instruments	15.7%
Asset-Backed Securities	0.3%
Corporate Bond	0.2%
Other Assets and Liabilities—Net[2]	(0.5)%
TOTAL	100.0%
At January 31, 2020, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days[4]	53.5%
8-30 Days	18.2%
31-90 Days	20.3%
91-180 Days	7.5%
181 Days or more	1.0%
Other Assets and Liabilities—Net[2]	(0.5)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 28.4% of the Fund's portfolio.
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Portfolio of Investments– Federated Institutional Prime Obligations Fund
January 31, 2020 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITIES—0.3%
		Finance - Automotive—0.2%
$25,880,547		AmeriCredit Automobile Receivables Trust 2019-3, Class A1, 2.179%, 9/18/2020	$25,885,844
11,628,518		World Omni Select Auto Trust 2019-A, Class A1, 2.121%, 10/15/2020	11,631,482
		TOTAL	37,517,326
		Finance - Equipment—0.1%
15,907,066		Ascentium Equipment Receivables 2019-2 Trust, Class A1, 2.150%, 11/10/2020	15,907,512
14,511,292		CNH Equipment Trust 2019-B, Class A1, 2.565%, 6/12/2020	14,516,037
		TOTAL	30,423,549
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $67,927,422)	67,940,875
		CERTIFICATES OF DEPOSIT—13.4%
		Finance - Banking—13.4%
175,000,000		Bank of Montreal, 2.690% - 2.700%, 3/9/2020 - 3/19/2020	175,222,902
35,000,000		Credit Suisse AG, 2.000%, 4/1/2020	35,016,876
829,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 2.070% - 2.200%, 2/18/2020 - 4/6/2020	827,448,629
320,000,000		MUFG Bank Ltd., 1.850% - 2.080%, 2/14/2020 - 7/9/2020	320,133,388
255,000,000		MUFG Bank Ltd., 1.910% - 2.080%, 2/10/2020 - 5/7/2020	255,036,051
625,000,000		Mizuho Bank Ltd., 1.820% - 1.970%, 2/10/2020 - 4/14/2020	624,894,886
50,000,000		Mizuho Bank Ltd., 1.920%, 2/28/2020	50,000,000
100,000,000		Sumitomo Mitsui Banking Corp., 1.730%, 5/4/2020	100,000,000
480,000,000		Sumitomo Mitsui Banking Corp., 1.930% - 2.010%, 2/11/2020 - 4/29/2020	480,174,009
50,000,000		Sumitomo Mitsui Banking Corp., 2.240%, 2/3/2020	49,993,848
133,000,000		Sumitomo Mitsui Trust Bank Ltd., 1.750% - 2.150%, 2/13/2020 - 5/29/2020	133,013,076
150,000,000		Sumitomo Mitsui Trust Bank Ltd., 1.900% - 2.000%, 2/11/2020 - 3/26/2020	150,000,000
99,600,000		Toronto Dominion Bank, 2.100%, 2/6/2020	99,600,000
200,000,000		Wells Fargo Bank International, 1.860% - 1.950%, 6/2/2020 - 7/9/2020	200,034,858
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $3,499,854,758)	3,500,568,523
	[1]	COMMERCIAL PAPER—20.4%
		Finance - Banking—4.8%
110,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 1.930%, 4/1/2020	110,050,454
Semi-Annual Shareholder Report
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Principal Amount			Value
	[1]	COMMERCIAL PAPER—continued
		Finance - Banking—continued
$100,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 1.950%, 5/1/2020	$100,062,345
79,000,000		Antalis S.A., (Societe Generale, Paris LIQ), 1.620%, 2/4/2020	78,989,335
125,000,000		BPCE SA, 1.959%, 3/26/2020	124,634,375
155,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.936% - 2.648%, 2/7/2020 - 10/9/2020	154,077,806
100,000,000		Credit Suisse AG, 1.919%, 4/2/2020	99,706,878
190,000,000		LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 1.811% - 1.912%, 3/20/2020 - 5/7/2020	189,370,122
110,000,000		MUFG Bank Ltd., 2.061%, 2/3/2020 - 2/10/2020	109,967,700
95,266,000		Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 2.033%, 2/4/2020	95,249,964
46,500,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 1.860% - 1.980%, 2/20/2020 - 4/16/2020	46,421,036
100,000,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 1.893%, 3/30/2020	99,697,111
50,000,000		National Australia Bank Ltd., Melbourne, 2.670%, 3/19/2020	49,894,134
		TOTAL	1,258,121,260
		Finance - Commercial—1.8%
50,000,000		Atlantic Asset Securitization LLC, 1.871%, 5/5/2020	49,769,493
5,000,000		CRC Funding, LLC, 2.061%, 2/5/2020	4,998,867
50,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 1.730%, 5/29/2020	50,000,000
100,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 1.830%, 5/18/2020	100,015,710
30,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 1.860%, 5/6/2020	30,008,419
40,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 1.900%, 5/5/2020	40,015,518
50,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 1.920%, 4/3/2020	50,018,392
140,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.013%, 2/7/2020	139,953,334
		TOTAL	464,779,733
		Finance - Retail—4.8%
50,000,000		Barton Capital S.A., 1.704%, 3/27/2020	49,870,139
149,000,000		Chariot Funding LLC, 2.720% - 2.723%, 3/2/2020 - 3/9/2020	148,752,409
30,000,000		Old Line Funding, LLC, 1.867%, 7/13/2020	29,765,070
64,000,000		Old Line Funding, LLC, 1.900%, 7/8/2020	63,518,336
101,000,000		Old Line Funding, LLC, 1.918% - 2.061%, 2/13/2020 - 6/29/2020	100,650,291
50,000,000		Old Line Funding, LLC, 2.019%, 4/3/2020	49,858,075
684,000,000		Sheffield Receivables Company LLC, 1.812% - 2.034%, 2/19/2020 - 5/27/2020	681,653,491
Semi-Annual Shareholder Report
3

Principal Amount			Value
	[1]	COMMERCIAL PAPER—continued
		Finance - Retail—continued
$90,000,000		Starbird Funding Corp., 1.707%, 5/1/2020	$89,608,472
25,000,000		Thunder Bay Funding, LLC, 2.000%, 4/6/2020	24,924,834
		TOTAL	1,238,601,117
		Finance - Securities—5.3%
103,500,000		Anglesea Funding LLC, 1.929% - 2.095%, 2/3/2020 - 2/13/2020	103,448,751
100,000,000		Chesham Finance LLC Series III, (Societe Generale, Paris COL), 1.620%, 2/6/2020	99,977,500
100,000,000		Chesham Finance LLC Series VII, 1.621% - 1.909%, 2/6/2020 - 3/30/2020	99,835,694
95,000,000		Collateralized Commercial Paper Co. LLC, 2.021% - 2.133%, 2/10/2020 - 3/12/2020	94,907,519
407,750,000		Collateralized Commercial Paper FLEX Co., LLC, 1.850% - 2.144%, 2/10/2020 - 8/7/2020	405,515,059
235,000,000		Collateralized Commercial Paper V Co. LLC, 1.850% - 1.913%, 3/23/2020 - 8/6/2020	234,301,262
145,000,000		Great Bridge Capital Co., LLC, 1.805% - 2.037%, 2/7/2020 - 3/17/2020	144,835,678
188,000,000		Ridgefield Funding Company, LLC Series A, 1.912% - 2.146%, 2/7/2020 - 3/19/2020	187,784,350
		TOTAL	1,370,605,813
		Insurance—0.3%
75,000,000		PRICOA Short Term Funding, LLC, 1.877%, 7/6/2020	74,444,285
		Sovereign—3.4%
135,000,000		Caisse des Depots et Consignations (CDC), 2.030%, 3/12/2020	134,698,501
69,000,000		Erste Abwicklungsanstalt, 2.051%, 2/12/2020	68,957,201
100,000,000		European Investment Bank, 1.958%, 6/1/2020	99,451,339
595,000,000		Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 1.708% - 2.091%, 2/28/2020 - 5/15/2020	593,665,859
		TOTAL	896,772,900
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $5,302,199,325)	5,303,325,108
		CORPORATE BOND—0.2%
		Finance - Banking—0.2%
44,488,000		Westpac Banking Corp. Ltd., Sydney, Sr. Unsecd. Note, 2.150%, 3/6/2020 (IDENTIFIED COST $44,467,246)	44,506,240
	[2]	NOTES - VARIABLE—27.8%
		Aerospace/Auto—0.3%
74,000,000		Toyota Credit Canada, Inc., (Toyota Motor Corp. Support Agreement), 1.862% (1-month USLIBOR +0.170%), 2/10/2020	74,011,913
Semi-Annual Shareholder Report
4

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—24.5%
$100,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 1.811% (3-month USLIBOR +0.150%), 2/26/2020	$100,000,000
100,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 1.834% (1-month USLIBOR +0.150%), 2/12/2020	100,000,000
123,000,000		Bank of Montreal, 1.931% (3-month USLIBOR +0.100%), 5/12/2020	123,024,103
70,000,000		Bank of Montreal, 1.941% (1-month USLIBOR +0.160%), 2/3/2020	70,018,941
100,000,000		Bank of Montreal, 1.970% (Effective Fed Funds +0.370%), 2/3/2020	100,100,463
120,000,000		Bank of Montreal, 1.974% (1-month USLIBOR +0.240%), 2/6/2020	120,085,476
100,000,000		Bank of Montreal, 2.020% (3-month USLIBOR +0.120%), 3/4/2020	100,057,341
100,000,000		Bank of Montreal, 2.035% (3-month USLIBOR +0.130%), 2/18/2020	100,069,787
100,000,000		Bank of Montreal, 2.045% (3-month USLIBOR +0.140%), 2/13/2020	100,076,694
50,000,000		Bank of Montreal, 2.188% (3-month USLIBOR +0.340%), 4/14/2020	50,069,081
180,000,000		Bank of Nova Scotia, Toronto, 1.820% (1-month USLIBOR +0.160%), 2/28/2020	180,036,007
149,500,000		Bank of Nova Scotia, Toronto, 1.824% (1-month USLIBOR +0.170%), 2/18/2020	149,531,736
74,500,000		Bank of Nova Scotia, Toronto, 1.870% (Effective Fed Funds +0.270%), 2/3/2020	74,530,132
99,500,000		Bank of Nova Scotia, Toronto, 1.870% (Effective Fed Funds +0.270%), 2/3/2020	99,541,738
200,000,000		Bank of Nova Scotia, Toronto, 1.890% (Effective Fed Funds +0.290%), 2/3/2020	200,103,548
100,000,000		Bank of Nova Scotia, Toronto, 1.909% (1-month USLIBOR +0.210%), 2/11/2020	100,024,751
125,000,000		Bank of Nova Scotia, Toronto, 1.910% (3-month USLIBOR +0.140%), 4/30/2020	125,091,494
50,000,000		Bank of Nova Scotia, Toronto, 1.912% (1-month USLIBOR +0.220%), 2/10/2020	50,016,770
40,000,000		Bank of Nova Scotia, Toronto, 1.912% (1-month USLIBOR +0.220%), 2/10/2020	40,013,416
65,000,000		Bank of Nova Scotia, Toronto, 1.960% (Effective Fed Funds +0.360%), 2/3/2020	65,059,195
100,000,000		Bank of Nova Scotia, Toronto, 1.960% (Effective Fed Funds +0.360%), 2/3/2020	100,091,504
55,000,000		Bank of Nova Scotia, Toronto, 1.969% (3-month USLIBOR +0.150%), 4/1/2020	55,042,737
50,000,000		Bank of Nova Scotia, Toronto, 2.000% (Effective Fed Funds +0.400%), 2/3/2020	50,060,761
20,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.851% (1-month USLIBOR +0.190%), 2/25/2020	20,002,714
60,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.856% (1-month USLIBOR +0.180%), 2/17/2020	60,003,680
Semi-Annual Shareholder Report
5

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.864% (1-month USLIBOR +0.180%), 2/11/2020	$49,997,070
40,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.877% (1-month USLIBOR +0.200%), 2/10/2020	40,000,000
60,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.956% (3-month USLIBOR +0.150%), 4/23/2020	60,046,993
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.972% (3-month USLIBOR +0.100%), 3/30/2020	50,022,208
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.981% (1-month USLIBOR +0.200%), 2/3/2020	50,010,789
35,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.991% (1-month USLIBOR +0.210%), 2/3/2020	35,008,574
65,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.017% (3-month USLIBOR +0.130%), 2/28/2020	65,042,251
54,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.030% (3-month USLIBOR +0.130%), 3/17/2020	54,033,512
30,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.125% (3-month USLIBOR +0.190%), 3/25/2020	30,030,346
100,000,000		Canadian Imperial Bank of Commerce, 1.854% (1-month USLIBOR +0.170%), 2/11/2020	100,046,172
140,000,000		Canadian Imperial Bank of Commerce, 1.860% (Effective Fed Funds +0.260%), 2/3/2020	140,048,783
75,000,000		Canadian Imperial Bank of Commerce, 1.860% (Effective Fed Funds +0.260%), 2/3/2020	75,028,165
25,000,000		Canadian Imperial Bank of Commerce, 1.860% (Effective Fed Funds +0.260%), 2/3/2020	25,008,578
20,000,000		Canadian Imperial Bank of Commerce, 1.880% (Effective Fed Funds +0.280%), 2/3/2020	20,005,180
98,500,000		Canadian Imperial Bank of Commerce, 1.950% (Effective Fed Funds +0.350%), 2/3/2020	98,584,201
100,000,000		Canadian Imperial Bank of Commerce, 1.961% (1-month USLIBOR +0.180%), 2/3/2020	100,026,328
100,000,000		Canadian Imperial Bank of Commerce, 1.961% (1-month USLIBOR +0.180%), 2/3/2020	100,040,807
250,000,000		Canadian Imperial Bank of Commerce, 1.964% (1-month USLIBOR +0.250%), 2/4/2020	250,219,345
25,000,000		Canadian Imperial Bank of Commerce, 2.007% (3-month USLIBOR +0.120%), 3/4/2020	25,014,335
150,000,000		Canadian Imperial Bank of Commerce, 2.034% (3-month USLIBOR +0.140%), 2/5/2020	150,111,892
5,635,000		Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 1.650%, 2/6/2020	5,635,000
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC), 1.600%, 2/5/2020	16,700,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$3,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project 2013A, (Bank of America N.A. LOC), 1.640%, 2/6/2020	$3,000,000
7,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project, (Bank of America N.A. LOC), 1.640%, 2/6/2020	7,000,000
7,595,000		Gulf Gate Apartments LLC, Series 2003, (Wells Fargo Bank, N.A. LOC), 1.650%, 2/6/2020	7,595,000
14,920,000		Hamilton Station Park and Ride, Series 2005, (Wells Fargo Bank, N.A. LOC), 1.650%, 2/6/2020	14,920,000
17,570,000		Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 1.650%, 2/5/2020	17,570,000
9,000,000		Michael Dennis Sullivan Irrevocable Trust, (Wells Fargo Bank, N.A. LOC), 1.620%, 2/6/2020	9,000,000
9,780,000		Mike P. Sturdivant, Sr. Family Trust, Series 2016, (Wells Fargo Bank, N.A. LOC), 1.620%, 2/6/2020	9,780,000
125,000,000		National Australia Bank Ltd., Melbourne, 1.841% (1-month USLIBOR +0.160%), 2/20/2020	125,028,150
60,000,000		National Australia Bank Ltd., Melbourne, 1.841% (1-month USLIBOR +0.180%), 2/25/2020	60,021,472
100,000,000		National Australia Bank Ltd., Melbourne, 2.040% (3-month USLIBOR +0.130%), 2/25/2020	100,137,827
100,000,000		National Australia Bank Ltd., Melbourne, 2.045% (3-month USLIBOR +0.100%), 3/30/2020	100,000,000
25,000,000		Pepper I-Prime 2018-2 Trust, Class A1U2, (GTD by National Australia Bank Ltd., Melbourne), 2.221% (1-month USLIBOR +0.480%), 2/13/2020	25,023,462
40,000,000		Pepper I-Prime 2019-1 Trust, Class A1U1, (GTD by National Australia Bank Ltd., Melbourne), 2.090% (1-month USLIBOR +0.350%), 2/14/2020	40,007,748
4,960,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, Series 2003, (U.S. Bank, N.A. LOC), 1.750%, 2/6/2020	4,960,000
45,000,000		Royal Bank of Canada, 1.830% (Secured Overnight Financing Rate +0.250%), 2/3/2020	45,000,000
48,600,000		Royal Bank of Canada, 1.860% (Effective Fed Funds +0.260%), 2/3/2020	48,614,981
50,000,000		Royal Bank of Canada, 1.860% (Effective Fed Funds +0.260%), 2/3/2020	50,017,137
50,000,000		Royal Bank of Canada, 1.860% (Effective Fed Funds +0.260%), 2/3/2020	50,017,137
50,000,000		Royal Bank of Canada, 1.870% (Effective Fed Funds +0.270%), 2/3/2020	50,015,413
100,000,000		Royal Bank of Canada, 1.880% (Effective Fed Funds +0.280%), 2/3/2020	100,022,960
20,000,000		Royal Bank of Canada, 1.880% (Effective Fed Funds +0.280%), 2/3/2020	20,006,087
Semi-Annual Shareholder Report
7

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$20,000,000		Royal Bank of Canada, 1.894% (1-month USLIBOR +0.160%), 2/5/2020	$20,000,000
50,000,000		Royal Bank of Canada, 1.900% (Effective Fed Funds +0.350%), 2/3/2020	50,042,896
50,000,000		Royal Bank of Canada, 1.900% (Secured Overnight Financing Rate +0.320%), 2/3/2020	49,986,110
40,000,000		Royal Bank of Canada, 1.910% (Effective Fed Funds +0.310%), 2/3/2020	40,024,523
15,000,000		SSAB AB (publ), Series 2014-B, (Credit Agricole Corporate and Investment Bank LOC), 1.620%, 2/6/2020	15,000,000
20,000,000		SSAB AB (publ), Series 2015-B, (Nordea Bank Abp LOC), 1.620%, 2/6/2020	20,000,000
18,965,000		Salem Green, LLP, Salem Green Apartments Project, Series 2010, (Wells Fargo Bank, N.A. LOC), 1.650%, 2/6/2020	18,965,000
720,000		St. Andrew United Methodist Church, Series 2004, (Wells Fargo Bank, N.A. LOC), 1.700%, 2/6/2020	720,000
100,000,000		Sumitomo Mitsui Banking Corp., 1.910% (Secured Overnight Financing Rate +0.330%), 2/3/2020	100,046,251
25,000,000		Toronto Dominion Bank, 1.854% (1-month USLIBOR +0.200%), 2/19/2020	25,003,113
50,000,000		Toronto Dominion Bank, 1.859% (1-month USLIBOR +0.200%), 2/24/2020	50,006,916
75,000,000		Toronto Dominion Bank, 1.870% (Effective Fed Funds +0.270%), 2/3/2020	75,031,032
100,000,000		Toronto Dominion Bank, 1.880% (Effective Fed Funds +0.280%), 2/3/2020	100,046,537
35,000,000		Toronto Dominion Bank, 1.920% (Effective Fed Funds +0.320%), 2/3/2020	35,024,005
50,000,000		Toronto Dominion Bank, 1.920% (Effective Fed Funds +0.320%), 2/3/2020	50,033,443
75,000,000		Toronto Dominion Bank, 1.950% (Effective Fed Funds +0.350%), 2/3/2020	75,064,738
40,000,000		Toronto Dominion Bank, 2.049% (3-month USLIBOR +0.140%), 2/13/2020	40,030,679
150,000,000		Toronto Dominion Bank, 2.090% (3-month USLIBOR +0.190%), 4/6/2020	150,150,234
75,000,000		Toronto Dominion Bank, 2.151% (3-month USLIBOR +0.190%), 3/30/2020	75,077,505
5,000,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 1.650%, 2/5/2020	5,000,000
150,000,000		Westpac Banking Corp. Ltd., Sydney, 1.880% (Effective Fed Funds +0.280%), 2/3/2020	150,000,000
127,200,000		Westpac Banking Corp. Ltd., Sydney, 1.900% (Effective Fed Funds +0.300%), 2/3/2020	127,200,000
Semi-Annual Shareholder Report
8

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$100,000,000		Westpac Banking Corp. Ltd., Sydney, 2.037% (3-month USLIBOR +0.150%), 3/4/2020	$100,082,074
130,000,000		Westpac Banking Corp. Ltd., Sydney, 2.037% (3-month USLIBOR +0.150%), 3/9/2020	130,107,992
100,000,000		Westpac Banking Corp. Ltd., Sydney, 2.038% (3-month USLIBOR +0.150%), 3/4/2020	100,082,066
6,485,000		Yeshivas Novominsk, Series 2008, (TD Bank, N.A. LOC), 1.630%, 2/6/2020	6,485,000
		TOTAL	6,370,260,086
		Finance - Commercial—0.2%
45,000,000		Atlantic Asset Securitization LLC, 1.818% (1-month USLIBOR +0.160%), 2/18/2020	44,996,362
		Finance - Retail—0.9%
25,000,000		Chariot Funding LLC, 1.971% (1-month USLIBOR +0.190%), 2/3/2020	25,004,624
50,000,000		Old Line Funding, LLC, 1.920% (Effective Fed Funds +0.320%), 2/3/2020	50,004,868
75,000,000		Old Line Funding, LLC, 1.964% (1-month USLIBOR +0.250%), 2/7/2020	75,070,033
25,000,000		Old Line Funding, LLC, 2.040% (3-month USLIBOR +0.130%), 11/19/2020	25,001,700
67,500,000		Thunder Bay Funding, LLC, 1.920% (Effective Fed Funds +0.320%), 2/3/2020	67,508,088
		TOTAL	242,589,313
		Finance - Securities—1.2%
100,000,000		Anglesea Funding LLC, (Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Societe Generale, Paris COL), 1.910% (1-month USLIBOR +0.250%), 2/24/2020	100,000,000
37,000,000		Anglesea Funding LLC, (Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Societe Generale, Paris COL), 1.934% (1-month USLIBOR +0.250%), 2/13/2020	37,000,000
35,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 1.815% (1-month USLIBOR +0.160%), 3/2/2020	35,000,001
50,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 1.981% (1-month USLIBOR +0.200%), 2/3/2020	50,007,303
43,500,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 2.039% (3-month USLIBOR +0.130%), 2/12/2020	43,516,602
40,000,000		Glencove Funding LLC, (JPMorgan Chase Bank, N.A. COL), 2.037% (3-month USLIBOR +0.120%), 2/26/2020	40,000,000
24,500,000		Glencove Funding LLC, (JPMorgan Chase Bank, N.A. COL), 2.037% (3-month USLIBOR +0.120%), 2/26/2020	24,500,000
		TOTAL	330,023,906
		Government Agency—0.7%
9,015,000		Austen Children's Gift Trust, (FHLB of Dallas LOC), 1.620%, 2/6/2020	9,015,000
Semi-Annual Shareholder Report
9

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Government Agency—continued
$5,445,000		Design Center LLC, (FHLB of Pittsburgh LOC), 1.620%, 2/6/2020	$5,445,000
27,100,000		Fiddyment Ranch Apartments LP, Series 2017-A Fiddyment Ranch Apartments, (FHLB of San Francisco LOC), 1.763%, 2/6/2020	27,100,000
27,100,000		Fiddyment Ranch Apartments LP, Series 2017-B Fiddyment Ranch Apartments, (FHLB of San Francisco LOC), 1.763%, 2/6/2020	27,100,000
32,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 1.620%, 2/6/2020	32,000,000
16,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 1.620%, 2/6/2020	16,000,000
5,780,000		Herman & Kittle Capital, LLC, Canterbury House Apartments-Lebanon Project Series 2005, (FHLB of Cincinnati LOC), 1.620%, 2/6/2020	5,780,000
4,270,000		Jim Brooks Irrevocable Trust, (FHLB of Dallas LOC), 1.600%, 2/5/2020	4,270,000
3,655,000		Karyn Brooks Descendants Trust, (FHLB of Dallas LOC), 1.600%, 2/6/2020	3,655,000
6,380,000		MHF DKF Insurance Trust, (FHLB of Dallas LOC), 1.620%, 2/6/2020	6,380,000
17,030,000		Mohr Green Associates L.P., 2012-A, (FHLB of San Francisco LOC), 1.620%, 2/6/2020	17,030,000
19,640,000		OSL Santa Rosa Fountaingrove LLC, (FHLB of San Francisco LOC), 1.620%, 2/6/2020	19,640,000
5,010,000		R.J. Brooks Jr. Irrevocable Trust, (FHLB of Dallas LOC), 1.600%, 2/5/2020	5,010,000
5,740,000		The Leopold Family Insurance Trust, (FHLB of Dallas LOC), 1.620%, 2/6/2020	5,740,000
5,975,000		The Thompson 2018 Family Trust, (FHLB of Dallas LOC), 1.600%, 2/6/2020	5,975,000
		TOTAL	190,140,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $7,248,819,078)	7,252,021,580
		TIME DEPOSITS—2.3%
		Finance - Banking—2.3%
300,000,000		ABN Amro Bank NV, 1.580%, 2/3/2020	300,000,000
300,000,000		Australia & New Zealand Banking Group, Melbourne, 1.630%, 2/3/2020	300,000,000
		TOTAL TIME DEPOSITS (IDENTIFIED COST $600,000,000)	600,000,000
Semi-Annual Shareholder Report
10

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—15.9%
	Finance - Banking—15.9%
$140,000,000	BMO Capital Markets Corp., 1.68%, dated 1/15/2020, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,210,000 on 2/14/2020, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium term notes with a market value of $153,290,112 have been received as collateral and held with BNY Mellon as tri-party agent.	$140,000,000
50,000,000	BMO Capital Markets Corp., 1.68%, dated 1/31/2020, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,007,000 on 2/3/2020, in which asset-backed securities, collateralized mortgage obligations and medium term notes with a market value of $51,108,348 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
25,000,000	BMO Capital Markets Corp., 1.75%, dated 1/31/2020, interest in a $25,000,000 collateralized loan agreement will repurchase securities provided as collateral for $25,021,875 on 2/18/2020, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium term notes with a market value of $25,503,719 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
45,000,000	BMO Capital Markets Corp., 1.75%, dated 1/31/2020, interest in a $45,000,000 collateralized loan agreement will repurchase securities provided as collateral for $45,052,500 on 2/24/2020, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium term notes with a market value of $45,906,694 have been received as collateral and held with BNY Mellon as tri-party agent.	45,000,000
100,000,000	BNP Paribas SA, 1.71%, dated 1/31/2020, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,021,375 on 2/3/2020, in which asset-backed securities, medium term notes and sovereign with a market value of $153,022,447 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
38,400,000	Citigroup Global Markets, Inc., 2.08%, dated 1/31/2020, interest in a $40,000,000 collateralized loan agreement will repurchase securities provided as collateral for $40,006,933 on 2/3/2020, in which medium term notes securities with a market value of $40,807,073 have been received as collateral and held with BNY Mellon as tri-party agent.	38,400,000
25,000,000	Citigroup Global Markets, Inc., 2.14%, dated 11/19/2019, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,819,329 on 5/21/2020, in which medium term notes and sovereign securities with a market value of $76,651,853 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
Semi-Annual Shareholder Report
11

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$95,000,000	Citigroup Global Markets, Inc., 2.19%, dated 11/19/2019, interest in a $145,000,000 collateralized loan agreement will repurchase securities provided as collateral for $146,621,092 on 5/21/2020, in which asset-backed securities, collateralized mortgage obligations and medium term notes with a market value of $148,200,156 have been received as collateral and held with BNY Mellon as tri-party agent.	$95,000,000
975,000,000	Credit Agricole CIB Paris, 1.78%, dated 1/13/2020, interest in a $2,000,000,000 collateralized loan agreement will repurchase securities provided as collateral for $2,000,692,222 on 2/10/2020, in which corporate bonds, medium term notes and sovereign with a market value of $2,040,302,600 have been received as collateral and held with BNY Mellon as tri-party agent.	975,000,000
25,000,000	HSBC Securities (USA), Inc., 1.68%, dated 1/31/2020, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,007,000 on 2/3/2020, in which corporate bonds and medium term notes with a market value of $51,000,000 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
55,000,000	HSBC Securities (USA), Inc., 1.78%, dated 1/31/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,014,833 on 2/3/2020, in which corporate bonds with a market value of $102,000,001 have been received as collateral and held with BNY Mellon as tri-party agent.	55,000,000
55,000,000	ING Financial Markets LLC, 1.68%, dated 1/31/2020, interest in a $105,000,000 collateralized loan agreement will repurchase securities provided as collateral for $105,014,700 on 2/3/2020, in which corporate bonds, medium-term notes and sovereign with a market value of $107,114,994 have been received as collateral and held with BNY Mellon as tri-party agent.	55,000,000
125,000,000	J.P. Morgan Securities LLC, 1.78%, dated 1/17/2020, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,395,556 on 2/18/2020, in which corporate bonds, medium-term notes and municipal bonds with a market value of $255,000,000 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
50,000,000	J.P. Morgan Securities LLC, 2.25%, dated 12/18/2019, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $101,143,750 on 6/18/2020, in which asset-backed securities and collateralized mortgage obligations with a market value of $102,000,000 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
50,000,000	MUFG Securities Americas, Inc., 1.70%, dated 1/31/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,014,167 on 2/3/2020, in which municipal bonds with a market value of $102,014,450 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
Semi-Annual Shareholder Report
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Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$150,000,000	MUFG Securities Americas, Inc., 1.78%, dated 1/31/2020, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,044,500 on 2/3/2020, in which corporate bonds and exchange traded funds with a market value of $306,045,391 have been received as collateral and held with BNY Mellon as tri-party agent.	$150,000,000
342,000,000	Mizuho Securities USA, Inc., 2.00%, dated 1/31/2020, interest in a $750,000,000 collateralized loan agreement will repurchase securities provided as collateral for $750,125,000 on 2/3/2020, in which corporate bonds and municipal bonds with a market value of $765,127,501 have been received as collateral and held with BNY Mellon as tri-party agent.	342,000,000
100,000,000	Mizuho Securities USA, Inc., 2.28%, dated 11/7/2019, interest in a $365,000,000 collateralized loan agreement will repurchase securities provided as collateral for $366,410,117 on 3/9/2020, in which asset-backed securities and corporate bonds with a market value of $372,913,055 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
250,000,000	Pershing LLC., 1.78%, dated 11/21/2019, interest in a $500,000,000 collateralized loan agreement will repurchase securities provided as collateral for $500,173,056 on 2/10/2020, in which asset-backed securities, certificate of deposit, commercial paper, common stocks, corporate bonds, exchange traded funds, medium-term notes and municipal bonds with a market value of $510,075,684 have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
400,000,000	Societe Generale, Paris, 1.69%, dated 1/31/2020, interest in a $700,000,000 collateralized loan agreement will repurchase securities provided as collateral for $700,098,583 on 2/3/2020, in which asset-backed securities, commercial paper, corporate bonds, medium-term notes, Sovereign and treasury notes with a market value of $714,248,890 have been received as collateral and held with BNY Mellon as tri-party agent.	400,000,000
306,000,000	Societe Generale, Paris, 1.76%, dated 1/31/2020, interest in a $550,000,000 collateralized loan agreement will repurchase securities provided as collateral for $550,080,667 on 2/3/2020, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $561,082,395 have been received as collateral and held with BNY Mellon as tri-party agent.	306,000,000
50,000,000	Societe Generale, Paris, 1.88%, dated 1/31/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,161,889 on 3/2/2020, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $102,016,340 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
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Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$100,000,000	Standard Chartered Bank, 1.71%, dated 1/31/2020, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,028,500 on 2/3/2020 in which government national mortgage association with a market value of $204,029,070 have been received as collateral and held with BNY Mellon as tri-party agent.	$100,000,000
80,000,000	Wells Fargo Securities LLC, 1.74%, dated 1/28/2020, interest in a $80,000,000 collateralized loan agreement will repurchase securities provided as collateral for $80,027,067 on 2/4/2020, in which convertible bonds with a market value of $81,623,664 have been received as collateral and held with BNY Mellon as tri-party agent.	80,000,000
50,000,000	Wells Fargo Securities LLC, 1.78%, dated 1/31/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,014,833 on 2/3/2020, in which convertible bonds with a market value of $102,015,131 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
150,000,000	Wells Fargo Securities LLC, 2.20%, dated 9/24/2019, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,825,000 on 4/20/2020, in which convertible bonds with a market value of $153,122,103 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
80,000,000	Wells Fargo Securities LLC, 2.23%, dated 1/16/2020, interest in a $80,000,000 collateralized loan agreement will repurchase securities provided as collateral for $80,446,000 on 4/15/2020, in which collateralized mortgage obligations and corporate bonds with a market value of $81,690,984 have been received as collateral and held with BNY Mellon as tri-party agent.	80,000,000
100,000,000	Wells Fargo Securities LLC, 2.25%, dated 12/10/2019, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,562,500 on 4/8/2020, in which asset-backed securities with a market value of $102,159,375 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
120,000,000	Wells Fargo Securities LLC, 2.25%, dated 12/10/2019, interest in a $120,000,000 collateralized loan agreement will repurchase securities provided as collateral for $120,675,000 on 4/8/2020, in which convertible bonds with a market value of $122,591,251 have been received as collateral and held with BNY Mellon as tri-party agent.	120,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $4,131,400,000)	4,131,400,000
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Principal Amount		Value
	REPURCHASE AGREEMENTS—20.2%
	Finance - Banking—20.2%
$150,000,000	Interest in $350,000,000 joint repurchase agreement 1.60%, dated 1/31/2020 under which Bank of Montreal will repurchase securities provided as collateral for $350,046,667 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/1/2050 and the market value of those underlying securities was $358,865,761.	$150,000,000
1,000,000,000	Repurchase agreement 1.60%, dated 1/31/2020 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,000,133,333 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/20/2069 and the market value of those underlying securities was $1,022,932,706.	1,000,000,000
500,000,000	Repurchase agreement 1.60%, dated 1/31/2020 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $500,066,667 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/20/2049 and the market value of those underlying securities was $510,068,001.	500,000,000
500,000,000	Interest in $1,000,000,000 joint repurchase agreement 1.60%, dated 1/31/2020 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $1,000,133,333 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2050 and the market value of those underlying securities was $1,020,000,000.	500,000,000
1,000,000,000	Interest in $1,500,000,000 joint repurchase agreement 1.60%, dated 1/31/2020 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,500,200,000 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2050 and the market value of those underlying securities was $1,543,116,413.	1,000,000,000
1,000,000,000	Interest in $3,000,000,000 joint repurchase agreement 1.58%, dated 1/31/2020 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,395,000 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2027 and the market value of those underlying securities was $3,083,160,911.	1,000,000,000
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Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$297,000,000	Interest in $3,000,000,000 joint repurchase agreement 1.60%, dated 1/31/2020 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,400,000 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2049 and the market value of those underlying securities was $3,073,593,901.	$297,000,000
575,000,000	Repurchase agreement 1.59%, dated 1/31/2020 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $575,076,188 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/25/2049 and the market value of those underlying securities was $587,080,309.	575,000,000
245,100,000	Interest in $250,000,000 joint repurchase agreement 1.60%, dated 1/31/2020 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $250,033,333 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2050 and the market value of those underlying securities was $255,034,001.	245,100,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $5,267,100,000)	5,267,100,000
	TOTAL INVESTMENT IN SECURITIES—100.5% (IDENTIFIED COST $26,161,767,829)[3]	26,166,862,326
	OTHER ASSETS AND LIABILITIES - NET—(0.5)%[4]	(135,467,463)
	TOTAL NET ASSETS—100%	$26,031,394,863
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2020.
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Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2020, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
COL	—Collateralized
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares Federated Institutional Prime Obligations Fund
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.0004	$1.0003	$1.0003	$1.0000	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0098	0.0239	0.0156	0.0063	0.003	0.000[1]
Net realized and unrealized gain	—	0.0001	0.0000[2]	0.0011	0.001	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0098	0.0240	0.0156	0.0074	0.004	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0098)	(0.0239)	(0.0156)	(0.0063)	(0.003)	(0.000)[1]
Distributions from paid in surplus	—	—	—	(0.0008)	(0.001)	—
TOTAL DISTRIBUTIONS	(0.0098)	(0.0239)	(0.0156)	(0.0071)	(0.004)	(0.000)[1]
Net Asset Value, End of Period	$1.0004	$1.0004	$1.0003	$1.0003	$1.00	$1.00
Total Return[3]	0.98%	2.43%	1.57%	0.66%	0.26%	0.04%
Ratios to Average Net Assets:
Net expenses	0.15%[4]	0.15%	0.17%	0.20%	0.21%	0.20%
Net investment income	1.93%[4]	2.41%	1.62%	0.40%	0.26%	0.04%
Expense waiver/reimbursement[5]	0.13%[4]	0.13%	0.12%	0.10%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$25,877,363	$21,146,776	$10,941,508	$787,309	$21,921,916	$30,806,315
1	Represents less than $0.001.
2	Represents less than $0.0001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities–
Federated Institutional Prime Obligations Fund
January 31, 2020 (unaudited)
Assets:
Investment in other repurchase agreements and repurchase agreements	$9,398,500,000
Investment in securities	16,768,362,326
Total investment in securities, at value (identified cost $26,161,767,829)		$26,166,862,326
Cash		870,305
Income receivable		31,305,003
TOTAL ASSETS		26,199,037,634
Liabilities:
Payable for investments purchased	135,000,000
Income distribution payable	31,721,591
Capital gain distribution payable	46,596
Payable for investment adviser fee (Note 5)	47,840
Payable for administrative fee (Note 5)	55,818
Payable for Directors'/Trustees' fees (Note 5)	1,868
Accrued expenses (Note 5)	769,058
TOTAL LIABILITIES		167,642,771
Net assets for 26,019,803,970 shares outstanding		$26,031,394,863
Net Assets Consist of:
Paid-in capital		$26,026,320,491
Total distributable earnings		5,074,372
TOTAL NET ASSETS		$26,031,394,863
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$25,877,362,631 ÷ 25,865,834,074 shares outstanding, no par value, unlimited shares authorized		$1.0004
Service Shares:
$142,369,543 ÷ 142,312,847 shares outstanding, no par value, unlimited shares authorized		$1.0004
Capital Shares:
$11,662,689 ÷ 11,657,049 shares outstanding, no par value, unlimited shares authorized		$1.0005
See Notes which are an integral part of the Financial Statements
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Statement of Operations–
Federated Institutional Prime Obligations Fund
Six Months Ended January 31, 2020 (unaudited)
Investment Income:
Interest		$249,620,598
Expenses:
Investment adviser fee (Note 5)	$23,984,455
Administrative fee (Note 5)	9,447,640
Custodian fees	309,990
Transfer agent fee	124,090
Directors'/Trustees' fees (Note 5)	63,052
Auditing fees	12,624
Legal fees	4,829
Portfolio accounting fees	129,404
Other service fees (Notes 2 and 5)	168,706
Share registration costs	173,939
Printing and postage	12,451
Miscellaneous (Note 5)	48,118
TOTAL EXPENSES	34,479,298
Waiver of investment adviser fee (Note 5)	(15,734,632)
Net expenses		18,744,666
Net investment income		230,875,932
Net change in unrealized appreciation of investments		1,522,356
Change in net assets resulting from operations		$232,398,288
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets–
Federated Institutional Prime Obligations Fund
	Six Months Ended (unaudited) 1/31/2020	Year Ended 7/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$230,875,932	$372,519,522
Net realized gain	—	55,250
Net change in unrealized appreciation	1,522,356	2,163,260
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	232,398,288	374,738,032
Distributions to Shareholders:
Automated Shares[1]	—	(2)
Institutional Shares	(229,648,757)	(370,570,446)
Service Shares	(1,137,351)	(1,436,015)
Capital Shares	(164,786)	(528,383)
Trust Shares[2]	—	(9,911)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(230,950,894)	(372,544,757)
Share Transactions:
Proceeds from sale of shares	32,560,657,351	49,590,631,644
Net asset value of shares issued to shareholders in payment of distributions declared	39,236,230	78,813,357
Cost of shares redeemed	(27,825,074,322)	(39,431,593,349)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	4,774,819,259	10,237,851,652
Change in net assets	4,776,266,653	10,240,044,927
Net Assets:
Beginning of period	21,255,128,210	11,015,083,283
End of period	$26,031,394,863	$21,255,128,210
1	On May 17, 2019, Automated Shares were liquidated.
2	On July 30, 2019, Trust Shares were liquidated.
See Notes which are an integral part of the Financial Statements
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21

Notes to Financial Statements
January 31, 2020 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Institutional Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. The financial highlights of Service Shares and Capital Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
On May 17, 2019, the Automated Shares were liquidated.
On July 30, 2019, the Trust Shares were liquidated.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
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■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of each security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The
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Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $15,734,632 is disclosed in Note 5.
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Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended January 31, 2020, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$164,341
Capital Shares	4,365
TOTAL	$168,706
For the six months ended January 31, 2020, the Fund's Institutional Shares did not incur other service fees; however it may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2020, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in
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transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Automated Shares:[1]	Shares	Amount	Shares	Amount
Shares redeemed	—	$—	(100)	$(100)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	—	$—	(100)	$(100)

	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	32,199,064,909	$32,210,638,874	48,952,533,604	$48,966,707,463
Shares issued to shareholders in payment of distributions declared	38,027,809	38,041,771	76,894,192	76,916,497
Shares redeemed	(27,509,692,313)	(27,519,529,827)	(38,829,386,725)	(38,840,532,290)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	4,727,400,405	$4,729,150,818	10,200,041,071	$10,203,091,670

	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	159,615,415	$159,661,360	230,564,297	$230,622,399
Shares issued to shareholders in payment of distributions declared	1,029,738	1,030,063	1,401,043	1,401,450
Shares redeemed	(112,277,421)	(112,310,143)	(185,826,492)	(185,874,390)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	48,367,732	$48,381,280	46,138,848	$46,149,459
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	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	190,287,106	$190,357,117	393,206,796	$393,299,582
Shares issued to shareholders in payment of distributions declared	164,334	164,396	487,051	487,169
Shares redeemed	(193,162,690)	(193,234,352)	(404,527,011)	(404,622,855)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,711,250)	$(2,712,839)	(10,833,164)	$(10,836,104)

	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Trust Shares:[2]	Shares	Amount	Shares	Amount
Shares sold	—	$—	2,199	$2,200
Shares issued to shareholders in payment of distributions declared	—	—	8,239	8,241
Shares redeemed	—	—	(563,492)	(563,714)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	—	$—	(553,054)	$(553,273)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	4,773,056,887	$4,774,819,259	10,234,793,601	$10,237,851,652
1	On May 17, 2019, Automated Shares were liquidated.
2	On July 30, 2019, Trust Shares were liquidated.
4. FEDERAL TAX INFORMATION
At January 31, 2020, the cost of investments for federal tax purposes was $26,161,767,829. The net unrealized appreciation of investments for federal tax purposes was $5,094,497. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,120,348 and net unrealized depreciation from investments for those securities having an excess of cost over value of $25,851.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2020, the Adviser voluntarily waived $15,734,632 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the six months ended January 31, 2020, FSSC received $1,978 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.25% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of January 31, 2020, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
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6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of January 31, 2020, the Fund had no outstanding loans. During the six months ended January 31, 2020, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2020, there were no outstanding loans. During the six months ended January 31, 2020, the program was not utilized.
9. SUBSEQUENT EVENTS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains, workflow operations and customer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and result in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including Fund service providers) and the market in general in significant and unforeseen ways. Any such impact could adversely affect the Fund's performance.
Effective on or about June 30, 2020, the name of the Trust and Fund will change to Federated Hermes Money Market Obligations Trust and Federated Hermes Institutional Prime Obligations Fund, respectively.
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Shareholder Expense Example (unaudited)– Federated Institutional Prime Obligations Fund
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2019 to January 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2019	Ending Account Value 1/31/2020	Expenses Paid During Period[1]
Actual	$1,000	$1,009.80	$0.76[2]
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.38	$0.76[2]
1	Expenses are equal to the Fund's Institutional Shares annualized net expense ratio of 0.15%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.01 and $1.02, respectively.
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Evaluation and Approval of Advisory Contract–May 2019
FEDERATED INSTITUTIONAL PRIME OBLIGATIONS FUND (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
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adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
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regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in
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attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund's performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be
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competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or
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to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
38

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC's website at www.sec.gov. You may access Form N-MFP via the link to the Fund and share class name at www.FederatedInvestors.com.
Semi-Annual Shareholder Report
39

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
40

Federated Institutional Prime Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N203
Q454504 (3/20)
© 2020 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2020
Share Class | Ticker	Institutional | PVOXX	Service | PVSXX	Capital | PVCXX

Federated Institutional Prime Value Obligations Fund

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At January 31, 2020, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Other Repurchase Agreements and Repurchase Agreements	36.2%
Variable Rate Instruments	27.8%
Commercial Paper	20.3%
Bank Instruments	15.7%
Asset-Backed Securities	0.3%
Corporate Bond	0.2%
Other Assets and Liabilities—Net[3]	(0.5)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	As of the date specified above, the Fund owned shares of an affiliated investment company. For purposes of this table, the affiliated investment company is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
January 31, 2020 (unaudited)
Shares or Principal Amount		Value
	INVESTMENT COMPANY—99.7%
17,804,947,700	Federated Institutional Prime Obligations Fund, Institutional Shares, 1.71%[1] (IDENTIFIED COST $17,809,808,236)	$17,812,069,679
	OTHER REPURCHASE AGREEMENT—0.2%
	Finance - Banking—0.2%
$43,000,000	Mizuho Securities USA, Inc., 2.00%, dated 1/31/2020, interest in a $750,000,000 collateralized loan agreement will repurchase securities provided as collateral for $750,125,000 on 2/3/2020, in which corporate bonds and municipal bonds with a market value of $765,127,501 have been received as collateral and held with BNY Mellon as tri-party agent. (IDENTIFIED COST $43,000,000)	43,000,000
	TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $17,852,808,236)[2]	17,855,069,679
	OTHER ASSETS AND LIABILITIES - NET—0.1%[3]	19,448,575
	TOTAL NET ASSETS—100%	$17,874,518,254
Affiliated fund holdings are investment companies which are managed by Federated Investment Management Company (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2020, were as follows:
Federated Institutional Prime Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2019	14,610,947,700
Purchases/Additions	7,427,000,000
Sales/Reductions	(4,233,000,000)
Balance of Shares Held 1/31/2020	17,804,947,700
Value	$17,812,069,679
Change in Unrealized Appreciation/Depreciation	$357,600
Net Realized Gain/(Loss)	$(252,200)
Dividend Income	$156,966,692
The Fund invests in Federated Institutional Prime Obligations Fund (POF), a diversified portfolio of Money Market Obligations Trust (MMOT) which is also managed by the Adviser. MMOT is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The investment objective of POF is to provide current income consistent with stability of principal. Income distributions from POF are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of POF, if any, are declared and paid annually, and are recorded by the Fund as
Semi-Annual Shareholder Report

capital gains received. At January 31, 2020, POF represents 99.7% of the Fund's net assets. Therefore, the performance of the Fund is directly affected by the performance of POF. To illustrate the security holdings, financial condition, results of operations and changes in net assets of POF, its financial statements are included within this report. The financial statements of POF should be read in conjunction with the Fund's financial statements. The valuation of securities held by POF is discussed in the notes to its financial statements.
1	7-day net yield.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2020.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Other Repurchase Agreement	$—	$43,000,000	$—	$43,000,000
Investment Company	17,812,069,679	—	—	17,812,069,679
TOTAL SECURITIES	$17,812,069,679	$43,000,000	$—	$17,855,069,679
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.0003	$1.0002	$1.0002	$1.0000	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0098	0.0239	0.0156	0.0075	0.003	0.001
Net realized and unrealized gain (loss)	0.0000[1]	0.0001	(0.0000)[1]	0.0002	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.0098	0.0240	0.0156	0.0077	0.003	0.001
Less Distributions:
Distributions from net investment income	(0.0098)	(0.0239)	(0.0156)	(0.0075)	(0.003)	(0.001)
Distributions from net realized gain	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.0098)	(0.0239)	(0.0156)	(0.0075)	(0.003)	(0.001)
Net Asset Value, End of Period	$1.0003	$1.0003	$1.0002	$1.0002	$1.00	$1.00
Total Return[3]	0.98%	2.43%	1.57%	0.78%	0.31%	0.08%
Ratios to Average Net Assets:
Net expenses	0.00%[4,5]	—	0.00%[5]	0.20%	0.21%	0.20%
Net investment income	1.93%[4]	2.41%	1.59%	0.77%	0.31%	0.08%
Expense waiver/reimbursement[6]	0.29%[4]	0.29%	0.29%	0.09%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$15,835,719	$13,599,422	$6,992,551	$4,454,446	$4,639,018	$5,914,296
1	Represents less than $0.0001.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	Represents less than 0.01%.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.0003	$1.0002	$1.0002	$1.0000	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0085	0.0214	0.0131	0.0050	0.001	0.000[1]
Net realized and unrealized gain (loss)	0.0000[2]	0.0001	(0.0000)[2]	0.0002	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0085	0.0215	0.0131	0.0052	0.001	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0085)	(0.0214)	(0.0131)	(0.0050)	(0.001)	(0.000)[1]
Distributions from net realized gain	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.0085)	(0.0214)	(0.0131)	(0.0050)	(0.001)	(0.000)[1]
Net Asset Value, End of Period	$1.0003	$1.0003	$1.0002	$1.0002	$1.00	$1.00
Total Return[3]	0.85%	2.18%	1.31%	0.53%	0.10%	0.01%
Ratios to Average Net Assets:
Net expenses	0.25%[4]	0.25%	0.25%	0.45%	0.41%	0.27%
Net investment income	1.65%[4]	2.20%	1.26%	0.34%	0.09%	0.01%
Expense waiver/reimbursement[5]	0.29%[4]	0.29%	0.29%	0.09%	0.13%	0.27%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,013,146	$1,055,438	$186,643	$129,412	$1,229,801	$1,413,002
1	Represents less than $0.001.
2	Represents less than $0.0001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.0003	$1.0002	$1.0002	$1.0000	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0092	0.0230	0.0146	0.0064	0.002	0.000[1]
Net realized and unrealized gain (loss)	0.0000[2]	0.0000[2]	(0.0000)[2]	0.0003	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0092	0.0230	0.0146	0.0067	0.002	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0092)	(0.0229)	(0.0146)	(0.0065)	(0.002)	(0.000)[1]
Distributions from net realized gain	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.0092)	(0.0229)	(0.0146)	(0.0065)	(0.002)	(0.000)[1]
Net Asset Value, End of Period	$1.0003	$1.0003	$1.0002	$1.0002	$1.00	$1.00
Total Return[3]	0.93%	2.33%	1.47%	0.68%	0.21%	0.01%
Ratios to Average Net Assets:
Net expenses	0.10%[4]	0.10%	0.10%	0.30%	0.31%	0.27%
Net investment income	1.81%[4]	2.31%	1.40%	0.34%	0.21%	0.01%
Expense waiver/reimbursement[5]	0.29%[4]	0.29%	0.29%	0.10%	0.09%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$25,654	$16,566	$12,185	$20,587	$627,753	$592,710
1	Represents less than $0.001.
2	Represents less than $0.0001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
January 31, 2020 (unaudited)
Assets:
Investment in securities, at value including $17,812,069,679 of investment in an affiliated holding* (identified cost $17,852,808,236)		$17,855,069,679
Cash		926,387
Income receivable		2,389
Income receivable from an affiliated holding*		25,694,961
Receivable for shares sold		69,545,931
TOTAL ASSETS		17,951,239,347
Liabilities:
Payable for shares redeemed	$60,930,400
Income distribution payable	14,863,662
Capital gain distribution payable	31,689
Payable to adviser (Note 5)	23,055
Payable for administrative fees (Note 5)	38,297
Payable for Directors'/Trustees' fees (Note 5)	392
Payable for other service fees (Notes 2 and 5)	386,663
Accrued expenses (Note 5)	446,935
TOTAL LIABILITIES		76,721,093
Net assets for 17,869,001,599 shares outstanding		$17,874,518,254
Net Assets Consist of:
Paid-in capital		$17,872,498,459
Total distributable earnings		2,019,795
TOTAL NET ASSETS		$17,874,518,254
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$15,835,718,517 ÷ 15,830,818,674 shares outstanding, no par value, unlimited shares authorized		$1.0003
Service Shares:
$2,013,145,683 ÷ 2,012,536,675 shares outstanding, no par value, unlimited shares authorized		$1.0003
Capital Shares:
$25,654,054 ÷ 25,646,250 shares outstanding, no par value, unlimited shares authorized		$1.0003
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended January 31, 2020 (unaudited)
Investment Income:
Dividends received from an affiliated holding*			$156,966,692
Interest			600,258
TOTAL INCOME			157,566,950
Expenses:
Investment adviser fee (Note 5)		$16,355,092
Administrative fee (Note 5)		6,441,560
Custodian fees		227,219
Transfer agent fee		84,308
Directors'/Trustees' fees (Note 5)		42,952
Auditing fees		12,624
Legal fees		4,829
Portfolio accounting fees		110,247
Other service fees (Notes 2 and 5)		1,860,688
Share registration costs		188,631
Printing and postage		20,747
Miscellaneous (Note 5)		49,847
TOTAL EXPENSES		25,398,744
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(16,355,092)
Reimbursement of other operating expenses (Note 5)	(7,182,964)
TOTAL WAIVER AND REIMBURSEMENTS		(23,538,056)
Net expenses			1,860,688
Net investment income			155,706,262
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments in an affiliated holding*			(252,200)
Net change in unrealized appreciation of investments in an affiliated holding*			357,600
Net realized and unrealized gain on investments			105,400
Change in net assets resulting from operations			$155,811,662
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2020	Year Ended 7/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$155,706,262	$242,045,436
Net realized gain (loss)	(252,200)	1,004,735
Net change in unrealized appreciation/depreciation	357,600	615,529
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	155,811,662	243,665,700
Distributions to Shareholders:
Institutional Shares	(143,355,706)	(227,746,997)
Service Shares	(12,212,353)	(13,713,304)
Capital Shares	(185,148)	(591,746)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(155,753,207)	(242,052,047)
Share Transactions:
Proceeds from sale of shares	26,262,031,203	42,460,937,874
Net asset value of shares issued to shareholders in payment of distributions declared	57,846,360	78,067,066
Cost of shares redeemed	(23,116,843,456)	(35,060,572,125)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,203,034,107	7,478,432,815
Change in net assets	3,203,092,562	7,480,046,468
Net Assets:
Beginning of period	14,671,425,692	7,191,379,224
End of period	$17,874,518,254	$14,671,425,692
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
January 31, 2020 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Institutional Prime Value Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund invests all or substantially all of its net assets in the Institutional Shares of POF (the “Underlying Fund”), an affiliated institutional money market fund with substantially similar investment objectives and strategies as the Fund. Therefore, the performance of the Fund is directly affected by the performance of the Underlying Fund. To illustrate the security holdings, financial condition, results of operations and changes in net assets of the Underlying Fund, its financial statements are included within this report and should be read in conjunction with the Fund's financial statements.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, each Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the
Semi-Annual Shareholder Report

same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The
Semi-Annual Shareholder Report

Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $23,538,056 is disclosed in Note 5.
Semi-Annual Shareholder Report

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended January 31, 2020, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$1,850,449
Capital Shares	10,239
TOTAL	$1,860,688
For the six months ended January 31, 2020, the Fund's Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2020, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in
Semi-Annual Shareholder Report

transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	24,090,348,870	$24,096,539,670	40,036,951,004	$40,044,526,153
Shares issued to shareholders in payment of distributions declared	45,494,239	45,506,358	64,134,982	64,147,966
Shares redeemed	(21,900,165,137)	(21,905,754,526)	(33,497,018,461)	(33,503,278,796)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,235,677,972	$2,236,291,502	6,604,067,525	$6,605,395,323

	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,151,467,079	$2,152,012,536	2,358,625,106	$2,359,060,772
Shares issued to shareholders in payment of distributions declared	12,151,614	12,154,860	13,325,579	13,328,378
Shares redeemed	(1,206,195,973)	(1,206,513,119)	(1,503,443,981)	(1,503,733,301)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	957,422,720	$957,654,277	868,506,704	$868,655,849
Semi-Annual Shareholder Report

	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	13,475,232	$13,478,997	57,337,012	$57,350,949
Shares issued to shareholders in payment of distributions declared	185,092	185,142	590,617	590,722
Shares redeemed	(4,574,555)	(4,575,811)	(53,549,494)	(53,560,028)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	9,085,769	$9,088,328	4,378,135	$4,381,643
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	3,202,186,461	$3,203,034,107	7,476,952,364	$7,478,432,815
4. FEDERAL TAX INFORMATION
At January 31, 2020, the cost of investments for federal tax purposes was $17,852,808,236. The net unrealized appreciation of investments for federal tax purposes was $2,261,443. This consists entirely of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,261,443.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. The Underlying Fund also has an investment advisory agreement with the Adviser by which the Adviser is entitled to an investment adviser fee of the Underlying Fund's average daily net assets. To avoid charging duplicative fees, the adviser has agreed to waive and/or reimburse their fee with respect to the net assets invested in the Underlying Fund. For the six months ended January 31, 2020, the Adviser waived and/or reimbursed $16,355,092 of its fee.
In addition, subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive and/or reimburse any portion of their fee and/or reimburse other operating expense. For the six months ended January 31, 2020, the Adviser voluntarily reimbursed $7,182,964 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Semi-Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the six months ended January 31, 2020, FSSC received $112 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) and the Fund's share of the fees and expenses of the Underlying Fund paid by the Fund's Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.30% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of January 31, 2020, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio invested in the Underlying Fund may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC
Semi-Annual Shareholder Report

if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of January 31, 2020, the Fund had no outstanding loans. During the six months ended January 31, 2020, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2020, there were no outstanding loans. During the six months ended January 31, 2020, the program was not utilized.
9. SUBSEQUENT EVENTS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains, workflow operations and customer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and result in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including Fund service providers) and the market in general in significant and unforeseen ways. Any such impact could adversely affect the Fund's performance.
Effective on or about June 29, 2020, the name of the Trust and Fund will change to Federated Hermes Money Market Obligations Trust and Federated Hermes Institutional Prime Value Obligations Fund, respectively.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2019 to January 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2019	Ending Account Value 1/31/2020	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,009.80	$0.00[2,3]
Service Shares	$1,000	$1,008.50	$1.26[4]
Capital Shares	$1,000	$1,009.30	$0.51[5]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,025.14	$0.00[2,3]
Service Shares	$1,000	$1,023.88	$1.27[4]
Capital Shares	$1,000	$1,024.63	$0.51[5]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.00%[6]
Service Shares	0.25%
Capital Shares	0.10%
2	Represents less than $0.01.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.01 and $1.02, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.27 and $2.29, respectively.
5	Actual and Hypothetical expenses paid during the period utilizing the Fund's Capital Shares current Fee Limit of 0.30% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.52 and $1.53, respectively.
6	Represents less than 0.01%.
Semi-Annual Shareholder Report

Federated Institutional Prime Obligations Fund
Financial INFORMATION
Federated Institutional Prime Value Obligations Fund invests primarily in Federated Institutional Prime Obligations Fund. Therefore the Federated Institutional Prime Obligations Fund's financial information is included on pages 21 through 53.
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Portfolio of Investments Summary Tables (unaudited)– Federated Institutional Prime Obligations Fund
At January 31, 2020, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Other Repurchase Agreements and Repurchase Agreements	36.1%
Variable Rate Instruments	27.8%
Commercial Paper	20.4%
Bank Instruments	15.7%
Asset-Backed Securities	0.3%
Corporate Bond	0.2%
Other Assets and Liabilities—Net[2]	(0.5)%
TOTAL	100.0%
At January 31, 2020, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days[4]	53.5%
8-30 Days	18.2%
31-90 Days	20.3%
91-180 Days	7.5%
181 Days or more	1.0%
Other Assets and Liabilities—Net[2]	(0.5)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 28.4% of the Fund's portfolio.
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Portfolio of Investments– Federated Institutional Prime Obligations Fund
January 31, 2020 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITIES—0.3%
		Finance - Automotive—0.2%
$25,880,547		AmeriCredit Automobile Receivables Trust 2019-3, Class A1, 2.179%, 9/18/2020	$25,885,844
11,628,518		World Omni Select Auto Trust 2019-A, Class A1, 2.121%, 10/15/2020	11,631,482
		TOTAL	37,517,326
		Finance - Equipment—0.1%
15,907,066		Ascentium Equipment Receivables 2019-2 Trust, Class A1, 2.150%, 11/10/2020	15,907,512
14,511,292		CNH Equipment Trust 2019-B, Class A1, 2.565%, 6/12/2020	14,516,037
		TOTAL	30,423,549
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $67,927,422)	67,940,875
		CERTIFICATES OF DEPOSIT—13.4%
		Finance - Banking—13.4%
175,000,000		Bank of Montreal, 2.690% - 2.700%, 3/9/2020 - 3/19/2020	175,222,902
35,000,000		Credit Suisse AG, 2.000%, 4/1/2020	35,016,876
829,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 2.070% - 2.200%, 2/18/2020 - 4/6/2020	827,448,629
320,000,000		MUFG Bank Ltd., 1.850% - 2.080%, 2/14/2020 - 7/9/2020	320,133,388
255,000,000		MUFG Bank Ltd., 1.910% - 2.080%, 2/10/2020 - 5/7/2020	255,036,051
625,000,000		Mizuho Bank Ltd., 1.820% - 1.970%, 2/10/2020 - 4/14/2020	624,894,886
50,000,000		Mizuho Bank Ltd., 1.920%, 2/28/2020	50,000,000
100,000,000		Sumitomo Mitsui Banking Corp., 1.730%, 5/4/2020	100,000,000
480,000,000		Sumitomo Mitsui Banking Corp., 1.930% - 2.010%, 2/11/2020 - 4/29/2020	480,174,009
50,000,000		Sumitomo Mitsui Banking Corp., 2.240%, 2/3/2020	49,993,848
133,000,000		Sumitomo Mitsui Trust Bank Ltd., 1.750% - 2.150%, 2/13/2020 - 5/29/2020	133,013,076
150,000,000		Sumitomo Mitsui Trust Bank Ltd., 1.900% - 2.000%, 2/11/2020 - 3/26/2020	150,000,000
99,600,000		Toronto Dominion Bank, 2.100%, 2/6/2020	99,600,000
200,000,000		Wells Fargo Bank International, 1.860% - 1.950%, 6/2/2020 - 7/9/2020	200,034,858
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $3,499,854,758)	3,500,568,523
	[1]	COMMERCIAL PAPER—20.4%
		Finance - Banking—4.8%
110,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 1.930%, 4/1/2020	110,050,454
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	COMMERCIAL PAPER—continued
		Finance - Banking—continued
$100,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 1.950%, 5/1/2020	$100,062,345
79,000,000		Antalis S.A., (Societe Generale, Paris LIQ), 1.620%, 2/4/2020	78,989,335
125,000,000		BPCE SA, 1.959%, 3/26/2020	124,634,375
155,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.936% - 2.648%, 2/7/2020 - 10/9/2020	154,077,806
100,000,000		Credit Suisse AG, 1.919%, 4/2/2020	99,706,878
190,000,000		LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 1.811% - 1.912%, 3/20/2020 - 5/7/2020	189,370,122
110,000,000		MUFG Bank Ltd., 2.061%, 2/3/2020 - 2/10/2020	109,967,700
95,266,000		Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 2.033%, 2/4/2020	95,249,964
46,500,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 1.860% - 1.980%, 2/20/2020 - 4/16/2020	46,421,036
100,000,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 1.893%, 3/30/2020	99,697,111
50,000,000		National Australia Bank Ltd., Melbourne, 2.670%, 3/19/2020	49,894,134
		TOTAL	1,258,121,260
		Finance - Commercial—1.8%
50,000,000		Atlantic Asset Securitization LLC, 1.871%, 5/5/2020	49,769,493
5,000,000		CRC Funding, LLC, 2.061%, 2/5/2020	4,998,867
50,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 1.730%, 5/29/2020	50,000,000
100,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 1.830%, 5/18/2020	100,015,710
30,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 1.860%, 5/6/2020	30,008,419
40,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 1.900%, 5/5/2020	40,015,518
50,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 1.920%, 4/3/2020	50,018,392
140,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.013%, 2/7/2020	139,953,334
		TOTAL	464,779,733
		Finance - Retail—4.8%
50,000,000		Barton Capital S.A., 1.704%, 3/27/2020	49,870,139
149,000,000		Chariot Funding LLC, 2.720% - 2.723%, 3/2/2020 - 3/9/2020	148,752,409
30,000,000		Old Line Funding, LLC, 1.867%, 7/13/2020	29,765,070
64,000,000		Old Line Funding, LLC, 1.900%, 7/8/2020	63,518,336
101,000,000		Old Line Funding, LLC, 1.918% - 2.061%, 2/13/2020 - 6/29/2020	100,650,291
50,000,000		Old Line Funding, LLC, 2.019%, 4/3/2020	49,858,075
684,000,000		Sheffield Receivables Company LLC, 1.812% - 2.034%, 2/19/2020 - 5/27/2020	681,653,491
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	COMMERCIAL PAPER—continued
		Finance - Retail—continued
$90,000,000		Starbird Funding Corp., 1.707%, 5/1/2020	$89,608,472
25,000,000		Thunder Bay Funding, LLC, 2.000%, 4/6/2020	24,924,834
		TOTAL	1,238,601,117
		Finance - Securities—5.3%
103,500,000		Anglesea Funding LLC, 1.929% - 2.095%, 2/3/2020 - 2/13/2020	103,448,751
100,000,000		Chesham Finance LLC Series III, (Societe Generale, Paris COL), 1.620%, 2/6/2020	99,977,500
100,000,000		Chesham Finance LLC Series VII, 1.621% - 1.909%, 2/6/2020 - 3/30/2020	99,835,694
95,000,000		Collateralized Commercial Paper Co. LLC, 2.021% - 2.133%, 2/10/2020 - 3/12/2020	94,907,519
407,750,000		Collateralized Commercial Paper FLEX Co., LLC, 1.850% - 2.144%, 2/10/2020 - 8/7/2020	405,515,059
235,000,000		Collateralized Commercial Paper V Co. LLC, 1.850% - 1.913%, 3/23/2020 - 8/6/2020	234,301,262
145,000,000		Great Bridge Capital Co., LLC, 1.805% - 2.037%, 2/7/2020 - 3/17/2020	144,835,678
188,000,000		Ridgefield Funding Company, LLC Series A, 1.912% - 2.146%, 2/7/2020 - 3/19/2020	187,784,350
		TOTAL	1,370,605,813
		Insurance—0.3%
75,000,000		PRICOA Short Term Funding, LLC, 1.877%, 7/6/2020	74,444,285
		Sovereign—3.4%
135,000,000		Caisse des Depots et Consignations (CDC), 2.030%, 3/12/2020	134,698,501
69,000,000		Erste Abwicklungsanstalt, 2.051%, 2/12/2020	68,957,201
100,000,000		European Investment Bank, 1.958%, 6/1/2020	99,451,339
595,000,000		Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 1.708% - 2.091%, 2/28/2020 - 5/15/2020	593,665,859
		TOTAL	896,772,900
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $5,302,199,325)	5,303,325,108
		CORPORATE BOND—0.2%
		Finance - Banking—0.2%
44,488,000		Westpac Banking Corp. Ltd., Sydney, Sr. Unsecd. Note, 2.150%, 3/6/2020 (IDENTIFIED COST $44,467,246)	44,506,240
	[2]	NOTES - VARIABLE—27.8%
		Aerospace/Auto—0.3%
74,000,000		Toyota Credit Canada, Inc., (Toyota Motor Corp. Support Agreement), 1.862% (1-month USLIBOR +0.170%), 2/10/2020	74,011,913
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—24.5%
$100,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 1.811% (3-month USLIBOR +0.150%), 2/26/2020	$100,000,000
100,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 1.834% (1-month USLIBOR +0.150%), 2/12/2020	100,000,000
123,000,000		Bank of Montreal, 1.931% (3-month USLIBOR +0.100%), 5/12/2020	123,024,103
70,000,000		Bank of Montreal, 1.941% (1-month USLIBOR +0.160%), 2/3/2020	70,018,941
100,000,000		Bank of Montreal, 1.970% (Effective Fed Funds +0.370%), 2/3/2020	100,100,463
120,000,000		Bank of Montreal, 1.974% (1-month USLIBOR +0.240%), 2/6/2020	120,085,476
100,000,000		Bank of Montreal, 2.020% (3-month USLIBOR +0.120%), 3/4/2020	100,057,341
100,000,000		Bank of Montreal, 2.035% (3-month USLIBOR +0.130%), 2/18/2020	100,069,787
100,000,000		Bank of Montreal, 2.045% (3-month USLIBOR +0.140%), 2/13/2020	100,076,694
50,000,000		Bank of Montreal, 2.188% (3-month USLIBOR +0.340%), 4/14/2020	50,069,081
180,000,000		Bank of Nova Scotia, Toronto, 1.820% (1-month USLIBOR +0.160%), 2/28/2020	180,036,007
149,500,000		Bank of Nova Scotia, Toronto, 1.824% (1-month USLIBOR +0.170%), 2/18/2020	149,531,736
74,500,000		Bank of Nova Scotia, Toronto, 1.870% (Effective Fed Funds +0.270%), 2/3/2020	74,530,132
99,500,000		Bank of Nova Scotia, Toronto, 1.870% (Effective Fed Funds +0.270%), 2/3/2020	99,541,738
200,000,000		Bank of Nova Scotia, Toronto, 1.890% (Effective Fed Funds +0.290%), 2/3/2020	200,103,548
100,000,000		Bank of Nova Scotia, Toronto, 1.909% (1-month USLIBOR +0.210%), 2/11/2020	100,024,751
125,000,000		Bank of Nova Scotia, Toronto, 1.910% (3-month USLIBOR +0.140%), 4/30/2020	125,091,494
50,000,000		Bank of Nova Scotia, Toronto, 1.912% (1-month USLIBOR +0.220%), 2/10/2020	50,016,770
40,000,000		Bank of Nova Scotia, Toronto, 1.912% (1-month USLIBOR +0.220%), 2/10/2020	40,013,416
65,000,000		Bank of Nova Scotia, Toronto, 1.960% (Effective Fed Funds +0.360%), 2/3/2020	65,059,195
100,000,000		Bank of Nova Scotia, Toronto, 1.960% (Effective Fed Funds +0.360%), 2/3/2020	100,091,504
55,000,000		Bank of Nova Scotia, Toronto, 1.969% (3-month USLIBOR +0.150%), 4/1/2020	55,042,737
50,000,000		Bank of Nova Scotia, Toronto, 2.000% (Effective Fed Funds +0.400%), 2/3/2020	50,060,761
20,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.851% (1-month USLIBOR +0.190%), 2/25/2020	20,002,714
60,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.856% (1-month USLIBOR +0.180%), 2/17/2020	60,003,680
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.864% (1-month USLIBOR +0.180%), 2/11/2020	$49,997,070
40,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.877% (1-month USLIBOR +0.200%), 2/10/2020	40,000,000
60,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.956% (3-month USLIBOR +0.150%), 4/23/2020	60,046,993
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.972% (3-month USLIBOR +0.100%), 3/30/2020	50,022,208
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.981% (1-month USLIBOR +0.200%), 2/3/2020	50,010,789
35,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.991% (1-month USLIBOR +0.210%), 2/3/2020	35,008,574
65,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.017% (3-month USLIBOR +0.130%), 2/28/2020	65,042,251
54,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.030% (3-month USLIBOR +0.130%), 3/17/2020	54,033,512
30,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.125% (3-month USLIBOR +0.190%), 3/25/2020	30,030,346
100,000,000		Canadian Imperial Bank of Commerce, 1.854% (1-month USLIBOR +0.170%), 2/11/2020	100,046,172
140,000,000		Canadian Imperial Bank of Commerce, 1.860% (Effective Fed Funds +0.260%), 2/3/2020	140,048,783
75,000,000		Canadian Imperial Bank of Commerce, 1.860% (Effective Fed Funds +0.260%), 2/3/2020	75,028,165
25,000,000		Canadian Imperial Bank of Commerce, 1.860% (Effective Fed Funds +0.260%), 2/3/2020	25,008,578
20,000,000		Canadian Imperial Bank of Commerce, 1.880% (Effective Fed Funds +0.280%), 2/3/2020	20,005,180
98,500,000		Canadian Imperial Bank of Commerce, 1.950% (Effective Fed Funds +0.350%), 2/3/2020	98,584,201
100,000,000		Canadian Imperial Bank of Commerce, 1.961% (1-month USLIBOR +0.180%), 2/3/2020	100,026,328
100,000,000		Canadian Imperial Bank of Commerce, 1.961% (1-month USLIBOR +0.180%), 2/3/2020	100,040,807
250,000,000		Canadian Imperial Bank of Commerce, 1.964% (1-month USLIBOR +0.250%), 2/4/2020	250,219,345
25,000,000		Canadian Imperial Bank of Commerce, 2.007% (3-month USLIBOR +0.120%), 3/4/2020	25,014,335
150,000,000		Canadian Imperial Bank of Commerce, 2.034% (3-month USLIBOR +0.140%), 2/5/2020	150,111,892
5,635,000		Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 1.650%, 2/6/2020	5,635,000
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC), 1.600%, 2/5/2020	16,700,000
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$3,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project 2013A, (Bank of America N.A. LOC), 1.640%, 2/6/2020	$3,000,000
7,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project, (Bank of America N.A. LOC), 1.640%, 2/6/2020	7,000,000
7,595,000		Gulf Gate Apartments LLC, Series 2003, (Wells Fargo Bank, N.A. LOC), 1.650%, 2/6/2020	7,595,000
14,920,000		Hamilton Station Park and Ride, Series 2005, (Wells Fargo Bank, N.A. LOC), 1.650%, 2/6/2020	14,920,000
17,570,000		Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 1.650%, 2/5/2020	17,570,000
9,000,000		Michael Dennis Sullivan Irrevocable Trust, (Wells Fargo Bank, N.A. LOC), 1.620%, 2/6/2020	9,000,000
9,780,000		Mike P. Sturdivant, Sr. Family Trust, Series 2016, (Wells Fargo Bank, N.A. LOC), 1.620%, 2/6/2020	9,780,000
125,000,000		National Australia Bank Ltd., Melbourne, 1.841% (1-month USLIBOR +0.160%), 2/20/2020	125,028,150
60,000,000		National Australia Bank Ltd., Melbourne, 1.841% (1-month USLIBOR +0.180%), 2/25/2020	60,021,472
100,000,000		National Australia Bank Ltd., Melbourne, 2.040% (3-month USLIBOR +0.130%), 2/25/2020	100,137,827
100,000,000		National Australia Bank Ltd., Melbourne, 2.045% (3-month USLIBOR +0.100%), 3/30/2020	100,000,000
25,000,000		Pepper I-Prime 2018-2 Trust, Class A1U2, (GTD by National Australia Bank Ltd., Melbourne), 2.221% (1-month USLIBOR +0.480%), 2/13/2020	25,023,462
40,000,000		Pepper I-Prime 2019-1 Trust, Class A1U1, (GTD by National Australia Bank Ltd., Melbourne), 2.090% (1-month USLIBOR +0.350%), 2/14/2020	40,007,748
4,960,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, Series 2003, (U.S. Bank, N.A. LOC), 1.750%, 2/6/2020	4,960,000
45,000,000		Royal Bank of Canada, 1.830% (Secured Overnight Financing Rate +0.250%), 2/3/2020	45,000,000
48,600,000		Royal Bank of Canada, 1.860% (Effective Fed Funds +0.260%), 2/3/2020	48,614,981
50,000,000		Royal Bank of Canada, 1.860% (Effective Fed Funds +0.260%), 2/3/2020	50,017,137
50,000,000		Royal Bank of Canada, 1.860% (Effective Fed Funds +0.260%), 2/3/2020	50,017,137
50,000,000		Royal Bank of Canada, 1.870% (Effective Fed Funds +0.270%), 2/3/2020	50,015,413
100,000,000		Royal Bank of Canada, 1.880% (Effective Fed Funds +0.280%), 2/3/2020	100,022,960
20,000,000		Royal Bank of Canada, 1.880% (Effective Fed Funds +0.280%), 2/3/2020	20,006,087
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$20,000,000		Royal Bank of Canada, 1.894% (1-month USLIBOR +0.160%), 2/5/2020	$20,000,000
50,000,000		Royal Bank of Canada, 1.900% (Effective Fed Funds +0.350%), 2/3/2020	50,042,896
50,000,000		Royal Bank of Canada, 1.900% (Secured Overnight Financing Rate +0.320%), 2/3/2020	49,986,110
40,000,000		Royal Bank of Canada, 1.910% (Effective Fed Funds +0.310%), 2/3/2020	40,024,523
15,000,000		SSAB AB (publ), Series 2014-B, (Credit Agricole Corporate and Investment Bank LOC), 1.620%, 2/6/2020	15,000,000
20,000,000		SSAB AB (publ), Series 2015-B, (Nordea Bank Abp LOC), 1.620%, 2/6/2020	20,000,000
18,965,000		Salem Green, LLP, Salem Green Apartments Project, Series 2010, (Wells Fargo Bank, N.A. LOC), 1.650%, 2/6/2020	18,965,000
720,000		St. Andrew United Methodist Church, Series 2004, (Wells Fargo Bank, N.A. LOC), 1.700%, 2/6/2020	720,000
100,000,000		Sumitomo Mitsui Banking Corp., 1.910% (Secured Overnight Financing Rate +0.330%), 2/3/2020	100,046,251
25,000,000		Toronto Dominion Bank, 1.854% (1-month USLIBOR +0.200%), 2/19/2020	25,003,113
50,000,000		Toronto Dominion Bank, 1.859% (1-month USLIBOR +0.200%), 2/24/2020	50,006,916
75,000,000		Toronto Dominion Bank, 1.870% (Effective Fed Funds +0.270%), 2/3/2020	75,031,032
100,000,000		Toronto Dominion Bank, 1.880% (Effective Fed Funds +0.280%), 2/3/2020	100,046,537
35,000,000		Toronto Dominion Bank, 1.920% (Effective Fed Funds +0.320%), 2/3/2020	35,024,005
50,000,000		Toronto Dominion Bank, 1.920% (Effective Fed Funds +0.320%), 2/3/2020	50,033,443
75,000,000		Toronto Dominion Bank, 1.950% (Effective Fed Funds +0.350%), 2/3/2020	75,064,738
40,000,000		Toronto Dominion Bank, 2.049% (3-month USLIBOR +0.140%), 2/13/2020	40,030,679
150,000,000		Toronto Dominion Bank, 2.090% (3-month USLIBOR +0.190%), 4/6/2020	150,150,234
75,000,000		Toronto Dominion Bank, 2.151% (3-month USLIBOR +0.190%), 3/30/2020	75,077,505
5,000,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 1.650%, 2/5/2020	5,000,000
150,000,000		Westpac Banking Corp. Ltd., Sydney, 1.880% (Effective Fed Funds +0.280%), 2/3/2020	150,000,000
127,200,000		Westpac Banking Corp. Ltd., Sydney, 1.900% (Effective Fed Funds +0.300%), 2/3/2020	127,200,000
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$100,000,000		Westpac Banking Corp. Ltd., Sydney, 2.037% (3-month USLIBOR +0.150%), 3/4/2020	$100,082,074
130,000,000		Westpac Banking Corp. Ltd., Sydney, 2.037% (3-month USLIBOR +0.150%), 3/9/2020	130,107,992
100,000,000		Westpac Banking Corp. Ltd., Sydney, 2.038% (3-month USLIBOR +0.150%), 3/4/2020	100,082,066
6,485,000		Yeshivas Novominsk, Series 2008, (TD Bank, N.A. LOC), 1.630%, 2/6/2020	6,485,000
		TOTAL	6,370,260,086
		Finance - Commercial—0.2%
45,000,000		Atlantic Asset Securitization LLC, 1.818% (1-month USLIBOR +0.160%), 2/18/2020	44,996,362
		Finance - Retail—0.9%
25,000,000		Chariot Funding LLC, 1.971% (1-month USLIBOR +0.190%), 2/3/2020	25,004,624
50,000,000		Old Line Funding, LLC, 1.920% (Effective Fed Funds +0.320%), 2/3/2020	50,004,868
75,000,000		Old Line Funding, LLC, 1.964% (1-month USLIBOR +0.250%), 2/7/2020	75,070,033
25,000,000		Old Line Funding, LLC, 2.040% (3-month USLIBOR +0.130%), 11/19/2020	25,001,700
67,500,000		Thunder Bay Funding, LLC, 1.920% (Effective Fed Funds +0.320%), 2/3/2020	67,508,088
		TOTAL	242,589,313
		Finance - Securities—1.2%
100,000,000		Anglesea Funding LLC, (Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Societe Generale, Paris COL), 1.910% (1-month USLIBOR +0.250%), 2/24/2020	100,000,000
37,000,000		Anglesea Funding LLC, (Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Societe Generale, Paris COL), 1.934% (1-month USLIBOR +0.250%), 2/13/2020	37,000,000
35,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 1.815% (1-month USLIBOR +0.160%), 3/2/2020	35,000,001
50,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 1.981% (1-month USLIBOR +0.200%), 2/3/2020	50,007,303
43,500,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 2.039% (3-month USLIBOR +0.130%), 2/12/2020	43,516,602
40,000,000		Glencove Funding LLC, (JPMorgan Chase Bank, N.A. COL), 2.037% (3-month USLIBOR +0.120%), 2/26/2020	40,000,000
24,500,000		Glencove Funding LLC, (JPMorgan Chase Bank, N.A. COL), 2.037% (3-month USLIBOR +0.120%), 2/26/2020	24,500,000
		TOTAL	330,023,906
		Government Agency—0.7%
9,015,000		Austen Children's Gift Trust, (FHLB of Dallas LOC), 1.620%, 2/6/2020	9,015,000
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Government Agency—continued
$5,445,000		Design Center LLC, (FHLB of Pittsburgh LOC), 1.620%, 2/6/2020	$5,445,000
27,100,000		Fiddyment Ranch Apartments LP, Series 2017-A Fiddyment Ranch Apartments, (FHLB of San Francisco LOC), 1.763%, 2/6/2020	27,100,000
27,100,000		Fiddyment Ranch Apartments LP, Series 2017-B Fiddyment Ranch Apartments, (FHLB of San Francisco LOC), 1.763%, 2/6/2020	27,100,000
32,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 1.620%, 2/6/2020	32,000,000
16,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 1.620%, 2/6/2020	16,000,000
5,780,000		Herman & Kittle Capital, LLC, Canterbury House Apartments-Lebanon Project Series 2005, (FHLB of Cincinnati LOC), 1.620%, 2/6/2020	5,780,000
4,270,000		Jim Brooks Irrevocable Trust, (FHLB of Dallas LOC), 1.600%, 2/5/2020	4,270,000
3,655,000		Karyn Brooks Descendants Trust, (FHLB of Dallas LOC), 1.600%, 2/6/2020	3,655,000
6,380,000		MHF DKF Insurance Trust, (FHLB of Dallas LOC), 1.620%, 2/6/2020	6,380,000
17,030,000		Mohr Green Associates L.P., 2012-A, (FHLB of San Francisco LOC), 1.620%, 2/6/2020	17,030,000
19,640,000		OSL Santa Rosa Fountaingrove LLC, (FHLB of San Francisco LOC), 1.620%, 2/6/2020	19,640,000
5,010,000		R.J. Brooks Jr. Irrevocable Trust, (FHLB of Dallas LOC), 1.600%, 2/5/2020	5,010,000
5,740,000		The Leopold Family Insurance Trust, (FHLB of Dallas LOC), 1.620%, 2/6/2020	5,740,000
5,975,000		The Thompson 2018 Family Trust, (FHLB of Dallas LOC), 1.600%, 2/6/2020	5,975,000
		TOTAL	190,140,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $7,248,819,078)	7,252,021,580
		TIME DEPOSITS—2.3%
		Finance - Banking—2.3%
300,000,000		ABN Amro Bank NV, 1.580%, 2/3/2020	300,000,000
300,000,000		Australia & New Zealand Banking Group, Melbourne, 1.630%, 2/3/2020	300,000,000
		TOTAL TIME DEPOSITS (IDENTIFIED COST $600,000,000)	600,000,000
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—15.9%
	Finance - Banking—15.9%
$140,000,000	BMO Capital Markets Corp., 1.68%, dated 1/15/2020, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,210,000 on 2/14/2020, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium term notes with a market value of $153,290,112 have been received as collateral and held with BNY Mellon as tri-party agent.	$140,000,000
50,000,000	BMO Capital Markets Corp., 1.68%, dated 1/31/2020, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,007,000 on 2/3/2020, in which asset-backed securities, collateralized mortgage obligations and medium term notes with a market value of $51,108,348 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
25,000,000	BMO Capital Markets Corp., 1.75%, dated 1/31/2020, interest in a $25,000,000 collateralized loan agreement will repurchase securities provided as collateral for $25,021,875 on 2/18/2020, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium term notes with a market value of $25,503,719 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
45,000,000	BMO Capital Markets Corp., 1.75%, dated 1/31/2020, interest in a $45,000,000 collateralized loan agreement will repurchase securities provided as collateral for $45,052,500 on 2/24/2020, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium term notes with a market value of $45,906,694 have been received as collateral and held with BNY Mellon as tri-party agent.	45,000,000
100,000,000	BNP Paribas SA, 1.71%, dated 1/31/2020, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,021,375 on 2/3/2020, in which asset-backed securities, medium term notes and sovereign with a market value of $153,022,447 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
38,400,000	Citigroup Global Markets, Inc., 2.08%, dated 1/31/2020, interest in a $40,000,000 collateralized loan agreement will repurchase securities provided as collateral for $40,006,933 on 2/3/2020, in which medium term notes securities with a market value of $40,807,073 have been received as collateral and held with BNY Mellon as tri-party agent.	38,400,000
25,000,000	Citigroup Global Markets, Inc., 2.14%, dated 11/19/2019, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,819,329 on 5/21/2020, in which medium term notes and sovereign securities with a market value of $76,651,853 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$95,000,000	Citigroup Global Markets, Inc., 2.19%, dated 11/19/2019, interest in a $145,000,000 collateralized loan agreement will repurchase securities provided as collateral for $146,621,092 on 5/21/2020, in which asset-backed securities, collateralized mortgage obligations and medium term notes with a market value of $148,200,156 have been received as collateral and held with BNY Mellon as tri-party agent.	$95,000,000
975,000,000	Credit Agricole CIB Paris, 1.78%, dated 1/13/2020, interest in a $2,000,000,000 collateralized loan agreement will repurchase securities provided as collateral for $2,000,692,222 on 2/10/2020, in which corporate bonds, medium term notes and sovereign with a market value of $2,040,302,600 have been received as collateral and held with BNY Mellon as tri-party agent.	975,000,000
25,000,000	HSBC Securities (USA), Inc., 1.68%, dated 1/31/2020, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,007,000 on 2/3/2020, in which corporate bonds and medium term notes with a market value of $51,000,000 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
55,000,000	HSBC Securities (USA), Inc., 1.78%, dated 1/31/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,014,833 on 2/3/2020, in which corporate bonds with a market value of $102,000,001 have been received as collateral and held with BNY Mellon as tri-party agent.	55,000,000
55,000,000	ING Financial Markets LLC, 1.68%, dated 1/31/2020, interest in a $105,000,000 collateralized loan agreement will repurchase securities provided as collateral for $105,014,700 on 2/3/2020, in which corporate bonds, medium-term notes and sovereign with a market value of $107,114,994 have been received as collateral and held with BNY Mellon as tri-party agent.	55,000,000
125,000,000	J.P. Morgan Securities LLC, 1.78%, dated 1/17/2020, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,395,556 on 2/18/2020, in which corporate bonds, medium-term notes and municipal bonds with a market value of $255,000,000 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
50,000,000	J.P. Morgan Securities LLC, 2.25%, dated 12/18/2019, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $101,143,750 on 6/18/2020, in which asset-backed securities and collateralized mortgage obligations with a market value of $102,000,000 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
50,000,000	MUFG Securities Americas, Inc., 1.70%, dated 1/31/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,014,167 on 2/3/2020, in which municipal bonds with a market value of $102,014,450 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$150,000,000	MUFG Securities Americas, Inc., 1.78%, dated 1/31/2020, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,044,500 on 2/3/2020, in which corporate bonds and exchange traded funds with a market value of $306,045,391 have been received as collateral and held with BNY Mellon as tri-party agent.	$150,000,000
342,000,000	Mizuho Securities USA, Inc., 2.00%, dated 1/31/2020, interest in a $750,000,000 collateralized loan agreement will repurchase securities provided as collateral for $750,125,000 on 2/3/2020, in which corporate bonds and municipal bonds with a market value of $765,127,501 have been received as collateral and held with BNY Mellon as tri-party agent.	342,000,000
100,000,000	Mizuho Securities USA, Inc., 2.28%, dated 11/7/2019, interest in a $365,000,000 collateralized loan agreement will repurchase securities provided as collateral for $366,410,117 on 3/9/2020, in which asset-backed securities and corporate bonds with a market value of $372,913,055 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
250,000,000	Pershing LLC., 1.78%, dated 11/21/2019, interest in a $500,000,000 collateralized loan agreement will repurchase securities provided as collateral for $500,173,056 on 2/10/2020, in which asset-backed securities, certificate of deposit, commercial paper, common stocks, corporate bonds, exchange traded funds, medium-term notes and municipal bonds with a market value of $510,075,684 have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
400,000,000	Societe Generale, Paris, 1.69%, dated 1/31/2020, interest in a $700,000,000 collateralized loan agreement will repurchase securities provided as collateral for $700,098,583 on 2/3/2020, in which asset-backed securities, commercial paper, corporate bonds, medium-term notes, Sovereign and treasury notes with a market value of $714,248,890 have been received as collateral and held with BNY Mellon as tri-party agent.	400,000,000
306,000,000	Societe Generale, Paris, 1.76%, dated 1/31/2020, interest in a $550,000,000 collateralized loan agreement will repurchase securities provided as collateral for $550,080,667 on 2/3/2020, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $561,082,395 have been received as collateral and held with BNY Mellon as tri-party agent.	306,000,000
50,000,000	Societe Generale, Paris, 1.88%, dated 1/31/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,161,889 on 3/2/2020, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $102,016,340 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$100,000,000	Standard Chartered Bank, 1.71%, dated 1/31/2020, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,028,500 on 2/3/2020 in which government national mortgage association with a market value of $204,029,070 have been received as collateral and held with BNY Mellon as tri-party agent.	$100,000,000
80,000,000	Wells Fargo Securities LLC, 1.74%, dated 1/28/2020, interest in a $80,000,000 collateralized loan agreement will repurchase securities provided as collateral for $80,027,067 on 2/4/2020, in which convertible bonds with a market value of $81,623,664 have been received as collateral and held with BNY Mellon as tri-party agent.	80,000,000
50,000,000	Wells Fargo Securities LLC, 1.78%, dated 1/31/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,014,833 on 2/3/2020, in which convertible bonds with a market value of $102,015,131 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
150,000,000	Wells Fargo Securities LLC, 2.20%, dated 9/24/2019, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,825,000 on 4/20/2020, in which convertible bonds with a market value of $153,122,103 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
80,000,000	Wells Fargo Securities LLC, 2.23%, dated 1/16/2020, interest in a $80,000,000 collateralized loan agreement will repurchase securities provided as collateral for $80,446,000 on 4/15/2020, in which collateralized mortgage obligations and corporate bonds with a market value of $81,690,984 have been received as collateral and held with BNY Mellon as tri-party agent.	80,000,000
100,000,000	Wells Fargo Securities LLC, 2.25%, dated 12/10/2019, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,562,500 on 4/8/2020, in which asset-backed securities with a market value of $102,159,375 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
120,000,000	Wells Fargo Securities LLC, 2.25%, dated 12/10/2019, interest in a $120,000,000 collateralized loan agreement will repurchase securities provided as collateral for $120,675,000 on 4/8/2020, in which convertible bonds with a market value of $122,591,251 have been received as collateral and held with BNY Mellon as tri-party agent.	120,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $4,131,400,000)	4,131,400,000
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Principal Amount		Value
	REPURCHASE AGREEMENTS—20.2%
	Finance - Banking—20.2%
$150,000,000	Interest in $350,000,000 joint repurchase agreement 1.60%, dated 1/31/2020 under which Bank of Montreal will repurchase securities provided as collateral for $350,046,667 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/1/2050 and the market value of those underlying securities was $358,865,761.	$150,000,000
1,000,000,000	Repurchase agreement 1.60%, dated 1/31/2020 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,000,133,333 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/20/2069 and the market value of those underlying securities was $1,022,932,706.	1,000,000,000
500,000,000	Repurchase agreement 1.60%, dated 1/31/2020 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $500,066,667 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/20/2049 and the market value of those underlying securities was $510,068,001.	500,000,000
500,000,000	Interest in $1,000,000,000 joint repurchase agreement 1.60%, dated 1/31/2020 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $1,000,133,333 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2050 and the market value of those underlying securities was $1,020,000,000.	500,000,000
1,000,000,000	Interest in $1,500,000,000 joint repurchase agreement 1.60%, dated 1/31/2020 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,500,200,000 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2050 and the market value of those underlying securities was $1,543,116,413.	1,000,000,000
1,000,000,000	Interest in $3,000,000,000 joint repurchase agreement 1.58%, dated 1/31/2020 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,395,000 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2027 and the market value of those underlying securities was $3,083,160,911.	1,000,000,000
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$297,000,000	Interest in $3,000,000,000 joint repurchase agreement 1.60%, dated 1/31/2020 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,400,000 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2049 and the market value of those underlying securities was $3,073,593,901.	$297,000,000
575,000,000	Repurchase agreement 1.59%, dated 1/31/2020 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $575,076,188 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/25/2049 and the market value of those underlying securities was $587,080,309.	575,000,000
245,100,000	Interest in $250,000,000 joint repurchase agreement 1.60%, dated 1/31/2020 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $250,033,333 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2050 and the market value of those underlying securities was $255,034,001.	245,100,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $5,267,100,000)	5,267,100,000
	TOTAL INVESTMENT IN SECURITIES—100.5% (IDENTIFIED COST $26,161,767,829)[3]	26,166,862,326
	OTHER ASSETS AND LIABILITIES - NET—(0.5)%[4]	(135,467,463)
	TOTAL NET ASSETS—100%	$26,031,394,863
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2020.
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2020, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
COL	—Collateralized
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
See Notes which are an integral part of the Financial Statements
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares Federated Institutional Prime Obligations Fund
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.0004	$1.0003	$1.0003	$1.0000	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0098	0.0239	0.0156	0.0063	0.003	0.000[1]
Net realized and unrealized gain	—	0.0001	0.0000[2]	0.0011	0.001	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0098	0.0240	0.0156	0.0074	0.004	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0098)	(0.0239)	(0.0156)	(0.0063)	(0.003)	(0.000)[1]
Distributions from paid in surplus	—	—	—	(0.0008)	(0.001)	—
TOTAL DISTRIBUTIONS	(0.0098)	(0.0239)	(0.0156)	(0.0071)	(0.004)	(0.000)[1]
Net Asset Value, End of Period	$1.0004	$1.0004	$1.0003	$1.0003	$1.00	$1.00
Total Return[3]	0.98%	2.43%	1.57%	0.66%	0.26%	0.04%
Ratios to Average Net Assets:
Net expenses	0.15%[4]	0.15%	0.17%	0.20%	0.21%	0.20%
Net investment income	1.93%[4]	2.41%	1.62%	0.40%	0.26%	0.04%
Expense waiver/reimbursement[5]	0.13%[4]	0.13%	0.12%	0.10%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$25,877,363	$21,146,776	$10,941,508	$787,309	$21,921,916	$30,806,315
1	Represents less than $0.001.
2	Represents less than $0.0001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Financial Highlights–Service Shares Federated Institutional Prime Obligations Fund
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.0004	$1.0002	$1.0003	$1.0000	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0085	0.0218	0.0134	0.0040	0.001	0.000[1]
Net realized and unrealized gain	—	0.0002	0.0000[2]	0.0012	0.001	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0085	0.0220	0.0134	0.0052	0.002	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0085)	(0.0218)	(0.0135)	(0.0040)	(0.001)	(0.000)[1]
Distributions from paid in surplus	—	—	—	(0.0009)	(0.001)	—
TOTAL DISTRIBUTIONS	(0.0085)	(0.0218)	(0.0135)	(0.0049)	(0.002)	(0.000)[1]
Net Asset Value, End of Period	$1.0004	$1.0004	$1.0002	$1.0003	$1.00	$1.00
Total Return[3]	0.86%	2.22%	1.35%	0.43%	0.07%	0.01%
Ratios to Average Net Assets:
Net expenses	0.40%[4]	0.37%	0.39%	0.45%	0.39%	0.24%
Net investment income	1.68%[4]	2.21%	1.33%	0.13%	0.07%	0.01%
Expense waiver/reimbursement[5]	0.13%[4]	0.13%	0.12%	0.10%	0.15%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$142,370	$93,979	$47,817	$37,873	$1,841,641	$2,881,460
1	Represents less than $0.001.
2	Represents less than $0.0001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Financial Highlights–Capital Shares Federated Institutional Prime Obligations Fund
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.0004	$1.0002	$1.0002	$1.0000	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0096	0.0234	0.0151	0.0058	0.002	0.000[1]
Net realized and unrealized gain	—	0.0002	0.0000[2]	0.0010	0.001	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0096	0.0236	0.0151	0.0068	0.003	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0095)	(0.0234)	(0.0151)	(0.0058)	(0.002)	(0.000)[1]
Distributions from paid in surplus	—	—	—	(0.0008)	(0.001)	—
TOTAL DISTRIBUTIONS	(0.0095)	(0.0234)	(0.0151)	(0.0066)	(0.003)	(0.000)[1]
Net Asset Value, End of Period	$1.0005	$1.0004	$1.0002	$1.0002	$1.00	$1.00
Total Return[3]	0.96%	2.39%	1.52%	0.60%	0.21%	0.01%
Ratios to Average Net Assets:
Net expenses	0.20%[4]	0.20%	0.23%	0.25%	0.26%	0.23%
Net investment income	1.89%[4]	2.31%	1.52%	0.34%	0.22%	0.01%
Expense waiver/reimbursement[5]	0.13%[4]	0.13%	0.12%	0.10%	0.08%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,663	$14,374	$25,206	$14,549	$526,605	$637,721
1	Represents less than $0.001.
2	Represents less than $0.0001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–
Federated Institutional Prime Obligations Fund
January 31, 2020 (unaudited)
Assets:
Investment in other repurchase agreements and repurchase agreements	$9,398,500,000
Investment in securities	16,768,362,326
Total investment in securities, at value (identified cost $26,161,767,829)		$26,166,862,326
Cash		870,305
Income receivable		31,305,003
TOTAL ASSETS		26,199,037,634
Liabilities:
Payable for investments purchased	135,000,000
Income distribution payable	31,721,591
Capital gain distribution payable	46,596
Payable for investment adviser fee (Note 5)	47,840
Payable for administrative fee (Note 5)	55,818
Payable for Directors'/Trustees' fees (Note 5)	1,868
Accrued expenses (Note 5)	769,058
TOTAL LIABILITIES		167,642,771
Net assets for 26,019,803,970 shares outstanding		$26,031,394,863
Net Assets Consist of:
Paid-in capital		$26,026,320,491
Total distributable earnings		5,074,372
TOTAL NET ASSETS		$26,031,394,863
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$25,877,362,631 ÷ 25,865,834,074 shares outstanding, no par value, unlimited shares authorized		$1.0004
Service Shares:
$142,369,543 ÷ 142,312,847 shares outstanding, no par value, unlimited shares authorized		$1.0004
Capital Shares:
$11,662,689 ÷ 11,657,049 shares outstanding, no par value, unlimited shares authorized		$1.0005
See Notes which are an integral part of the Financial Statements
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Statement of Operations–
Federated Institutional Prime Obligations Fund
Six Months Ended January 31, 2020 (unaudited)
Investment Income:
Interest		$249,620,598
Expenses:
Investment adviser fee (Note 5)	$23,984,455
Administrative fee (Note 5)	9,447,640
Custodian fees	309,990
Transfer agent fee	124,090
Directors'/Trustees' fees (Note 5)	63,052
Auditing fees	12,624
Legal fees	4,829
Portfolio accounting fees	129,404
Other service fees (Notes 2 and 5)	168,706
Share registration costs	173,939
Printing and postage	12,451
Miscellaneous (Note 5)	48,118
TOTAL EXPENSES	34,479,298
Waiver of investment adviser fee (Note 5)	(15,734,632)
Net expenses		18,744,666
Net investment income		230,875,932
Net change in unrealized appreciation of investments		1,522,356
Change in net assets resulting from operations		$232,398,288
See Notes which are an integral part of the Financial Statements
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Statement of Changes in Net Assets–
Federated Institutional Prime Obligations Fund
	Six Months Ended (unaudited) 1/31/2020	Year Ended 7/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$230,875,932	$372,519,522
Net realized gain	—	55,250
Net change in unrealized appreciation	1,522,356	2,163,260
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	232,398,288	374,738,032
Distributions to Shareholders:
Automated Shares[1]	—	(2)
Institutional Shares	(229,648,757)	(370,570,446)
Service Shares	(1,137,351)	(1,436,015)
Capital Shares	(164,786)	(528,383)
Trust Shares[2]	—	(9,911)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(230,950,894)	(372,544,757)
Share Transactions:
Proceeds from sale of shares	32,560,657,351	49,590,631,644
Net asset value of shares issued to shareholders in payment of distributions declared	39,236,230	78,813,357
Cost of shares redeemed	(27,825,074,322)	(39,431,593,349)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	4,774,819,259	10,237,851,652
Change in net assets	4,776,266,653	10,240,044,927
Net Assets:
Beginning of period	21,255,128,210	11,015,083,283
End of period	$26,031,394,863	$21,255,128,210
1	On May 17, 2019, Automated Shares were liquidated.
2	On July 30, 2019, Trust Shares were liquidated.
See Notes which are an integral part of the Financial Statements
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Notes to Financial Statements–
Federated Institutional Prime Obligations Fund
January 31, 2020 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Institutional Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
On May 17, 2019, the Automated Shares were liquidated.
On July 30, 2019, the Trust Shares were liquidated.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of each security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $15,734,632 is disclosed in Note 5.
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended January 31, 2020, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$164,341
Capital Shares	4,365
TOTAL	$168,706
For the six months ended January 31, 2020, the Fund's Institutional Shares did not incur other service fees; however it may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2020, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in
Federated Institutional Prime Obligations Fund
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transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Automated Shares:[1]	Shares	Amount	Shares	Amount
Shares redeemed	—	$—	(100)	$(100)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	—	$—	(100)	$(100)

	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	32,199,064,909	$32,210,638,874	48,952,533,604	$48,966,707,463
Shares issued to shareholders in payment of distributions declared	38,027,809	38,041,771	76,894,192	76,916,497
Shares redeemed	(27,509,692,313)	(27,519,529,827)	(38,829,386,725)	(38,840,532,290)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	4,727,400,405	$4,729,150,818	10,200,041,071	$10,203,091,670

	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	159,615,415	$159,661,360	230,564,297	$230,622,399
Shares issued to shareholders in payment of distributions declared	1,029,738	1,030,063	1,401,043	1,401,450
Shares redeemed	(112,277,421)	(112,310,143)	(185,826,492)	(185,874,390)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	48,367,732	$48,381,280	46,138,848	$46,149,459
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	190,287,106	$190,357,117	393,206,796	$393,299,582
Shares issued to shareholders in payment of distributions declared	164,334	164,396	487,051	487,169
Shares redeemed	(193,162,690)	(193,234,352)	(404,527,011)	(404,622,855)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,711,250)	$(2,712,839)	(10,833,164)	$(10,836,104)

	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Trust Shares:[2]	Shares	Amount	Shares	Amount
Shares sold	—	$—	2,199	$2,200
Shares issued to shareholders in payment of distributions declared	—	—	8,239	8,241
Shares redeemed	—	—	(563,492)	(563,714)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	—	$—	(553,054)	$(553,273)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	4,773,056,887	$4,774,819,259	10,234,793,601	$10,237,851,652
1	On May 17, 2019, Automated Shares were liquidated.
2	On July 30, 2019, Trust Shares were liquidated.
4. FEDERAL TAX INFORMATION
At January 31, 2020, the cost of investments for federal tax purposes was $26,161,767,829. The net unrealized appreciation of investments for federal tax purposes was $5,094,497. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,120,348 and net unrealized depreciation from investments for those securities having an excess of cost over value of $25,851.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2020, the Adviser voluntarily waived $15,734,632 of its fee.
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the six months ended January 31, 2020, FSSC received $1,978 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.25% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of January 31, 2020, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of January 31, 2020, the Fund had no outstanding loans. During the six months ended January 31, 2020, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2020, there were no outstanding loans. During the six months ended January 31, 2020, the program was not utilized.
9. SUBSEQUENT EVENTS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains, workflow operations and customer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and result in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including Fund service providers) and the market in general in significant and unforeseen ways. Any such impact could adversely affect the Fund's performance.
Effective on or about June 30, 2020, the name of the Trust and Fund will change to Federated Hermes Money Market Obligations Trust and Federated Hermes Institutional Prime Obligations Fund, respectively.
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)– Federated Institutional Prime Obligations Fund
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2019 to January 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2019	Ending Account Value 1/31/2020	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,009.80	$0.76[2]
Service Shares	$1,000	$1,008.60	$2.02[3]
Capital Shares	$1,000	$1,009.60	$1.01[4]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.38	$0.76[2]
Service Shares	$1,000	$1,023.13	$2.03[3]
Capital Shares	$1,000	$1,024.13	$1.02[4]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.15%
Service Shares	0.40%
Capital Shares	0.20%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.01 and $1.02, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.27 and $2.29, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Capital Shares current Fee Limit of 0.25% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.26 and $1.27, respectively.
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2019
Federated Institutional Prime Value Obligations Fund (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as
Semi-Annual Shareholder Report

management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both
Semi-Annual Shareholder Report

in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the CCO Fee Evaluation Report, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its Peer Group. In this
Semi-Annual Shareholder Report

regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted that the investment advisory fee was waived in its entirety, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking
Semi-Annual Shareholder Report

initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund's performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Semi-Annual Shareholder Report

Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any
Semi-Annual Shareholder Report

applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC's website at www.sec.gov. You may access Form N-MFP via the link to the Fund and share class name at www.FederatedInvestors.com.
Semi-Annual Shareholder Report

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Institutional Prime Value Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N583
CUSIP 60934N575
CUSIP 60934N567
Q450201 (3/20)
© 2020 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2020
Share Class | Ticker	Institutional | PVOXX

Federated Institutional Prime Value Obligations Fund

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund operates as a “Floating Net Asset Value” Money Market Fund.
The Share Price will fluctuate. It is possible to lose money by investing in the Fund.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At January 31, 2020, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets[2]
Other Repurchase Agreements and Repurchase Agreements	36.2%
Variable Rate Instruments	27.8%
Commercial Paper	20.3%
Bank Instruments	15.7%
Asset-Backed Securities	0.3%
Corporate Bond	0.2%
Other Assets and Liabilities—Net[3]	(0.5)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	As of the date specified above, the Fund owned shares of an affiliated investment company. For purposes of this table, the affiliated investment company is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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1

Portfolio of Investments
January 31, 2020 (unaudited)
Shares or Principal Amount		Value
	INVESTMENT COMPANY—99.7%
17,804,947,700	Federated Institutional Prime Obligations Fund, Institutional Shares, 1.71%[1] (IDENTIFIED COST $17,809,808,236)	$17,812,069,679
	OTHER REPURCHASE AGREEMENT—0.2%
	Finance - Banking—0.2%
$43,000,000	Mizuho Securities USA, Inc., 2.00%, dated 1/31/2020, interest in a $750,000,000 collateralized loan agreement will repurchase securities provided as collateral for $750,125,000 on 2/3/2020, in which corporate bonds and municipal bonds with a market value of $765,127,501 have been received as collateral and held with BNY Mellon as tri-party agent. (IDENTIFIED COST $43,000,000)	43,000,000
	TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $17,852,808,236)[2]	17,855,069,679
	OTHER ASSETS AND LIABILITIES - NET—0.1%[3]	19,448,575
	TOTAL NET ASSETS—100%	$17,874,518,254
Affiliated fund holdings are investment companies which are managed by Federated Investment Management Company (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2020, were as follows:
Federated Institutional Prime Obligations Fund, Institutional Shares
Balance of Shares Held 7/31/2019	14,610,947,700
Purchases/Additions	7,427,000,000
Sales/Reductions	(4,233,000,000)
Balance of Shares Held 1/31/2020	17,804,947,700
Value	$17,812,069,679
Change in Unrealized Appreciation/Depreciation	$357,600
Net Realized Gain/(Loss)	$(252,200)
Dividend Income	$156,966,692
The Fund invests in Federated Institutional Prime Obligations Fund (POF), a diversified portfolio of Money Market Obligations Trust (MMOT) which is also managed by the Adviser. MMOT is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The investment objective of POF is to provide current income consistent with stability of principal. Income distributions from POF are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of POF, if any, are declared and paid annually, and are recorded by the Fund as
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2

capital gains received. At January 31, 2020, POF represents 99.7% of the Fund's net assets. Therefore, the performance of the Fund is directly affected by the performance of POF. To illustrate the security holdings, financial condition, results of operations and changes in net assets of POF, its financial statements are included within this report. The financial statements of POF should be read in conjunction with the Fund's financial statements. The valuation of securities held by POF is discussed in the notes to its financial statements.
1	7-day net yield.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2020.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Other Repurchase Agreement	$—	$43,000,000	$—	$43,000,000
Investment Company	17,812,069,679	—	—	17,812,069,679
TOTAL SECURITIES	$17,812,069,679	$43,000,000	$—	$17,855,069,679
See Notes which are an integral part of the Financial Statements
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3

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.0003	$1.0002	$1.0002	$1.0000	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0098	0.0239	0.0156	0.0075	0.003	0.001
Net realized and unrealized gain (loss)	0.0000[1]	0.0001	(0.0000)[1]	0.0002	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.0098	0.0240	0.0156	0.0077	0.003	0.001
Less Distributions:
Distributions from net investment income	(0.0098)	(0.0239)	(0.0156)	(0.0075)	(0.003)	(0.001)
Distributions from net realized gain	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.0000)[1]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.0098)	(0.0239)	(0.0156)	(0.0075)	(0.003)	(0.001)
Net Asset Value, End of Period	$1.0003	$1.0003	$1.0002	$1.0002	$1.00	$1.00
Total Return[3]	0.98%	2.43%	1.57%	0.78%	0.31%	0.08%
Ratios to Average Net Assets:
Net expenses	0.00%[4,5]	—	0.00%[5]	0.20%	0.21%	0.20%
Net investment income	1.93%[4]	2.41%	1.59%	0.77%	0.31%	0.08%
Expense waiver/reimbursement[6]	0.29%[4]	0.29%	0.29%	0.09%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$15,835,719	$13,599,422	$6,992,551	$4,454,446	$4,639,018	$5,914,296
1	Represents less than $0.0001.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	Represents less than 0.01%.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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4

Statement of Assets and Liabilities
January 31, 2020 (unaudited)
Assets:
Investment in securities, at value including $17,812,069,679 of investment in an affiliated holding* (identified cost $17,852,808,236)		$17,855,069,679
Cash		926,387
Income receivable		2,389
Income receivable from an affiliated holding*		25,694,961
Receivable for shares sold		69,545,931
TOTAL ASSETS		17,951,239,347
Liabilities:
Payable for shares redeemed	$60,930,400
Income distribution payable	14,863,662
Capital gain distribution payable	31,689
Payable to adviser (Note 5)	23,055
Payable for administrative fees (Note 5)	38,297
Payable for Directors'/Trustees' fees (Note 5)	392
Payable for other service fees (Notes 2 and 5)	386,663
Accrued expenses (Note 5)	446,935
TOTAL LIABILITIES		76,721,093
Net assets for 17,869,001,599 shares outstanding		$17,874,518,254
Net Assets Consist of:
Paid-in capital		$17,872,498,459
Total distributable earnings		2,019,795
TOTAL NET ASSETS		$17,874,518,254
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$15,835,718,517 ÷ 15,830,818,674 shares outstanding, no par value, unlimited shares authorized		$1.0003
Service Shares:
$2,013,145,683 ÷ 2,012,536,675 shares outstanding, no par value, unlimited shares authorized		$1.0003
Capital Shares:
$25,654,054 ÷ 25,646,250 shares outstanding, no par value, unlimited shares authorized		$1.0003
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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5

Statement of Operations
Six Months Ended January 31, 2020 (unaudited)
Investment Income:
Dividends received from an affiliated holding*			$156,966,692
Interest			600,258
TOTAL INCOME			157,566,950
Expenses:
Investment adviser fee (Note 5)		$16,355,092
Administrative fee (Note 5)		6,441,560
Custodian fees		227,219
Transfer agent fee		84,308
Directors'/Trustees' fees (Note 5)		42,952
Auditing fees		12,624
Legal fees		4,829
Portfolio accounting fees		110,247
Other service fees (Notes 2 and 5)		1,860,688
Share registration costs		188,631
Printing and postage		20,747
Miscellaneous (Note 5)		49,847
TOTAL EXPENSES		25,398,744
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(16,355,092)
Reimbursement of other operating expenses (Note 5)	(7,182,964)
TOTAL WAIVER AND REIMBURSEMENTS		(23,538,056)
Net expenses			1,860,688
Net investment income			155,706,262
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments in an affiliated holding*			(252,200)
Net change in unrealized appreciation of investments in an affiliated holding*			357,600
Net realized and unrealized gain on investments			105,400
Change in net assets resulting from operations			$155,811,662
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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6

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2020	Year Ended 7/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$155,706,262	$242,045,436
Net realized gain (loss)	(252,200)	1,004,735
Net change in unrealized appreciation/depreciation	357,600	615,529
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	155,811,662	243,665,700
Distributions to Shareholders:
Institutional Shares	(143,355,706)	(227,746,997)
Service Shares	(12,212,353)	(13,713,304)
Capital Shares	(185,148)	(591,746)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(155,753,207)	(242,052,047)
Share Transactions:
Proceeds from sale of shares	26,262,031,203	42,460,937,874
Net asset value of shares issued to shareholders in payment of distributions declared	57,846,360	78,067,066
Cost of shares redeemed	(23,116,843,456)	(35,060,572,125)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,203,034,107	7,478,432,815
Change in net assets	3,203,092,562	7,480,046,468
Net Assets:
Beginning of period	14,671,425,692	7,191,379,224
End of period	$17,874,518,254	$14,671,425,692
See Notes which are an integral part of the Financial Statements
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7

Notes to Financial Statements
January 31, 2020 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Institutional Prime Value Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. The financial highlights of the Service Shares and Capital Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund invests all or substantially all of its net assets in the Institutional Shares of POF (the “Underlying Fund”), an affiliated institutional money market fund with substantially similar investment objectives and strategies as the Fund. Therefore, the performance of the Fund is directly affected by the performance of the Underlying Fund. To illustrate the security holdings, financial condition, results of operations and changes in net assets of the Underlying Fund, its financial statements are included within this report and should be read in conjunction with the Fund's financial statements.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, each Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an
Semi-Annual Shareholder Report
8

accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any
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U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $23,538,056 is disclosed in Note 5.
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Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the six months ended January 31, 2020, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$1,850,449
Capital Shares	10,239
TOTAL	$1,860,688
For the six months ended January 31, 2020, the Fund's Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2020, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in
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transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	24,090,348,870	$24,096,539,670	40,036,951,004	$40,044,526,153
Shares issued to shareholders in payment of distributions declared	45,494,239	45,506,358	64,134,982	64,147,966
Shares redeemed	(21,900,165,137)	(21,905,754,526)	(33,497,018,461)	(33,503,278,796)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,235,677,972	$2,236,291,502	6,604,067,525	$6,605,395,323

	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,151,467,079	$2,152,012,536	2,358,625,106	$2,359,060,772
Shares issued to shareholders in payment of distributions declared	12,151,614	12,154,860	13,325,579	13,328,378
Shares redeemed	(1,206,195,973)	(1,206,513,119)	(1,503,443,981)	(1,503,733,301)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	957,422,720	$957,654,277	868,506,704	$868,655,849
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	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	13,475,232	$13,478,997	57,337,012	$57,350,949
Shares issued to shareholders in payment of distributions declared	185,092	185,142	590,617	590,722
Shares redeemed	(4,574,555)	(4,575,811)	(53,549,494)	(53,560,028)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	9,085,769	$9,088,328	4,378,135	$4,381,643
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	3,202,186,461	$3,203,034,107	7,476,952,364	$7,478,432,815
4. FEDERAL TAX INFORMATION
At January 31, 2020, the cost of investments for federal tax purposes was $17,852,808,236. The net unrealized appreciation of investments for federal tax purposes was $2,261,443. This consists entirely of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,261,443.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. The Underlying Fund also has an investment advisory agreement with the Adviser by which the Adviser is entitled to an investment adviser fee of the Underlying Fund's average daily net assets. To avoid charging duplicative fees, the adviser has agreed to waive and/or reimburse their fee with respect to the net assets invested in the Underlying Fund. For the six months ended January 31, 2020, the Adviser waived and/or reimbursed $16,355,092 of its fee.
In addition, subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive and/or reimburse any portion of their fee and/or reimburse other operating expense. For the six months ended January 31, 2020, the Adviser voluntarily reimbursed $7,182,964 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
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Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the six months ended January 31, 2020, FSSC received $112 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) and the Fund's share of the fees and expenses of the Underlying Fund paid by the Fund's Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.30% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of January 31, 2020, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio invested in the Underlying Fund may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC
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if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of January 31, 2020, the Fund had no outstanding loans. During the six months ended January 31, 2020, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2020, there were no outstanding loans. During the six months ended January 31, 2020, the program was not utilized.
9. SUBSEQUENT EVENTS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains, workflow operations and customer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and result in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including Fund service providers) and the market in general in significant and unforeseen ways. Any such impact could adversely affect the Fund's performance.
Effective on or about June 29, 2020, the name of the Trust and Fund will change to Federated Hermes Money Market Obligations Trust and Federated Hermes Institutional Prime Value Obligations Fund, respectively.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2019 to January 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2019	Ending Account Value 1/31/2020	Expenses Paid During Period[1]
Actual	$1,000	$1,009.80	$0.00[2,3]
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,025.14	$0.00[2,3]
1	Expenses are equal to the Fund's Institutional Shares annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period).
2	Represents less than $0.01.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.01 and $1.02, respectively.
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Federated Institutional Prime Obligations Fund
Financial INFORMATION
Federated Institutional Prime Value Obligations Fund invests primarily in Federated Institutional Prime Obligations Fund. Therefore the Federated Institutional Prime Obligations Fund's financial information is included on pages 19 through 49.
Federated Institutional Prime Obligations Fund
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Portfolio of Investments Summary Tables (unaudited)– Federated Institutional Prime Obligations Fund
At January 31, 2020, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Other Repurchase Agreements and Repurchase Agreements	36.1%
Variable Rate Instruments	27.8%
Commercial Paper	20.4%
Bank Instruments	15.7%
Asset-Backed Securities	0.3%
Corporate Bond	0.2%
Other Assets and Liabilities—Net[2]	(0.5)%
TOTAL	100.0%
At January 31, 2020, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days[4]	53.5%
8-30 Days	18.2%
31-90 Days	20.3%
91-180 Days	7.5%
181 Days or more	1.0%
Other Assets and Liabilities—Net[2]	(0.5)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 28.4% of the Fund's portfolio.
Federated Institutional Prime Obligations Fund
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Portfolio of Investments– Federated Institutional Prime Obligations Fund
January 31, 2020 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITIES—0.3%
		Finance - Automotive—0.2%
$25,880,547		AmeriCredit Automobile Receivables Trust 2019-3, Class A1, 2.179%, 9/18/2020	$25,885,844
11,628,518		World Omni Select Auto Trust 2019-A, Class A1, 2.121%, 10/15/2020	11,631,482
		TOTAL	37,517,326
		Finance - Equipment—0.1%
15,907,066		Ascentium Equipment Receivables 2019-2 Trust, Class A1, 2.150%, 11/10/2020	15,907,512
14,511,292		CNH Equipment Trust 2019-B, Class A1, 2.565%, 6/12/2020	14,516,037
		TOTAL	30,423,549
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $67,927,422)	67,940,875
		CERTIFICATES OF DEPOSIT—13.4%
		Finance - Banking—13.4%
175,000,000		Bank of Montreal, 2.690% - 2.700%, 3/9/2020 - 3/19/2020	175,222,902
35,000,000		Credit Suisse AG, 2.000%, 4/1/2020	35,016,876
829,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 2.070% - 2.200%, 2/18/2020 - 4/6/2020	827,448,629
320,000,000		MUFG Bank Ltd., 1.850% - 2.080%, 2/14/2020 - 7/9/2020	320,133,388
255,000,000		MUFG Bank Ltd., 1.910% - 2.080%, 2/10/2020 - 5/7/2020	255,036,051
625,000,000		Mizuho Bank Ltd., 1.820% - 1.970%, 2/10/2020 - 4/14/2020	624,894,886
50,000,000		Mizuho Bank Ltd., 1.920%, 2/28/2020	50,000,000
100,000,000		Sumitomo Mitsui Banking Corp., 1.730%, 5/4/2020	100,000,000
480,000,000		Sumitomo Mitsui Banking Corp., 1.930% - 2.010%, 2/11/2020 - 4/29/2020	480,174,009
50,000,000		Sumitomo Mitsui Banking Corp., 2.240%, 2/3/2020	49,993,848
133,000,000		Sumitomo Mitsui Trust Bank Ltd., 1.750% - 2.150%, 2/13/2020 - 5/29/2020	133,013,076
150,000,000		Sumitomo Mitsui Trust Bank Ltd., 1.900% - 2.000%, 2/11/2020 - 3/26/2020	150,000,000
99,600,000		Toronto Dominion Bank, 2.100%, 2/6/2020	99,600,000
200,000,000		Wells Fargo Bank International, 1.860% - 1.950%, 6/2/2020 - 7/9/2020	200,034,858
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $3,499,854,758)	3,500,568,523
	[1]	COMMERCIAL PAPER—20.4%
		Finance - Banking—4.8%
110,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 1.930%, 4/1/2020	110,050,454
Federated Institutional Prime Obligations Fund
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Principal Amount			Value
	[1]	COMMERCIAL PAPER—continued
		Finance - Banking—continued
$100,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 1.950%, 5/1/2020	$100,062,345
79,000,000		Antalis S.A., (Societe Generale, Paris LIQ), 1.620%, 2/4/2020	78,989,335
125,000,000		BPCE SA, 1.959%, 3/26/2020	124,634,375
155,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.936% - 2.648%, 2/7/2020 - 10/9/2020	154,077,806
100,000,000		Credit Suisse AG, 1.919%, 4/2/2020	99,706,878
190,000,000		LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 1.811% - 1.912%, 3/20/2020 - 5/7/2020	189,370,122
110,000,000		MUFG Bank Ltd., 2.061%, 2/3/2020 - 2/10/2020	109,967,700
95,266,000		Manhattan Asset Funding Company LLC, (Sumitomo Mitsui Banking Corp. LIQ), 2.033%, 2/4/2020	95,249,964
46,500,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 1.860% - 1.980%, 2/20/2020 - 4/16/2020	46,421,036
100,000,000		Matchpoint Finance PLC, (BNP Paribas SA LIQ), 1.893%, 3/30/2020	99,697,111
50,000,000		National Australia Bank Ltd., Melbourne, 2.670%, 3/19/2020	49,894,134
		TOTAL	1,258,121,260
		Finance - Commercial—1.8%
50,000,000		Atlantic Asset Securitization LLC, 1.871%, 5/5/2020	49,769,493
5,000,000		CRC Funding, LLC, 2.061%, 2/5/2020	4,998,867
50,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 1.730%, 5/29/2020	50,000,000
100,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 1.830%, 5/18/2020	100,015,710
30,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 1.860%, 5/6/2020	30,008,419
40,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 1.900%, 5/5/2020	40,015,518
50,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 1.920%, 4/3/2020	50,018,392
140,000,000		Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 2.013%, 2/7/2020	139,953,334
		TOTAL	464,779,733
		Finance - Retail—4.8%
50,000,000		Barton Capital S.A., 1.704%, 3/27/2020	49,870,139
149,000,000		Chariot Funding LLC, 2.720% - 2.723%, 3/2/2020 - 3/9/2020	148,752,409
30,000,000		Old Line Funding, LLC, 1.867%, 7/13/2020	29,765,070
64,000,000		Old Line Funding, LLC, 1.900%, 7/8/2020	63,518,336
101,000,000		Old Line Funding, LLC, 1.918% - 2.061%, 2/13/2020 - 6/29/2020	100,650,291
50,000,000		Old Line Funding, LLC, 2.019%, 4/3/2020	49,858,075
684,000,000		Sheffield Receivables Company LLC, 1.812% - 2.034%, 2/19/2020 - 5/27/2020	681,653,491
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
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Principal Amount			Value
	[1]	COMMERCIAL PAPER—continued
		Finance - Retail—continued
$90,000,000		Starbird Funding Corp., 1.707%, 5/1/2020	$89,608,472
25,000,000		Thunder Bay Funding, LLC, 2.000%, 4/6/2020	24,924,834
		TOTAL	1,238,601,117
		Finance - Securities—5.3%
103,500,000		Anglesea Funding LLC, 1.929% - 2.095%, 2/3/2020 - 2/13/2020	103,448,751
100,000,000		Chesham Finance LLC Series III, (Societe Generale, Paris COL), 1.620%, 2/6/2020	99,977,500
100,000,000		Chesham Finance LLC Series VII, 1.621% - 1.909%, 2/6/2020 - 3/30/2020	99,835,694
95,000,000		Collateralized Commercial Paper Co. LLC, 2.021% - 2.133%, 2/10/2020 - 3/12/2020	94,907,519
407,750,000		Collateralized Commercial Paper FLEX Co., LLC, 1.850% - 2.144%, 2/10/2020 - 8/7/2020	405,515,059
235,000,000		Collateralized Commercial Paper V Co. LLC, 1.850% - 1.913%, 3/23/2020 - 8/6/2020	234,301,262
145,000,000		Great Bridge Capital Co., LLC, 1.805% - 2.037%, 2/7/2020 - 3/17/2020	144,835,678
188,000,000		Ridgefield Funding Company, LLC Series A, 1.912% - 2.146%, 2/7/2020 - 3/19/2020	187,784,350
		TOTAL	1,370,605,813
		Insurance—0.3%
75,000,000		PRICOA Short Term Funding, LLC, 1.877%, 7/6/2020	74,444,285
		Sovereign—3.4%
135,000,000		Caisse des Depots et Consignations (CDC), 2.030%, 3/12/2020	134,698,501
69,000,000		Erste Abwicklungsanstalt, 2.051%, 2/12/2020	68,957,201
100,000,000		European Investment Bank, 1.958%, 6/1/2020	99,451,339
595,000,000		Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 1.708% - 2.091%, 2/28/2020 - 5/15/2020	593,665,859
		TOTAL	896,772,900
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $5,302,199,325)	5,303,325,108
		CORPORATE BOND—0.2%
		Finance - Banking—0.2%
44,488,000		Westpac Banking Corp. Ltd., Sydney, Sr. Unsecd. Note, 2.150%, 3/6/2020 (IDENTIFIED COST $44,467,246)	44,506,240
	[2]	NOTES - VARIABLE—27.8%
		Aerospace/Auto—0.3%
74,000,000		Toyota Credit Canada, Inc., (Toyota Motor Corp. Support Agreement), 1.862% (1-month USLIBOR +0.170%), 2/10/2020	74,011,913
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
22

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—24.5%
$100,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 1.811% (3-month USLIBOR +0.150%), 2/26/2020	$100,000,000
100,000,000		Alpine Securitization LLC, (Credit Suisse AG LIQ), 1.834% (1-month USLIBOR +0.150%), 2/12/2020	100,000,000
123,000,000		Bank of Montreal, 1.931% (3-month USLIBOR +0.100%), 5/12/2020	123,024,103
70,000,000		Bank of Montreal, 1.941% (1-month USLIBOR +0.160%), 2/3/2020	70,018,941
100,000,000		Bank of Montreal, 1.970% (Effective Fed Funds +0.370%), 2/3/2020	100,100,463
120,000,000		Bank of Montreal, 1.974% (1-month USLIBOR +0.240%), 2/6/2020	120,085,476
100,000,000		Bank of Montreal, 2.020% (3-month USLIBOR +0.120%), 3/4/2020	100,057,341
100,000,000		Bank of Montreal, 2.035% (3-month USLIBOR +0.130%), 2/18/2020	100,069,787
100,000,000		Bank of Montreal, 2.045% (3-month USLIBOR +0.140%), 2/13/2020	100,076,694
50,000,000		Bank of Montreal, 2.188% (3-month USLIBOR +0.340%), 4/14/2020	50,069,081
180,000,000		Bank of Nova Scotia, Toronto, 1.820% (1-month USLIBOR +0.160%), 2/28/2020	180,036,007
149,500,000		Bank of Nova Scotia, Toronto, 1.824% (1-month USLIBOR +0.170%), 2/18/2020	149,531,736
74,500,000		Bank of Nova Scotia, Toronto, 1.870% (Effective Fed Funds +0.270%), 2/3/2020	74,530,132
99,500,000		Bank of Nova Scotia, Toronto, 1.870% (Effective Fed Funds +0.270%), 2/3/2020	99,541,738
200,000,000		Bank of Nova Scotia, Toronto, 1.890% (Effective Fed Funds +0.290%), 2/3/2020	200,103,548
100,000,000		Bank of Nova Scotia, Toronto, 1.909% (1-month USLIBOR +0.210%), 2/11/2020	100,024,751
125,000,000		Bank of Nova Scotia, Toronto, 1.910% (3-month USLIBOR +0.140%), 4/30/2020	125,091,494
50,000,000		Bank of Nova Scotia, Toronto, 1.912% (1-month USLIBOR +0.220%), 2/10/2020	50,016,770
40,000,000		Bank of Nova Scotia, Toronto, 1.912% (1-month USLIBOR +0.220%), 2/10/2020	40,013,416
65,000,000		Bank of Nova Scotia, Toronto, 1.960% (Effective Fed Funds +0.360%), 2/3/2020	65,059,195
100,000,000		Bank of Nova Scotia, Toronto, 1.960% (Effective Fed Funds +0.360%), 2/3/2020	100,091,504
55,000,000		Bank of Nova Scotia, Toronto, 1.969% (3-month USLIBOR +0.150%), 4/1/2020	55,042,737
50,000,000		Bank of Nova Scotia, Toronto, 2.000% (Effective Fed Funds +0.400%), 2/3/2020	50,060,761
20,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.851% (1-month USLIBOR +0.190%), 2/25/2020	20,002,714
60,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.856% (1-month USLIBOR +0.180%), 2/17/2020	60,003,680
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
23

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.864% (1-month USLIBOR +0.180%), 2/11/2020	$49,997,070
40,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.877% (1-month USLIBOR +0.200%), 2/10/2020	40,000,000
60,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.956% (3-month USLIBOR +0.150%), 4/23/2020	60,046,993
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.972% (3-month USLIBOR +0.100%), 3/30/2020	50,022,208
50,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.981% (1-month USLIBOR +0.200%), 2/3/2020	50,010,789
35,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.991% (1-month USLIBOR +0.210%), 2/3/2020	35,008,574
65,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.017% (3-month USLIBOR +0.130%), 2/28/2020	65,042,251
54,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.030% (3-month USLIBOR +0.130%), 3/17/2020	54,033,512
30,000,000		Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 2.125% (3-month USLIBOR +0.190%), 3/25/2020	30,030,346
100,000,000		Canadian Imperial Bank of Commerce, 1.854% (1-month USLIBOR +0.170%), 2/11/2020	100,046,172
140,000,000		Canadian Imperial Bank of Commerce, 1.860% (Effective Fed Funds +0.260%), 2/3/2020	140,048,783
75,000,000		Canadian Imperial Bank of Commerce, 1.860% (Effective Fed Funds +0.260%), 2/3/2020	75,028,165
25,000,000		Canadian Imperial Bank of Commerce, 1.860% (Effective Fed Funds +0.260%), 2/3/2020	25,008,578
20,000,000		Canadian Imperial Bank of Commerce, 1.880% (Effective Fed Funds +0.280%), 2/3/2020	20,005,180
98,500,000		Canadian Imperial Bank of Commerce, 1.950% (Effective Fed Funds +0.350%), 2/3/2020	98,584,201
100,000,000		Canadian Imperial Bank of Commerce, 1.961% (1-month USLIBOR +0.180%), 2/3/2020	100,026,328
100,000,000		Canadian Imperial Bank of Commerce, 1.961% (1-month USLIBOR +0.180%), 2/3/2020	100,040,807
250,000,000		Canadian Imperial Bank of Commerce, 1.964% (1-month USLIBOR +0.250%), 2/4/2020	250,219,345
25,000,000		Canadian Imperial Bank of Commerce, 2.007% (3-month USLIBOR +0.120%), 3/4/2020	25,014,335
150,000,000		Canadian Imperial Bank of Commerce, 2.034% (3-month USLIBOR +0.140%), 2/5/2020	150,111,892
5,635,000		Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 1.650%, 2/6/2020	5,635,000
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC), 1.600%, 2/5/2020	16,700,000
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
24

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$3,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project 2013A, (Bank of America N.A. LOC), 1.640%, 2/6/2020	$3,000,000
7,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project, (Bank of America N.A. LOC), 1.640%, 2/6/2020	7,000,000
7,595,000		Gulf Gate Apartments LLC, Series 2003, (Wells Fargo Bank, N.A. LOC), 1.650%, 2/6/2020	7,595,000
14,920,000		Hamilton Station Park and Ride, Series 2005, (Wells Fargo Bank, N.A. LOC), 1.650%, 2/6/2020	14,920,000
17,570,000		Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 1.650%, 2/5/2020	17,570,000
9,000,000		Michael Dennis Sullivan Irrevocable Trust, (Wells Fargo Bank, N.A. LOC), 1.620%, 2/6/2020	9,000,000
9,780,000		Mike P. Sturdivant, Sr. Family Trust, Series 2016, (Wells Fargo Bank, N.A. LOC), 1.620%, 2/6/2020	9,780,000
125,000,000		National Australia Bank Ltd., Melbourne, 1.841% (1-month USLIBOR +0.160%), 2/20/2020	125,028,150
60,000,000		National Australia Bank Ltd., Melbourne, 1.841% (1-month USLIBOR +0.180%), 2/25/2020	60,021,472
100,000,000		National Australia Bank Ltd., Melbourne, 2.040% (3-month USLIBOR +0.130%), 2/25/2020	100,137,827
100,000,000		National Australia Bank Ltd., Melbourne, 2.045% (3-month USLIBOR +0.100%), 3/30/2020	100,000,000
25,000,000		Pepper I-Prime 2018-2 Trust, Class A1U2, (GTD by National Australia Bank Ltd., Melbourne), 2.221% (1-month USLIBOR +0.480%), 2/13/2020	25,023,462
40,000,000		Pepper I-Prime 2019-1 Trust, Class A1U1, (GTD by National Australia Bank Ltd., Melbourne), 2.090% (1-month USLIBOR +0.350%), 2/14/2020	40,007,748
4,960,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, Series 2003, (U.S. Bank, N.A. LOC), 1.750%, 2/6/2020	4,960,000
45,000,000		Royal Bank of Canada, 1.830% (Secured Overnight Financing Rate +0.250%), 2/3/2020	45,000,000
48,600,000		Royal Bank of Canada, 1.860% (Effective Fed Funds +0.260%), 2/3/2020	48,614,981
50,000,000		Royal Bank of Canada, 1.860% (Effective Fed Funds +0.260%), 2/3/2020	50,017,137
50,000,000		Royal Bank of Canada, 1.860% (Effective Fed Funds +0.260%), 2/3/2020	50,017,137
50,000,000		Royal Bank of Canada, 1.870% (Effective Fed Funds +0.270%), 2/3/2020	50,015,413
100,000,000		Royal Bank of Canada, 1.880% (Effective Fed Funds +0.280%), 2/3/2020	100,022,960
20,000,000		Royal Bank of Canada, 1.880% (Effective Fed Funds +0.280%), 2/3/2020	20,006,087
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
25

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$20,000,000		Royal Bank of Canada, 1.894% (1-month USLIBOR +0.160%), 2/5/2020	$20,000,000
50,000,000		Royal Bank of Canada, 1.900% (Effective Fed Funds +0.350%), 2/3/2020	50,042,896
50,000,000		Royal Bank of Canada, 1.900% (Secured Overnight Financing Rate +0.320%), 2/3/2020	49,986,110
40,000,000		Royal Bank of Canada, 1.910% (Effective Fed Funds +0.310%), 2/3/2020	40,024,523
15,000,000		SSAB AB (publ), Series 2014-B, (Credit Agricole Corporate and Investment Bank LOC), 1.620%, 2/6/2020	15,000,000
20,000,000		SSAB AB (publ), Series 2015-B, (Nordea Bank Abp LOC), 1.620%, 2/6/2020	20,000,000
18,965,000		Salem Green, LLP, Salem Green Apartments Project, Series 2010, (Wells Fargo Bank, N.A. LOC), 1.650%, 2/6/2020	18,965,000
720,000		St. Andrew United Methodist Church, Series 2004, (Wells Fargo Bank, N.A. LOC), 1.700%, 2/6/2020	720,000
100,000,000		Sumitomo Mitsui Banking Corp., 1.910% (Secured Overnight Financing Rate +0.330%), 2/3/2020	100,046,251
25,000,000		Toronto Dominion Bank, 1.854% (1-month USLIBOR +0.200%), 2/19/2020	25,003,113
50,000,000		Toronto Dominion Bank, 1.859% (1-month USLIBOR +0.200%), 2/24/2020	50,006,916
75,000,000		Toronto Dominion Bank, 1.870% (Effective Fed Funds +0.270%), 2/3/2020	75,031,032
100,000,000		Toronto Dominion Bank, 1.880% (Effective Fed Funds +0.280%), 2/3/2020	100,046,537
35,000,000		Toronto Dominion Bank, 1.920% (Effective Fed Funds +0.320%), 2/3/2020	35,024,005
50,000,000		Toronto Dominion Bank, 1.920% (Effective Fed Funds +0.320%), 2/3/2020	50,033,443
75,000,000		Toronto Dominion Bank, 1.950% (Effective Fed Funds +0.350%), 2/3/2020	75,064,738
40,000,000		Toronto Dominion Bank, 2.049% (3-month USLIBOR +0.140%), 2/13/2020	40,030,679
150,000,000		Toronto Dominion Bank, 2.090% (3-month USLIBOR +0.190%), 4/6/2020	150,150,234
75,000,000		Toronto Dominion Bank, 2.151% (3-month USLIBOR +0.190%), 3/30/2020	75,077,505
5,000,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 1.650%, 2/5/2020	5,000,000
150,000,000		Westpac Banking Corp. Ltd., Sydney, 1.880% (Effective Fed Funds +0.280%), 2/3/2020	150,000,000
127,200,000		Westpac Banking Corp. Ltd., Sydney, 1.900% (Effective Fed Funds +0.300%), 2/3/2020	127,200,000
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
26

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Finance - Banking—continued
$100,000,000		Westpac Banking Corp. Ltd., Sydney, 2.037% (3-month USLIBOR +0.150%), 3/4/2020	$100,082,074
130,000,000		Westpac Banking Corp. Ltd., Sydney, 2.037% (3-month USLIBOR +0.150%), 3/9/2020	130,107,992
100,000,000		Westpac Banking Corp. Ltd., Sydney, 2.038% (3-month USLIBOR +0.150%), 3/4/2020	100,082,066
6,485,000		Yeshivas Novominsk, Series 2008, (TD Bank, N.A. LOC), 1.630%, 2/6/2020	6,485,000
		TOTAL	6,370,260,086
		Finance - Commercial—0.2%
45,000,000		Atlantic Asset Securitization LLC, 1.818% (1-month USLIBOR +0.160%), 2/18/2020	44,996,362
		Finance - Retail—0.9%
25,000,000		Chariot Funding LLC, 1.971% (1-month USLIBOR +0.190%), 2/3/2020	25,004,624
50,000,000		Old Line Funding, LLC, 1.920% (Effective Fed Funds +0.320%), 2/3/2020	50,004,868
75,000,000		Old Line Funding, LLC, 1.964% (1-month USLIBOR +0.250%), 2/7/2020	75,070,033
25,000,000		Old Line Funding, LLC, 2.040% (3-month USLIBOR +0.130%), 11/19/2020	25,001,700
67,500,000		Thunder Bay Funding, LLC, 1.920% (Effective Fed Funds +0.320%), 2/3/2020	67,508,088
		TOTAL	242,589,313
		Finance - Securities—1.2%
100,000,000		Anglesea Funding LLC, (Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Societe Generale, Paris COL), 1.910% (1-month USLIBOR +0.250%), 2/24/2020	100,000,000
37,000,000		Anglesea Funding LLC, (Citigroup Global Markets, Inc. COL)/(HSBC Bank PLC COL)/(Societe Generale, Paris COL), 1.934% (1-month USLIBOR +0.250%), 2/13/2020	37,000,000
35,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 1.815% (1-month USLIBOR +0.160%), 3/2/2020	35,000,001
50,000,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 1.981% (1-month USLIBOR +0.200%), 2/3/2020	50,007,303
43,500,000		Collateralized Commercial Paper FLEX Co., LLC, (J.P. Morgan Securities LLC COL), 2.039% (3-month USLIBOR +0.130%), 2/12/2020	43,516,602
40,000,000		Glencove Funding LLC, (JPMorgan Chase Bank, N.A. COL), 2.037% (3-month USLIBOR +0.120%), 2/26/2020	40,000,000
24,500,000		Glencove Funding LLC, (JPMorgan Chase Bank, N.A. COL), 2.037% (3-month USLIBOR +0.120%), 2/26/2020	24,500,000
		TOTAL	330,023,906
		Government Agency—0.7%
9,015,000		Austen Children's Gift Trust, (FHLB of Dallas LOC), 1.620%, 2/6/2020	9,015,000
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
27

Principal Amount			Value
	[2]	NOTES - VARIABLE—continued
		Government Agency—continued
$5,445,000		Design Center LLC, (FHLB of Pittsburgh LOC), 1.620%, 2/6/2020	$5,445,000
27,100,000		Fiddyment Ranch Apartments LP, Series 2017-A Fiddyment Ranch Apartments, (FHLB of San Francisco LOC), 1.763%, 2/6/2020	27,100,000
27,100,000		Fiddyment Ranch Apartments LP, Series 2017-B Fiddyment Ranch Apartments, (FHLB of San Francisco LOC), 1.763%, 2/6/2020	27,100,000
32,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 1.620%, 2/6/2020	32,000,000
16,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 1.620%, 2/6/2020	16,000,000
5,780,000		Herman & Kittle Capital, LLC, Canterbury House Apartments-Lebanon Project Series 2005, (FHLB of Cincinnati LOC), 1.620%, 2/6/2020	5,780,000
4,270,000		Jim Brooks Irrevocable Trust, (FHLB of Dallas LOC), 1.600%, 2/5/2020	4,270,000
3,655,000		Karyn Brooks Descendants Trust, (FHLB of Dallas LOC), 1.600%, 2/6/2020	3,655,000
6,380,000		MHF DKF Insurance Trust, (FHLB of Dallas LOC), 1.620%, 2/6/2020	6,380,000
17,030,000		Mohr Green Associates L.P., 2012-A, (FHLB of San Francisco LOC), 1.620%, 2/6/2020	17,030,000
19,640,000		OSL Santa Rosa Fountaingrove LLC, (FHLB of San Francisco LOC), 1.620%, 2/6/2020	19,640,000
5,010,000		R.J. Brooks Jr. Irrevocable Trust, (FHLB of Dallas LOC), 1.600%, 2/5/2020	5,010,000
5,740,000		The Leopold Family Insurance Trust, (FHLB of Dallas LOC), 1.620%, 2/6/2020	5,740,000
5,975,000		The Thompson 2018 Family Trust, (FHLB of Dallas LOC), 1.600%, 2/6/2020	5,975,000
		TOTAL	190,140,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $7,248,819,078)	7,252,021,580
		TIME DEPOSITS—2.3%
		Finance - Banking—2.3%
300,000,000		ABN Amro Bank NV, 1.580%, 2/3/2020	300,000,000
300,000,000		Australia & New Zealand Banking Group, Melbourne, 1.630%, 2/3/2020	300,000,000
		TOTAL TIME DEPOSITS (IDENTIFIED COST $600,000,000)	600,000,000
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
28

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—15.9%
	Finance - Banking—15.9%
$140,000,000	BMO Capital Markets Corp., 1.68%, dated 1/15/2020, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,210,000 on 2/14/2020, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium term notes with a market value of $153,290,112 have been received as collateral and held with BNY Mellon as tri-party agent.	$140,000,000
50,000,000	BMO Capital Markets Corp., 1.68%, dated 1/31/2020, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,007,000 on 2/3/2020, in which asset-backed securities, collateralized mortgage obligations and medium term notes with a market value of $51,108,348 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
25,000,000	BMO Capital Markets Corp., 1.75%, dated 1/31/2020, interest in a $25,000,000 collateralized loan agreement will repurchase securities provided as collateral for $25,021,875 on 2/18/2020, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium term notes with a market value of $25,503,719 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
45,000,000	BMO Capital Markets Corp., 1.75%, dated 1/31/2020, interest in a $45,000,000 collateralized loan agreement will repurchase securities provided as collateral for $45,052,500 on 2/24/2020, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium term notes with a market value of $45,906,694 have been received as collateral and held with BNY Mellon as tri-party agent.	45,000,000
100,000,000	BNP Paribas SA, 1.71%, dated 1/31/2020, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,021,375 on 2/3/2020, in which asset-backed securities, medium term notes and sovereign with a market value of $153,022,447 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
38,400,000	Citigroup Global Markets, Inc., 2.08%, dated 1/31/2020, interest in a $40,000,000 collateralized loan agreement will repurchase securities provided as collateral for $40,006,933 on 2/3/2020, in which medium term notes securities with a market value of $40,807,073 have been received as collateral and held with BNY Mellon as tri-party agent.	38,400,000
25,000,000	Citigroup Global Markets, Inc., 2.14%, dated 11/19/2019, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,819,329 on 5/21/2020, in which medium term notes and sovereign securities with a market value of $76,651,853 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
Federated Institutional Prime Obligations Fund
Semi-Annual Shareholder Report
29

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$95,000,000	Citigroup Global Markets, Inc., 2.19%, dated 11/19/2019, interest in a $145,000,000 collateralized loan agreement will repurchase securities provided as collateral for $146,621,092 on 5/21/2020, in which asset-backed securities, collateralized mortgage obligations and medium term notes with a market value of $148,200,156 have been received as collateral and held with BNY Mellon as tri-party agent.	$95,000,000
975,000,000	Credit Agricole CIB Paris, 1.78%, dated 1/13/2020, interest in a $2,000,000,000 collateralized loan agreement will repurchase securities provided as collateral for $2,000,692,222 on 2/10/2020, in which corporate bonds, medium term notes and sovereign with a market value of $2,040,302,600 have been received as collateral and held with BNY Mellon as tri-party agent.	975,000,000
25,000,000	HSBC Securities (USA), Inc., 1.68%, dated 1/31/2020, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,007,000 on 2/3/2020, in which corporate bonds and medium term notes with a market value of $51,000,000 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
55,000,000	HSBC Securities (USA), Inc., 1.78%, dated 1/31/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,014,833 on 2/3/2020, in which corporate bonds with a market value of $102,000,001 have been received as collateral and held with BNY Mellon as tri-party agent.	55,000,000
55,000,000	ING Financial Markets LLC, 1.68%, dated 1/31/2020, interest in a $105,000,000 collateralized loan agreement will repurchase securities provided as collateral for $105,014,700 on 2/3/2020, in which corporate bonds, medium-term notes and sovereign with a market value of $107,114,994 have been received as collateral and held with BNY Mellon as tri-party agent.	55,000,000
125,000,000	J.P. Morgan Securities LLC, 1.78%, dated 1/17/2020, interest in a $250,000,000 collateralized loan agreement will repurchase securities provided as collateral for $250,395,556 on 2/18/2020, in which corporate bonds, medium-term notes and municipal bonds with a market value of $255,000,000 have been received as collateral and held with BNY Mellon as tri-party agent.	125,000,000
50,000,000	J.P. Morgan Securities LLC, 2.25%, dated 12/18/2019, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $101,143,750 on 6/18/2020, in which asset-backed securities and collateralized mortgage obligations with a market value of $102,000,000 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
50,000,000	MUFG Securities Americas, Inc., 1.70%, dated 1/31/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,014,167 on 2/3/2020, in which municipal bonds with a market value of $102,014,450 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
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Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$150,000,000	MUFG Securities Americas, Inc., 1.78%, dated 1/31/2020, interest in a $300,000,000 collateralized loan agreement will repurchase securities provided as collateral for $300,044,500 on 2/3/2020, in which corporate bonds and exchange traded funds with a market value of $306,045,391 have been received as collateral and held with BNY Mellon as tri-party agent.	$150,000,000
342,000,000	Mizuho Securities USA, Inc., 2.00%, dated 1/31/2020, interest in a $750,000,000 collateralized loan agreement will repurchase securities provided as collateral for $750,125,000 on 2/3/2020, in which corporate bonds and municipal bonds with a market value of $765,127,501 have been received as collateral and held with BNY Mellon as tri-party agent.	342,000,000
100,000,000	Mizuho Securities USA, Inc., 2.28%, dated 11/7/2019, interest in a $365,000,000 collateralized loan agreement will repurchase securities provided as collateral for $366,410,117 on 3/9/2020, in which asset-backed securities and corporate bonds with a market value of $372,913,055 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
250,000,000	Pershing LLC., 1.78%, dated 11/21/2019, interest in a $500,000,000 collateralized loan agreement will repurchase securities provided as collateral for $500,173,056 on 2/10/2020, in which asset-backed securities, certificate of deposit, commercial paper, common stocks, corporate bonds, exchange traded funds, medium-term notes and municipal bonds with a market value of $510,075,684 have been received as collateral and held with BNY Mellon as tri-party agent.	250,000,000
400,000,000	Societe Generale, Paris, 1.69%, dated 1/31/2020, interest in a $700,000,000 collateralized loan agreement will repurchase securities provided as collateral for $700,098,583 on 2/3/2020, in which asset-backed securities, commercial paper, corporate bonds, medium-term notes, Sovereign and treasury notes with a market value of $714,248,890 have been received as collateral and held with BNY Mellon as tri-party agent.	400,000,000
306,000,000	Societe Generale, Paris, 1.76%, dated 1/31/2020, interest in a $550,000,000 collateralized loan agreement will repurchase securities provided as collateral for $550,080,667 on 2/3/2020, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $561,082,395 have been received as collateral and held with BNY Mellon as tri-party agent.	306,000,000
50,000,000	Societe Generale, Paris, 1.88%, dated 1/31/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,161,889 on 3/2/2020, in which asset-backed securities, collateralized mortgage obligations, corporate bonds and medium-term notes with a market value of $102,016,340 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
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Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$100,000,000	Standard Chartered Bank, 1.71%, dated 1/31/2020, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,028,500 on 2/3/2020 in which government national mortgage association with a market value of $204,029,070 have been received as collateral and held with BNY Mellon as tri-party agent.	$100,000,000
80,000,000	Wells Fargo Securities LLC, 1.74%, dated 1/28/2020, interest in a $80,000,000 collateralized loan agreement will repurchase securities provided as collateral for $80,027,067 on 2/4/2020, in which convertible bonds with a market value of $81,623,664 have been received as collateral and held with BNY Mellon as tri-party agent.	80,000,000
50,000,000	Wells Fargo Securities LLC, 1.78%, dated 1/31/2020, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,014,833 on 2/3/2020, in which convertible bonds with a market value of $102,015,131 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
150,000,000	Wells Fargo Securities LLC, 2.20%, dated 9/24/2019, interest in a $150,000,000 collateralized loan agreement will repurchase securities provided as collateral for $150,825,000 on 4/20/2020, in which convertible bonds with a market value of $153,122,103 have been received as collateral and held with BNY Mellon as tri-party agent.	150,000,000
80,000,000	Wells Fargo Securities LLC, 2.23%, dated 1/16/2020, interest in a $80,000,000 collateralized loan agreement will repurchase securities provided as collateral for $80,446,000 on 4/15/2020, in which collateralized mortgage obligations and corporate bonds with a market value of $81,690,984 have been received as collateral and held with BNY Mellon as tri-party agent.	80,000,000
100,000,000	Wells Fargo Securities LLC, 2.25%, dated 12/10/2019, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,562,500 on 4/8/2020, in which asset-backed securities with a market value of $102,159,375 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
120,000,000	Wells Fargo Securities LLC, 2.25%, dated 12/10/2019, interest in a $120,000,000 collateralized loan agreement will repurchase securities provided as collateral for $120,675,000 on 4/8/2020, in which convertible bonds with a market value of $122,591,251 have been received as collateral and held with BNY Mellon as tri-party agent.	120,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $4,131,400,000)	4,131,400,000
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Principal Amount		Value
	REPURCHASE AGREEMENTS—20.2%
	Finance - Banking—20.2%
$150,000,000	Interest in $350,000,000 joint repurchase agreement 1.60%, dated 1/31/2020 under which Bank of Montreal will repurchase securities provided as collateral for $350,046,667 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/1/2050 and the market value of those underlying securities was $358,865,761.	$150,000,000
1,000,000,000	Repurchase agreement 1.60%, dated 1/31/2020 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,000,133,333 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/20/2069 and the market value of those underlying securities was $1,022,932,706.	1,000,000,000
500,000,000	Repurchase agreement 1.60%, dated 1/31/2020 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $500,066,667 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/20/2049 and the market value of those underlying securities was $510,068,001.	500,000,000
500,000,000	Interest in $1,000,000,000 joint repurchase agreement 1.60%, dated 1/31/2020 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $1,000,133,333 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2050 and the market value of those underlying securities was $1,020,000,000.	500,000,000
1,000,000,000	Interest in $1,500,000,000 joint repurchase agreement 1.60%, dated 1/31/2020 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $1,500,200,000 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2050 and the market value of those underlying securities was $1,543,116,413.	1,000,000,000
1,000,000,000	Interest in $3,000,000,000 joint repurchase agreement 1.58%, dated 1/31/2020 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,395,000 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2027 and the market value of those underlying securities was $3,083,160,911.	1,000,000,000
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Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$297,000,000	Interest in $3,000,000,000 joint repurchase agreement 1.60%, dated 1/31/2020 under which Sumitomo Mitsui Banking Corp will repurchase securities provided as collateral for $3,000,400,000 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/1/2049 and the market value of those underlying securities was $3,073,593,901.	$297,000,000
575,000,000	Repurchase agreement 1.59%, dated 1/31/2020 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $575,076,188 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/25/2049 and the market value of those underlying securities was $587,080,309.	575,000,000
245,100,000	Interest in $250,000,000 joint repurchase agreement 1.60%, dated 1/31/2020 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $250,033,333 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2050 and the market value of those underlying securities was $255,034,001.	245,100,000
	TOTAL REPURCHASE AGREEMENTS (IDENTIFIED COST $5,267,100,000)	5,267,100,000
	TOTAL INVESTMENT IN SECURITIES—100.5% (IDENTIFIED COST $26,161,767,829)[3]	26,166,862,326
	OTHER ASSETS AND LIABILITIES - NET—(0.5)%[4]	(135,467,463)
	TOTAL NET ASSETS—100%	$26,031,394,863
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2020.
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Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2020, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
COL	—Collateralized
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares Federated Institutional Prime Obligations Fund
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.0004	$1.0003	$1.0003	$1.0000	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0098	0.0239	0.0156	0.0063	0.003	0.000[1]
Net realized and unrealized gain	—	0.0001	0.0000[2]	0.0011	0.001	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0098	0.0240	0.0156	0.0074	0.004	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0098)	(0.0239)	(0.0156)	(0.0063)	(0.003)	(0.000)[1]
Distributions from paid in surplus	—	—	—	(0.0008)	(0.001)	—
TOTAL DISTRIBUTIONS	(0.0098)	(0.0239)	(0.0156)	(0.0071)	(0.004)	(0.000)[1]
Net Asset Value, End of Period	$1.0004	$1.0004	$1.0003	$1.0003	$1.00	$1.00
Total Return[3]	0.98%	2.43%	1.57%	0.66%	0.26%	0.04%
Ratios to Average Net Assets:
Net expenses	0.15%[4]	0.15%	0.17%	0.20%	0.21%	0.20%
Net investment income	1.93%[4]	2.41%	1.62%	0.40%	0.26%	0.04%
Expense waiver/reimbursement[5]	0.13%[4]	0.13%	0.12%	0.10%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$25,877,363	$21,146,776	$10,941,508	$787,309	$21,921,916	$30,806,315
1	Represents less than $0.001.
2	Represents less than $0.0001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities–
Federated Institutional Prime Obligations Fund
January 31, 2020 (unaudited)
Assets:
Investment in other repurchase agreements and repurchase agreements	$9,398,500,000
Investment in securities	16,768,362,326
Total investment in securities, at value (identified cost $26,161,767,829)		$26,166,862,326
Cash		870,305
Income receivable		31,305,003
TOTAL ASSETS		26,199,037,634
Liabilities:
Payable for investments purchased	135,000,000
Income distribution payable	31,721,591
Capital gain distribution payable	46,596
Payable for investment adviser fee (Note 5)	47,840
Payable for administrative fee (Note 5)	55,818
Payable for Directors'/Trustees' fees (Note 5)	1,868
Accrued expenses (Note 5)	769,058
TOTAL LIABILITIES		167,642,771
Net assets for 26,019,803,970 shares outstanding		$26,031,394,863
Net Assets Consist of:
Paid-in capital		$26,026,320,491
Total distributable earnings		5,074,372
TOTAL NET ASSETS		$26,031,394,863
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$25,877,362,631 ÷ 25,865,834,074 shares outstanding, no par value, unlimited shares authorized		$1.0004
Service Shares:
$142,369,543 ÷ 142,312,847 shares outstanding, no par value, unlimited shares authorized		$1.0004
Capital Shares:
$11,662,689 ÷ 11,657,049 shares outstanding, no par value, unlimited shares authorized		$1.0005
See Notes which are an integral part of the Financial Statements
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Statement of Operations–
Federated Institutional Prime Obligations Fund
Six Months Ended January 31, 2020 (unaudited)
Investment Income:
Interest		$249,620,598
Expenses:
Investment adviser fee (Note 5)	$23,984,455
Administrative fee (Note 5)	9,447,640
Custodian fees	309,990
Transfer agent fee	124,090
Directors'/Trustees' fees (Note 5)	63,052
Auditing fees	12,624
Legal fees	4,829
Portfolio accounting fees	129,404
Other service fees (Notes 2 and 5)	168,706
Share registration costs	173,939
Printing and postage	12,451
Miscellaneous (Note 5)	48,118
TOTAL EXPENSES	34,479,298
Waiver of investment adviser fee (Note 5)	(15,734,632)
Net expenses		18,744,666
Net investment income		230,875,932
Net change in unrealized appreciation of investments		1,522,356
Change in net assets resulting from operations		$232,398,288
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets–
Federated Institutional Prime Obligations Fund
	Six Months Ended (unaudited) 1/31/2020	Year Ended 7/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$230,875,932	$372,519,522
Net realized gain	—	55,250
Net change in unrealized appreciation	1,522,356	2,163,260
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	232,398,288	374,738,032
Distributions to Shareholders:
Automated Shares[1]	—	(2)
Institutional Shares	(229,648,757)	(370,570,446)
Service Shares	(1,137,351)	(1,436,015)
Capital Shares	(164,786)	(528,383)
Trust Shares[2]	—	(9,911)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(230,950,894)	(372,544,757)
Share Transactions:
Proceeds from sale of shares	32,560,657,351	49,590,631,644
Net asset value of shares issued to shareholders in payment of distributions declared	39,236,230	78,813,357
Cost of shares redeemed	(27,825,074,322)	(39,431,593,349)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	4,774,819,259	10,237,851,652
Change in net assets	4,776,266,653	10,240,044,927
Net Assets:
Beginning of period	21,255,128,210	11,015,083,283
End of period	$26,031,394,863	$21,255,128,210
1	On May 17, 2019, Automated Shares were liquidated.
2	On July 30, 2019, Trust Shares were liquidated.
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements–
Federated Institutional Prime Obligations Fund
January 31, 2020 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Institutional Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
On May 17, 2019, the Automated Shares were liquidated.
On July 30, 2019, the Trust Shares were liquidated.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
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■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of each security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The
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Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver of $15,734,632 is disclosed in Note 5.
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Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended January 31, 2020, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$164,341
Capital Shares	4,365
TOTAL	$168,706
For the six months ended January 31, 2020, the Fund's Institutional Shares did not incur other service fees; however it may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2020, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in
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transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Automated Shares:[1]	Shares	Amount	Shares	Amount
Shares redeemed	—	$—	(100)	$(100)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	—	$—	(100)	$(100)

	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	32,199,064,909	$32,210,638,874	48,952,533,604	$48,966,707,463
Shares issued to shareholders in payment of distributions declared	38,027,809	38,041,771	76,894,192	76,916,497
Shares redeemed	(27,509,692,313)	(27,519,529,827)	(38,829,386,725)	(38,840,532,290)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	4,727,400,405	$4,729,150,818	10,200,041,071	$10,203,091,670

	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	159,615,415	$159,661,360	230,564,297	$230,622,399
Shares issued to shareholders in payment of distributions declared	1,029,738	1,030,063	1,401,043	1,401,450
Shares redeemed	(112,277,421)	(112,310,143)	(185,826,492)	(185,874,390)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	48,367,732	$48,381,280	46,138,848	$46,149,459
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	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	190,287,106	$190,357,117	393,206,796	$393,299,582
Shares issued to shareholders in payment of distributions declared	164,334	164,396	487,051	487,169
Shares redeemed	(193,162,690)	(193,234,352)	(404,527,011)	(404,622,855)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(2,711,250)	$(2,712,839)	(10,833,164)	$(10,836,104)

	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Trust Shares:[2]	Shares	Amount	Shares	Amount
Shares sold	—	$—	2,199	$2,200
Shares issued to shareholders in payment of distributions declared	—	—	8,239	8,241
Shares redeemed	—	—	(563,492)	(563,714)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	—	$—	(553,054)	$(553,273)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	4,773,056,887	$4,774,819,259	10,234,793,601	$10,237,851,652
1	On May 17, 2019, Automated Shares were liquidated.
2	On July 30, 2019, Trust Shares were liquidated.
4. FEDERAL TAX INFORMATION
At January 31, 2020, the cost of investments for federal tax purposes was $26,161,767,829. The net unrealized appreciation of investments for federal tax purposes was $5,094,497. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,120,348 and net unrealized depreciation from investments for those securities having an excess of cost over value of $25,851.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2020, the Adviser voluntarily waived $15,734,632 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the six months ended January 31, 2020, FSSC received $1,978 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.25% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of January 31, 2020, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
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6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of January 31, 2020, the Fund had no outstanding loans. During the six months ended January 31, 2020, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2020, there were no outstanding loans. During the six months ended January 31, 2020, the program was not utilized.
9. SUBSEQUENT EVENTS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains, workflow operations and customer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and result in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including Fund service providers) and the market in general in significant and unforeseen ways. Any such impact could adversely affect the Fund's performance.
Effective on or about June 30, 2020, the name of the Trust and Fund will change to Federated Hermes Money Market Obligations Trust and Federated Hermes Institutional Prime Obligations Fund, respectively.
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Shareholder Expense Example (unaudited)– Federated Institutional Prime Obligations Fund
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2019 to January 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2019	Ending Account Value 1/31/2020	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,009.80	$0.76[2]
Service Shares	$1,000	$1,008.60	$2.02[3]
Capital Shares	$1,000	$1,009.60	$1.01[4]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.38	$0.76[2]
Service Shares	$1,000	$1,023.13	$2.03[3]
Capital Shares	$1,000	$1,024.13	$1.02[4]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.15%
Service Shares	0.40%
Capital Shares	0.20%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.01 and $1.02, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.27 and $2.29, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Capital Shares current Fee Limit of 0.25% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.26 and $1.27, respectively.
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Evaluation and Approval of Advisory Contract–May 2019
Federated Institutional Prime Value Obligations Fund (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as
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management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both
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in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the CCO Fee Evaluation Report, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its Peer Group. In this
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regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted that the investment advisory fee was waived in its entirety, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking
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initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund's performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
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Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any
Semi-Annual Shareholder Report
55

applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
56

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC's website at www.sec.gov. You may access Form N-MFP via the link to the Fund and share class name at www.FederatedInvestors.com.
Semi-Annual Shareholder Report
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You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
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Federated Institutional Prime Value Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N583
Q454512 (3/20)
© 2020 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2020
Share Class | Ticker	Automated | TOAXX	Institutional | TOIXX	Service | TOSXX
	Capital | TOCXX	Trust | TOTXX

Federated Treasury Obligations Fund

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2020, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	54.1%
U.S. Treasury Securities	43.4%
Other Assets and Liabilities—Net[2]	2.5%
TOTAL	100.0%
At January 31, 2020, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	75.7%
8-30 Days	3.3%
31-90 Days	7.7%
91-180 Days	3.7%
181 Days or more	7.1%
Other Assets and Liabilities—Net[2]	2.5%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2020 (unaudited)
Principal Amount		Value
	REPURCHASE AGREEMENTS—54.1%
$475,000,000	Interest in $500,000,000 joint repurchase agreement 1.56%, dated 1/7/2020 under which BNP Paribas S.A. will repurchase securities provided as collateral for $501,343,333 on 3/9/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2047 and the market value of those underlying securities was $510,596,771.	$475,000,000
950,000,000	Interest in $1,000,000,000 joint repurchase agreement 1.58%, dated 1/10/2020 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,003,993,889 on 4/13/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2049 and the market value of those underlying securities was $1,020,940,112.	950,000,000
150,000,000	Interest in $150,000,000 joint repurchase agreement 1.58%, dated 1/31/2020 under which BNP Paribas S.A. will repurchase securities provided as collateral for $150,019,750 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2047 and the market value of those underlying securities was $153,020,181.	150,000,000
400,000,000	Interest in $400,000,000 joint repurchase agreement 1.58%, dated 1/31/2020 under which BNP Paribas S.A. will repurchase securities provided as collateral for $400,052,667 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2048 and the market value of those underlying securities was $408,053,740.	400,000,000
480,000,000	Interest in $500,000,000 joint repurchase agreement 1.60%, dated 1/29/2020 under which BNP Paribas S.A. will repurchase securities provided as collateral for $502,022,222 on 4/30/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2044 and the market value of those underlying securities was $510,090,690.	480,000,000
475,000,000	Interest in $500,000,000 joint repurchase agreement 1.62%, dated 12/2/2019 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $501,417,500 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2048 and the market value of those underlying securities was $511,445,898.	475,000,000
Semi-Annual Shareholder Report
2

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$50,596,000	Interest in $50,596,000 joint repurchase agreement 1.52%, dated 1/31/2020 under which Merrill Lynch, Pierce, Fenner and Smith will repurchase securities provided as collateral for $50,602,409 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 2/15/2041 and the market value of those underlying securities was $51,614,460.	$50,596,000
75,000,000	Interest in $75,000,000 joint repurchase agreement 1.57%, dated 1/31/2020 under which Merrill Lynch, Pierce, Fenner and Smith will repurchase securities provided as collateral for $75,009,813 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/31/2025 and the market value of those underlying securities was $76,510,081.	75,000,000
475,000,000	Interest in $500,000,000 joint repurchase agreement 1.56%, dated 1/15/2020 under which Bank of Montreal will repurchase securities provided as collateral for $500,650,000 on 2/14/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2049 and the market value of those underlying securities was $510,419,940.	475,000,000
225,000,000	Interest in $250,000,000 joint repurchase agreement 1.56%, dated 1/17/2020 under which Bank of Montreal will repurchase securities provided as collateral for $250,422,500 on 2/25/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2048 and the market value of those underlying securities was $255,187,859.	225,000,000
375,000,000	Interest in $400,000,000 joint repurchase agreement 1.58%, dated 1/24/2020 under which Bank of Montreal will repurchase securities provided as collateral for $401,509,778 on 4/22/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2049 and the market value of those underlying securities was $408,125,355.	375,000,000
140,000,000	Interest in $150,000,000 joint repurchase agreement 1.61%, dated 12/2/2019 under which Bank of Montreal will repurchase securities provided as collateral for $150,805,000 on 3/31/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2047 and the market value of those underlying securities was $153,431,116.	140,000,000
225,000,000	Interest in $250,000,000 joint repurchase agreement 1.62%, dated 11/22/2019 under which Bank of Montreal will repurchase securities provided as collateral for $251,428,750 on 3/31/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2048 and the market value of those underlying securities was $255,803,263.	225,000,000
Semi-Annual Shareholder Report
3

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$461,000,000	Interest in $1,900,000,000 joint repurchase agreement 1.58%, dated 1/31/2020 under which Barclays Bank PLC will repurchase securities provided as collateral for $1,900,250,167 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2048 and the market value of those underlying securities was $1,938,255,241.	$461,000,000
50,000,000	Interest in $50,000,000 joint repurchase agreement 1.58%, dated 1/31/2020 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $50,006,583 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 11/15/2028 and the market value of those underlying securities was $51,006,761.	50,000,000
450,000,000	Interest in $500,000,000 joint repurchase agreement 1.54%, dated 1/6/2020 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $500,663,056 on 2/6/2020. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 7/15/2028 and the market value of those underlying securities was $512,436,937.	450,000,000
250,000,000	Interest in $250,000,000 joint repurchase agreement 1.58%, dated 1/31/2020 under which Citibank, N.A. will repurchase securities provided as collateral for $250,032,917 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2048 and the market value of those underlying securities was $255,033,632.	250,000,000
300,000,000	Interest in $300,000,000 joint repurchase agreement 1.58%, dated 1/31/2020 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $300,039,500 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2046 and the market value of those underlying securities was $306,040,347.	300,000,000
465,000,000	Interest in $500,000,000 joint repurchase agreement 1.58%, dated 1/7/2020 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,153,611 on 2/10/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2039 and the market value of those underlying securities was $510,067,610.	465,000,000
1,000,000,000	Interest in $1,000,000,000 joint repurchase agreement 1.58%, dated 1/31/2020 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $1,000,131,667 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2026 and the market value of those underlying securities was $1,020,134,355.	1,000,000,000
Semi-Annual Shareholder Report
4

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$400,000,000	Interest in $1,600,000,000 joint repurchase agreement 1.70%, dated 11/8/2019 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $1,606,800,000 on 2/6/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2047 and the market value of those underlying securities was $1,636,331,253.	$400,000,000
100,000,000	Interest in $400,000,000 joint repurchase agreement 1.70%, dated 11/19/2019 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $401,643,333 on 2/14/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 5/15/2023 and the market value of those underlying securities was $409,464,319.	100,000,000
1,500,000,000	Interest in $3,475,000,000 joint repurchase agreement 1.60%, dated 1/31/2020 under which Credit Agricole CIB Paris will repurchase securities provided as collateral for $3,475,463,333 on 2/3/2020. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 2/15/2049 and the market value of those underlying securities was $3,535,404,003.	1,500,000,000
2,200,000,000	Repurchase agreement 1.59%, dated 1/31/2020 under which Fixed Income Clearing Corporation repurchase securities provided as collateral for $2,200,291,500 on 2/3/2020. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $2,238,959,402.	2,200,000,000
1,000,000,000	Interest in $1,000,000,000 joint repurchase agreement 1.59%, dated 1/31/2020 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $1,000,132,500 on 2/3/2020. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $1,025,490,624.	1,000,000,000
500,000,000	Interest in $500,000,000 joint repurchase agreement 1.58%, dated 1/31/2020 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $500,065,833 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2048 and the market value of those underlying securities was $510,067,203.	500,000,000
400,000,000	Repurchase agreement 1.57%, dated 1/31/2020 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $400,052,333 on 2/3/2020. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $408,857,726.	400,000,000
Semi-Annual Shareholder Report
5

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$165,000,000	Interest in $165,000,000 joint repurchase agreement 1.58%, dated 1/31/2020 under which ING Financial Markets LLC will repurchase securities provided as collateral for $165,021,725 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2048 and the market value of those underlying securities was $168,322,166.	$165,000,000
1,000,000,000	Interest in $3,000,000,000 joint repurchase agreement 1.63%, dated 11/15/2019 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $3,016,164,167 on 3/13/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2046 and the market value of those underlying securities was $3,060,000,025.	1,000,000,000
200,000,062	Repurchase agreement 1.58%, dated 1/31/2020 under which Metropolitan Life Insurance Co. will repurchase securities provided as collateral for $200,026,395 on 2/3/2020. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 5/15/2046 and the market value of those underlying securities was $203,965,428.	200,000,062
2,000,000,000	Repurchase agreement 1.58%, dated 1/31/2020 under which National Australia Bank Ltd., Melbourne will repurchase securities provided as collateral for $2,000,263,333 on 2/3/2020. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 5/15/2027 and the market value of those underlying securities was $2,040,611,752.	2,000,000,000
750,000,000	Interest in $2,000,000,000 joint repurchase agreement 1.55%, dated 1/3/2020 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,002,755,556 on 2/4/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2048 and the market value of those underlying securities was $2,042,722,836.	750,000,000
325,000,000	Interest in $325,000,000 joint repurchase agreement 1.58%, dated 1/31/2020 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $325,042,792 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $331,543,710.	325,000,000
706,437,375	Repurchase agreement 1.60%, dated 1/31/2020 under which Prudential Insurance Co. of America will repurchase securities provided as collateral for $706,531,567 on 2/3/2020. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 2/15/2048 and the market value of those underlying securities was $720,348,429.	706,437,375
Semi-Annual Shareholder Report
6

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$112,795,000		Repurchase agreement 1.60%, dated 1/31/2020 under which Prudential Legacy Insurance Co. of NJ will repurchase securities provided as collateral for $112,810,039 on 2/3/2020. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 2/15/2029 and the market value of those underlying securities was $114,913,816.	$112,795,000
1,900,000,000		Interest in $2,000,000,000 joint repurchase agreement 1.62%, dated 12/10/2019 under which Royal Bank of Canada, New York Branch will repurchase securities provided as collateral for $2,004,950,000 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2049 and the market value of those underlying securities was $2,045,049,053.	1,900,000,000
750,000,000		Interest in $750,000,000 joint repurchase agreement 1.58%, dated 1/31/2020 under which Standard Chartered Bank will repurchase securities provided as collateral for $750,098,750 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2049 and the market value of those underlying securities was $765,100,798.	750,000,000
37,303,250		Repurchase agreement 1.60%, dated 1/31/2020 under which United of Omaha Life Insurance Co. will repurchase securities provided as collateral for $37,308,224 on 2/3/2020. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 11/15/2024 and the market value of those underlying securities was $38,049,095.	37,303,250
800,000,000		Interest in $2,000,000,000 joint repurchase agreement 1.58%, dated 1/31/2020 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $2,000,263,333 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2049 and the market value of those underlying securities was $2,040,268,659.	800,000,000
		TOTAL REPURCHASE AGREEMENTS	22,318,131,687
		U.S. TREASURIES—43.4%
10,000,000	[1]	United States Treasury Bills, 1.530%, 3/12/2020	9,983,311
501,000,000	[1]	United States Treasury Bills, 1.537% - 2.470%, 2/27/2020	500,260,002
333,400,000	[1]	United States Treasury Bills, 1.580%, 5/28/2020	331,687,991
360,000,000	[1]	United States Treasury Bills, 1.600%, 4/23/2020	358,688,000
140,000,000	[1]	United States Treasury Bills, 1.610%, 4/30/2020	139,442,761
150,000,000	[1]	United States Treasury Bills, 1.620%, 4/16/2020	149,493,750
100,000,000	[1]	United States Treasury Bills, 1.620%, 7/16/2020	99,253,000
430,000,000	[1]	United States Treasury Bills, 1.625% - 1.690%, 4/9/2020	428,664,178
175,000,000	[1]	United States Treasury Bills, 1.740%, 9/10/2020	173,122,250
250,000,000	[1]	United States Treasury Bills, 1.800%, 8/13/2020	247,575,000
Semi-Annual Shareholder Report
7

Principal Amount			Value
		U.S. TREASURIES—continued
$470,000,000	[1]	United States Treasury Bills, 1.845% - 1.870%, 3/19/2020	$468,858,749
480,000,000	[1]	United States Treasury Bills, 1.885% - 1.900%, 2/13/2020	479,697,317
307,000,000	[1]	United States Treasury Bills, 1.945% - 1.950%, 2/6/2020	306,917,001
1,897,500,000	[2]	United States Treasury Floating Rate Notes, 1.568% (91-day T-Bill +0.033%), 2/4/2020	1,897,466,574
1,451,100,000	[2]	United States Treasury Floating Rate Notes, 1.578% (91-day T-Bill +0.043%), 2/4/2020	1,450,936,016
1,052,500,000	[2]	United States Treasury Floating Rate Notes, 1.580% (91-day T-Bill +0.045%), 2/4/2020	1,051,972,780
1,953,000,000	[2]	United States Treasury Floating Rate Notes, 1.650% (91-day T-Bill +0.115%), 2/4/2020	1,952,511,490
395,000,000	[2]	United States Treasury Floating Rate Notes, 1.674% (91-day T-Bill +0.139%), 2/4/2020	394,992,822
325,000,000	[2]	United States Treasury Floating Rate Notes, 1.689% (91-day T-Bill +0.154%), 2/4/2020	325,000,000
606,000,000	[2]	United States Treasury Floating Rate Notes, 1.755% (91-day T-Bill +0.220%), 2/4/2020	605,730,105
990,500,000	[2]	United States Treasury Floating Rate Notes, 1.835% (91-day T-Bill +0.300%), 2/4/2020	991,165,559
442,500,000		United States Treasury Notes, 1.125% - 1.375%, 3/31/2020	441,834,112
1,181,750,000		United States Treasury Notes, 1.125% - 2.375%, 4/30/2020	1,181,097,851
212,000,000		United States Treasury Notes, 1.250%, 2/29/2020	211,859,569
644,000,000		United States Treasury Notes, 1.375% - 2.625%, 8/31/2020	647,019,303
220,000,000		United States Treasury Notes, 1.375% - 2.875%, 10/31/2020	221,088,271
410,500,000		United States Treasury Notes, 1.375%, 5/31/2020	409,719,428
7,000,000		United States Treasury Notes, 1.500%, 4/15/2020	6,992,601
50,000,000		United States Treasury Notes, 1.500%, 7/15/2020	49,968,329
213,000,000		United States Treasury Notes, 1.625% - 2.500%, 6/30/2020	213,548,935
224,000,000		United States Treasury Notes, 1.625% - 2.750%, 11/30/2020	225,721,411
509,000,000		United States Treasury Notes, 1.750% - 2.625%, 11/15/2020	510,919,676
317,000,000		United States Treasury Notes, 2.625%, 7/31/2020	318,403,093
577,000,000		United States Treasury Notes, 2.750%, 9/30/2020	580,938,878
413,250,000		United States Treasury Notes, 3.500%, 5/15/2020	415,174,760
80,000,000		United States Treasury Notes, 3.625%, 2/15/2020	80,044,965
		TOTAL U.S. TREASURIES	17,877,749,838
		TOTAL INVESTMENT IN SECURITIES-97.5% (AT AMORTIZED COST)[3]	40,195,881,525
		OTHER ASSETS AND LIABILITIES - NET—2.5%[4]	1,030,116,037
		TOTAL NET ASSETS—100%	$41,225,997,562
Semi-Annual Shareholder Report
8

1	Discount rate at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2020.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of January 31, 2020, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,
		2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.007	0.019	0.010	0.002	0.000[1]
Net realized gain	—	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.007	0.019	0.010	0.002	0.000[1]
Less Distributions:
Distributions from net investment income	(0.007)	(0.019)	(0.010)	(0.002)	(0.000)[1]
Distributions from net realized gain	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.007)	(0.019)	(0.010)	(0.002)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.71%	1.88%	1.03%	0.17%	0.01%
Ratios to Average Net Assets:
Net expenses	0.50%[3]	0.48%	0.42%	0.46%	0.28%
Net investment income	1.42%[3]	1.87%	1.02%	0.16%	0.01%
Expense waiver/reimbursement[4]	0.09%[3]	0.11%	0.10%	0.15%	0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,656,254	$2,138,942	$2,059,409	$1,435,990	$2,196,515
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.009	0.022	0.013	0.004	0.001	0.000[1]
Net realized gain (loss)	—	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.009	0.022	0.013	0.004	0.001	0.000[1]
Less Distributions:
Distributions from net investment income	(0.009)	(0.022)	(0.013)	(0.004)	(0.001)	(0.000)[1]
Distributions from net realized gain	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.009)	(0.022)	(0.013)	(0.004)	(0.001)	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.86%	2.18%	1.25%	0.44%	0.11%	0.01%
Ratios to Average Net Assets:
Net expenses	0.19%[3]	0.18%	0.19%	0.20%	0.18%	0.07%
Net investment income	1.71%[3]	2.17%	1.24%	0.43%	0.11%	0.01%
Expense waiver/reimbursement[4]	0.09%[3]	0.11%	0.10%	0.08%	0.11%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$31,730,596	$33,350,766	$25,992,845	$24,203,284	$23,141,953	$22,161,341
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.007	0.019	0.010	0.002	0.000[1]	0.000[1]
Net realized gain	—	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.007	0.019	0.010	0.002	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.007)	(0.019)	(0.010)	(0.002)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.007)	(0.019)	(0.010)	(0.002)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.74%	1.93%	1.00%	0.21%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.44%[3]	0.43%	0.44%	0.43%	0.27%	0.07%
Net investment income	1.45%[3]	1.92%	0.96%	0.22%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.09%[3]	0.11%	0.10%	0.10%	0.27%	0.46%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,229,969	$4,672,058	$3,584,885	$5,208,323	$3,864,431	$3,749,474
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.008	0.021	0.012	0.003	0.000[1]	0.000[1]
Net realized gain (loss)	—	(0.000)[1]	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.008	0.021	0.012	0.003	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.008)	(0.021)	(0.012)	(0.003)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.008)	(0.021)	(0.012)	(0.003)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.81%	2.08%	1.15%	0.34%	0.05%	0.01%
Ratios to Average Net Assets:
Net expenses	0.29%[3]	0.28%	0.29%	0.30%	0.24%	0.07%
Net investment income	1.60%[3]	2.07%	1.12%	0.35%	0.05%	0.01%
Expense waiver/reimbursement[4]	0.09%[3]	0.11%	0.10%	0.08%	0.15%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,382,057	$1,250,599	$1,114,276	$1,857,588	$802,172	$798,750
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.017	0.008	0.001	0.000[1]	0.000[1]
Net realized gain (loss)	—	0.000[1]	(0.000)[1]	(0.000)[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.006	0.017	0.008	0.001	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.006)	(0.017)	(0.008)	(0.001)	(0.000)[1]	(0.000)[1]
Distributions from net realized gain	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.006)	(0.017)	(0.008)	(0.001)	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.61%	1.67%	0.75%	0.08%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.69%[3]	0.68%	0.69%	0.57%	0.27%	0.07%
Net investment income	1.19%[3]	1.67%	0.77%	0.09%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.09%[3]	0.11%	0.10%	0.22%	0.51%	0.71%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,227,122	$860,830	$512,289	$909,570	$642,129	$630,384
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Assets and Liabilities
January 31, 2020 (unaudited)
Assets:
Investment in repurchase agreements	$22,318,131,687
Investment in securities	17,877,749,838
Investment in securities, at amortized cost and fair value		$40,195,881,525
Cash		1,000,672,365
Income receivable		47,369,079
Receivable for shares sold		63,408,798
TOTAL ASSETS		41,307,331,767
Liabilities:
Payable for shares redeemed	$47,596,979
Income distribution payable	29,978,664
Capital gain distribution payable	10,239
Payable for investment adviser fee (Note 4)	110,612
Payable for administrative fees (Note 4)	88,348
Payable for Directors'/Trustees' fees (Note 4)	2,774
Payable for distribution services fee (Note 4)	259,727
Payable for other service fees (Note 4)	1,702,649
Accrued expenses (Note 4)	1,584,213
TOTAL LIABILITIES		81,334,205
Net assets for 41,226,034,425 shares outstanding		$41,225,997,562
Net Assets Consist of:
Paid-in capital		$41,226,197,801
Total distributable earnings (loss)		(200,239)
TOTAL NET ASSETS		$41,225,997,562
Semi-Annual Shareholder Report
15

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Automated Shares:
$1,656,254,294 ÷ 1,656,255,775 shares outstanding, no par value, unlimited shares authorized	$1.00
Institutional Shares:
$31,730,595,690 ÷ 31,730,624,066 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$5,229,968,539 ÷ 5,229,973,215 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$1,382,056,842 ÷ 1,382,058,076 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$1,227,122,197 ÷ 1,227,123,293 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Operations
Six Months Ended January 31, 2020 (unaudited)
Investment Income:
Interest			$418,394,514
Expenses:
Investment adviser fee (Note 4)		$43,986,791
Administrative fee (Note 4)		17,327,918
Custodian fees		836,981
Transfer agent fee (Note 2)		1,088,235
Directors'/Trustees' fees (Note 4)		127,314
Auditing fees		12,624
Legal fees		5,583
Portfolio accounting fees		121,723
Distribution services fee (Note 4)		1,408,881
Other service fees (Notes 2 and 4)		10,773,539
Share registration costs		196,241
Printing and postage		98,226
Miscellaneous (Note 4)		106,914
TOTAL EXPENSES		76,090,970
Waiver and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(20,753,653)
Reimbursement of other operating expenses (Notes 2 and 4)	(7)
TOTAL WAIVER AND REIMBURSEMENT		(20,753,660)
Net expenses			55,337,310
Net investment income			363,057,204
Net realized loss on investments			(2,800)
Change in net assets resulting from operations			$363,054,404
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2020	Year Ended 7/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$363,057,204	$788,678,479
Net realized gain (loss)	(2,800)	8,675
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	363,054,404	788,687,154
Distributions to Shareholders:
Automated Shares	(13,619,908)	(40,804,074)
Institutional Shares	(293,376,789)	(632,084,254)
Service Shares	(38,493,849)	(81,714,700)
Capital Shares	(11,076,535)	(24,546,725)
Trust Shares	(6,694,322)	(9,666,515)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(363,261,403)	(788,816,268)
Share Transactions:
Proceeds from sale of shares	125,131,538,430	281,119,584,422
Proceeds from shares issued in connection with the tax-free transfer of assets from PNC Treasury Plus Money Market Fund	310,115,826	—
Net asset value of shares issued to shareholders in payment of distributions declared	143,963,360	301,149,970
Cost of shares redeemed	(126,632,606,437)	(272,411,116,009)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,046,988,821)	9,009,618,383
Change in net assets	(1,047,195,820)	9,009,489,269
Net Assets:
Beginning of period	42,273,193,382	33,263,704,113
End of period	$41,225,997,562	$42,273,193,382
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Notes to Financial Statements
January 31, 2020 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Treasury Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
On November 19, 2019, the Fund acquired all of the net assets of PNC Treasury Plus Money Market Fund (the “Acquired Fund”), an open-ended investment company, in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on November 5, 2019. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of the Acquired Fund's Class I Shares exchanged, a shareholder received 1.000 shares of the Fund's Institutional Shares.
For every one share of the Acquired Fund's Advisor Shares exchanged, a shareholder received 1.000 shares of the Fund's Capital Shares.
For every one share of the Acquired Fund's Service Shares exchanged, a shareholder received 1.000 shares of the Fund's Service Shares.
The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Acquired Fund's Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
310,115,826	$310,115,826	$45,100,232,014	$45,410,347,840
Semi-Annual Shareholder Report
19

Assuming the acquisition had been completed on August 1, 2019, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the six months ended January 31, 2020, were as follows:
Net investment income	$365,115,208
Net realized and unrealized gain on investments	3,899
Net increase in net assets resulting from operations	$365,119,107

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fund's Statement of Operations and Statement of Changes in Net Assets as of January 31, 2020.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Semi-Annual Shareholder Report
20

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Semi-Annual Shareholder Report
21

Investment Income, Gains and Losses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Amortization/accretion of premium and discount is included in investment income. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursement of $20,753,660 is disclosed in Note 2 and Note 4. For the six months ended January 31, 2020, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Automated Shares	$919,771	$–
Institutional Shares	137,052	–
Service Shares	21,287	(2)
Capital Shares	5,571	–
Trust Shares	4,554	(5)
TOTAL	$1,088,235	$(7)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Hermes, Inc. A financial intermediary affiliated with management of Federated Hermes, Inc. received $8,408 of other service fees for the six months ended January 31, 2020. For the six months ended January 31, 2020, other service fees for the Fund were as follows:
Other Service Fees Incurred
Automated Shares	$2,050,000
Service Shares	6,623,458
Capital Shares	691,200
Trust Shares	1,408,881
TOTAL	$10,773,539
For the six months ended January 31, 2020, the Fund's Institutional Shares did not incur other service fees; however it may begin to incur this fee upon approval of the Trustees.
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Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2020, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	1,436,881,184	$1,436,885,874	4,167,109,353	$4,167,109,353
Shares issued to shareholders in payment of distributions declared	12,881,414	12,881,415	39,964,481	39,964,481
Shares redeemed	(1,932,439,891)	(1,932,439,891)	(4,127,531,647)	(4,127,531,647)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	(482,677,293)	$(482,672,602)	79,542,187	$79,542,187
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	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	108,445,257,755	$108,445,257,755	255,255,336,119	$255,255,336,119
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	309,932,776	309,932,776	–	–
Shares issued to shareholders in payment of distributions declared	103,910,424	103,910,424	216,137,448	216,137,448
Shares redeemed	(110,479,110,124)	(110,479,111,993)	(248,113,453,703)	(248,113,453,703)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,620,009,169)	$(1,620,011,038)	7,358,019,864	$7,358,019,864

	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	10,688,305,225	$10,688,305,225	15,479,859,002	$15,479,859,002
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	10	10	–	–
Shares issued to shareholders in payment of distributions declared	16,490,050	16,490,050	29,470,223	29,470,223
Shares redeemed	(10,146,861,279)	(10,146,872,332)	(14,422,142,610)	(14,422,142,610)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	557,934,006	$557,922,953	1,087,186,615	$1,087,186,615
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	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	2,858,367,840	$2,858,373,146	4,229,607,483	$4,229,607,483
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	183,040	183,040	–	–
Shares issued to shareholders in payment of distributions declared	6,422,919	6,422,919	11,183,268	11,183,268
Shares redeemed	(2,733,509,455)	(2,733,509,455)	(4,104,463,154)	(4,104,463,154)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	131,464,344	$131,469,650	136,327,597	$136,327,597

	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,702,711,231	$1,702,716,430	1,987,672,465	$1,987,672,465
Shares issued to shareholders in payment of distributions declared	4,258,552	4,258,552	4,394,550	4,394,550
Shares redeemed	(1,340,672,766)	(1,340,672,766)	(1,643,524,895)	(1,643,524,895)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	366,297,017	$366,302,216	348,542,120	$348,542,120
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,046,991,095)	$(1,046,988,821)	9,009,618,383	$9,009,618,383
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2020, the Adviser voluntarily waived $20,753,653 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2020, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Trust Shares	$1,408,881
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Other Service Fees
For the six months ended January 31, 2020, FSSC received $4,769 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55%, 0.20%, 0.45%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2020; or (b) the date of the Fund's next effective
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Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2020, there were no outstanding loans. During the six months ended January 31, 2020, the program was not utilized.
6. SUBSEQUENT EVENT
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains, workflow operations and customer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and result in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including Fund service providers) and the market in general in significant and unforeseen ways. Any such impact could adversely affect the Fund's performance.
Effective on or about June 29, 2020, the name of the Trust and Fund will change to Federated Hermes Money Market Obligations Trust and Federated Hermes Treasury Obligations Fund, respectively.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2019 to January 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2019	Ending Account Value 1/31/2020	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,007.10	$2.52
Institutional Shares	$1,000	$1,008.60	$0.96
Service Shares	$1,000	$1,007.40	$2.22
Capital Shares	$1,000	$1,008.10	$1.46
Trust Shares	$1,000	$1,006.10	$3.48
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,022.60	$2.54
Institutional Shares	$1,000	$1,024.20	$0.97
Service Shares	$1,000	$1,022.90	$2.24
Capital Shares	$1,000	$1,023.70	$1.48
Trust Shares	$1,000	$1,021.70	$3.51
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.50%
Institutional Shares	0.19%
Service Shares	0.44%
Capital Shares	0.29%
Trust Shares	0.69%
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Evaluation and Approval of Advisory Contract–May 2019
Federated Treasury Obligations Fund (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
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adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
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regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the
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Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund's performance was above the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived
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fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the
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appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
36

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC's website at www.sec.gov. You may access Form N-MFP via the link to the Fund and share class name at www.FederatedInvestors.com.
Semi-Annual Shareholder Report
37

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
38

Federated Treasury Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919726
CUSIP 60934N500
CUSIP 60934N872
CUSIP 60934N823
CUSIP 60934N120
Q450203 (3/20)
© 2020 Federated Hermes, Inc.

Semi-Annual Shareholder Report
January 31, 2020
Share Class | Ticker	Institutional | TTOXX	Cash II | TTIXX	Cash Series | TCSXX

Federated Trust for U.S. Treasury Obligations

A Portfolio of Money Market Obligations Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2020, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	65.3%
U.S. Treasury Securities	34.6%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
At January 31, 2020, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	81.7%
8 to 30 Days	2.6%
31 to 90 Days	6.2%
91 to 180 Days	2.9%
181 Days or more	6.5%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2020 (unaudited)
Principal Amount		Value
	REPURCHASE AGREEMENTS—65.3%
$25,000,000	Interest in $500,000,000 joint repurchase agreement 1.56%, dated 1/7/2020 under which BNP Paribas S.A. will repurchase securities provided as collateral for $501,343,333 on 3/9/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2047 and the market value of those underlying securities was $510,596,771.	$25,000,000
50,000,000	Interest in $1,000,000,000 joint repurchase agreement 1.58%, dated 1/10/2020 under which BNP Paribas S.A. will repurchase securities provided as collateral for $1,003,993,889 on 4/13/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2049 and the market value of those underlying securities was $1,020,940,112.	50,000,000
20,000,000	Interest in $500,000,000 joint repurchase agreement 1.60%, dated 1/29/2020 under which BNP Paribas S.A. will repurchase securities provided as collateral for $502,022,222 on 4/30/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2044 and the market value of those underlying securities was $510,090,690.	20,000,000
25,000,000	Interest in $500,000,000 joint repurchase agreement 1.62%, dated 12/2/2019 under which BNP Paribas S.A. will repurchase securities provided as collateral for $501,417,500 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2048 and the market value of those underlying securities was $511,445,898.	25,000,000
25,000,000	Interest in $500,000,000 joint repurchase agreement 1.56%, dated 1/15/2020 under which Bank of Montreal will repurchase securities provided as collateral for $500,650,000 on 2/14/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2049 and the market value of those underlying securities was $510,419,940.	25,000,000
25,000,000	Interest in $250,000,000 joint repurchase agreement 1.56%, dated 1/17/2020 under which Bank of Montreal will repurchase securities provided as collateral for $250,422,500 on 2/25/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2048 and the market value of those underlying securities was $255,187,859.	25,000,000
Semi-Annual Shareholder Report
2

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$25,000,000	Interest in $400,000,000 joint repurchase agreement 1.58%, dated 1/24/2020 under which Bank of Montreal will repurchase securities provided as collateral for $401,509,778 on 4/22/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2049 and the market value of those underlying securities was $408,125,355.	$25,000,000
10,000,000	Interest in $150,000,000 joint repurchase agreement 1.61%, dated 12/2/2019 under which Bank of Montreal will repurchase securities provided as collateral for $150,805,000 on 3/31/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2047 and the market value of those underlying securities was $153,431,116.	10,000,000
25,000,000	Interest in $250,000,000 joint repurchase agreement 1.62%, dated 11/22/2019 under which Bank of Montreal will repurchase securities provided as collateral for $251,428,750 on 3/31/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2048 and the market value of those underlying securities was $255,803,263.	25,000,000
296,000,000	Interest in $1,900,000,000 joint repurchase agreement 1.58%, dated 1/31/2020 under which Barclays Bank PLC will repurchase securities provided as collateral for $1,900,250,167 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2048 and the market value of those underlying securities was $1,938,255,241.	296,000,000
50,000,000	Interest in $500,000,000 joint repurchase agreement 1.54%, dated 1/6/2020 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $500,663,056 on 2/6/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 7/15/2028 and the market value of those underlying securities was $512,436,937.	50,000,000
200,000,000	Interest in $1,500,000,000 joint repurchase agreement 1.58%, dated 1/31/2020 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $1,500,197,500 on 2/3/2020. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 2/15/2026 and the market value of those underlying securities was $1,529,998,409.	200,000,000
35,000,000	Interest in $500,000,000 joint repurchase agreement 1.58%, dated 1/7/2020 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,153,611 on 2/10/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2039 and the market value of those underlying securities was $510,067,610.	35,000,000
Semi-Annual Shareholder Report
3

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$50,000,000	Interest in $1,600,000,000 joint repurchase agreement 1.70%, dated 11/8/2019 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $1,606,800,000 on 2/6/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2047 and the market value of those underlying securities was $1,636,331,253.	$50,000,000
10,000,000	Interest in $400,000,000 joint repurchase agreement 1.70%, dated 11/19/2019 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $401,643,333 on 2/14/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with maturing on 5/15/2023 and the market value of those underlying securities was $409,464,319.	10,000,000
350,000,000	Interest in $3,475,000,000 joint repurchase agreement 1.60%, dated 1/31/2020 under which Credit Agricole CIB, Paris will repurchase securities provided as collateral for $3,475,463,333 on 2/3/2020. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 2/15/2049 and the market value of those underlying securities was $3,535,404,003.	350,000,000
300,000,000	Repurchase agreement 1.59%, dated 1/31/2020 under which Fixed Income Clearing Corp. will repurchase securities provided as collateral for $300,039,750 on 2/3/2020. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 5/31/2025 and the market value of those underlying securities was $306,089,217.	300,000,000
350,000,000	Interest in $3,000,000,000 joint repurchase agreement 1.58%, dated 1/31/2020 under which ING Financial Markets LLC will repurchase securities provided as collateral for $3,000,395,000 on 2/3/2020. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 8/15/2028 and the market value of those underlying securities was $3,061,749,445.	350,000,000
50,000,000	Interest in $3,000,000,000 joint repurchase agreement 1.63%, dated 11/15/2019 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $3,016,164,167 on 3/13/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2046 and the market value of those underlying securities was $3,060,000,025.	50,000,000
50,000,000	Interest in $2,000,000,000 joint repurchase agreement 1.55%, dated 1/3/2020 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $2,002,755,556 on 2/4/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2048 and the market value of those underlying securities was $2,042,722,836.	50,000,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$100,000,000		Interest in $2,000,000,000 joint repurchase agreement 1.62%, dated 12/10/2019 under which Royal Bank of Canada, New York Branch will repurchase securities provided as collateral for $2,004,950,000 on 2/3/2020. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2049 and the market value of those underlying securities was $2,045,049,053.	$100,000,000
100,000,000		Repurchase agreement 1.65%, dated 1/31/2020 under which Symmetry Master Fund (Guaranteed by Barclays Bank PLC) will repurchase securities provided as collateral for $100,013,750 on 2/3/2020. The securities provided as collateral at the end of the period held with State Street Bank & Trust Co. were U.S. Treasury securities with various maturities to 9/15/2022 and the market value of those underlying securities was $102,000,443.	100,000,000
		TOTAL REPURCHASE AGREEMENTS	2,171,000,000
		U.S. TREASURIES—34.6%
22,000,000	[1]	United States Treasury Bills, 1.580%, 5/28/2020	21,887,030
23,300,000	[1]	United States Treasury Bills, 1.600%, 4/23/2020	23,215,085
10,000,000	[1]	United States Treasury Bills, 1.610%, 4/30/2020	9,960,197
9,000,000	[1]	United States Treasury Bills, 1.620%, 4/16/2020	8,969,625
6,000,000	[1]	United States Treasury Bills, 1.620%, 7/16/2020	5,955,180
27,000,000	[1]	United States Treasury Bills, 1.625%—1.690%, 4/9/2020	26,916,020
12,000,000	[1]	United States Treasury Bills, 1.740%, 9/10/2020	11,871,240
15,000,000	[1]	United States Treasury Bills, 1.800%, 8/13/2020	14,854,500
28,000,000	[1]	United States Treasury Bills, 1.840%—2.470%, 2/27/2020	27,959,151
35,000,000	[1]	United States Treasury Bills, 1.845%—1.870%, 3/19/2020	34,915,041
30,000,000	[1]	United States Treasury Bills, 1.890%, 2/13/2020	29,981,100
18,000,000	[1]	United States Treasury Bills, 1.945%—1.950%, 2/6/2020	17,995,134
134,500,000	[2]	United States Treasury Floating Rate Notes, 1.568% (91-day T-Bill +0.033%), 2/4/2020	134,493,219
88,150,000	[2]	United States Treasury Floating Rate Notes, 1.578% (91-day T-Bill +0.043%), 2/4/2020	88,137,078
52,090,000	[2]	United States Treasury Floating Rate Notes, 1.580% (91-day T-Bill +0.045%), 2/4/2020	52,062,510
104,500,000	[2]	United States Treasury Floating Rate Notes, 1.650% (91-day T-Bill +0.115%), 2/4/2020	104,470,504
21,000,000	[2]	United States Treasury Floating Rate Notes, 1.674% (91-day T-Bill +0.139%), 2/4/2020	20,999,619
26,000,000	[2]	United States Treasury Floating Rate Notes, 1.689% (91-day T-Bill +0.154%), 2/4/2020	26,000,000
44,000,000	[2]	United States Treasury Floating Rate Notes, 1.755% (91-day T-Bill +0.220%), 2/4/2020	43,980,771
68,500,000	[2]	United States Treasury Floating Rate Notes, 1.835% (91-day T-Bill +0.300%), 2/4/2020	68,551,229
Semi-Annual Shareholder Report
5

Principal Amount		Value
	U.S. TREASURIES—continued
$24,500,000	United States Treasury Notes, 1.125%—1.375%, 3/31/2020	$24,463,433
71,100,000	United States Treasury Notes, 1.125%—2.375%, 4/30/2020	71,019,877
13,000,000	United States Treasury Notes, 1.250%, 2/29/2020	12,991,389
45,500,000	United States Treasury Notes, 1.375%—2.625%, 8/31/2020	45,710,245
17,000,000	United States Treasury Notes, 1.375%—2.875%, 10/31/2020	17,075,174
28,250,000	United States Treasury Notes, 1.375%, 5/31/2020	28,198,453
8,000,000	United States Treasury Notes, 1.500%, 4/15/2020	7,991,543
15,000,000	United States Treasury Notes, 1.625%—2.500%, 6/30/2020	15,040,351
22,000,000	United States Treasury Notes, 1.625%—2.750%, 11/30/2020	22,183,702
34,925,000	United States Treasury Notes, 1.750%—2.625%, 11/15/2020	35,079,495
25,000,000	United States Treasury Notes, 2.625%, 7/31/2020	25,110,337
43,000,000	United States Treasury Notes, 2.750%, 9/30/2020	43,294,305
24,250,000	United States Treasury Notes, 3.500%, 5/15/2020	24,363,963
5,000,000	United States Treasury Notes, 3.625%, 2/15/2020	5,002,810
	TOTAL U.S. TREASURIES	1,150,699,310
	TOTAL INVESTMENT IN SECURITIES—99.9% (AT AMORTIZED COST)[3]	3,321,699,310
	OTHER ASSETS AND LIABILITIES - NET—0.1%[4]	2,980,346
	TOTAL NET ASSETS—100%	$3,324,679,656
1	Discount rate(s) at time of purchase.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2020.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of January 31, 2020, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Institutional Shares1
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.008	0.021	0.012	0.004	0.001	—
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.008	0.021	0.012	0.004	0.001	0.000[2]
Less Distributions:
Distributions from net investment income	(0.008)	(0.021)	(0.012)	(0.004)	(0.001)	—
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.008)	(0.021)	(0.012)	(0.004)	(0.001)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.85%	2.16%	1.25%	0.44%	0.11%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.20%[5]	0.20%	0.20%	0.20%	0.18%	0.08%
Net investment income	1.66%[5]	2.18%	1.23%	0.47%	0.12%	0.00%
Expense waiver/reimbursement[6]	0.10%[5]	0.11%	0.13%	0.13%	0.17%	0.53%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,040,695	$1,344,393	$360,889	$288,652	$167,690	$115,211
1	On June 2, 2015, the Fund's shares were re-designated as Institutional Shares.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,				Period Ended 7/31/2015[1]
		2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.014	0.005	0.000[2]	0.003	—
Net realized gain (loss)	0.000[2]	0.000[2]	0.000[2]	0.000[2]	(0.003)	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.014	0.005	0.000[2]	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.005)	(0.014)	(0.005)	(0.000)[2]	(0.000)[2]	—
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.005)	(0.014)	(0.005)	(0.000)[2]	(0.000)[2]	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.50%	1.45%	0.54%	0.02%	0.000%[4]	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.90%[5]	0.90%	0.90%	0.62%	0.38%	0.13%[5]
Net investment income	0.99%[5]	1.44%	0.53%	0.02%	0.00%[4]	0.00%[5]
Expense waiver/reimbursement[6]	0.10%[5]	0.11%	0.13%	0.41%	0.65%	1.10%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$631,786	$591,844	$635,165	$751,234	$617,216	$584
1	Reflects operations for the period from June 2, 2015 (date of initial public investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2020	Year Ended July 31,				Period Ended 7/31/2015[1]
		2019	2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004	0.013	0.004	0.000[2]	0.000[2]	—
Net realized gain	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.004	0.013	0.004	0.000[2]	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.004)	(0.013)	(0.004)	(0.000)[2]	(0.000)[2]	—
Distributions from net realized gain	—	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.004)	(0.013)	(0.004)	(0.000)[2]	(0.000)[2]	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.44%	1.31%	0.40%	0.00%[4]	0.00%[4]	0.00%[4]
Ratios to Average Net Assets:
Net expenses	1.03%[5]	1.04%	1.05%	0.64%	0.32%	0.13%[5]
Net investment income	0.86%[5]	1.32%	0.30%	0.00%[4]	0.00%[4]	0.00%[5]
Expense waiver/reimbursement[6]	0.20%[5]	0.21%	0.23%	0.64%	0.97%	1.36%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$652,199	$496,252	$341,124	$660,717	$666,074	$154,125
1	Reflects operations for the period from June 2, 2015 (date of initial public investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
January 31, 2020 (unaudited)
Assets:
Investment in repurchase agreements	$2,171,000,000
Investment in securities	1,150,699,310
Investment in securities, at amortized cost and fair value		$3,321,699,310
Cash		782,727
Income receivable		3,211,645
Receivable for shares sold		4,946,337
TOTAL ASSETS		3,330,640,019
Liabilities:
Payable for shares redeemed	4,017,634
Income distribution payable	953,847
Capital gain distribution payable	673
Payable for investment adviser fee (Note 4)	9,403
Payable for administrative fees (Note 4)	7,124
Payable for Directors'/Trustees' fees (Note 4)	270
Payable for distribution services fee (Note 4)	444,532
Payable for other service fees (Notes 2 and 4)	257,643
Accrued expenses (Note 4)	269,237
TOTAL LIABILITIES		5,960,363
Net assets for 3,324,677,077 shares outstanding		$3,324,679,656
Net Assets Consist of:
Paid-in capital		$3,324,677,106
Total distributable earnings		2,550
TOTAL NET ASSETS		$3,324,679,656
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$2,040,694,648 ÷ 2,040,693,066 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$631,786,316 ÷ 631,785,825 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$652,198,692 ÷ 652,198,186 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended January 31, 2020 (unaudited)
Investment Income:
Interest			$28,115,173
Expenses:
Investment adviser fee (Note 4)		$2,995,745
Administrative fee (Note 4)		1,179,962
Custodian fees		55,378
Transfer agent fee (Note 2)		544,549
Directors'/Trustees' fees (Note 4)		7,560
Auditing fees		10,758
Legal fees		5,080
Portfolio accounting fees		102,645
Distribution services fee (Note 4)		2,901,233
Other service fees (Notes 2 and 4)		1,535,201
Share registration costs		116,719
Printing and postage		20,124
Miscellaneous (Note 4)		28,537
TOTAL EXPENSES		9,503,491
Waivers:
Waiver of investment adviser fee (Note 4)	$(1,470,989)
Waiver of other operating expenses (Note 4)	(300,547)
TOTAL WAIVERS		(1,771,536)
Net expenses			7,731,955
Net investment income			20,383,218
Net realized loss on investments			(81)
Change in net assets resulting from operations			$20,383,137
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2020	Year Ended 7/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$20,383,218	$30,467,657
Net realized gain (loss)	(81)	673
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	20,383,137	30,468,330
Distributions to Shareholders:
Institutional Shares	(14,706,977)	(15,458,216)
Cash II Shares	(3,102,095)	(8,722,922)
Cash Series Shares	(2,578,312)	(6,279,423)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(20,387,384)	(30,460,561)
Share Transactions:
Proceeds from sale of shares	3,923,501,523	5,582,353,472
Net asset value of shares issued to shareholders in payment of distributions declared	14,386,315	19,965,332
Cost of shares redeemed	(3,045,693,269)	(4,507,015,472)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	892,194,569	1,095,303,332
Change in net assets	892,190,322	1,095,311,101
Net Assets:
Beginning of period	2,432,489,334	1,337,178,233
End of period	$3,324,679,656	$2,432,489,334
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
January 31, 2020 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Trust for U.S. Treasury Obligations (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Cash II Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide stability of principal and current income consistent with stability of principal.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by
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the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class
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based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers of $1,771,536 is disclosed in various locations in Note 4. For the six months ended January 31, 2020, transfer agent fees for the Fund were as follows:
Transfer Agent Fees Incurred
Institutional Shares	$10,364
Cash II Shares	306,361
Cash Series Shares	227,824
TOTAL	$544,549
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Cash II Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended January 31, 2020, other service fees for the Fund were as follows:
Other Service Fees Incurred
Cash II Shares	$783,833
Cash Series Shares	751,368
TOTAL	$1,535,201
For the six months ended January 31, 2020, the Fund's Institutional Shares did not incur other service fees; however it may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2020, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,393,992,277	$2,393,992,277	2,980,811,990	$2,980,811,990
Shares issued to shareholders in payment of distributions declared	8,766,403	8,766,403	5,281,091	5,281,091
Shares redeemed	(1,706,455,324)	(1,706,455,324)	(2,002,592,842)	(2,002,592,842)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	696,303,356	$696,303,356	983,500,239	$983,500,239

	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	330,156,115	$330,156,115	861,257,848	$861,257,848
Shares issued to shareholders in payment of distributions declared	3,067,537	3,067,537	8,536,185	8,536,185
Shares redeemed	(293,280,223)	(293,280,223)	(913,117,076)	(913,117,076)
NET CHANGE RESULTING FROM CLASS II SHARE TRANSACTIONS	39,943,429	$39,943,429	(43,323,043)	$(43,323,043)

	Six Months Ended 1/31/2020		Year Ended 7/31/2019
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	1,199,353,131	$1,199,353,131	1,740,283,634	$1,740,283,634
Shares issued to shareholders in payment of distributions declared	2,552,375	2,552,375	6,148,056	6,148,056
Shares redeemed	(1,045,957,722)	(1,045,957,722)	(1,591,305,554)	(1,591,305,554)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	155,947,784	$155,947,784	155,126,136	$155,126,136
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	892,194,569	$892,194,569	1,095,303,332	$1,095,303,332
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4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will reimburse the amount, limited to the amount of the advisory fee, by which the Fund's Institutional Shares aggregate annual operating expenses, including the investment advisory fee, but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses, exceed 0.45% of the Fund's Institutional Shares average daily net assets. To comply with the 0.45% limitation imposed under the investment advisory contract, the Adviser may waive its advisory fee and/or reimburse its advisory fee or other Fund expenses, affiliates of the Adviser may waive, reimburse or reduce amounts otherwise included in the aggregate annual operating expenses of the Fund, or there may be a combination of waivers, reimbursements and/or reductions by the Adviser and its affiliates. The amount that the Adviser waives/reimburses under the investment advisory contract will be reduced to the extent that affiliates of the Adviser waive, reimburse or reduce amounts that would otherwise be included in the aggregate annual operating expenses of the Fund. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2020, the Adviser voluntarily waived $1,470,989 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Cash II Shares	0.35%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2020, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash II Shares	$1,097,952	$–
Cash Series Shares	1,803,281	(300,547)
TOTAL	$2,901,233	$(300,547)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Expense Limitation
In addition to the contractual fee waiver described under “Investment Adviser Fee” above with regard to the Fund's Institutional Shares, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Cash II Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.90% and 1.05% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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5. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2020, there were no outstanding loans. During the six months ended January 31, 2020, the program was not utilized.
6. SUBSEQUENT EVENT
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains, workflow operations and customer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and result in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including Fund service providers) and the market in general in significant and unforeseen ways. Any such impact could adversely affect the Fund's performance.
Effective on or about June 29, 2020, the name of the Trust and Fund will change to Federated Hermes Money Market Obligations Trust and Federated Hermes Trust for U.S. Treasury Obligations, respectively.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2019 to January 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2019	Ending Account Value 1/31/2020	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,008.50	$1.01
Cash II Shares	$1,000	$1,005.00	$4.54
Cash Series Shares	$1,000	$1,004.40	$5.19
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.10	$1.02
Cash II Shares	$1,000	$1,020.60	$4.57
Cash Series Shares	$1,000	$1,020.00	$5.23
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.20%
Cash II Shares	0.90%
Cash Series Shares	1.03%
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Evaluation and Approval of Advisory Contract–May 2019
Federated Trust for U.S. Treasury Obligations (the “Fund”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the
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adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investment Management Company (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due
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regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the
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Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds' objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
The Fund's performance fell below the median of the relevant Peer Group for the one-year period covered by the CCO Fee Evaluation Report. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived
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fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the
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appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated Funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC's website at www.sec.gov. You may access Form N-MFP via the link to the Fund and share class name at www.FederatedInvestors.com.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Trust for U.S. Treasury Obligations
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N799
CUSIP 608919551
CUSIP 608919569
8042508 (3/20)
© 2020 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 23, 2020

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 23, 2020